UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Steven K. McGinnis Chief Compliance Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:
Thomas Reyes Vice President and Counsel State Street Bank and Trust Company 225 Franklin Street, 2nd Floor Boston, Massachusetts 02110		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW, 2nd Floor Washington, D.C. 20036

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1.    Schedule of Investments

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2005 (Unaudited)

		FACE AMOUNT	VALUE
BONDS AND NOTES - 97.3%

Austria - 4.8%
ASFINAG, 3.250%, 10/19/09	EUR	$9,500,000	$11,716,768
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	570,000,000	5,290,186
Republic of Austria, 5.250%, 10/05/09	USD	3,000,000	3,094,389
			20,101,343

Belgium - 2.7%
Kingdom of Belgium, 3.000%, 3/28/10	EUR	6,000,000	7,340,008
Kingdom of Belgium, 3.750%, 3/28/09	EUR	3,000,000	3,760,388
			11,100,396

Canada - 11.0%
Canada Housing Trust, 4.650%, 9/15/09	CAD	14,000,000	12,516,611
Government of Canada, 4.250%, 9/01/09	CAD	9,100,000	8,044,715
Province of British Columbia, 6.375%, 8/23/10	CAD	13,850,000	13,138,263
Province of Ontario, 6.200%, 11/19/09	CAD	13,000,000	12,282,226
			45,981,815

Finland - 1.9%
Republic of Finland, 3.250%, 5/15/09	USD	8,000,000	7,756,336

France - 10.0%
Caisse d’Amortissement de la Dette Sociale, 3.125%, 7/12/10	EUR	9,300,000	11,407,088
Dexia Credit Local, 5.500%, 1/21/09	USD	4,600,000	4,762,674
ERAP, 3.750%, 4/25/10	EUR	3,600,000	4,530,993
French Treasury Note BTAN, 3.000%, 1/12/10	EUR	8,700,000	10,643,074
Total Capital SA, 3.500%, 1/05/09	USD	7,200,000	6,981,437
UNEDIC, 3.000%, 2/02/10	EUR	3,000,000	3,662,447
			41,987,713

Germany - 10.5%
Deutsche Bundesrepublik, 5.375%, 1/04/10	EUR	7,600,000	10,158,556
DSL Bank AG, 1.750%, 10/07/09	JPY	70,000,000	639,657
DSL Bank AG, 5.500%, 2/17/09	USD	1,700,000	1,754,607
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	387,953
Kreditanstalt fuer Wiederaufbau, 3.500%, 4/17/09	EUR	6,500,000	8,065,149
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 4.500%, 1/26/09	CAD	4,130,000	3,637,958
Landwirtschaftliche Rentenbank, 4.250%, 9/01/09	CAD	13,100,000	11,507,847
Westdeutsche Landesbank, 6.050%, 1/15/09	USD	7,500,000	7,770,765
			43,922,492

Japan - 4.7%
Toyota Credit Canada Inc., 4.250%, 6/17/09	CAD	7,900,000	6,905,340
Toyota Credit Canada, Inc., 4.750%, 6/29/09	CAD	2,800,000	2,487,245
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	900,000,000	7,857,021
Toyota Motor Credit Corp., 4.000%, 2/12/10	EUR	2,000,000	2,532,910
			19,782,516

Netherlands - 8.3%
Bank Nederlandse Gemeenten NV, 3.000%, 4/15/10	EUR	6,800,000	8,307,573
Nederlandse Waterschapsbank, 2.750%, 12/30/08	USD	5,000,000	4,741,300
Netherlands Government, 3.000%, 1/15/10	EUR	9,000,000	11,002,513
Rabobank Nederland - Cooperative Centrale Raiffeisen-Boerenleenbank B.A., 4.250%, 1/05/09	CAD	12,200,000	10,652,730
			34,704,116

Norway - 2.1%
Eksportfinans ASA, 4.375%, 7/15/09	USD	8,830,000	8,767,616

Spain - 1.9%
Instituto de Credito Oficial, 3.875%, 7/15/09	USD	8,100,000	7,948,060

Supranational - 7.7%
Asian Development Bank, 5.9475%, 5/20/09	USD	8,500,000	8,947,321
European Investment Bank, 3.375%, 3/16/09	USD	8,300,000	8,049,838
European Investment Bank, 4.000%, 4/15/09	SEK	5,000,000	676,715
Interamerican Development Bank, 5.625%, 6/29/09	CAD	6,700,000	6,181,290
International Bank of Reconstruction & Development, 5.125%, 3/13/09	USD	8,000,000	8,192,120
			32,047,284

1

		FACE AMOUNT	VALUE

Sweden - 6.7%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	8,541,872
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	9,951,655
Kommuninvest I Sverige, 4.000%, 1/21/10	USD	4,000,000	3,928,924
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,430,726
			27,853,177

United Kingdom - 5.4%
BP Canada Finance Co., 3.625%, 1/15/09	USD	4,525,000	4,422,998
Glaxosmithkline Capital Kabuskiki Kaisha, 3.250%, 6/03/09	EUR	7,300,000	8,975,481
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	7,600,000	9,313,866
			22,712,345

United States - 19.6%
Citigroup, Inc., 4.250%, 7/29/09	USD	4,500,000	4,440,623
Federal Farm Credit Bank, 3.625%, 10/24/08	USD	5,000,000	4,885,905
Federal Farm Credit Bank, 4.125%, 4/15/09	USD	3,000,000	2,967,111
Federal Home Loan Mortgage Corp., 3.750%, 7/15/09	EUR	9,900,000	12,396,269
GE Capital Canada Funding Co., 3.650%, 6/07/10	CAD	10,000,000	8,533,356
General Electric Capital Corp., 3.250%, 1/28/10	SEK	22,000,000	2,886,582
Pfizer, Inc., 5.625%, 4/15/09	USD	6,100,000	6,304,307
Procter & Gamble Co., 6.875%, 9/15/09	USD	8,900,000	9,648,063
The Gillette Co., 3.800%, 9/15/09	USD	7,300,000	7,112,967
US Bank N.A., 3.400%, 3/02/09	USD	6,800,000	6,521,118
Wal-Mart Stores, Inc., 6.875%, 8/10/09	USD	8,300,000	8,947,110
Wells Fargo & Co., 3.125%, 4/01/09	USD	7,500,000	7,143,698
			81,787,109

TOTAL BONDS AND NOTES (Identified Cost $411,216,434)			406,452,318

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%

United States - 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,796,444	2,796,444
		2,796,445

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,796,445)		2,796,445

Total Investments - 98.0% (Identified Cost $414,012,879)#		409,248,763
Cash and Other Assets, Less Liabilities — 2.0%		8,452,934
Net Assets — 100%		$417,701,697

2

#                 At September 30, 2005, the aggregate cost of investment securities for income tax purposes was identical. Net unrealized depreciation aggregated $4,764,116 of which $6,552,742 related to appreciated investment securities and $11,316,858 related to depreciated investment securities.

SA Fixed Income Fund

Ten Largest Industry Holdings September 30, 2005

(As a percentage of Net Assets):

Industry	Percentage
Banks	15.5%
Financial Services	14.6%
Foreign Government/Agency – Canada	11.0%
Supranational Organizations	7.7%
Foreign Government/Agency – Sweden	6.7%
Foreign Government/Agency – Germany	6.2%
Government Agency	4.8%
Foreign Government/Agency – Austria	4.8%
Foreign Government/Agency – France	4.5%
Cosmetics & Toiletries	4.0%
78.8%

Key to Abbreviations:

CAD-Canadian Dollar

EUR-Euro Currency

JPY-Japanese Yen

SEK-Swedish Krona

USD-U.S. Dollar

3

At September 30, 2005 the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate
	Delivery	Currency	Face	Total	Unrealized
	Date	Amount	Amount	Value	Appreciation/(Depreciation)
Canadian Dollar (sell)	10/18/2005	109,887,389	$92,693,645	$94,698,696	$(2,005,051)
Canadian Dollar (sell)	10/18/2005	1,112,459	938,776	958,694	(19,918)
Canadian Dollar (sell)	10/18/2005	2,944,797	2,518,320	2,537,766	(19,446)
Euro Currency (sell)	10/18/2005	105,323,954	129,526,345	127,108,586	2,417,759
Japanese Yen (sell)	10/18/2005	897,399,000	8,154,466	7,936,036	218,430
Japanese Yen (sell)	10/18/2005	601,414,068	5,415,364	5,318,530	96,834
Japanese Yen (sell)	10/18/2005	73,427,641	654,920	649,348	5,571
Swedish Krona (sell)	10/18/2005	222,013,551	$29,395,295	$28,747,577	647,718
					$1,341,897

4

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.7%

Advertising - 0.2%
aQuantive, Inc.*	1,800	$36,234
Getty Images, Inc.*	1,600	137,664
Interpublic Group of Cos., Inc.*	13,570	157,955
Lamar Advertising Co. Class A*	2,300	104,328
Omnicom Group, Inc.	5,200	434,876
		871,057

Aerospace/Defense - 1.6%
Alliant Techsystems, Inc.*	875	65,319
Armor Holdings, Inc.*	400	17,204
BE Aerospace, Inc.*	1,400	23,198
Boeing Co.	26,400	1,793,880
Ceradyne, Inc.*	300	11,004
Curtiss-Wright Corp.	38	2,345
DRS Technologies, Inc.	500	24,680
Engineered Support Systems, Inc.	450	18,468
General Dynamics Corp.	5,200	621,660
Goodrich Corp.	3,100	137,454
Hexcel Corp.*	2,100	38,409
Honeywell International, Inc.	27,300	1,023,750
Northrop Grumman Corp.	11,444	621,981
Orbital Sciences Corp.*	200	2,500
Raytheon Co.	14,400	547,488
Rockwell Collins	5,700	275,424
Teledyne Technologies, Inc.*	500	17,235
Triumph Group, Inc.*	200	7,434
United Technologies Corp.	30,700	1,591,488
		6,840,921

Agricultural Operations - 0.1%
AGCO Corp.*	2,600	47,320
Delta & Pine Land Co.	500	13,205
Monsanto Co.	8,017	503,067
		563,592

Airlines - 0.1%
AirTran Holdings, Inc.*	2,400	30,384
Alaska Air Group, Inc.*	700	20,342
AMR Corp.*	5,200	58,136
Continental Airlines, Inc. Class B*	2,000	19,320
Delta Air Lines, Inc.*	1,500	1,125
ExpressJet Holdings, Inc.*	700	6,279
JetBlue Airways Corp.*	2,500	44,000
Northwest Airlines Corp. Class A*	1,200	798
SkyWest, Inc.	1,900	50,958
Southwest Airlines Co.	25,200	374,220
		605,562

Appliances - 0.0%
Maytag Corp.	1,400	25,564
Whirlpool Corp.	1,700	128,809
		154,373

Auto & Related - 0.8%
Aaron Rents, Inc.	500	10,575
Adesa, Inc.	2,200	48,620
Advance Auto Parts, Inc.*	2,700	104,436
American Axle & Manufacturing Holdings, Inc.	1,100	25,388
ArvinMeritor, Inc.	2,100	35,112
Asbury Automotive Group, Inc.*	900	15,327
AutoZone, Inc.*	2,000	166,500
BorgWarner, Inc.	1,200	67,752
CarMax, Inc.*	2,473	77,331
CSK Auto Corp.*	500	7,440
Cummins Engine Co., Inc.	1,200	105,588
Dana Corp.	4,500	42,345
Delphi Automotive Systems Corp.	16,800	46,368
Dollar Thrifty Automotive Group, Inc.*	500	16,835
Ford Motor Co.	52,800	520,608
General Motors Corp.	17,800	544,858
Harley-Davidson, Inc.	8,200	397,208
Johnson Controls, Inc.	5,300	328,865
Lear Corp.	1,700	57,749
Monaco Coach Corp.	400	5,896
Navistar International Corp.*	1,800	58,374
O’Reilly Automotive, Inc.*	3,600	101,448
Oshkosh Truck Corp.	1,600	69,056
PACCAR, Inc.	4,825	327,569
Proliance International, Inc.*	94	515
Rent-A-Center, Inc.*	1,850	35,724
Superior Industries International, Inc.	300	6,456
Tenneco Automotive, Inc.*	500	8,755
Thor Industries, Inc.	1,600	54,400
TRW Automotive Holdings Corp.*	2,800	82,152
United Auto Group, Inc.	600	19,824
United Rentals, Inc.*	2,200	43,362
Visteon Corp.	3,600	35,208
Wabash National Corp.	300	5,898
Winnebago Industries, Inc.	400	11,588
		3,485,130

1

	SHARES	VALUE
Banks/Savings & Loans - 5.0%
Accredited Home Lenders Holding Co.*	100	3,516
Alabama National BanCorp.	300	19,182
AMCORE Financial, Inc.	500	15,605
Amegy Bancorporation, Inc.	2,100	47,523
Associated Banc-Corp.	3,419	104,211
Astoria Financial Corp.	2,700	71,334
BancorpSouth, Inc.	1,700	38,845
Bank of America Corp.	129,766	5,463,149
Bank of New York Co., Inc.	24,900	732,309
BankAtlantic Bancorp, Inc. Class A	1,200	20,388
BankUnited Financial Corp. Class A	500	11,435
BB&T Corp.	17,579	686,460
BOK Financial Corp.	1,242	59,827
Boston Private Financial Holdings, Inc.	300	7,962
Brookline Bancorp, Inc.	1,500	23,730
Capitol Federal Financial	1,500	51,330
Cathay Bancorp, Inc.	950	33,687
Central Pacific Financial Corp.	300	10,554
Chemical Financial Corp.	315	10,237
Chittenden Corp.	625	16,569
City National Corp.	1,200	84,108
Comerica, Inc.	4,800	282,720
Commerce Bancshares, Inc.	1,787	91,995
Commercial Federal Corp.	600	20,484
Community Bank Systems, Inc.	400	9,040
Compass Bancshares, Inc.	3,400	155,822
Corus Bankshares, Inc.	800	43,864
CVB Financial Corp.	1,758	32,699
Dime Community Bancshares	600	8,832
Downey Financial Corp.	300	18,270
East West Bancorp, Inc.	1,200	40,848
Fifth Third Bancorp	17,837	655,153
First Charter Corp.	600	14,688
First Community Bancorp	200	9,566
First Financial Bancorp	630	11,718
First Horizon National Corp.	3,400	123,590
First Niagara Financial Group, Inc.	3,500	50,540
First Republic Bank	300	10,569
FirstFed Financial Corp.*	300	16,143
Flagstar Bancorp, Inc.	1,200	19,320
FNB Corp.	1,851	31,985
Fulton Financial Corp.	4,488	75,174
Glacier Bancorp, Inc.	250	7,717
Golden West Financial Corp.	9,800	582,022
Greater Bay Bancorp	900	22,176
Hancock Holding Co.	400	13,656
Hanmi Financial Corp.	1,407	25,256
Harbor Florida Bancshares, Inc.	300	10,881
Harleysville National Corp.	441	9,680
Hibernia Corp. Class A	4,000	120,160
Hudson City Bancorp, Inc.	19,107	227,373
Hudson United Bancorp	900	38,097
Huntington Bancshares, Inc.	6,500	146,055
Independence Community Bank Corp.	2,184	74,453
International Bancshares Corp.	1,500	44,550
M&T Bank Corp.	3,000	317,130
MAF Bancorp, Inc.	400	16,400
Main Street Banks, Inc.	200	5,360
Marshall & Ilsley Corp.	7,400	321,974
MB Financial, Inc.	450	17,541
Mercantile Bankshares Corp.	2,100	113,148
Mid-State Bancshares	200	5,502
National Penn Bancshares, Inc.	500	12,445
NBT Bancorp, Inc.	600	14,154
New York Community Bancorp, Inc.	7,965	130,626
North Fork Bancorp., Inc.	15,336	391,068
Northern Trust Corp.	6,100	308,355
Northwest Bancorp, Inc.	900	19,125
Ocwen Financial Corp.*	200	1,388
Old National Bancorp	1,307	27,735
Pacific Capital Bancorp	666	22,171
People’s Bank	3,600	104,328
PFF Bancorp, Inc.	450	13,617
PNC Bank Corp.	9,300	539,586
Provident Bankshares Corp.	400	13,912
Provident Financial Services, Inc.	2,300	40,480
Regions Financial Corp.	14,699	457,433
Republic Bancorp, Inc.	1,464	20,701
S&T Bancorp, Inc.	415	15,687
Sovereign Bancorp, Inc.	11,200	246,848
Sterling Bancshares, Inc.	400	5,884
Sterling Financial Corp.	660	14,883
Sun Trust Banks, Inc.	11,626	807,426
SVB Financial Group*	500	24,320
TCF Financial Corp.	3,600	96,300
TD Banknorth, Inc.	5,152	155,281
Texas Regional Bancshares, Inc. Class A	825	23,752
The Colonial BancGroup, Inc.	5,000	112,000
TrustCo Bank Corp. NY	2,380	29,821
Trustmark Corp.	1,300	36,205
U.S. Bancorp	55,715	1,564,477
UCBH Holdings, Inc.	2,800	51,296
UMB Financial Corp.	300	19,704
Umpqua Holdings Corp.	1,400	34,048
UnionBanCal Corp.	3,800	264,936
United Bankshares, Inc.	500	17,475
United Community Banks, Inc.	550	15,675
Valley National Bancorp	3,300	75,570

2

	SHARES	VALUE
Wachovia Corp.	47,531	2,262,000
Washington Federal, Inc.	1,947	43,924
Washington Mutual, Inc.	26,350	1,033,447
Webster Financial Corp.	1,200	53,952
WesBanco, Inc.	100	2,750
Westamerica Bancorp.	700	36,155
Westcorp.	1,100	64,790
Wintrust Financial Corp.	300	15,078
Zions Bancorp.	2,700	192,267
		20,787,187

Broadcasting - 1.0%
Charter Communications, Inc. Class A*	3,000	4,500
Citadel Broadcasting Corp.*	4,000	54,920
Clear Channel Communications, Inc.	16,800	552,552
Comcast Corp. Class A*	43,525	1,278,764
Comcast Corp. Class A Special*	26,700	768,426
Crown Media Holdings, Inc. Class A*	900	9,855
Cumulus Media, Inc. Class A*	900	11,241
Discovery Holding Company Class A*	8,040	116,098
Entravision Communications Corp.*	1,700	13,379
Gray Television, Inc.	500	5,295
Hearst-Argyle Television, Inc.	1,600	41,104
Liberty Global, Inc. Class A*	3,795	102,769
Liberty Global, Inc. Series C	3,795	97,721
Lin TV Corp. Class A*	200	2,790
Mediacom Communications Corp.*	2,700	19,926
Radio One, Inc. Class A*	200	2,631
Radio One, Inc. Class D*	1,800	23,670
Salem Communications Corp. Class A*	200	3,688
Sinclair Broadcast Group, Inc. Class A	1,000	8,870
Spanish Broadcasting System, Inc. Class A*	400	2,872
The DIRECTV Group, Inc.*	44,399	665,097
TiVo, Inc.*	1,100	6,039
Univision Communications, Inc. Class A*	7,150	189,689
World Wrestling Federation Entertainment, Inc.	200	2,600
		3,984,496

Building & Construction - 0.8%
Beazer Homes USA, Inc.	600	35,202
Cavco Industries, Inc.*	100	3,628
Centex Corp.	3,500	226,030
Champion Enterprises, Inc.*	2,100	31,038
D.R. Horton, Inc.	10,000	362,200
Dycom Industries, Inc.*	700	14,154
ElkCorp	200	7,154
Emcor Group, Inc.*	300	17,790
Fleetwood Enterprises, Inc.*	700	8,610
Florida Rock Industries, Inc.	1,425	91,328
Granite Construction, Inc.	500	19,120
Hovnanian Enterprises, Inc. Class A*	1,000	51,200
Jacobs Engineering Group, Inc.*	1,200	80,880
KB HOME	2,200	161,040
Lafarge Corp.	1,700	114,937
Lennar Corp.	3,200	191,232
Lennar Corp. Class B	800	44,328
M.D.C. Holdings, Inc.	1,057	83,387
M/I Homes, Inc.	100	5,426
Martin Marietta Materials, Inc.	1,200	94,152
Masco Corp.	13,400	411,112
Meritage Corp.*	400	30,664
Modine Manufacturing Co.	400	14,672
NCI Building Systems, Inc.*	200	8,158
NVR, Inc.*	100	88,495
Pulte Corp.	8,300	356,236
Ryland Group, Inc.	1,200	82,104
Simpson Manufacturing Co., Inc.	800	31,312
Standard Pacific Corp.	1,400	58,114
Technical Olympic USA, Inc.	1,725	45,126
Texas Industries, Inc.	300	16,320
The Shaw Group, Inc.*	2,200	54,252
Toll Brothers, Inc.*	4,200	187,614
Trex Co., Inc.*	100	2,400
URS Corp.*	600	24,234
Vulcan Materials Co.	2,700	200,367
Walter Industries, Inc.	400	19,568
Washington Group International, Inc.*	300	16,167
WCI Communities, Inc.*	600	17,022
William Lyon Homes, Inc.*	200	31,040
York International Corp.	500	28,035
		3,365,848

Business Services - 1.3%
Acxiom Corp.	1,900	35,568
ADVO, Inc.	400	12,516
Automatic Data Processing, Inc.	18,700	804,848
Banta Corp.	500	25,445
BEA Systems, Inc.*	12,100	108,658
BearingPoint, Inc.*	6,000	45,540

3

	SHARES	VALUE
Brady Corp. Class A	600	18,564
Catalina Marketing Corp.	800	18,192
CDI Corp.	300	8,862
Ceridian Corp.*	4,800	99,600
Certegy, Inc.	1,500	60,030
ChoicePoint, Inc.*	2,166	93,506
Cintas Corp.	4,800	197,040
CSG Systems International, Inc.*	800	17,368
Ecolab, Inc.	8,200	261,826
Electronic Data Systems Corp.	16,600	372,504
Expeditors International of Washington, Inc.	2,800	158,984
Fair, Issac & Co., Inc.	1,600	71,680
First Data Corp.	24,379	975,160
Fiserv, Inc.*	5,450	249,991
Foundry Networks, Inc.*	4,100	52,070
FTI Consulting, Inc.*	1,100	27,786
Gartner, Inc. Class A*	3,400	39,746
Gevity HR, Inc.	200	5,448
Global Payments, Inc.	1,240	96,373
Harte-Hanks, Inc.	2,550	67,397
Hudson Highland Group, Inc.*	270	6,742
Iron Mountain, Inc.*	3,350	122,945
John H. Harland Co.	500	22,200
Keane, Inc.*	1,100	12,573
Kelly Services, Inc. Class A	500	15,330
Korn/Ferry International*	400	6,556
Manpower, Inc.	2,200	97,658
MAXIMUS, Inc.	400	14,300
MPS Group, Inc.*	2,900	34,220
Navigant Consulting, Inc.*	613	11,745
NCO Group, Inc.*	500	10,330
Paychex, Inc.	12,150	450,522
Resources Connection, Inc.*	600	17,778
Robert Half International, Inc.	4,900	174,391
SEI Investments Co.	2,700	101,466
Sirva, Inc.*	1,300	9,698
TeleTech Holdings, Inc.*	1,900	19,038
Tetra Tech, Inc.*	1,000	16,820
The Corporate Executive Board Co.	800	62,384
The Reynolds & Reynolds Co. Class A	1,500	41,115
Watson Wyatt & Co. Holdings	500	13,475
Westwood One, Inc.	2,200	43,758
		5,229,746

Casinos and Gambling - 0.0%
Pinnacle Entertainment, Inc.*	500	9,165

Chemicals - 1.2%
A. Schulman, Inc.	200	3,590
Air Products & Chemicals, Inc.	6,400	352,896
Airgas, Inc.	1,700	50,371
Albemarle Corp.	1,500	56,550
Arch Chemicals, Inc.	200	4,650
Ashland, Inc.	1,700	93,908
Cabot Corp.	1,400	46,214
Cabot Microelectronics Corp.*	300	8,814
Chemtura Corp.	7,478	92,877
Cytec Industries, Inc.	1,000	43,380
Dionex Corp.*	300	16,275
Dow Chemical Co.	30,800	1,283,436
E.I. du Pont de Nemours & Co.	31,900	1,249,523
Eastman Chemical Co.	1,900	89,243
Engelhard Corp.	3,000	83,730
Ferro Corp.	500	9,160
FMC Corp.*	700	40,054
Georgia Gulf Corp.	600	14,448
H.B. Fuller Co.	500	15,540
Hercules, Inc.*	2,700	32,994
Kronos Worldwide Inc	722	22,916
Lubrizol Corp.	1,600	69,328
Lyondell Chemical Co.	7,355	210,500
MacDermid, Inc.	600	15,756
Minerals Technologies, Inc.	300	17,163
NL Industries, Inc.	800	15,032
Olin Corp.	2,000	37,980
OM Group, Inc.*	400	8,052
Praxair, Inc.	9,700	464,921
Rohm & Haas Co.	6,800	279,684
RPM, Inc.	3,800	69,920
Sigma-Aldrich Corp.	1,700	108,902
Spartech Corp.	500	9,770
Symyx Technologies*	400	10,448
Terra Industries, Inc.*	2,400	15,960
The Mosaic Co.*	1,800	28,836
The Valspar Corp.	2,000	44,720
Valhi, Inc.	2,860	51,423
		5,068,964

Commercial Services - 0.3%
Alliance Data Systems Corp.*	2,100	82,215
Aramark Corp. Class B	2,900	77,459
Arbitron, Inc.	300	11,952
Central Parking Corp.	200	2,990
Convergys Corp.*	4,200	60,354
CoStar Group, Inc.*	200	9,344
Deluxe Corp.	1,100	44,176
Euronet Worldwide, Inc.*	400	11,836
Fluor Corp.	2,100	135,198
Hewitt Associates, Inc. Class A*	380	10,366
Labor Ready, Inc.*	1,600	41,040
Moody’s Corp.	9,000	459,720

4

	SHARES	VALUE
PHH Corp.*	1,367	37,538
Plexus Corp.*	800	13,672
Polycom, Inc.*	2,400	38,808
Quanta Services, Inc.*	3,000	38,280
R.H. Donnelley Corp.*	700	44,282
Veritas DGC, Inc.*	700	25,634
Viad Corp.	400	10,940
Weight Watchers International, Inc.*	2,700	139,266
		1,295,070

Communication Services - 0.0%
Time Warner Telecom, Inc. Class A*	1,500	11,700
West Corp.*	1,500	56,085
		67,785

Communications Equipment - 0.2%
Andrew Corp.*	5,200	57,980
Arris Group, Inc.*	2,500	29,650
Ditech Communications Corp.*	300	2,022
Finisar Corp.*	900	1,233
Freescale Semiconductor, Inc. Class B*	6,779	159,849
Inter-Tel, Inc.	300	6,300
L-3 Communications Holdings, Inc.	3,000	237,210
Sonus Networks, Inc.*	6,900	40,020
Tekelec*	2,000	41,900
UTStarcom, Inc.*	3,200	26,144
ViaSat, Inc.*	200	5,130
		607,438

Computer Equipment - 1.6%
Adaptec, Inc.*	1,100	4,213
Advanced Digital Information Corp.*	800	7,520
Brocade Communications Systems, Inc.*	7,500	30,600
Electronics for Imaging, Inc.*	1,500	34,410
EMC Corp.*	76,932	995,500
Emulex Corp.*	2,500	50,525
Hutchinson Technology, Inc.*	400	10,448
Imation Corp.	500	21,435
Ingram Micro, Inc. Class A*	4,200	77,868
Insight Enterprises, Inc.*	800	14,880
Intel Corp.	197,500	4,868,375
Komag, Inc.*	1,000	31,960
Kronos, Inc.*	500	22,320
Maxtor Corp.*	7,000	30,800
McDATA Corp. Class A*	3,800	19,912
MEMC Electronic Materials, Inc.*	5,800	132,182
Mentor Graphics Corp.*	2,100	18,060
Palm, Inc.*	1,000	28,330
SanDisk Corp.*	5,400	260,550
Semtech Corp.*	2,200	36,234
Silicon Storage Technology, Inc.*	1,300	6,994
Synaptics, Inc.*	300	5,640
Varian Semiconductor Equipment Associates, Inc.*	500	21,185
Western Digital Corp.*	5,800	74,994
Whitney Holding Corp.	1,425	38,532
		6,843,467

Computer Services - 1.5%
Affiliated Computer Services, Inc. Class A*	3,200	174,720
Anteon International Corp.*	400	17,104
Avocent Corp.*	1,100	34,804
Black Box Corp.	300	12,588
Cadence Design Systems, Inc.*	8,100	130,896
Cisco Systems, Inc.*	204,500	3,666,685
Cognizant Technology Solutions Corp.*	3,700	172,383
Computer Sciences Corp.*	5,300	250,743
Compuware Corp.*	12,400	117,800
Diebold, Inc.	1,700	58,582
DST Systems, Inc.*	2,500	137,075
Extreme Networks, Inc.*	3,400	15,130
FactSet Research Systems, Inc.	1,050	37,002
GTECH Holdings Corp.	3,000	96,180
Intergraph Corp.*	700	31,297
Jack Henry & Associates, Inc.	2,000	38,800
Manhattan Associates, Inc.*	300	6,960
MICROS Systems, Inc.*	600	26,250
MTS Systems Corp.	152	5,741
NCR Corp.*	4,800	153,168
Network Appliance, Inc.*	11,000	261,140
Perot Systems Corp. Class A*	3,500	49,525
Sapient Corp.*	3,700	23,125
SRA International, Inc. Class A*	400	14,192
Sun Microsystems, Inc.*	101,300	397,096
Sybase, Inc.*	2,100	49,182
Syntel, Inc.	600	11,694
TALX Corp.	100	3,279
The BISYS Group, Inc.*	3,900	52,377
Unisys Corp.*	10,900	72,376
Wind River Systems, Inc.*	2,300	29,739
		6,147,633

Computer Software - 3.8%
3Com Corp.*	10,700	43,656
Activision, Inc.*	5,733	117,240

5

	SHARES	VALUE
Adobe Systems, Inc.	15,700	468,645
Advent Software, Inc.*	400	10,776
Altiris, Inc.*	300	4,587
ANSYS, Inc.*	300	11,547
Autodesk, Inc.	7,300	339,012
BMC Software, Inc.*	7,000	147,700
Borland Software Corp.*	2,200	12,804
CheckFree Corp.*	2,400	90,768
Citrix Systems, Inc.*	5,400	135,756
Computer Associates International, Inc.	18,800	522,828
Dendrite International, Inc.*	1,400	28,126
Digitas, Inc.*	2,600	29,536
Electronic Arts, Inc.*	9,800	557,522
Enterasys Networks, Inc.*	1,700	2,278
Epicor Software Corp.*	700	9,100
eResearch Technology, Inc.*	1,600	22,704
FileNET Corp.*	500	13,950
Hyperion Solutions Corp.*	800	38,920
Identix, Inc.*	700	3,290
Informatica Corp.*	2,400	28,848
Internet Security Systems, Inc.*	600	14,406
Intuit, Inc.*	4,900	219,569
Lawson Software, Inc.*	1,200	8,328
Macromedia, Inc.*	1,600	65,072
McAfee, Inc.*	5,300	166,526
Mercury Interactive Corp.*	2,200	87,120
Microsoft Corp.	342,800	8,820,244
Midway Games, Inc.*	2,400	36,456
National Instruments Corp.	1,750	43,120
NetIQ Corp.*	700	8,568
Novell, Inc.*	12,200	90,890
NVIDIA Corp.*	5,400	185,112
Openwave Systems, Inc.*	1,900	34,162
Oracle Corp.*	164,660	2,040,137
PalmSource, Inc.*	154	2,780
Parametric Technology Corp.*	8,700	60,639
Progress Software Corp.*	600	19,062
Quest Software, Inc.*	2,500	37,675
Red Hat, Inc.*	5,100	108,069
ScanSoft, Inc.*	2,600	13,858
SERENA Software, Inc.*	1,000	19,930
Siebel Systems, Inc.	15,400	159,082
Symantec Corp.*	35,765	810,435
Take-Two Interactive Software, Inc.*	2,150	47,493
THQ, Inc.*	1,850	39,442
TIBCO Software, Inc.*	6,000	50,160
Transaction Systems Architects, Inc. Class A*	400	11,140
Verint Systems, Inc.*	1,000	40,940
WebMD Corp.*	11,100	122,988
		16,002,996

Computers - 2.6%
Apple Computer, Inc.*	26,400	1,415,304
Dell, Inc.*	77,500	2,650,500
Gateway, Inc.*	11,100	29,970
Hewlett-Packard Co.	92,401	2,698,109
International Business Machines Corp.	48,400	3,882,648
		10,676,531

Consumer Products - 2.3%
Avon Products, Inc.	14,200	383,400
Blyth, Inc.	500	11,145
Clorox Co.	6,000	333,240
Colgate-Palmolive Co.	16,700	881,593
Energizer Holdings, Inc.*	2,000	113,400
Estee Lauder Companies, Inc. Class A	3,800	132,354
Fortune Brands, Inc.	3,700	300,921
Fossil, Inc.*	1,600	29,104
Gillette Co.	27,800	1,617,960
Hasbro, Inc.	5,700	112,005
IDEXX Laboratories, Inc.*	800	53,504
International Flavors & Fragrances, Inc.	2,500	89,100
Jarden Corp.*	1,600	65,712
Mattel, Inc.	12,500	208,500
Newell Rubbermaid, Inc.	8,800	199,320
Playtex Products, Inc.*	1,000	11,000
Procter & Gamble Co.	78,800	4,685,448
Russ Berrie & Co., Inc.	400	5,648
Spectrum Brands, Inc.*	1,500	35,325
The Scotts Co. Class A	600	52,758
The Yankee Candle Co., Inc.	1,100	26,950
Tupperware Corp.	1,700	38,726
		9,387,113

Containers & Glass - 0.0%
Crown Holdings, Inc.*	4,700	74,918
Owens-Illinois, Inc.*	4,600	94,852
Silgan Holdings, Inc.	600	19,956
		189,726

Containers-Paper/Plastic - 0.1%
Bemis Co., Inc.	2,800	69,160
Graphic Packaging Corp.*	6,000	16,800
Longview Fibre Co.	900	17,541
Pactiv Corp.*	4,500	78,840
Sealed Air Corp.*	1,900	90,174
Sonoco Products Co.	1,700	46,427
Tredegar Corp.	400	5,204
		324,146

Construction Materials - 0.0%
Eagle Materials, Inc.	353	42,844
Eagle Materials, Inc. Class B	178	20,594
Universal Forest Products, Inc.	200	11,464
		74,902

6

	SHARES	VALUE
Distribution/Wholesale - 0.2%
Aviall, Inc.*	300	10,134
CDW Corp.	2,200	129,624
Fastenal Co.	2,000	122,180
Genuine Parts Co.	4,900	210,210
Grainger, Inc.	2,500	157,300
Hughes Supply, Inc.	1,600	52,160
Owens & Minor, Inc.	500	14,675
ScanSource, Inc.*	100	4,874
SCP Pool Corp.	1,600	55,888
United Natural Foods, Inc.*	600	21,216
United Stationers, Inc.*	500	23,930
Watsco, Inc.	200	10,622
WESCO International, Inc.*	500	16,935
		829,748

Diversified Operations - 1.9%
3M Co.	23,100	1,694,616
Actuant Corp. Class A	200	9,360
Acuity Brands, Inc.	1,000	29,670
Barnes Group, Inc.	400	14,344
Carlisle Cos., Inc.	600	38,142
Cendant Corp.	33,648	694,495
Chemed Corp.	400	17,336
Corning, Inc.*	47,100	910,443
Covanta Holding Corp.*	3,990	53,586
Crane Co.	1,300	38,662
Danaher Corp.	9,900	532,917
Esterline Technologies Corp.*	300	11,367
Federal Signal Corp.	600	10,254
Fidelity National Financial, Inc.	4,615	205,460
Florida East Coast Industries, Inc.	500	22,645
GenCorp, Inc.	1,500	27,975
Griffon Corp.*	400	9,840
Harsco Corp.	1,000	65,570
Hawaiian Electric Industries, Inc.	1,800	50,184
Hillenbrand Industries, Inc.	1,500	70,575
Illinois Tool Works, Inc.	8,300	683,339
ITT Industries, Inc.	2,400	272,640
Jacuzzi Brands, Inc.*	2,100	16,926
Jefferson-Pilot Corp.	3,600	184,212
Lancaster Colony Corp.	500	21,500
Leucadia National Corp.	2,850	122,835
Lockheed Martin Corp.	14,200	866,768
Mathews International Corp. Class A	500	18,895
Pentair, Inc.	2,600	94,900
PerkinElmer, Inc.	4,500	91,665
PPG Industries, Inc.	4,500	266,355
Roper Industries, Inc.	2,000	78,580
Sensient Technologies Corp.	600	11,370
Teleflex, Inc.	900	63,450
Textron, Inc.	3,900	279,708
Trinity Industries, Inc.	600	24,294
Universal Corp.	500	19,415
UNOVA, Inc.*	1,800	62,964
Vector Group Ltd.	441	8,824
		7,696,081

Education - 0.2%
Apollo Group, Inc. Class A*	5,150	341,909
Career Education Corp.*	2,700	96,012
Corinthian Colleges, Inc.*	1,900	25,213
DeVry, Inc.*	1,400	26,670
Education Management Corp.*	1,600	51,584
ITT Educational Services, Inc.*	900	44,415
Laureate Education, Inc.*	1,000	48,970
Renaissance Learning, Inc.	500	8,900
Strayer Education, Inc.	200	18,904
		662,577

Electric Utilities - 0.1%
ALLETE, Inc.	1,000	45,810
Duquesne Light Holdings, Inc.	2,200	37,862
Great Plains Energy, Inc.	1,700	50,847
MGE Energy, Inc.	200	7,302
NorthWestern Corp.	400	12,076
NSTAR	3,200	92,544
Weststar Energy, Inc.	1,900	45,847
		292,288

Electrical Equipment - 3.0%
A.O. Smith Corp.	300	8,550
Avid Technology, Inc.*	700	28,980
Axcelis Technologies, Inc.*	2,800	14,616
Checkpoint Systems, Inc.*	600	14,232
Credence Systems Corp.*	2,500	19,950
Fairchild Semiconductor Corp. Class A*	3,600	53,496
FLIR Systems, Inc.*	1,400	41,412
General Electric Co.	339,400	11,427,598
Genlyte Group, Inc.*	400	19,232
GrafTech International Ltd.*	1,100	5,973
Input/Output, Inc.*	900	7,182
Lincoln Electric Holdings, Inc.	900	35,460
Littelfuse, Inc.*	400	11,252
Microchip Technology, Inc.	5,750	173,190
Molex, Inc.	2,600	69,368

7

	SHARES	VALUE
Molex, Inc. Class A	2,500	64,275
Paxar Corp.*	700	11,795
Power Integrations, Inc.*	400	8,700
Power-One, Inc.*	1,200	6,648
Rogers Corp.*	300	11,610
Veeco Instruments, Inc.*	400	6,416
Vicor Corp.	200	3,030
Xilinx, Inc.	9,800	272,930
		12,315,895

Electronics - 2.5%
Advanced Micro Devices, Inc.*	11,800	297,360
Aeroflex, Inc.*	1,200	11,232
Agere Systems, Inc.*	5,440	56,630
Agilent Technologies, Inc.*	15,200	497,800
Altera Corp.*	11,900	227,409
AMETEK, Inc.	1,500	64,455
Amkor Technology, Inc.*	5,300	23,214
Amphenol Corp. Class A	2,300	92,782
Analog Devices, Inc.	11,100	412,254
Anixter International, Inc.*	600	24,198
Applied Materials, Inc.	53,400	905,664
Applied Micro Circuits Corp.*	9,200	27,600
Arrow Electronics, Inc.*	3,500	109,760
Atmel Corp.*	14,300	29,458
ATMI, Inc.*	500	15,500
Avnet, Inc.*	4,322	105,673
AVX Corp.	5,200	66,248
Belden CDT, Inc.	1,500	29,145
Benchmark Electronics, Inc.*	700	21,084
Broadcom Corp. Class A*	8,300	389,353
Brooks Automation, Inc.*	500	6,665
Coherent, Inc.*	400	11,712
Conexant Systems, Inc.*	9,217	16,498
Cree, Inc.*	1,500	37,530
Cubic Corp.	500	8,560
Cymer, Inc.*	500	15,660
Cypress Semiconductor Corp.*	3,800	57,190
DSP Group, Inc.*	500	12,830
Emerson Electric Co.	13,200	947,760
Entegris, Inc.*	4,217	47,652
Exar Corp.*	600	8,412
FormFactor, Inc.*	1,100	25,102
Genesis Microchip, Inc.*	900	19,755
Gentex Corp.	4,400	76,560
Harman International Industries, Inc.	1,900	194,313
Hubbell, Inc. Class B	1,100	51,623
Integrated Device Technology, Inc.*	4,890	52,519
International Rectifier Corp.*	1,500	67,620
Intersil Corp. Class A	4,500	98,010
Jabil Circuit, Inc.*	6,500	200,980
KEMET Corp.*	1,500	12,570
KLA-Tencor Corp.	5,500	268,180
Lam Research Corp.*	3,500	106,645
Lattice Semiconductor Corp.*	1,600	6,848
Linear Technology Corp.	9,800	368,382
LSI Logic Corp.*	12,500	123,125
Maxim Integrated Products, Inc.	10,536	449,360
Micrel, Inc.*	2,800	31,444
Micron Technology, Inc.*	19,700	262,010
Microsemi Corp.*	1,700	43,418
MKS Instruments, Inc.*	800	13,784
National Semiconductor Corp.	10,500	276,150
Newport Corp.*	600	8,358
Novellus Systems, Inc.	3,556	89,184
OmniVision Technologies, Inc.*	1,000	12,620
ON Semiconductor Corp.*	8,200	42,394
PMC-Sierra, Inc.*	5,000	44,050
QLogic Corp.*	2,300	78,660
Rambus, Inc.*	4,400	53,240
Rockwell International Corp.	5,200	275,080
Sanmina Corp.*	15,720	67,439
Sigmatel, Inc.*	1,000	20,240
Silicon Image, Inc.*	1,000	8,890
Silicon Laboratories, Inc.*	1,100	33,429
Skyworks Solutions, Inc.*	4,400	30,888
Solectron Corp.*	29,200	114,172
Synopsys, Inc.*	3,700	69,930
Taser International, Inc.*	1,000	6,170
Tech Data Corp.*	1,300	47,723
Technitrol, Inc.	500	7,660
Tektronix, Inc.	2,000	50,460
Teradyne, Inc.*	5,900	97,350
Tessera Technologies, Inc.*	600	17,946
Texas Instruments, Inc.	51,600	1,749,240
Thermo Electron Corp.*	4,195	129,626
Thomas & Betts Corp.*	1,300	44,733
Trimble Navigation Ltd.*	950	32,006
TriQuint Semiconductor, Inc.*	1,900	6,688
Vishay Intertechnology, Inc.*	5,430	64,889
Vitesse Semiconductor Corp.*	4,300	8,084
Zoran Corp.*	700	10,010
		10,546,845

Energy - 1.7%
Centerpoint Energy, Inc.	9,900	147,213
ChevronTexaco Corp.	71,447	4,624,764
CONSOL Energy, Inc.	2,400	183,048
DTE Energy Co.	5,600	256,816

8

	SHARES	VALUE
Energy Conversion Devices, Inc.*	1,000	44,880
Energy East Corp.	4,700	118,393
Entergy Corp.	6,300	468,216
KFx, Inc.*	1,600	27,392
Kinder Morgan, Inc.	3,200	307,712
Peabody Energy Corp.	3,600	303,660
Progress Energy, Inc.	8,000	358,000
Sempra Energy	8,200	385,892
Syntroleum Corp.*	1,700	24,752
TETRA Technologies, Inc.*	300	9,366
Watts Industries, Inc. Class A	400	11,540
		7,271,644

Enviromental Services - 0.0%
Headwaters, Inc.*	500	18,700
Mine Safety Appliances Co.	800	30,960
Rollins, Inc.	1,350	26,352
		76,012

Facility Services - 0.0%
ABM Industries, Inc.	800	16,648

Financial Services - 8.3%
A.G. Edwards, Inc.	2,000	87,620
Advanta Corp. Class B	200	5,646
Affiliated Managers Group, Inc.*	600	43,452
Ambac Financial Group, Inc.	2,850	205,371
American Capital Strategies Ltd.	2,900	106,314
American Express Co.	39,700	2,280,368
AmeriCredit Corp.*	4,900	116,963
Ameritrade Holding Corp.*	12,900	277,092
AmSouth Bancorporation	11,300	285,438
Bank of Hawaii Corp.	900	44,298
BlackRock, Inc.	500	44,310
Capital One Financial Corp.	6,800	540,736
CapitalSource, Inc.*	2,900	63,220
Cash America International, Inc.	200	4,150
Charles Schwab Corp.	41,600	600,288
CIT Group, Inc.	6,300	284,634
Citigroup, Inc.	165,465	7,531,967
Citizens Banking Corp.	500	14,200
Commerce Bancorp, Inc.	5,200	159,588
CompuCredit Corp.*	700	31,094
Countrywide Credit Industries, Inc.	19,000	626,620
Credit Acceptance Corp.*	800	11,440
Cullen/Frost Bankers, Inc.	1,100	54,274
Digital Insight Corp.*	600	15,636
Dun & Bradstreet Corp.*	1,800	118,566
E*Trade Group, Inc.*	11,800	207,680
Eaton Vance Corp.	3,400	84,388
eFunds Corp.*	800	15,064
Equifax, Inc.	3,300	115,302
eSPEED, Inc. Class A*	400	3,032
Federated Investors, Inc. Class B	2,600	86,398
Financial Federal Corp.	200	7,960
First Commonwealth Financial Corp.	2,200	29,326
First Midwest Bancorp, Inc.	1,500	55,860
FirstMerit Corp.	1,900	50,901
Franklin Resources, Inc.	8,000	671,680
Fremont General Corp.	1,700	37,111
H&R Block, Inc.	10,600	254,188
IndyMac Bancorp, Inc.	1,300	51,454
Instinet Group, Inc.	9,400	46,718
Interactive Data Corp.	2,100	47,565
Investment Technology Group, Inc.*	500	14,800
Investors Financial Services Corp.	1,700	55,930
Irwin Financial Corp.	400	8,156
J.P. Morgan Chase & Co.	112,608	3,820,789
Janus Capital Group, Inc.	7,100	102,595
Jefferies Group, Inc.	1,200	52,260
KeyCorp	12,200	393,450
Knight Capital Group, Inc. Class A*	3,100	25,761
LaBranche & Co., Inc.*	500	4,345
Legg Mason, Inc.	2,850	312,616
Lehman Brothers Holdings, Inc.	7,500	873,600
MBIA, Inc.	3,900	236,418
MBNA Corp.	38,350	944,944
MCG Capital Corp.	700	11,809
Mellon Financial Corp.	12,700	406,019
Merrill Lynch & Co., Inc.	29,600	1,815,960
Metris Cos., Inc.*	1,700	24,871
MoneyGram International, Inc.	1,800	39,078
Morgan Stanley Dean Witter & Co.	34,800	1,877,112
Municipal Mortgage & Equity, L. L. C.	700	17,479
Nasdaq Stock Market, Inc.*	2,600	65,910
National City Corp.	20,408	682,444
Nelnet, Inc. Class A*	1,000	38,010
Nuveen Investments Class A	1,700	66,963
Piper Jaffray Cos., Inc.*	360	10,750
PRG-Schultz International, Inc.*	1,000	3,010
Protective Life Corp.	1,400	57,652
Providian Financial Corp.*	8,200	144,976
Raymond James Financial, Inc.	1,500	48,180
Sky Financial Group, Inc.	2,800	78,708
SLM Corp.	12,200	654,408

9

	SHARES	VALUE
South Financial Group, Inc.	1,600	42,944
State Street Corp.	9,900	484,308
Susquehanna Bancshares, Inc.	800	19,232
Synovus Financial Corp.	9,300	257,796
T. Rowe Price Group, Inc.	3,300	215,490
The Bear Stearns Cos., Inc.	3,500	384,125
The First Marblehead Corp.	1,600	40,640
The Goldman Sachs Group, Inc.	12,500	1,519,750
The Student Loan Corp.	400	94,752
UICI	700	25,200
Waddell & Reed Financial, Inc. Class A	4,917	95,193
Wells Fargo & Co.	50,640	2,965,985
WFS Financial, Inc.	900	60,471
Wilmington Trust Corp.	1,500	54,675
		34,467,476

Food & Beverages - 3.4%
American Italian Pasta Co. Class A	300	3,198
Anheuser-Busch Cos., Inc.	24,800	1,067,392
Archer-Daniels-Midland Co.	20,977	517,293
Brown Forman Corp. Class B	2,000	119,080
Campbell Soup Co.	13,200	392,700
Chiquita Brands International, Inc.	500	13,975
Coca-Cola Co.	76,400	3,299,716
Coca-Cola Enterprises, Inc.	15,100	294,450
ConAgra, Inc.	16,600	410,850
Constellation Brands, Inc. Class A*	6,300	163,800
Corn Products International, Inc.	1,600	32,272
Dean Foods Co.	4,084	158,704
Del Monte Foods Co.*	5,888	63,178
Dreyer’s Grand Ice Cream Holdings, Inc.	700	57,463
Flowers Foods, Inc.	1,125	30,690
General Mills, Inc.	11,000	530,200
H.J. Heinz Co.	11,100	405,594
Hain Celestial Group, Inc.*	200	3,880
Hershey Foods Corp.	5,100	287,181
Hormel Foods Corp.	4,400	145,156
Interstate Bakeries Corp.	1,300	12,610
Kellogg Co.	12,300	567,399
Kraft Foods, Inc. Class A	15,900	486,381
McCormick & Co., Inc.	3,200	104,416
Molson Coors Brewing Co. Class B	800	51,208
Panera Bread Co. Class A*	300	15,354
PepsiAmericas, Inc.	4,400	100,012
PepsiCo, Inc.	53,390	3,027,747
Performance Food Group Co.*	800	25,248
Pilgrim’s Pride Corp.	1,500	54,600
Ralcorp Holdings, Inc.	500	20,960
Sanderson Farms, Inc.	400	14,864
Sara Lee Corp.	23,600	447,220
Smithfield Foods, Inc.*	2,900	86,072
SYSCO Corp.	20,300	636,811
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	31,196
The J.M. Smucker Co.	1,329	64,510
Tootsie Roll Industries, Inc.	545	17,304
TreeHouse Foods, Inc.*	816	21,934
Triarc Cos., Inc.	200	3,360
Tyson Foods, Inc. Class A	8,102	146,241
Wm. Wrigley Jr. Co.	4,900	352,212
		14,284,431

Forest & Paper Products - 0.5%
Georgia-Pacific Group	7,205	245,403
International Paper Co.	14,624	435,795
Kimberly-Clark Corp.	15,300	910,809
P.H. Glatfelter Co.	700	9,863
Smurfit-Stone Container Corp.	7,600	78,736
Wausau-Mosinee Paper Corp.	800	10,008
Weyerhaeuser Co.	7,200	495,000
		2,185,614

Funeral Services - 0.0%
Service Corp. International	9,200	76,268
Stewart Enterprises, Inc. Class A	3,000	19,890
		96,158

Health Care - Biotechnology - 2.5%
Affymetrix, Inc.*	1,300	60,099
Amgen, Inc.*	37,122	2,957,510
Applera Corp. - Celera Genomics Group*	2,000	24,260
AtheroGenics, Inc.*	600	9,618
Biogen Idec, Inc.*	10,705	422,633
Biosite, Inc.*	200	12,372
Cambrex Corp.	500	9,480
Charles River Laboratories International, Inc.*	1,588	69,269
Chiron Corp.*	6,000	261,720
CV Therapeutics, Inc.*	1,400	37,450
Digene Corp.*	200	5,700
Encysive Pharmaceuticals, Inc.*	1,700	20,026
Enzon, Inc.*	500	3,315
Exelixis, Inc.*	600	4,602
Genentech, Inc.*	29,400	2,475,774

10

	SHARES	VALUE
Genzyme Corp.*	7,600	544,464
Gilead Sciences, Inc.*	14,600	711,896
ICOS Corp.*	1,300	35,906
ImClone Systems, Inc.*	900	28,305
Immucor, Inc.*	1,450	39,788
Integra LifeSciences Holdings*	400	15,304
LifeCell Corp.*	1,000	21,630
Martek Biosciences Corp.*	600	21,078
Medarex, Inc.*	2,700	25,704
Medtronic, Inc.	38,300	2,053,646
Myogen, Inc.*	1,100	25,850
Myriad Genetics, Inc.*	300	6,558
Nabi Biopharmaceuticals*	1,600	20,960
Pharmaceutical Product Development, Inc.*	1,200	69,012
Protein Design Labs, Inc.*	3,200	89,600
Serologicals Corp.*	500	11,280
Tanox, Inc.*	800	11,720
Techne Corp.*	800	45,584
Telik, Inc.*	1,500	24,540
The Medicines Co.*	600	13,806
Trimeris, Inc.*	300	4,602
		10,195,061

Health Care - Drugs - 3.9%
Abbott Laboratories	49,600	2,103,040
Alexion Pharmaceuticals, Inc.*	1,000	27,680
Alkermes, Inc.*	2,679	45,007
Alpharma, Inc. Class A	700	17,409
American Pharmaceutical Partners, Inc.*	1,650	75,339
AmerisourceBergen Corp.	2,959	228,731
Amylin Pharmaceuticals, Inc.*	3,100	107,849
Andrx Group*	1,600	24,688
Barr Laboratories, Inc.*	2,725	149,657
Bristol-Myers Squibb Co.	62,500	1,503,750
Celgene Corp.*	5,300	287,896
Cephalon, Inc.*	1,300	60,346
Connetics Corp.*	600	10,146
Cubist Pharmaceuticals, Inc.*	1,600	34,464
Dendreon Corp.*	600	4,026
Eli Lilly & Co.	36,300	1,942,776
First Horizon Pharmaceutical Corp.*	300	5,961
Forest Laboratories, Inc.*	10,300	401,391
Greatbatch, Inc.*	300	8,232
Impax Laboratories, Inc.*	700	8,491
Incyte Corp.*	2,000	9,400
Inspire Pharmaceuticals, Inc.*	400	3,040
IVAX Corp.*	7,937	209,219
K-V Pharmaceutical Co. Class A*	500	8,885
King Pharmaceuticals, Inc.*	4,949	76,116
Kos Pharmaceuticals, Inc.*	1,500	100,395
Ligand Pharmaceuticals, Inc. Class B*	900	9,123
Medicis Pharmaceutical Corp. Class A	1,300	42,328
MedImmune, Inc.*	7,930	266,844
Millennium Pharmaceuticals, Inc.*	9,900	92,367
Mylan Laboratories, Inc.	6,425	123,745
Neurocrine Biosciences, Inc.*	800	39,352
NPS Pharmaceuticals, Inc.*	500	5,055
Onyx Pharmaceuticals, Inc.*	700	17,486
OSI Pharmaceuticals, Inc.*	1,200	35,088
Par Pharmaceutical Cos., Inc.*	700	18,634
Pfizer, Inc.	235,875	5,889,799
Pharmion Corp.*	100	2,181
Priority Healthcare Corp. Class B*	500	13,930
Sepracor, Inc.*	2,900	171,071
United Therapeutics Corp.*	200	13,960
Valeant Pharmaceuticals International	1,900	38,152
Vertex Pharmaceuticals, Inc.*	2,800	62,580
ViroPharma, Inc.*	1,700	35,360
Watson Pharmaceuticals, Inc.*	2,800	102,508
Wyeth	40,200	1,860,054
Zymogenetics, Inc.*	1,100	18,150
		16,311,701

Health Care - Products - 3.6%
Abgenix, Inc.*	2,700	34,236
Advanced Medical Optics, Inc.*	1,874	71,118
Align Technology, Inc.*	700	4,704
Allergan, Inc.	3,800	348,156
Allscripts Heathcare Solutions, Inc.*	1,200	21,624
American Medical Systems Holdings, Inc.*	2,100	42,315
Arrow International, Inc.	800	22,560
ArthroCare Corp.*	200	8,044
Bausch & Lomb, Inc.	1,300	104,884
Beckman Coulter, Inc.	1,600	86,368
Becton, Dickinson & Co.	8,100	424,683
Biomet, Inc.	7,600	263,796
Boston Scientific Corp.*	26,700	623,979
C.R. Bard, Inc.	2,700	178,281
CONMED, Corp.*	500	13,940
Cooper Cos., Inc.	1,155	88,485
Cyberonics, Inc.*	400	11,936

11

	SHARES	VALUE
Cytyc Corp.*	2,700	72,495
Dade Behring Holdings, Inc.	2,900	106,314
Datascope Corp.	300	9,306
DENTSPLY International, Inc.	2,017	108,958
Diagnostic Products Corp.	500	26,365
Edwards Lifesciences Corp.*	1,400	62,174
Guidant Corp.	8,200	564,898
Haemonetics Corp.*	500	23,765
Henry Schein, Inc.*	2,000	85,240
Hologic, Inc.*	300	17,325
Hospira, Inc.*	4,440	181,907
Human Genome Sciences, Inc.*	3,600	48,924
Invacare Corp.	500	20,835
Invitrogen Corp.*	1,300	97,799
Johnson & Johnson	95,112	6,018,688
Kinetic Concepts, Inc.*	2,100	119,280
Laserscope*	200	5,636
Mentor Corp.	700	38,507
Merck & Co., Inc.	66,100	1,798,581
MGI Pharma, Inc.*	1,600	37,296
Nektar Therapeutics*	2,800	47,460
Patterson Cos., Inc.*	3,800	152,114
Perrigo Co.	2,100	30,051
PolyMedica Corp.	500	17,470
PSS World Medical, Inc.*	2,100	28,014
ResMed, Inc.*	500	39,825
Respironics, Inc.*	1,600	67,488
Schering-Plough Corp.	47,200	993,560
St. Jude Medical, Inc.*	11,700	547,560
Stryker Corp.	12,100	598,103
Sybron Dental Specialties, Inc.*	500	20,790
Thoratec Corp.*	800	14,208
USANA Health Sciences, Inc.*	200	9,540
Varian Medical Systems, Inc.*	3,800	150,138
Ventana Medical Systems, Inc.*	400	15,228
West Pharmaceutical Services, Inc.	400	11,868
Wright Medical Group, Inc.*	400	9,872
Zimmer Holdings, Inc.*	6,380	439,518
		14,986,209

Health Care - Services - 2.6%
American Healthways, Inc.*	500	21,200
Amerigroup Corp.*	1,200	22,944
AmSurg Corp.*	300	8,208
Apria Healthcare Group, Inc.*	800	25,528
Baxter International, Inc.	19,900	793,413
Beverly Enterprises, Inc.*	1,700	20,825
Cardinal Health, Inc.	13,400	850,096
Caremark Rx, Inc.*	13,700	684,041
Centene Corp.*	800	20,024
Cerner Corp.*	700	60,851
Community Health Care*	2,200	85,382
Covance, Inc.*	1,300	62,387
Coventry Health Care, Inc.*	2,500	215,050
DaVita, Inc.*	2,400	110,568
Express Scripts, Inc.*	4,200	261,240
Genesis HealthCare Corp.*	150	6,048
HCA-The Healthcare Corp.	13,400	642,128
Health Management Associates, Inc. Class A	7,300	171,331
Health Net, Inc.*	2,900	137,228
HealthExtras, Inc.*	300	6,414
Humana, Inc.*	4,500	215,460
IDX Systems Corp.*	400	17,272
IMS Health, Inc.	6,500	163,605
Kindred Healthcare, Inc.*	600	17,880
Laboratory Corporation of America Holdings*	3,900	189,969
LifePoint Hospitals, Inc.*	233	10,189
Lincare Holdings, Inc.*	2,600	106,730
Magellan Health Services, Inc.*	100	3,515
Manor Care, Inc.	2,200	84,502
McKesson HBOC, Inc.	9,900	469,755
Medco Health Solutions, Inc.*	8,969	491,770
MedQuist, Inc.*	500	6,275
NDCHealth Corp.	600	11,352
Odyssey Healthcare, Inc.*	400	6,788
Omnicare, Inc.	2,700	151,821
PacifiCare Health Systems, Inc.*	2,100	167,538
Pediatrix Medical Group, Inc.*	600	46,092
Psychiatric Solutions, Inc.*	200	10,846
Quest Diagnostics, Inc.	6,500	328,510
Renal Care Group, Inc.*	1,350	63,882
Sierra Health Services, Inc.*	400	27,548
STERIS Corp.	2,100	49,959
Sunrise Assisted Living, Inc.*	200	13,348
Tenet Healthcare Corp.*	15,050	169,012
The TriZetto Group, Inc.*	1,300	18,356
Triad Hospitals, Inc.*	2,787	126,167
United Surgical Partners International, Inc.*	600	23,466
UnitedHealth Group, Inc.	37,954	2,133,015
Universal Health Services, Inc. Class B	1,300	61,919
VCA Antech, Inc.*	1,600	40,832
WellChoice, Inc.*	2,200	166,980
Wellpoint, Inc.*	18,336	1,390,236
		10,989,495

12

	SHARES	VALUE
Hotels & Restaurants - 0.0%
Isle of Capri Casinos, Inc.*	300	6,414
The Marcus Corp.	200	4,008
Vail Resorts, Inc.*	400	11,500
		21,922

Household Appliances & Home Furnishings - 0.0%
American Woodmark Corp.	200	6,720
Tempur-Pedic International, Inc.*	2,200	26,048
		32,768

Household Products - 0.1%
Alberto-Culver Co. Class B	2,400	107,400
Black & Decker Corp.	2,300	188,807
Church & Dwight Co., Inc.	1,400	51,716
Ethan Allen Interiors, Inc.	800	25,080
Furniture Brands International, Inc.	1,000	18,030
		391,033

Instruments - Scientific - 0.2%
Advanced Neuromodulation Systems, Inc.*	300	14,238
Applera Corp. - Applied Biosystems Group	4,700	109,228
FEI Co.*	600	11,550
Fisher Scientific International, Inc.*	2,964	183,916
Gen-Probe, Inc.*	1,200	59,340
Intermagnetics General Corp.*	400	11,176
Intuitive Surgical, Inc.*	400	29,316
Kyphon, Inc.*	500	21,970
Millipore Corp.*	1,000	62,890
Waters Corp.*	3,400	141,440
		645,064

Insurance - 4.4%
21st Century Insurance Group	1,700	27,115
Aetna, Inc.	2,800	241,192
AFLAC, Inc.	15,200	688,560
Alfa Corp.	2,400	40,032
Allmerica Financial Corp.*	1,100	45,254
Allstate Corp.	21,700	1,199,793
American Financial Group, Inc.	1,600	54,288
American International Group, Inc.	83,045	5,145,468
American National Insurance Co.	400	47,648
AmerUs Group Co.	900	51,633
Aon Corp.	10,200	327,216
Arthur J. Gallagher & Co.	2,200	63,382
Assurant, Inc.	4,400	167,464
Brown & Brown, Inc.	1,700	84,473
Chubb Corp.	5,100	456,705
CIGNA Corp.	3,700	436,082
Cincinnati Financial Corp.	5,614	235,170
CNA Financial Corp.*	8,200	244,934
CNA Surety Corp.*	900	12,798
Delphi Financial Group, Inc. Class A	450	21,060
Erie Indemnity Co. Class A	1,400	73,850
FBL Financial Group, Inc. Class A	200	5,990
Harleysville Group, Inc.	600	14,400
Hartford Financial Services Group, Inc.	9,600	740,832
HCC Insurance Holdings, Inc.	3,400	97,002
Hilb, Rogal & Hamilton Co.	300	11,196
Horace Mann Educators Corp.	700	13,846
Infinity Property & Casualty Corp.	400	14,036
LandAmerica Financial Group, Inc.	300	19,395
Lincoln National Corp.	4,600	239,292
Loews Corp.	4,800	443,568
Manulife Financial Corp.	6,163	328,611
Markel Corp.*	100	33,050
Marsh & McLennan Cos., Inc.	15,900	483,201
Mercury General Corp.	1,300	77,987
MetLife, Inc.	24,200	1,205,886
MGIC Investment Corp.	2,700	173,340
Nationwide Financial Services, Inc. Class A	1,600	64,080
Odyssey Re Holdings Corp.	2,100	53,634
Ohio Casualty Corp.	1,900	51,528
Old Republic International Corp.	5,900	157,353
Philadelphia Consolidated Holding Corp.*	300	25,470
Principal Financial Group, Inc.	8,600	407,382
ProAssurance Corp.*	500	23,335
Prudential Financial, Inc.	15,700	1,060,692
Radian Group, Inc.	2,400	127,440
Reinsurance Group of America, Inc.	1,600	71,520
RLI Corp.	500	23,130
Safeco Corp.	3,600	192,168
Selective Insurance Group, Inc.	500	24,450
St. Paul Cos., Inc.	21,641	971,032

13

	SHARES	VALUE
StanCorp Financial Group, Inc.	700	58,940
State Auto Financial Corp.	600	18,984
Stewart Information Services Corp.	300	15,360
The Commerce Group, Inc.	700	40,614
The First American Corp.	2,200	100,474
The Phoenix Companies, Inc.	2,100	25,620
The PMI Group, Inc.	2,500	99,675
The Progressive Corp.	5,700	597,189
Torchmark, Inc.	2,900	153,207
Transatlantic Holdings, Inc.	1,700	96,900
Triad Guaranty, Inc.*	200	7,844
Unitrin, Inc.	1,800	85,428
Universal American Financial Corp.*	1,652	37,567
UnumProvident Corp.	9,500	194,750
W.R. Berkley Corp.	3,337	131,745
		18,483,260

Internet Services - 0.8%
Akamai Technologies, Inc.*	4,054	64,661
Ariba, Inc.*	633	3,608
CACI International, Inc. Class A*	600	36,360
CMGI, Inc.*	4,000	6,680
CNET Networks, Inc.*	4,100	55,637
Cogent Communications Group, Inc.*	1,000	4,880
Digital River, Inc.*	400	13,940
EarthLink, Inc.*	4,500	48,150
Equinix, Inc.*	200	8,330
Expedia, Inc.*	10,158	201,230
F5 Networks, Inc.*	400	17,388
GSI Commerce, Inc.*	900	17,910
IAC/InterActiveCorp*	10,158	257,505
Ixia*	1,700	25,007
j2 Global Communications, Inc.*	200	8,084
Juniper Networks, Inc.*	17,406	414,089
Jupitermedia Corp.*	400	7,084
Monster Worldwide, Inc.*	3,000	92,130
Netflix, Inc.*	800	20,792
NETGEAR, Inc.*	1,000	24,060
NetRatings, Inc.*	400	6,088
Priceline.com, Inc.*	500	9,660
Qwest Communications International, Inc.*	54,529	223,569
Real Networks, Inc.*	4,400	25,124
RSA Security, Inc.*	1,900	24,149
S1 Corp.*	1,300	5,083
SafeNet, Inc.*	300	10,893
Total System Services, Inc.	5,100	118,881
United Online, Inc.	1,050	14,543
ValueClick, Inc.*	2,300	39,307
VeriSign, Inc.*	7,915	169,144
WebEx Communications, Inc.*	600	14,706
Websense, Inc.*	200	10,242
Yahoo!, Inc.*	41,910	1,418,234
		3,417,148

Leisure - 0.7%
Alliance Gaming Corp.*	1,600	17,360
Ameristar Casinos, Inc.	1,800	37,512
Argosy Gaming Co.*	500	23,495
Aztar Corp.*	600	18,486
Boyd Gaming Corp.	2,300	99,176
Brunswick Corp.	2,500	94,325
Choice Hotels International, Inc.	800	51,712
Gaylord Entertainment Co.*	700	33,355
Harrah’s Entertainment, Inc.	7,003	456,526
Hilton Hotels Corp.	12,200	272,304
International Game Technology	10,900	294,300
International Speedway Corp. Class A	500	26,235
K2, Inc.*	500	5,700
La Quinta Corp.*	6,000	52,140
Marriott International, Inc. Class A	6,000	378,000
Marvel Entertainment, Inc.*	2,300	41,101
MGM Mirage, Inc.*	9,200	402,684
Multimedia Games, Inc.*	700	6,797
Penn National Gaming, Inc.*	2,700	83,997
Sabre Holdings Corp. Class A	3,516	71,304
Scientific Games Corp. Class A*	2,100	65,100
Shuffle Master, Inc.*	600	15,858
Six Flags, Inc.*	1,800	12,942
Speedway Motorsports, Inc	500	18,165
Starwood Hotels & Resorts Worldwide, Inc. Class B	5,400	308,718
Station Casinos, Inc.	1,850	122,766
Topps Co., Inc.	900	7,389
WMS Industries, Inc.*	500	14,065
		3,031,512

Machinery - 0.7%
Albany International Corp. Class A	400	14,748
Applied Industrial Technologies, Inc.	450	16,146
Baldor Electric Co.	400	10,140
CARBO Ceramics, Inc.	300	19,797
Caterpillar, Inc.	21,900	1,286,625
Deere & Co.	6,900	422,280
Dover Corp.	5,700	232,503
Flowserve Corp.*	1,800	65,430

14

	SHARES	VALUE
Gardner Denver, Inc.*	200	8,920
Graco, Inc.	1,550	53,134
IDEX Corp.	1,000	42,550
JLG Industries, Inc.	1,600	58,544
Joy Global, Inc.	2,600	131,196
Kennametal, Inc.	700	34,328
Lone Star Technologies, Inc.*	400	22,236
National-Oilwell, Inc.*	4,805	316,169
Regal-Beloit Corp.	300	9,732
SPX Corp.	2,000	91,900
Terex Corp.*	1,200	59,316
The Manitowoc Co., Inc.	400	20,100
Universal Compression Holdings, Inc.*	300	11,931
Woodward Governor Co.	200	17,010
		2,944,735

Manufacturing - 0.4%
American Standard Cos., Inc.	6,800	316,540
AptarGroup, Inc.	700	34,867
Ball Corp.	3,200	117,568
Blount International, Inc.*	1,400	24,696
Briggs & Stratton Corp.	1,000	34,590
CLARCOR, Inc.	800	22,976
Cognex Corp.	1,500	45,105
Donaldson Co., Inc.	2,400	73,272
Eaton Corp.	4,300	273,265
ESCO Technologies, Inc.*	400	20,028
Leggett & Platt, Inc.	5,000	101,000
Lennox International, Inc.	1,100	30,151
Nordson Corp.	400	15,212
Packaging Corp. of America	2,300	44,643
Pall Corp.	3,200	88,000
Polaris Industries, Inc.	800	39,640
Quanex Corp.	300	19,866
The Brink’s Co.	1,200	49,272
Varian, Inc.*	500	17,160
Wabtec Corp.	800	21,824
Zebra Technologies Corp. Class A*	1,875	73,294
		1,462,969

Metals & Mining - 0.6%
Alcoa, Inc.	27,900	681,318
Aleris International Inc.*	1,000	27,450
Arch Coal, Inc.	1,400	94,500
Century Aluminum Co.*	349	7,846
Cleveland-Cliffs, Inc.	400	34,844
Coeur d’Alene Mines Corp.*	7,200	30,456
Commercial Metals Co.	1,800	60,732
Compass Minerals International, Inc.	1,000	23,000
Freeport-McMoran Copper & Gold, Inc. Class B	5,000	242,950
Hecla Mining Co.*	1,600	7,008
Kaiser Aluminum Corp.* (a)	2,200	99
Kaydon Corp.	500	14,205
Massey Energy Co.	1,700	86,819
MSC Industrial Direct Co., Inc. Class A	1,000	33,170
Mueller Industries, Inc.	500	13,885
Newmont Mining Corp.	12,400	584,908
Phelps Dodge Corp.	2,700	350,811
Precision Castparts Corp.	3,424	181,814
Stillwater Mining Co.*	2,300	21,045
Titanium Metals Corp.*	1,000	39,560
USEC, Inc.	2,200	24,552
		2,560,972

Multimedia - 2.5%
A.H. Belo Corp. Series A	2,400	54,864
Cox Radio, Inc. Class A*	800	12,160
DreamWorks Animation SKG, Inc. Class A*	1,300	35,958
Emmis Communications Corp. Class A*	1,282	28,319
Entercom Communications Corp.*	1,100	34,749
Gannett Co., Inc.	7,100	488,693
Gemstar-TV Guide International, Inc.*	11,861	35,109
Liberty Media Corp. Class A	85,400	687,470
Macrovision Corp.*	600	11,460
Martha Stewart Living Omnimedia, Inc. Class A*	200	5,004
McGraw-Hill Cos, Inc.	11,200	538,048
Media General, Inc. Class A	400	23,204
Meredith Corp.	900	44,901
News Corp. Class A	71,644	1,116,930
News Corp. Class B	32,900	542,850
Pixar, Inc.*	2,800	124,628
The E.W. Scripps Co. Class A	3,500	174,895
The Liberty Corp.	200	9,378
Time Warner, Inc.*	147,400	2,669,414
Tribune Co.	9,500	321,955
Viacom, Inc. Class A	3,400	112,948
Viacom, Inc. Class B	44,015	1,452,935
Walt Disney Co.	65,300	1,575,689
XM Satellite Radio Holdings, Inc. Class A*	6,700	240,597
		10,342,158

Office Equipment - 0.2%
Global Imaging Systems, Inc.*	400	13,620
IKON Office Solutions, Inc.	3,900	38,922

15

	SHARES	VALUE
Lexmark International Group, Inc. Class A*	3,400	207,570
Pitney Bowes, Inc.	7,300	304,702
Xerox Corp.*	28,700	391,755
		956,569

Office Furnishings & Supplies - 0.1%
Acco Brands Corp.*	869	24,523
Avery Dennison Corp.	2,900	151,931
Herman Miller, Inc.	1,600	48,480
HNI Corp.	500	30,110
OfficeMax, Inc.	2,100	66,507
Steelcase, Inc. Class A	1,200	17,352
		338,903

Oil & Gas - 7.5%
AGL Resources, Inc.	2,100	77,931
Amerada Hess Corp.	2,600	357,500
Anadarko Petroleum Corp.	7,600	727,700
Apache Corp.	9,784	735,952
Aquila, Inc.*	11,900	47,124
Atmos Energy Corp.	1,700	48,025
Atwood Oceanics, Inc.*	100	8,421
Baker Hughes, Inc.	10,800	644,544
Berry Petroleum Co. Class A	200	13,338
BJ Services Co.	10,400	374,296
Burlington Resources, Inc.	11,600	943,312
Cabot Oil & Gas Corp. Class A	750	37,882
Cal Dive International, Inc.*	400	25,364
Cheniere Energy, Inc.*	1,200	49,632
Chesapeake Energy Corp.	10,100	386,325
Cimarex Energy Co.*	1,710	77,514
Comstock Resources, Inc.*	600	19,686
ConocoPhillips	44,600	3,117,986
Cooper Cameron Corp.*	1,300	96,109
Delta Petroleum Corp.	1,300	27,040
Denbury Resources, Inc.*	1,800	90,792
Devon Energy Corp.	5,740	393,994
Diamond Offshore Drilling, Inc.	3,200	196,000
El Paso Corp.	20,653	287,077
Encore Aquisition Co.*	750	29,137
Energen Corp.	1,400	60,564
Energy Partners Ltd.*	1,000	31,220
ENSCO International, Inc.	4,900	228,291
EOG Resources, Inc.	7,700	576,730
Equitable Resources, Inc.	3,200	124,992
Exxon Mobil Corp.	190,964	12,133,853
FMC Technologies, Inc.*	1,500	63,165
Forest Oil Corp.*	1,200	62,520
Frontier Oil Corp.	1,800	79,830
Grant Prideco, Inc.*	3,500	142,275
Grey Wolf, Inc.*	5,700	48,051
Halliburton Co.	16,300	1,116,876
Hanover Compressor Co.*	2,400	33,264
Helmerich & Payne, Inc.	1,200	72,468
Holly Corp.	700	44,786
Houston Exploration Co.*	500	33,625
Hydril Co.*	200	13,728
KCS Energy, Inc.*	1,400	38,542
Kerr-McGee Corp.	4,252	412,912
Key Energy Services, Inc.*	2,900	42,775
Marathon Oil Corp.	10,801	744,513
Murphy Oil Corp.	5,900	294,233
National Fuel Gas Co.	1,800	61,560
New Jersey Resources Corp.	500	22,990
Newfield Exploration Co.*	3,200	157,120
Newpark Resources, Inc.*	2,600	21,892
Nicor, Inc.	500	21,015
Noble Energy, Inc.	5,168	242,379
Occidental Petroleum Corp.	11,100	948,273
Oceaneering International, Inc.*	400	21,364
Oil States International, Inc.*	1,600	58,096
ONEOK, Inc.	2,500	85,050
Parker Drilling Co.*	2,900	26,883
Patterson-UTI Energy, Inc.	5,100	184,008
Penn Virginia Corp.	200	11,542
Petrohawk Energy Corp.*	2,200	31,702
Piedmont Natural Gas Co., Inc.	2,300	57,891
Pioneer Natural Resources Co.	3,802	208,806
Plains Exploration & Production Co.*	1,700	72,794
Pogo Producing Co.	1,700	100,198
Pride International, Inc.*	4,200	119,742
Quicksilver Resources, Inc.*	1,800	86,022
Range Resources Corp.	2,400	92,664
Remington Oil & Gas Corp.*	300	12,450
Rowan Cos., Inc.	3,300	117,117
RPC, Inc.	500	12,880
SEACOR SMIT, Inc.*	300	21,774
Smith International, Inc.	6,400	213,184
South Jersey Industries, Inc.	400	11,656
Southern Union Co.	3,088	79,579
Southwestern Energy Co.*	1,600	117,440
Spinnaker Exploration Co.*	300	19,407
St. Mary Land & Exploration Co.	1,700	62,220
Sunoco, Inc.	3,800	297,160
Superior Energy Services, Inc.*	2,300	53,107
Swift Energy Co.*	300	13,725
Tesoro Petroleum Corp.	1,500	100,860

16

	SHARES	VALUE
The Laclede Group, Inc.	300	9,747
The Meridian Resource Corp.*	800	3,336
Tidewater, Inc.	1,300	63,271
UGI Corp.	3,100	87,265
Unit Corp.*	900	49,752
Valero Energy Corp.	8,309	939,456
Vintage Petroleum, Inc.	2,000	91,320
W-H Energy Services, Inc.*	200	6,484
Western Gas Resources, Inc.	1,600	81,968
Williams Cos., Inc.	17,100	428,355
XTO Energy, Inc.	10,809	489,864
		31,227,262

Paper & Related Products - 0.1%
American Greetings Corp. Class A	1,300	35,620
Bowater, Inc.	1,200	33,924
Louisiana-Pacific Corp.	2,600	71,994
MeadWestvaco Corp.	5,240	144,729
Neenah Paper, Inc.	393	11,515
Potlatch Corp.	400	20,848
Temple-Inland, Inc.	3,000	122,550
		441,180

Personal Care - 0.0%
Chattem, Inc.*	200	7,100
Elizabeth Arden, Inc.*	300	6,474
Nu Skin Enterprises, Inc. Class A	1,300	24,765
Revlon, Inc. Class A*	10,900	35,098
		73,437

Photo Equipment & Supplies - 0.1%
Eastman Kodak Co.	8,000	194,640
Lexar Media, Inc.*	700	4,480
Photronics, Inc.*	600	11,640
		210,760

Printing - 0.1%
Consolidated Graphics, Inc.*	200	8,610
R. R. Donnelley & Sons Co.	6,100	226,127
Valassis Communications, Inc.*	1,000	38,980
		273,717

Publishing - 0.1%
Dow Jones & Co., Inc.	1,300	49,647
Hollinger International, Inc. Class A	2,100	20,580
John Wiley & Sons, Inc. Class A	1,000	41,740
Journal Register Co.	600	9,708
Knight-Ridder, Inc.	2,200	129,096
Lee Enterprises, Inc.	800	33,984
PRIMEDIA, Inc.*	8,400	34,356
ProQuest Co.*	500	18,100
Scholastic Corp.*	500	18,480
The McClatchy Co. Class A	400	26,092
The New York Times Co. Class A	4,000	119,000
The Reader’s Digest Association, Inc.	2,800	44,716
		545,499

Real Estate - 0.1%
CB Richard Ellis Group, Inc. Class A*	1,500	73,800
Corrections Corp. of America*	600	23,820
Jones Lang LaSalle, Inc.	600	27,636
The St. Joe Co.	2,000	124,900
Trammell Crow Co.*	1,000	24,680
		274,836

Restaurants - 0.8%
Applebee’s International, Inc.	2,600	53,794
Bob Evans Farms, Inc.	700	15,897
Brinker International, Inc.*	2,300	86,388
CBRL Group, Inc.	1,100	37,026
CEC Entertainment, Inc.*	600	19,056
CKE Restaurants, Inc.	1,700	22,406
Darden Restaurants, Inc.	4,100	124,517
IHOP Corp.	400	16,296
Jack in the Box, Inc.*	500	14,955
Krispy Kreme Doughnuts, Inc.*	1,000	6,260
Landry’s Seafood Restaurants, Inc.	300	8,790
McDonald’s Corp.	40,000	1,339,600
Outback Steakhouse, Inc.	1,800	65,880
P.F. Chang’s China Bistro, Inc.*	300	13,449
RARE Hospitality International, Inc.*	500	12,850
Ruby Tuesday, Inc.	1,400	30,464
Ryan’s Restaurant Group, Inc.*	800	9,336
Sonic Corp.*	1,350	36,922
Starbucks Corp.*	12,300	616,230
The Cheesecake Factory*	1,750	54,670
Wendy’s International, Inc.	3,000	135,450
Yum! Brands, Inc.	8,200	396,962
		3,117,198

Retail - Food - 0.4%
Albertson’s, Inc.	11,000	282,150
Kroger Co.*	23,200	477,688
Ruddick Corp.	900	20,745
Safeway, Inc.	13,500	345,600
SUPERVALU, Inc.	3,500	108,920

17

	SHARES	VALUE
Weis Markets, Inc.	400	16,004
Whole Foods Market, Inc.	1,500	201,675
		1,452,782

Retail - General - 2.4%
7-Eleven, Inc.*	3,400	121,074
99 Cents Only Stores*	1,166	10,786
Bebe stores, Inc.	2,750	48,125
Big Lots, Inc.*	2,700	29,673
BJ’s Wholesale Club, Inc.*	1,700	47,260
Casey’s General Stores, Inc.	800	18,560
CVS Corp.	25,900	751,359
Dillards, Inc. Class A	1,800	37,584
Dollar General Corp.	10,525	193,028
Electronics Boutique Holdings Corp.*	200	12,568
Family Dollar Stores, Inc.	4,700	93,389
Federated Department Stores, Inc.	8,554	572,006
Fred’s, Inc.	500	6,255
J.C. Penney Co., Inc.	8,000	379,360
Longs Drug Stores Corp.	600	25,734
Sears Holdings Corp.*	4,025	500,790
Target Corp.	28,300	1,469,619
The Neiman Marcus Group, Inc. Class B	500	49,915
TJX Cos., Inc.	13,500	276,480
Wal-Mart Stores, Inc.	125,500	5,499,410
		10,142,975

Retail - Specialty - 3.7%
Abercrombie & Fitch Co. Class A	2,500	124,625
Aeropostale, Inc.*	1,200	25,500
Amazon.com, Inc.*	13,200	597,960
American Eagle Outfitters, Inc.	4,600	108,238
AnnTaylor Stores Corp.*	1,550	41,153
AutoNation, Inc.*	8,000	159,760
Barnes & Noble, Inc.	1,700	64,090
Bed Bath & Beyond, Inc.*	9,500	381,710
Best Buy Co., Inc.	15,625	680,156
Blockbuster, Inc. Class A	3,100	14,725
Borders Group, Inc.	1,600	35,472
Burlington Coat Factory Warehouse Corp.	600	22,824
Callaway Golf Co.	2,100	31,689
Central Garden & Pet Co.*	200	9,050
Chico’s FAS, Inc.*	5,800	213,440
Children’s Place Retail Stores, Inc.*	800	28,512
Christopher & Banks Corp.	400	5,548
Circuit City Stores-Circuit City Group	5,100	87,516
Claire’s Stores, Inc.	3,000	72,390
Coldwater Creek, Inc.*	1,500	37,830
Copart, Inc.*	2,850	68,030
Cost Plus, Inc.*	300	5,445
Costco Wholesale Corp.	15,300	659,277
Dollar Tree Stores, Inc.*	2,700	58,455
eBay, Inc.*	43,300	1,783,960
Foot Locker, Inc.	4,000	87,760
GameStop Corp.*	200	6,294
GameStop Corp. Class B*	637	18,084
Group 1 Automotive, Inc.*	400	11,040
Guitar Center, Inc.*	300	16,563
Home Depot, Inc.	68,650	2,618,311
Hot Topic, Inc.*	600	9,216
Jo-Ann Stores, Inc.*	200	3,460
K-Swiss, Inc. Class A	400	11,828
Kohl’s Corp.*	11,000	551,980
La-Z-Boy, Inc.	1,400	18,466
Linens ‘n Things, Inc.*	500	13,350
Liz Claiborne, Inc.	2,800	110,096
Lowe’s Cos., Inc.	24,700	1,590,680
Michaels Stores, Inc.	3,500	115,710
Movie Gallery, Inc.	700	7,273
NBTY, Inc.*	1,500	35,250
Nordstrom, Inc.	7,800	267,696
Nutri/System, Inc.	1,000	25,020
Office Depot, Inc.*	9,400	279,180
Overstock.com, Inc.*	200	7,670
Pacific Sunwear of California, Inc.*	2,050	43,952
Payless ShoeSource, Inc.*	2,200	38,280
Pep Boys - Manny, Moe & Jack	900	12,456
PETCO Animal Supplies, Inc.*	1,200	25,392
PETsMART, Inc.	4,100	89,298
Pier 1 Imports, Inc.	1,700	19,159
RadioShack Corp.	4,200	104,160
RC2 Corp.*	200	6,752
Regis Corp.	1,100	41,602
Rite Aid Corp.*	16,700	64,796
Ross Stores, Inc.	3,800	90,060
Saks, Inc.	5,000	92,500
Select Comfort Corp.*	500	9,990
Sonic Automotive, Inc. Class A	400	8,888
Sotheby’s Holdings, Inc. Class A*	1,500	25,080
Stage Stores, Inc.	300	8,061
Staples, Inc.	23,550	502,086
Stein Mart, Inc.	500	10,150
Talbots, Inc.	1,300	38,896
The Cato Corp. Class A	300	5,979
The Dress Barn, Inc.*	1,000	22,760
The Gap, Inc.	28,900	503,727
The Limited, Inc.	12,280	250,880
The Men’s Wearhouse, Inc.*	1,750	46,725
The Nautilus Group, Inc.	500	11,035
The Neiman Marcus Group, Inc. Class A	700	69,965
The Sherwin Williams Co.	3,700	163,059

18

	SHARES	VALUE
The Sports Authority, Inc.*	300	8,832
Tiffany & Co.	3,800	151,126
Too, Inc.*	500	13,715
Tractor Supply Co.*	400	18,260
Tuesday Morning Corp.	600	15,522
Urban Outfitters, Inc.*	4,000	117,600
V.F. Corp.	2,900	168,113
Walgreen Co.	30,700	1,333,915
Williams-Sonoma, Inc.*	3,000	115,050
		15,370,103

Steel - 0.2%
AK Steel Holding Corp.*	2,600	22,282
Allegheny Technologies, Inc.	3,100	96,038
Carpenter Technology Corp.	300	17,583
Chaparral Steel Co.*	300	7,566
Maverick Tube Corp.*	700	21,000
Nucor Corp.	4,500	265,455
Oregon Steel Mills, Inc.*	1,000	27,900
Reliance Steel & Aluminum Co.	400	21,172
Schnitzer Steel Industries, Inc. Class A	500	16,285
Steel Dynamics, Inc.	1,000	33,960
The Timken Co.	2,000	59,260
United States Steel Corp.	3,000	127,050
Worthington Industries, Inc.	1,900	39,957
		755,508

Telecommunications - 4.3%
ADC Telecommunications, Inc.*	3,747	85,656
Adtran, Inc.	2,300	72,450
ALLTEL Corp.	10,724	698,240
American Tower Corp. Class A*	12,800	319,360
AT&T Corp.	22,320	441,936
Avaya, Inc.*	15,300	157,590
BellSouth Corp.	58,600	1,541,180
Cablevision Systems Corp. Class A*	6,300	193,221
Centennial Communications Corp. Class A*	2,500	37,450
CenturyTel, Inc.	700	24,486
CIENA Corp.*	13,100	34,584
Cincinnati Bell, Inc.*	7,900	34,839
Citizens Communications Co.	10,100	136,855
Commonwealth Telephone Enterprises, Inc.	300	11,310
CommScope, Inc.*	1,800	31,212
Comverse Technology, Inc.*	5,500	144,485
Crown Castle International Corp.*	6,717	165,440
Dobson Communications Corp. Class A*	4,600	35,328
EchoStar Communications Corp. Class A	6,900	204,033
Harmonic, Inc.*	900	5,238
Harris Corp.	3,400	142,120
IDT Corp.*	200	2,460
IDT Corp. Class B*	1,800	21,942
InfoSpace, Inc.*	500	11,935
InterDigital Communications Corp.*	900	17,676
JDS Uniphase Corp.*	35,990	79,898
Level 3 Communications, Inc.*	15,000	34,800
Lucent Technologies, Inc.*	134,600	437,450
Motorola, Inc.	79,000	1,745,110
Nextel Partners, Inc. Class A*	5,900	148,090
NII Holdings, Inc. Class B*	1,700	143,565
Novatel Wireless, Inc.*	200	2,894
NTL, Inc.*	2,700	180,360
Plantronics, Inc.	1,100	33,891
Powerwave Technologies, Inc.*	2,100	27,279
Premiere Global Services, Inc.*	1,800	14,724
Price Communications Corp.	1,825	30,021
QUALCOMM, Inc.	52,200	2,335,950
RF Micro Devices, Inc.*	5,300	29,945
SBA Communications Corp. Class A*	1,800	27,810
SBC Communications, Inc.	105,700	2,533,629
Scientific-Atlanta, Inc.	4,000	150,040
Sprint Corp.	90,016	2,140,580
Sycamore Networks, Inc.*	6,900	26,013
Symbol Technologies, Inc.	7,250	70,180
Telephone & Data Systems, Inc.	1,200	46,800
Telephone & Data Systems, Inc. Special Shares	1,200	45,060
Tellabs, Inc.*	13,456	141,557
UbiquiTel, Inc.*	2,400	20,976
Ulticom, Inc.*	500	5,515
United States Cellular Corp.*	1,300	69,446
Verizon Communications	83,000	2,713,270
Wireless Facilities, Inc.*	700	4,060
		17,809,939

Textile & Apparel - 0.4%
Charming Shoppes, Inc.*	3,300	35,211
Coach, Inc.*	12,100	379,456
Columbia Sportswear Co.*	1,000	46,400
DHB Industries, Inc.*	500	2,095
G & K Services, Inc. Class A	200	7,878

19

	SHARES	VALUE
Guess?, Inc.*	1,400	30,002
Jones Apparel Group, Inc.	3,200	91,200
Kellwood Co.	400	10,340
Mohawk Industries, Inc.*	1,643	131,851
NIKE, Inc. Class B	5,200	424,736
Oakley, Inc.	2,100	36,414
Oxford Industries, Inc.	300	13,536
Phillips-Van Heusen Corp.	400	12,408
Polo Ralph Lauren Corp.	1,500	75,450
Quiksilver, Inc.*	3,600	52,020
Reebok International Ltd.	1,300	73,541
The Finish Line, Inc. Class A	800	11,672
The Warnaco Group, Inc.*	500	10,955
Timberland Co. Class A*	1,000	33,780
Wolverine World Wide, Inc.	1,200	25,260
		1,504,205

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	1,500	22,905
Goodyear Tire & Rubber Co.*	5,300	82,627
		105,532

Tobacco - 1.3%
Altria Group, Inc.	66,400	4,894,344
Loews Corp. - Carolina Group	1,600	63,408
Reynolds American, Inc.	3,800	315,476
UST, Inc.	4,600	192,556
		5,465,784

Tools-Hand Held - 0.0%
Snap-on, Inc.	1,400	50,568
Stanley Works	2,000	93,360
Toro Co.	1,000	36,760
		180,688

Transportation - 1.1%
ABX Air, Inc.*	600	4,920
Alexander & Baldwin, Inc.	900	47,916
Arkansas Best Corp.	400	13,948
Burlington Northern Santa Fe Corp.	4,600	275,080
C.H. Robinson Worldwide, Inc.	2,400	153,888
CNF Transportation, Inc.	1,000	52,500
CSX Corp.	6,000	278,880
EGL, Inc.*	800	21,720
FedEx Corp.	8,400	731,892
Forward Air Corp.	450	16,578
GATX Corp.	700	27,685
Genesee & Wyoming, Inc. Class A*	200	6,340
Heartland Express, Inc.	2,300	46,782
J.B. Hunt Transport Services, Inc.	4,200	79,842
Kansas City Southern Industries, Inc.*	2,100	48,951
Kirby Corp.*	500	24,715
Knight Transportation, Inc.	1,750	42,630
Laidlaw International, Inc.	2,500	60,425
Landstar Systems, Inc.	1,600	64,048
Norfolk Southern Corp.	12,700	515,112
Offshore Logistics, Inc.*	200	7,400
Old Dominion Freight Line, Inc.*	300	10,047
Overseas Shipholding Group, Inc.	900	52,497
Ryder System, Inc.	1,600	54,752
Swift Transportation Co., Inc.*	1,500	26,550
Union Pacific Corp.	8,400	602,280
United Parcel Service, Inc. Class B	18,600	1,285,818
Werner Enterprises, Inc.	1,600	27,664
Yellow Roadway Corp.*	1,263	52,313
		4,633,173

Utilities - 3.1%
AES Corp.*	20,900	343,387
Allegheny Energy, Inc.*	5,200	159,744
Alliant Energy Corp.	3,700	107,781
Ameren Corp.	6,500	347,685
American Electric Power Co., Inc.	12,700	504,190
American Power Conversion Corp.	6,200	160,580
Aqua America, Inc.	2,276	86,534
Avista Corp.	800	15,520
Black Hills Corp.	500	21,685
Calpine Corp.*	17,200	44,548
CH Energy Group, Inc.	300	14,244
Cinergy Corp.	5,100	226,491
Cleco Corp.	1,600	37,728
CMS Energy Corp.*	6,600	108,570
Consolidated Edison, Inc.	7,800	378,690
Constellation Energy Group	4,900	301,840
Dominion Resources, Inc.	10,200	878,628
DPL, Inc.	3,300	91,740
Duke Energy Corp.	29,700	866,349
Dynegy, Inc. Class A*	9,100	42,861
Edison International	10,400	491,712
El Paso Electric Co.*	1,200	25,020
Exelon Corp.	21,500	1,148,960
FirstEnergy Corp.	10,600	552,472
FPL Group, Inc.	11,800	561,680
FuelCell Energy, Inc.*	900	9,873
IDACORP, Inc.	600	18,078
KeySpan Corp.	5,600	205,968
MDU Resources Group, Inc.	3,550	126,557
NiSource, Inc.	8,137	197,322
Northeast Utilities	3,900	77,805
Northwest Natural Gas Co.	500	18,610
OGE Energy Corp.	2,000	56,200

20

	SHARES	VALUE
Otter Tail Power Co.	500	15,470
Parker-Hannifin Corp.	3,100	199,361
Peoples Energy Corp.	700	27,566
Pepco Holdings, Inc.	6,100	141,947
PG&E Corp.	11,900	467,075
Pinnacle West Capital Corp.	3,200	141,056
PNM Resources, Inc.	1,950	55,907
PPL Corp.	12,200	394,426
Public Service Enterprise Group, Inc.	6,700	431,212
Puget Energy, Inc.	2,400	56,352
Questar Corp.	2,200	193,864
Reliant Resources, Inc.*	8,344	128,831
SCANA Corp.	2,900	122,496
Sierra Pacific Resources*	3,100	46,035
Southern Co.	22,300	797,448
Southwest Gas Corp.	500	13,695
TECO Energy, Inc.	6,200	111,724
TXU Corp.	8,200	925,616
UIL Holdings Corp.	200	10,462
Unisource Energy Corp.	600	19,944
Vectren Corp.	1,700	48,195
WGL Holdings, Inc.	900	28,917
Wisconsin Energy Corp.	3,000	119,760
WPS Resources Corp.	800	46,240
Xcel Energy, Inc.	11,200	219,632
		12,992,283

Waste Management - 0.2%
Allied Waste Industries, Inc.*	9,700	81,965
Republic Services, Inc. Class A	4,200	148,218
Stericycle, Inc.*	900	51,435
Waste Connections, Inc.*	750	26,310
Waste Management, Inc.	17,100	489,231
		797,159

Other - 4.2%
DFA U.S. MicroCap Portfolio	1,115,573	17,469,878

TOTAL COMMON STOCKS (Identified Cost $357,714,659)		415,279,642

SHORT-TERM INVESTMENTS - 0.1%

Other - 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	448,567	448,568

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $448,569)		448,569

Total Investments - 99.8% (Identified Cost $358,163,228)#		415,728,211
Liabilities, Less Cash and Other Assets — 0.2%		1,000,279
Net Assets — 100%		$416,728,490

21

*                      Non-income producing security

#                      At September 30, 2005, the aggregate cost of investment securities for income tax purposes was identical. Net unrealized appreciation aggregated $57,564,983, of which $358,163,228 related to appreciated investment securities and $415,728,211 related to depreciated investment securities.

(a)               Bankrupt security/delisted

22

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.2%

Aerospace/Defense - 2.4%
Curtiss-Wright Corp.	258	$15,921
Northrop Grumman Corp.	63,833	3,469,324
Raytheon Co.	59,300	2,254,586
		5,739,831

Agricultural Operations - 0.7%
Corn Products International, Inc.	12,300	248,091
Monsanto Co.	22,300	1,399,325
		1,647,416

Airlines - 0.5%
Southwest Airlines Co.	80,500	1,195,425

Auto & Related - 2.8%
Dana Corp.	27,000	254,070
Ford Motor Co.	291,400	2,873,204
General Motors Corp.	100,700	3,082,427
Lear Corp.	12,000	407,640
United Rentals, Inc.*	6,300	124,173
Visteon Corp.	11,391	111,404
		6,852,918

Banks/Savings & Loans - 1.3%
Astoria Financial Corp.	7,300	192,866
Commercial Federal Corp.	2,000	68,280
Independence Community Bank Corp.	14,600	497,714
New York Community Bancorp, Inc.	25,000	410,000
North Fork Bancorporation, Inc.	39,200	999,600
Sovereign Bancorp, Inc.	29,900	658,996
The South Financial Group, Inc.	12,200	327,448
Webster Financial Corp.	1,700	76,432
		3,231,336

Broadcasting - 5.0%
Clear Channel Communications, Inc.	97,472	3,205,854
Comcast Corp. Class A*	183,690	5,396,812
Comcast Corp. Class A Special*	56,300	1,620,314
Discovery Holding Co. Class A*	44,300	639,692
Hearst-Argyle Television, Inc.	10,600	272,314
Liberty Global, Inc. Class A*	18,605	503,823
Liberty Global, Inc. Series C	18,605	479,079
Radio One, Inc. Class A*	2,800	36,834
The DIRECTV Group, Inc.*	6,306	94,464
		12,249,186

Building & Construction - 0.9%
Hughes Supply, Inc.	10,800	352,080
Lafarge Corp.	12,600	851,886
Pulte Corp.	21,300	914,196
		2,118,162

Business Services - 0.9%
Electronic Data Systems Corp.	90,400	2,028,576
PHH Corp.*	2,895	79,497
		2,108,073

Chemicals - 0.5%
Ashland, Inc.	13,200	729,168
Lubrizol Corp.	1,800	77,994
Lyondell Chemical Co.	15,700	449,334
Valhi, Inc.	1,800	32,364
		1,288,860

Commercial Services - 0.1%
Convergys Corp.*	8,000	114,960

Communications Equipment - 0.1%
Andrew Corp.*	29,000	323,350

Computer Equipment - 0.2%
Ingram Micro, Inc. Class A*	28,000	519,120

Computer Services - 1.1%
Computer Sciences Corp.*	32,500	1,537,575
Compuware Corp.*	45,300	430,350
Sun Microsystems, Inc.*	97,600	382,592
Unisys Corp.*	31,400	208,496
		2,559,013

Computer Software - 0.1%
3Com Corp.*	58,600	239,088
WebMD Corp.*	8,100	89,748
		328,836

Computers - 1.2%
Hewlett-Packard Co.	102,700	2,998,840

Containers & Glass - 0.1%
Owens-Illinois, Inc.*	13,000	268,060

Diversified Operations - 0.9%
Cendant Corp.	88,170	1,819,829
PerkinElmer, Inc.	5,800	118,146
Textron, Inc.	2,300	164,956
		2,102,931

1

	SHARES	VALUE
Electronics - 2.6%
Advanced Micro Devices, Inc.*	10,900	274,680
Agere Systems, Inc.*	1,723	17,936
Applied Micro Circuits Corp.*	22,500	67,500
Arrow Electronics, Inc.*	19,300	605,248
Avnet, Inc.*	21,800	533,010
AVX Corp.	17,700	225,498
Fairchild Semiconductor International, Inc.*	700	10,402
Intersil Corp. Class A	28,000	609,840
LSI Logic Corp.*	63,900	629,415
Micron Technology, Inc.*	108,200	1,439,060
Sanmina Corp.*	92,700	397,683
Solectron Corp.*	96,200	376,142
Tech Data Corp.*	11,100	407,481
Thermo Electron Corp.*	11,100	342,990
Vishay Intertechnology, Inc.*	33,900	405,105
		6,341,990

Financial Services - 7.4%
A.G. Edwards, Inc.	11,900	521,339
Ambac Financial Group, Inc.	13,600	980,016
AmeriCredit Corp.*	24,400	582,428
CIT Group, Inc.	9,700	438,246
Countrywide Financial Corp.	48,800	1,609,424
Instinet Group, Inc.	3,100	15,407
J.P. Morgan Chase & Co.	101,200	3,433,716
Janus Capital Group, Inc.	39,800	575,110
KeyCorp	9,700	312,825
LaBranche & Co., Inc.*	3,500	30,415
MBIA, Inc.	24,200	1,467,004
Protective Life Corp.	12,200	502,396
Providian Financial Corp.*	38,700	684,216
Prudential Financial, Inc.	73,000	4,931,880
The Bear Stearns Cos., Inc.	18,060	1,982,085
		18,066,507

Food & Beverages - 2.7%
Archer-Daniels-Midland Co.	97,196	2,396,854
Coca-Cola Enterprises, Inc.	82,800	1,614,600
Del Monte Foods Co.*	2,000	21,460
Kraft Foods, Inc. Class A	33,100	1,012,529
PepsiAmericas, Inc.	15,300	347,769
Smithfield Foods, Inc.*	14,400	427,392
Tyson Foods, Inc. Class A	44,807	808,766
		6,629,370

Forest & Paper Products - 2.4%
Georgia-Pacific Group	46,219	1,574,219
International Paper Co.	29,000	864,200
Smurfit-Stone Container Corp.	43,543	451,106
Weyerhaeuser Co.	43,200	2,970,000
		5,859,525

Funeral Services - 0.1%
Service Corp. International	40,300	334,087

Health Care - Drugs - 1.0%
AmerisourceBergen Corp.	17,600	1,360,480
Millennium Pharmaceuticals, Inc.*	52,000	485,160
Watson Pharmaceuticals, Inc.*	18,900	691,929
		2,537,569

Health Care - Products - 1.0%
Human Genome Sciences, Inc.*	4,900	66,591
Invitrogen Corp.*	7,400	556,702
McKesson Corp.	36,900	1,750,905
		2,374,198

Health Care - Services - 1.9%
Humana, Inc.*	6,300	301,644
Medco Health Solutions, Inc.*	29,500	1,617,485
PacifiCare Health Systems, Inc.*	12,000	957,360
Tenet Healthcare Corp.*	77,200	866,956
Triad Hospitals, Inc.*	16,700	756,009
		4,499,454

Insurance - 18.8%
Alleghany Corp.	600	183,600
Allmerica Financial Corp.*	9,500	390,830
Allstate Corp.	105,400	5,827,566
American Financial Group, Inc.	13,400	454,662
American National Insurance Co.	3,500	416,920
AmerUs Group Co.	7,200	413,064
Chubb Corp.	28,500	2,552,175
Cincinnati Financial Corp.	31,034	1,300,014
CNA Financial Corp.*	45,600	1,362,072
Fidelity National Financial, Inc.	28,800	1,282,176
Hartford Financial Services Group, Inc.	46,300	3,572,971
Lincoln National Corp.	30,800	1,602,216
Loews Corp.	33,000	3,049,530
MetLife, Inc.	129,500	6,452,985
MGIC Investment Corp.	17,000	1,091,400

2

	SHARES	VALUE
Nationwide Financial Services, Inc. Class A	10,300	412,515
Odyssey Re Holdings Corp.	8,700	222,198
Old Republic International Corp.	32,700	872,109
Principal Financial Group, Inc.	52,500	2,486,925
Radian Group, Inc.	15,300	812,430
Reinsurance Group of America, Inc.	10,700	478,290
Safeco Corp.	21,500	1,147,670
St. Paul Cos., Inc.	114,500	5,137,615
StanCorp Financial Group, Inc.	4,700	395,740
The First American Corp.	17,800	812,926
The PMI Group, Inc.	16,900	673,803
Torchmark, Inc.	13,900	734,337
Unitrin, Inc.	11,200	531,552
UnumProvident Corp.	52,400	1,074,200
		45,744,491

Internet Services - 1.2%
Expedia, Inc.*	52,149	1,033,072
IAC/InterActiveCorp*	52,149	1,321,977
Qwest Communications International, Inc.*	131,900	540,790
		2,895,839

Leisure - 1.5%
Harrah’s Entertainment, Inc.	9,663	629,931
La Quinta Corp.*	5,600	48,664
MGM Mirage, Inc.*	36,200	1,584,474
Sabre Holdings Corp. Class A	3,900	79,092
Starwood Hotels & Resorts Worldwide, Inc. Class B	23,200	1,326,344
		3,668,505

Machinery - 0.3%
AGCO Corp.*	16,100	293,020
SPX Corp.	7,600	349,220
		642,240

Metals & Mining - 0.4%
Phelps Dodge Corp.	7,200	935,496

Multimedia - 10.8%
A.H. Belo Corp. Series A	17,800	406,908
Cox Radio, Inc. Class A*	2,200	33,440
Liberty Media Corp. Class A	459,500	3,698,975
News Corp. Class A	12,608	196,559
Time Warner, Inc.	508,100	9,201,691
Tribune Co.	55,800	1,891,062
Univision Communications, Inc. Class A*	43,600	1,156,708
Viacom, Inc. Class A	17,400	578,028
Viacom, Inc. Class B	225,500	7,443,755
Walt Disney Co.	71,300	1,720,469
		26,327,595

Office Equipment - 0.1%
IKON Office Solutions, Inc.	23,300	232,534

Office Furnishings & Supplies - 0.3%
OfficeMax, Inc.	15,900	503,553
Steelcase, Inc. Class A	6,100	88,206
		591,759

Oil & Gas - 11.3%
Amerada Hess Corp.	14,718	2,023,725
Anadarko Petroleum Corp.	41,026	3,928,240
Apache Corp.	21,482	1,615,876
Chesapeake Energy Corp.	28,000	1,071,000
ConocoPhillips	37,600	2,628,616
Devon Energy Corp.	2,400	164,736
Diamond Offshore Drilling, Inc.	7,398	453,128
Forest Oil Corp.*	10,300	536,630
Helmerich & Payne, Inc.	3,900	235,521
Kerr-McGee Corp.	30,167	2,929,517
Marathon Oil Corp.	58,360	4,022,755
Occidental Petroleum Corp.	10,100	862,843
Pogo Producing Co.	10,700	630,658
Pride International, Inc.*	5,946	169,520
Sunoco, Inc.	13,000	1,016,600
Tidewater, Inc.	10,600	515,902
Valero Energy Corp.	41,600	4,703,296
		27,508,563

Paper & Related Products - 0.9%
Bowater, Inc.	10,900	308,143
Louisiana-Pacific Corp.	19,100	528,879
MeadWestvaco Corp.	36,413	1,005,727
Temple-Inland, Inc.	10,800	441,180
		2,283,929

Publishing - 0.0%
Hollinger International, Inc. Class A	2,600	25,480

Retail - Food - 0.8%
Albertson’s, Inc.	65,600	1,682,640
SUPERVALU, Inc.	11,700	364,104
		2,046,744

Retail - General - 2.5%
Dillards, Inc. Class A	13,100	273,528
Federated Department Stores, Inc.	39,833	2,663,632
J.C. Penney Co., Inc.	35,700	1,692,894
Sears Holdings Corp.*	11,645	1,448,871
		6,078,925

3

	SHARES	VALUE
Retail - Specialty - 1.2%
American Greetings Corp. Class A	9,700	265,780
AutoNation, Inc.*	46,400	926,608
Barnes & Noble, Inc.	9,700	365,690
Blockbuster, Inc. Class A	4,500	21,375
Borders Group, Inc.	5,700	126,369
Circuit City Stores-Circuit City Group	32,000	549,120
GameStop Corp. Class B*	1,826	51,840
Rite Aid Corp.*	8,500	32,980
Saks, Inc.	25,600	473,600
		2,813,362

Steel - 0.1%
The Timken Co.	6,300	186,669
Worthington Industries, Inc.	3,000	63,090
		249,759

Telecommunications - 5.6%
American Tower Corp. Class A*	3,700	92,315
AT&T Corp.	119,040	2,356,992
CIENA Corp.*	41,900	110,616
Cincinnati Bell, Inc.*	13,200	58,212
Crown Castle International Corp.*	28,400	699,492
Level 3 Communications, Inc.*	15,000	34,800
Lucent Technologies, Inc.*	36,600	118,950
SBC Communications, Inc.	165,500	3,967,035
Sprint Corp.	118,200	2,810,796
Telephone & Data Systems, Inc.	8,500	331,500
Telephone and Data Systems, Inc.	8,400	315,420
Tellabs, Inc.*	74,422	782,919
United States Cellular Corp.*	9,700	518,174
Verizon Communications, Inc.	40,600	1,327,214
		13,524,435

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	2,300	35,121
Goodyear Tire & Rubber Co.*	12,400	193,316
		228,437

Tobacco - 0.4%
Reynolds American, Inc.	12,900	1,070,958

Transportation - 4.7%
Alexander & Baldwin, Inc.	3,700	196,988
Burlington Northern Santa Fe Corp.	22,800	1,363,440
CSX Corp.	38,500	1,789,480
GATX Corp.	8,400	332,220
Kansas City Southern*	14,500	337,995
Laidlaw International, Inc.*	13,400	323,878
Norfolk Southern Corp.	72,500	2,940,600
Overseas Shipholding Group, Inc.	6,500	379,145
Ryder System, Inc.	13,900	475,658
Union Pacific Corp.	46,800	3,355,560
		11,494,964

Utilities - 0.1%
Alliant Energy Corp.	4,500	131,085

Waste Management - 0.2%
Allied Waste Industries, Inc.*	60,300	509,535

TOTAL COMMON STOCKS (Identified Cost $192,495,126)		241,293,652

SHORT-TERM INVESTMENTS - 0.9%

Other - 0.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,253,681	2,253,681

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,253,682)		2,253,682

Total Investments - 100.1% (Identified Cost $194,748,808)#		243,547,334
Liabilities, Less Cash and Other Assets — (0.1%)		(254,609)
Net Assets — 100%		$243,292,725

4

*                      Non-income producing security

#                      At September 30, 2005, the aggregate cost of investment securities for income tax purposes was identical. Net unrealized appreciation aggregated $48,798,526 of which $60,042,988 related to appreciated investment securities and $11,244,462 related to depreciated investment securities.

5

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.5%

Advertising - 0.1%
Emak Worldwide, Inc.*	800	$6,072
Traffix, Inc.	2,100	13,083
ValueVision International, Inc. Class A*	6,700	76,045
Ventiv Health, Inc.*	4,500	117,945
		213,145

Aerospace/Defense - 1.4%
AAR Corp.*	6,500	111,670
Analex Corp.*	1,900	5,757
ARGON ST, Inc.*	3,600	105,624
Armor Holdings, Inc.*	6,900	296,769
BE Aerospace, Inc.*	10,800	178,956
CPI Aerostructures, Inc.*	400	3,988
Curtiss-Wright Corp.	4,300	265,353
DRS Technologies, Inc.	5,600	276,416
Ducommun, Inc.*	1,055	23,210
EDO Corp.	3,200	96,096
Engineered Support Systems, Inc.	5,475	224,694
GenCorp, Inc.	9,800	182,770
HEICO Corp.	1,500	34,800
HEICO Corp. Class A	1,820	32,396
Herley Industries, Inc.*	1,800	33,534
Hexcel Corp.*	12,500	228,625
Innovative Solutions and Support, Inc.*	1,950	30,284
Kaman Corp. Class A	4,200	85,890
Ladish Co., Inc.*	1,200	20,928
Mechanical Technology, Inc.*	4,600	17,756
MTC Technologies, Inc.*	3,000	95,940
Orbital Sciences Corp. Class A*	10,000	125,000
SPACEHAB, Inc.*	1,000	1,150
Teledyne Technologies, Inc.*	5,900	203,373
The Allied Defense Group, Inc.*	600	13,530
The Fairchild Corp. Class A*	2,900	6,728
Triumph Group, Inc.*	2,700	100,359
United Industrial Corp.	1,800	64,350
		2,865,946

Agricultural Operations - 0.1%
AGCO Corp.*	3,000	54,600
Delta & Pine Land Co.	6,900	182,229
Embrex, Inc.*	1,100	12,463
LESCO, Inc.*	1,300	20,605
Senesco Technologies, Inc.*	1,100	1,903
		271,800

Airlines - 0.6%
AirTran Holdings, Inc.*	17,350	219,651
Alaska Air Group, Inc.*	5,000	145,300
AMR Corp.*	4,100	45,838
ATA Holdings Corp.*	600	330
Continental Airlines, Inc. Class B*	12,700	122,682
Delta Air Lines, Inc.*	23,300	17,475
ExpressJet Holdings, Inc.*	9,800	87,906
FLYi, Inc.*	5,400	1,404
Frontier Airlines, Inc.*	6,750	66,015
MAIR Holdings, Inc.*	3,200	18,656
Mesa Air Group, Inc.*	4,900	40,425
Midwest Air Group, Inc.*	3,000	6,390
Northwest Airlines Corp. Class A*	16,600	11,039
Pinnacle Airlines Corp.*	3,500	22,750
Republic Airways Holdings, Inc.*	7,700	110,187
SkyWest, Inc.	11,000	295,020
US Airways Group, Inc.*	2,888	60,666
World Air Holdings, Inc.*	4,300	45,580
		1,317,314

Appliances - 0.1%
Maytag Corp.	5,000	91,300

Auto & Related - 1.7%
A.S.V., Inc.*	5,100	115,515
Accuride Corp.*	400	5,524
Aftermarket Technology Corp.*	3,600	66,204
American Axle & Manufacturing Holdings, Inc.	9,600	221,568
Arctic Cat, Inc.	2,300	47,242
ArvinMeritor, Inc.	13,700	229,064
Asbury Automotive Group, Inc.*	11,700	199,251
Bandag, Inc.	1,600	68,576
Coachmen Industries, Inc.	3,000	34,470
CSK Auto Corp.*	9,000	133,920
Dollar Thrifty Automotive Group, Inc.*	4,300	144,781
Dura Automotive Systems, Inc.*	3,200	12,864
Hayes Lemmerz International, Inc.*	7,200	32,256
IMPCO Technologies, Inc.*	4,900	29,400
Lithia Motors, Inc. Class A	2,197	63,669
LoJack Corp.*	3,000	63,420
Midas, Inc.*	3,000	59,640
Monaco Coach Corp.	5,650	83,281
National R.V. Holdings, Inc.*	1,100	5,775
Noble International Ltd.	1,200	28,992

1

	SHARES	VALUE
Proliance International, Inc.*	1,390	7,617
Raytech Corp.*	1,400	1,743
Rent-Way, Inc.*	4,500	30,915
Rush Enterprises, Inc. Class A*	2,900	44,312
Skyline Corp.	500	20,320
Spartan Motors, Inc.	2,400	26,088
Standard Motor Products, Inc.	3,600	29,196
Strattec Security Corp.*	300	15,555
Superior Industries International, Inc.	4,500	96,840
TBC Corp.*	3,800	131,062
Tenneco Automotive, Inc.*	8,300	145,333
Thor Industries, Inc.	6,800	231,200
Tower Automotive, Inc.*	6,500	797
United Auto Group, Inc.	8,400	277,536
United Rentals, Inc.*	14,000	275,940
Visteon Corp.	24,400	238,632
Wabash National Corp.	5,500	108,130
Winnebago Industries, Inc.	5,400	156,438
		3,483,066

Banks/Savings & Loans - 6.9%
1st Source Corp.	3,061	70,862
ABC Bancorp	2,029	38,937
Accredited Home Lenders Holding Co.*	3,800	133,608
ACE Cash Express, Inc.*	1,900	37,069
Alabama National BanCorp.	2,788	178,265
AMCORE Financial, Inc.	4,200	131,082
Amegy Bancorporation, Inc.	12,600	285,138
Anchor BanCorp Wisconsin, Inc.	3,700	109,076
BancorpSouth, Inc.	1,600	36,560
Bancshares of Florida, Inc.*	1,100	24,332
Bank of the Ozarks, Inc.	3,000	102,990
BankAtlantic Bancorp, Inc. Class A	10,600	180,094
BankUnited Financial Corp. Class A	5,400	123,498
Banner Corp.	1,660	44,222
Beverly Hills Bancorp, Inc.	3,800	38,988
Boston Private Financial Holdings, Inc.	4,900	130,046
Brookline Bancorp, Inc.	12,348	195,345
Cardinal Financial Corp.*	4,900	47,285
Cathay Bancorp, Inc.	5,818	206,306
Center Financial Corp.	3,300	77,550
Central Pacific Financial Corp.	6,100	214,598
CFS Bancorp, Inc.	1,100	14,740
Charter Financial Corp.	2,228	75,953
Chemical Financial Corp.	5,050	164,125
Chittenden Corp.	9,312	246,861
Citizens First Bancorp, Inc.	800	17,072
Columbia Banking System, Inc.	2,383	62,506
Commercial Capital Bancorp, Inc.	2,319	39,423
Commercial Federal Corp.	7,396	252,499
Community Bank Systems, Inc.	5,200	117,520
Community Trust Bancorp, Inc.	798	25,680
Corus Bankshares, Inc.	5,000	274,150
CVB Financial Corp.	11,640	216,504
Dime Community Bancshares	7,450	109,664
Downey Financial Corp.	700	42,630
East West Bancorp, Inc.	6,400	217,856
Fidelity Bankshares, Inc.	4,667	142,577
First Charter Corp.	5,400	132,192
First Citizens BancShares, Inc.	200	34,130
First Community Bancorp	2,500	119,575
First Community Bancshares, Inc.	1,561	45,800
First Financial Bancorp	7,465	138,849
First Financial Holdings, Inc.	1,800	55,296
First Indiana Corp.	2,300	78,361
First Mariner Bancorp*	100	1,687
First Merchants Corp.	2,777	71,730
First Niagara Financial Group, Inc.	16,585	239,487
First PacTrust Bancorp, Inc.	200	5,170
First Place Financial Corp.	1,900	42,123
First Republic Bank	4,125	145,324
First State Bancorp	2,800	59,332
FirstFed Financial Corp.*	2,500	134,525
Flagstar Bancorp, Inc.	11,650	187,565
Flushing Financial Corp.	2,900	47,473
FNB Corp.	10,081	174,200
Franklin Bank Corp.*	4,100	66,215
Frontier Financial Corp.	5,400	156,600
Gateway Financial Holdings, Inc.	588	10,672
Glacier Bancorp, Inc.	5,515	170,248
Gold Banc Corp., Inc.	5,100	75,990
Greater Bay Bancorp	9,200	226,688
Hancock Holding Co.	5,500	187,770
Harbor Florida Bancshares, Inc.	4,244	153,930
Harleysville National Corp.	4,659	102,262
Heartland Financial USA, Inc.	1,100	21,373
Horizon Financial Corp.	1,300	28,600
Hudson United Bancorp	500	21,165
IBERIABANK Corp.	1,375	73,081
Independent Bank Corp.-MA	2,182	66,289
Independent Bank Corp.-MI	3,461	100,502
Integra Bank Corp.	2,600	56,420

2

	SHARES	VALUE
Lakeland Bancorp, Inc.	1,735	26,598
MAF Bancorp, Inc.	6,095	249,895
Main Street Banks, Inc.	3,706	99,321
MB Financial, Inc.	4,827	188,156
MBT Financial Corp.	2,600	47,918
Medallion Financial Corp.	2,700	26,757
Mid-State Bancshares	3,800	104,538
Midwest Banc Holdings, Inc.	4,100	94,792
Nara Bancorp, Inc.	3,500	52,325
National Penn Bancshares, Inc.	5,893	146,677
NBT Bancorp, Inc.	5,860	138,237
Northwest Bancorp, Inc.	9,700	206,125
OceanFirst Financial Corp.	1,678	40,507
Ocwen Financial Corp.*	11,900	82,586
Old National Bancorp	11,800	250,396
Online Resources Corp.*	4,200	44,436
Pacific Capital Bancorp	8,766	291,820
Partners Trust Financial Group, Inc.	871	10,034
Peoples Bancorp, Inc.	200	5,310
PFF Bancorp, Inc.	4,320	130,723
Pinnacle Financial Partners, Inc.*	700	17,626
Prosperity Bancshares, Inc.	4,900	148,225
Provident Bankshares Corp.	6,240	217,027
Provident Financial Services, Inc.	13,315	234,344
Provident New York Bancorp	8,000	93,360
Rainier Pacific Financial Group, Inc.	700	10,920
Renasant Corp.	2,000	63,300
Republic Bancorp, Inc.	12,650	178,871
Rome Bancorp, Inc.	1,200	12,588
S&T Bancorp, Inc.	4,800	181,440
Sandy Spring Bancorp, Inc.	2,300	77,510
Seacoast Banking Corp. of Florida	3,210	75,210
Simmons First National Corp. Class A	2,100	59,892
Sound Federal Bancorp, Inc.	1,800	30,078
Southwest Bancorp, Inc.	2,600	57,122
State Financial Services Corp. Class A	1,100	40,172
Sterling Bancorp	2,610	58,751
Sterling Bancshares, Inc.	8,600	126,506
Sterling Financial Corp.	5,827	131,399
Sun Bancorp, Inc.	2,698	56,901
SVB Financial Group*	4,500	218,880
Texas Regional Bancshares, Inc. Class A	8,869	255,339
The Banc Corp.	3,600	38,880
The Bancorp, Inc.	1,600	25,584
TierOne Corp.	2,600	68,406
TrustCo Bank Corp. NY	14,334	179,605
UCBH Holdings, Inc.	6,000	109,920
UMB Financial Corp.	3,900	256,152
Umpqua Holdings Corp.	7,732	188,042
United Bankshares, Inc.	7,300	255,135
United Community Banks, Inc.	6,509	185,506
United Community Financial Corp.	5,200	58,344
Washington Trust Bancorp, Inc.	1,900	51,661
WesBanco, Inc.	4,300	118,250
West Bancorporation	3,000	55,560
West Coast Bancorp	1,947	48,675
Willow Grove Bancorp, Inc.	2,800	43,848
Wilshire Bancorp, Inc.	5,000	76,500
Wintrust Financial Corp.	3,650	183,449
Yardville National Bancorp	900	31,725
		14,214,089

Broadcasting - 0.8%
4Kids Entertainment, Inc.*	1,800	31,302
Acacia Research-Acacia Technologies*	2,200	13,508
Acme Communications, Inc.*	1,700	6,613
Beasley Broadcast Group, Inc. Class A*	907	12,743
Charter Communications, Inc. Class A*	47,700	71,550
Crown Media Holdings, Inc. Class A*	14,000	153,300
Cumulus Media, Inc. Class A*	11,400	142,386
Digital Generation Systems, Inc.*	7,500	4,725
Entravision Communications Corp.*	10,700	84,209
Gray Television, Inc.	7,300	77,307
Insight Communications Co., Inc.*	7,600	88,388
Lin Tv Corp. Class A*	4,400	61,380
Mediacom Communications Corp.*	16,800	123,984
New Frontier Media, Inc.*	3,800	22,876
NTN Communications, Inc.*	5,300	8,162
Radio One, Inc. Class A*	3,500	46,043
Radio One, Inc. Class D	15,700	206,455
Regent Communications, Inc.*	8,600	45,236
Saga Communications, Inc. Class A*	2,800	37,240
Salem Communications Corp. Class A*	3,500	64,540
Sinclair Broadcast Group, Inc. Class A	8,200	72,734

3

	SHARES	VALUE
Spanish Broadcasting System, Inc. Class A*	6,760	48,537
TiVo, Inc.*	15,000	82,350
World Wrestling Federation Entertainment, Inc.	4,000	52,000
		1,557,568

Building & Construction - 2.4%
Ampco-Pittsburgh Corp.	1,000	15,500
Apogee Enterprises, Inc.	5,200	88,920
Cavalier Homes, Inc.*	2,900	19,169
Champion Enterprises, Inc.*	14,400	212,832
Comfort Systems USA, Inc.*	7,100	62,551
Dominion Homes, Inc.*	1,000	15,930
Drew Industries, Inc.*	4,000	103,240
Dycom Industries, Inc.*	8,800	177,936
ElkCorp	3,400	121,618
Emcor Group, Inc.*	2,300	136,390
Fleetwood Enterprises, Inc.*	10,600	130,380
Foster Wheeler Ltd.*	60	1,853
Granite Construction, Inc.	7,450	284,888
Home Solutions of America, Inc.*	4,000	19,720
Infrasource Services, Inc.*	6,600	96,030
Insituform Technologies, Inc. Class A*	4,300	74,347
Integrated Electrical Services, Inc.*	5,100	14,280
Levitt Corp. Class A	3,000	68,820
M/I Schottenstein Homes, Inc.	2,300	124,798
Modine Manufacturing Co.	5,900	216,412
Modtech Holdings, Inc.*	1,500	14,580
NCI Building Systems, Inc.*	3,500	142,765
Orleans Homebuilders, Inc.	2,700	66,528
Palm Harbor Homes, Inc.*	3,400	66,062
Perini Corp.*	4,800	87,360
Simpson Manufacturing Co., Inc.	7,700	301,378
Sterling Construction Co., Inc.*	200	5,180
Technical Olympic USA, Inc.	10,700	279,912
Texas Industries, Inc.	4,000	217,600
The Shaw Group, Inc.*	15,000	369,900
Trex Co., Inc.*	2,700	64,800
U.S. Home Systems, Inc.*	1,100	6,270
URS Corp.*	6,600	266,574
Washington Group International, Inc.*	4,900	264,061
WCI Communities, Inc.*	8,600	243,982
William Lyon Homes, Inc.*	1,800	279,360
York International Corp.	3,700	207,459
		4,869,385

Business Services - 3.3%
Acxiom Corp.	1,700	31,824
Administaff, Inc.	4,900	194,726
ADVO, Inc.	5,500	172,095
Ambassadors International, Inc.	1,000	14,010
AMN Healthcare Services, Inc.*	5,200	80,444
aQuantive, Inc.*	12,000	241,560
Banta Corp.	4,800	244,272
BearingPoint, Inc.*	33,900	257,301
Bowne & Co., Inc.	5,600	80,024
Brady Corp. Class A	6,600	204,204
Catalina Marketing Corp.	9,600	218,304
CCC Information Services Group, Inc.*	2,400	62,712
CDI Corp.	3,200	94,528
CIBER, Inc.*	11,900	88,417
Clark, Inc.	3,500	58,905
Concur Technologies, Inc.*	5,900	72,983
Consolidated Graphics, Inc.*	2,200	94,710
CorVel Corp.*	300	7,188
CRA International, Inc.*	1,000	41,690
Cross Country Healthcare, Inc.*	5,800	107,648
CSG Systems International, Inc.*	9,200	199,732
DiamondCluster International, Inc.*	6,200	46,996
DocuCorp International, Inc.*	1,600	10,960
EDGAR Online, Inc.*	4,100	9,799
Electro Rent Corp.*	4,183	52,622
ePlus, Inc.*	1,200	15,660
First Consulting Group, Inc.*	4,200	24,360
Forrester Research, Inc.*	4,100	85,362
Foundry Networks, Inc.*	26,300	334,010
Franklin Covey Co.*	200	1,428
FTI Consulting, Inc.*	7,575	191,344
Gartner, Inc. Class A*	24,900	291,081
Gevity HR, Inc.	5,224	142,302
Heidrick & Struggles International, Inc.*	3,000	97,140
Hudson Highland Group, Inc.*	4,300	107,371
infoUSA, Inc.	8,500	90,270
Innodata Isogen, Inc.*	3,600	9,216
Intelli-Check, Inc.*	1,900	8,246
Jackson Hewitt Tax Service, Inc.	400	9,564
John H. Harland Co.	5,000	222,000
Keane, Inc.*	11,900	136,017
Kelly Services, Inc. Class A	5,800	177,828

4

	SHARES	VALUE
Kforce, Inc.*	7,145	73,594
Korn/Ferry International*	7,100	116,369
Labor Ready, Inc.*	10,100	259,065
MAXIMUS, Inc.	3,500	125,125
Microstrategy, Inc. Class A*	2,101	147,679
MPS Group, Inc.*	19,700	232,460
Navigant Consulting, Inc.*	9,300	178,188
Navigant International, Inc.*	2,000	24,600
NCO Group, Inc.*	5,436	112,308
On Assignment, Inc.*	4,300	36,765
PDI, Inc.*	2,100	32,151
Resources Connection, Inc.*	8,600	254,818
SITEL Corp.*	14,000	39,200
SM&A*	3,200	28,192
Spherion Corp.*	11,700	88,920
SYS*	1,000	3,930
TeamStaff, Inc.*	2,100	2,898
TeleTech Holdings, Inc.*	14,200	142,284
Tetra Tech, Inc.*	10,200	171,564
TRC Cos., Inc.*	1,950	30,420
Watson Wyatt & Co. Holdings	5,800	156,310
		6,887,693

Chemicals - 2.1%
A. Schulman, Inc.	5,900	105,905
Aceto Corp.	3,925	22,647
Airgas, Inc.	2,700	80,001
Albemarle Corp.	4,100	154,570
American Vanguard Corp.	3,100	56,761
Arch Chemicals, Inc.	4,700	109,275
Cabot Microelectronics Corp.*	4,500	132,210
Chemtura Corp.	35,284	438,227
Cytec Industries, Inc.	3,400	147,492
Dionex Corp.*	3,500	189,875
Ferro Corp.	7,100	130,072
FMC Corp.*	3,500	200,270
GenTek, Inc.	1,600	23,200
Georgia Gulf Corp.	6,100	146,888
H.B. Fuller Co.	4,700	146,076
Hawkins, Inc.	1,200	16,440
Hercules, Inc.*	14,000	171,080
Kronos Worldwide Inc	2,867	90,999
Landec Corp.*	4,600	33,626
MacDermid, Inc.	5,500	144,430
Minerals Technologies, Inc.	3,300	188,793
NewMarket Corp.*	5,000	86,700
NL Industries, Inc.	8,700	163,473
Olin Corp.	12,800	243,072
OM Group, Inc.*	4,500	90,585
Omnova Solutions, Inc.*	7,300	31,901
Pioneer Cos., Inc.*	1,400	33,684
PolyOne Corp.*	17,500	106,050
Quaker Chemical Corp.	1,300	22,594
RPM, Inc.	2,000	36,800
Solutia, Inc.*	5,000	3,475
Spartech Corp.	5,300	103,562
Symyx Technologies*	5,800	151,496
Terra Industries, Inc.*	17,700	117,705
TETRA Technologies, Inc.*	6,075	189,662
Valhi, Inc.	900	16,182
WD-40 Co.	2,600	68,926
Wellman, Inc.	5,200	32,916
		4,227,620

Commercial Services - 1.6%
Arbitron, Inc.	6,000	239,040
CBIZ, Inc.*	14,400	73,440
Central Parking Corp.	6,600	98,670
Cenveo, Inc.*	9,300	96,441
CoStar Group, Inc.*	3,300	154,176
Euronet Worldwide, Inc.*	6,700	198,253
GP Strategies Corp.	1,400	12,614
ICT Group, Inc.*	900	10,566
Imagistics International, Inc.*	2,300	96,255
Intersections, Inc.*	2,600	31,070
McGrath Rentcorp	3,800	107,654
Medifast, Inc.*	2,000	8,000
Mobile Mini, Inc.*	2,200	95,370
Newtek Business Services, Inc.*	5,650	11,978
Perceptron, Inc.*	1,100	7,047
PHH Corp.*	10,000	274,600
Plexus Corp.*	7,800	133,302
Polycom, Inc.*	8,200	132,594
Pre-Paid Legal Services, Inc.	2,300	89,010
ProxyMed, Inc.*	300	1,521
Quanta Services, Inc.*	22,200	283,272
R.H. Donnelley Corp.*	3,600	227,736
Rewards Network, Inc.*	4,600	31,418
Sirva, Inc.*	13,200	98,472
Source Information Management Co.*	9,700	107,282
SOURCECORP, Inc.*	2,300	49,312
Standard Parking Corp.*	1,000	19,030
Stantec, Inc.*	225	6,973
StarTek, Inc.	2,100	27,720
SYNNEX Corp.*	4,600	77,464
Team, Inc.*	600	13,500
TGC Industries, Inc.*	1,200	10,440
The Management Network Group, Inc.*	5,900	15,281
UniFirst Corp.	1,600	56,112
Veritas DGC, Inc.*	5,700	208,734
Vertrue, Inc.*	1,500	54,525
Viad Corp.	3,500	95,725
Viisage Technology, Inc.*	8,100	33,615
		3,288,212

5

	SHARES	VALUE
Communication Services - 0.1%
Broadwing Corp.*	14,300	71,357
Telkonet, Inc.*	8,500	33,320
Terremark Worldwide, Inc.*	7,900	34,681
		139,358

Communications Equipment - 1.3%
ACT Teleconferencing, Inc.*	600	282
ANADIGICS, Inc.*	6,300	20,916
Applied Innovation, Inc.*	1,200	4,620
Applied Signal Technology, Inc.	1,700	32,436
Arris Group, Inc.*	20,800	246,688
Avanex Corp.*	20,900	20,273
Avici Systems, Inc.*	1,900	8,645
Brooktrout, Inc.*	2,120	27,496
Captaris, Inc.*	5,000	18,800
Centillium Communications, Inc.*	7,800	29,406
Ceradyne, Inc.*	4,425	162,309
CIENA Corp.*	41,400	109,296
Cosine Communications, Inc.*	800	2,192
Digi International, Inc.*	4,300	46,139
Ditech Communications Corp.*	5,800	39,092
Endwave Corp.*	1,300	16,770
Finisar Corp.*	28,500	39,045
I.D. Systems, Inc.*	600	11,898
Inter-Tel, Inc.	4,400	92,400
InterVoice-Brite, Inc.*	6,300	56,763
Ixia*	12,228	179,874
KVH Industries, Inc.*	2,300	22,425
MasTec, Inc.*	9,300	101,370
Network Equipment Technologies, Inc.*	4,500	20,745
North Pittsburgh Systems, Inc.	2,300	46,943
Optical Cable Corp.*	374	2,083
Optical Communication Products, Inc.*	3,400	6,392
Performance Technologies, Inc.*	1,600	11,440
SBA Communications Corp.*	14,100	217,845
SeaChange International, Inc.*	5,400	34,344
Sirenza Microdevices, Inc.*	6,400	20,800
Somera Communications, Inc.*	1,900	1,900
Sonus Networks, Inc.*	47,200	273,760
SpectraLink Corp.	2,700	34,425
SRS Labs, Inc.*	2,700	17,388
Tekelec*	12,500	261,875
Terayon Communication Systems, Inc.*	13,800	53,820
Tut Systems, Inc.*	4,872	15,688
UTStarcom, Inc.*	21,800	178,106
Verilink Corp.*	2,100	2,184
ViaSat, Inc.*	5,100	130,815
Vyyo, Inc.*	2,400	9,240
WJ Communications, Inc.*	4,700	5,781
Zhone Technologies, Inc.*	23,583	61,552
		2,696,261

Computer Equipment - 2.3%
Adaptec, Inc.*	21,400	81,962
Advanced Digital Information Corp.*	12,000	112,800
Agilysys, Inc.	5,276	88,848
Airspan Networks, Inc.*	7,600	38,228
Astro-Med, Inc.	300	3,699
Bookham, Inc.*	5,855	28,572
Brocade Communications Systems, Inc.*	31,500	128,520
Calamp Corp.*	3,625	29,363
California Micro Devices Corp.*	3,900	30,108
Concurrent Computer Corp.*	11,852	20,030
Cray, Inc.*	15,400	14,168
Dataram Corp.	800	5,391
Dot Hill Systems Corp.*	7,900	53,167
Electronics for Imaging, Inc.*	10,300	236,282
Emulex Corp.*	13,400	270,814
Hurco Cos., Inc.*	1,000	16,350
Hutchinson Technology, Inc.*	4,200	109,704
Imation Corp.	5,800	248,646
Immersion Corp.*	4,600	32,246
Insight Enterprises, Inc.*	9,150	170,190
Iomega Corp.*	9,300	27,993
Komag, Inc.*	5,500	175,780
Kronos, Inc.*	5,500	245,520
Lasercard Corp.*	2,100	18,627
Maxwell Technologies, Inc.*	3,100	43,772
McDATA Corp. Class A*	22,690	118,896
Mentor Graphics Corp.*	14,800	127,280
Mercury Computer Systems, Inc.*	3,800	99,750
Micro Linear Corp.*	2,300	9,200
Mobility Electronics, Inc.*	5,800	61,828
MTS Systems Corp.	3,400	128,418
NYFIX, Inc.*	5,600	32,312
Palm, Inc.*	9,448	267,662
Quantum Corp.*	36,800	113,712
RadiSys Corp.*	3,800	73,720
Rimage Corp.*	1,200	32,004
SCM Microsystems, Inc.*	2,000	5,420
Semtech Corp.*	13,300	219,051
Sigma Designs, Inc.*	3,400	37,332
Sigmatel, Inc.*	6,800	137,632
Silicon Storage Technology, Inc.*	19,200	103,296
Standard Microsystems Corp.*	3,800	113,658

6

	SHARES	VALUE
Stratasys, Inc.*	1,350	40,095
Stratex Networks, Inc.*	18,000	46,800
Stratos International, Inc.*	2,154	12,579
Synaptics, Inc.*	4,600	86,480
TALX Corp.	3,233	106,010
Trident Microsystems, Inc.*	4,600	146,326
Varian Semiconductor Equipment Associates, Inc.*	6,200	262,694
Verity, Inc.*	6,900	73,278
Virage Logic Corp.*	3,300	25,575
Whitney Holding Corp.	675	18,252
		4,730,040

Computer Services - 2.0%
3D Systems Corp.*	1,100	24,453
Analysts International Corp.*	4,500	11,925
Anteon International Corp.*	5,000	213,800
Aspen Technology, Inc.*	5,800	36,250
Avocent Corp.*	8,636	273,243
BindView Development Corp.*	9,600	34,079
Black Box Corp.	2,700	113,292
Carreker Corp.*	4,400	31,064
Catapult Communications Corp.*	2,111	38,716
Computer Horizons Corp.*	5,300	23,373
Computer Programs & Systems, Inc.	1,300	44,902
Computer Task Group, Inc.*	900	3,330
Covansys Corp.*	7,400	118,104
CyberGuard Corp.*	6,100	50,325
Dynamics Research Corp.*	1,100	17,710
Extreme Networks, Inc.*	23,200	103,240
FactSet Research Systems, Inc.	6,600	232,584
I-Sector Corp.*	400	1,920
Infocrossing, Inc.*	3,600	33,084
Inforte Corp.	2,100	8,799
Intelligroup, Inc.*	1,500	3,180
Intergraph Corp.*	5,500	245,905
Jack Henry & Associates, Inc.	9,600	186,240
Manhattan Associates, Inc.*	5,100	118,320
Marchex, Inc. Class B*	4,300	71,208
Maxtor Corp.*	48,100	211,640
MICROS Systems, Inc.*	6,000	262,500
NETGEAR, Inc.*	6,200	149,172
NetScout Systems, Inc.*	5,900	32,037
Overland Storage, Inc.*	2,700	22,005
Pegasus Solutions, Inc.*	3,200	28,736
Perot Systems Corp. Class A*	6,600	93,390
Pomeroy Computer Resources, Inc.*	2,000	22,720
Radiant Systems, Inc.*	5,000	51,600
Saba Software, Inc.*	1,100	4,378
Safeguard Scientifics, Inc.*	15,500	26,815
Sapient Corp.*	23,500	146,875
SI International, Inc.*	2,000	61,940
SimpleTech, Inc.*	7,700	38,115
SRA International, Inc. Class A*	5,000	177,400
Sybase, Inc.*	6,700	156,914
Sykes Enterprises, Inc.*	7,400	88,060
Syntel, Inc.	6,900	134,481
TechTeam Global, Inc.*	1,700	20,536
Tier Technologies, Inc. Class B*	3,900	33,735
Tyler Technologies, Inc.*	6,900	57,132
Viewpoint Corp.*	4,900	7,056
Wind River Systems, Inc.*	16,000	206,880
Zomax, Inc.*	6,000	19,260
		4,092,423

Computer Software - 3.8%
@Road, Inc.*	11,700	53,703
ActivCard Corp.*	7,900	34,207
Actuate Corp.*	8,700	22,011
Advent Software, Inc.*	5,600	150,864
Agile Software Corp.*	10,100	72,417
Altiris, Inc.*	4,800	73,392
American Software, Inc. Class A	3,900	21,840
Ansoft Corp.*	1,500	43,650
ANSYS, Inc.*	5,600	215,544
Applix, Inc.*	1,100	6,919
Apropos Technology, Inc.*	3,400	9,146
Authentidate Holding Corp.*	6,100	15,372
AXS-One, Inc.*	2,500	4,575
Borland Software Corp.*	14,500	84,390
Bottomline Technologies, Inc.*	3,900	58,851
Callidus Software, Inc.*	2,200	8,140
Captiva Software Corp.*	2,400	43,104
Centra Software, Inc.*	2,400	4,728
Cenuco, Inc.*	2,300	5,359
Chordiant Software, Inc.*	9,037	25,755
Clarus Corp.*	1,900	15,770
Convera Corp.*	9,100	128,310
Datastream Systems, Inc.*	6,200	48,980
Dendrite International, Inc.*	8,500	170,765
Digitas, Inc.*	17,980	204,253
Echelon Corp.*	7,400	68,154
Embarcadero Technologies, Inc.*	3,300	22,242
Enterasys Networks, Inc.*	29,000	38,860
Epicor Software Corp.*	10,100	131,300
EPIQ Systems, Inc.*	3,400	74,188
eResearch Technology, Inc.*	8,850	125,582

7

	SHARES	VALUE
FalconStor Software, Inc.*	8,550	51,813
FileNET Corp.*	7,400	206,460
Forgent Networks, Inc.*	2,200	3,014
GSE Systems, Inc.	396	511
Hypercom Corp.*	10,000	65,200
Hyperion Solutions Corp.*	4,000	194,600
Identix, Inc.*	15,984	75,125
ImageWare Systems, Inc.*	2,100	4,725
Informatica Corp.*	16,500	198,330
Intellisync Corp.*	12,000	53,280
Interactive Intelligence, Inc.*	3,000	18,873
Internet Security Systems, Inc.*	8,300	199,283
Intervideo, Inc.*	1,700	17,051
Interwoven, Inc.*	6,919	56,528
iPass, Inc.*	4,500	24,210
JDA Software Group, Inc.*	5,000	75,900
Kintera, Inc.*	5,700	17,385
Lawson Software, Inc.*	19,100	132,554
Magma Design Automation, Inc.*	6,600	53,592
Manugistics Group, Inc.*	9,500	18,715
MapInfo Corp.*	3,500	42,875
MatrixOne, Inc.*	8,800	46,288
MetaSolv, Inc.*	7,900	25,833
Micromuse, Inc.*	8,200	64,616
Midway Games, Inc.*	16,500	250,635
Moldflow Corp.*	2,100	33,432
Motive, Inc.*	1,400	8,876
MRO Software, Inc.*	4,248	71,536
MSC Software Corp.*	4,000	62,880
Neoware Systems, Inc.*	2,600	43,524
NetIQ Corp.*	9,600	117,504
NetManage, Inc.*	1,000	5,030
Netopia, Inc.*	2,600	7,280
Omnicell, Inc.*	4,900	47,677
ONYX Software Corp.*	2,500	9,000
Open Solutions, Inc.*	3,100	67,642
Openwave Systems, Inc.*	13,033	234,333
OPNET Technologies, Inc.*	3,900	32,838
Opsware, Inc.*	18,700	97,053
Packeteer, Inc.*	6,100	76,555
PalmSource, Inc.*	3,168	57,182
Parametric Technology Corp.*	33,300	232,101
PDF Solutions, Inc.*	4,900	81,340
Pegasystems, Inc.*	6,800	40,732
Per-Se Technologies, Inc.*	6,300	130,158
Pervasive Software, Inc.*	4,000	16,800
Phoenix Technology Ltd.*	5,700	42,921
PLATO Learning, Inc.*	4,000	30,440
Plumtree Software, Inc.*	6,300	34,398
Portal Software, Inc.*	4,540	13,257
Progress Software Corp.*	6,500	206,505
QAD, Inc.	5,300	43,937
Quest Software, Inc.*	18,400	277,288
Raindance Communications, Inc.*	6,000	13,920
ScanSoft, Inc.*	25,470	135,755
Secure Computing Corp.*	6,100	69,235
SERENA Software, Inc.*	7,800	155,454
Simulations Plus, Inc.*	200	742
SPSS, Inc.*	1,832	43,968
SS&C Technologies, Inc.	3,600	131,904
SumTotal Systems Inc.*	2,600	12,662
SupportSoft, Inc.*	7,300	36,792
Synplicity, Inc.*	4,700	31,067
Take-Two Interactive Software, Inc.*	6,000	132,540
TeleCommunication Systems, Inc. Class A*	5,900	15,426
THQ, Inc.*	11,550	246,246
TIBCO Software, Inc.*	12,300	102,828
Tradestation Group, Inc.*	8,100	82,134
Transaction Systems Architects, Inc. Class A*	6,800	189,380
Ulticom, Inc.*	8,240	90,887
Ultimate Software Group, Inc.*	3,600	66,312
VA Software Corp.*	4,500	6,750
Verint Systems, Inc.*	5,100	208,794
Vitria Technology, Inc.*	6,038	20,107
Witness Systems, Inc.*	5,000	104,450
		7,899,339

Computers - 0.2%
Gateway, Inc.*	70,500	190,350
Merge Technologies, Inc.*	6,100	104,249
		294,599

Consumer Products - 0.9%
Blyth, Inc.	7,800	173,862
Central Garden & Pet Co.*	3,200	144,800
CNS, Inc.	1,900	49,533
Department 56, Inc.*	1,700	21,250
Fossil, Inc.*	6,975	126,875
IDEXX Laboratories, Inc.*	2,400	160,512
Jarden Corp.*	7,425	304,945
Natural Health Trends Corp.*	1,400	20,986
Playtex Products, Inc.*	11,700	128,700
Russ Berrie & Co., Inc.	4,000	56,480
Senomyx, Inc.*	4,600	78,338
Spectrum Brands, Inc.*	5,900	138,945
The Yankee Candle Co., Inc.	8,400	205,800
Tupperware Corp.	10,500	239,190
Water Pik Technologies, Inc.*	2,200	44,660
		1,894,876

Containers & Glass - 0.1%
Silgan Holdings, Inc.	6,602	219,583

8

	SHARES	VALUE
Containers-Paper/Plastic - 0.2%
Constar International, Inc.*	2,100	4,242
Graphic Packaging Corp.*	37,200	104,160
Greif, Inc. Class A	1,300	78,130
Longview Fibre Co.	9,700	189,053
Packaging Dynamics Corp.	320	4,032
Rock-Tenn Co. Class A	6,900	104,190
		483,807

Construction Materials - 0.2%
Eagle Materials, Inc.	2,100	254,877
Eagle Materials, Inc. Class B	1,100	127,270
Huttig Building Products, Inc.*	3,200	28,960
U.S. Concrete, Inc.*	5,000	38,550
		449,657

Cosmetics & Toiletries - 0.1%
CCA Industries, Inc.	510	4,590
Inter Parfums, Inc.	3,600	70,884
Parlux Fragrances, Inc.*	1,600	46,624
		122,098

Distribution/Wholesale - 1.3%
Advanced Marketing Services, Inc.	2,700	13,095
Aviall, Inc.*	6,800	229,704
Bell Microproducts, Inc.*	5,100	51,153
Brightpoint, Inc.*	4,725	90,437
Building Materials Holding Corp.	2,100	195,699
Central European Distribution Corp.*	2,650	112,863
Handleman Co.	3,700	46,731
Hughes Supply, Inc.	4,600	149,960
Industrial Distribution Group, Inc.*	1,400	12,908
InfoSonics Corp.*	100	445
Keystone Automotive Industries, Inc.*	2,200	63,382
LKQ Corp.*	3,300	99,660
Nash-Finch Co.	2,000	84,380
Navarre Corp.*	5,100	29,529
NuCo2, Inc.*	2,900	74,675
Owens & Minor, Inc.	7,100	208,385
Reliv’ International, Inc.	2,600	23,816
Rentrak Corp.*	1,900	18,050
ScanSource, Inc.*	2,300	112,102
SCP Pool Corp.	6,412	223,971
Spartan Stores, Inc.*	3,734	38,460
United Natural Foods, Inc.*	7,800	275,808
United Stationers, Inc.*	3,400	162,724
Watsco, Inc.	4,200	223,062
WESCO International, Inc.*	6,600	223,542
		2,764,541

Diversified Operations - 2.5%
Actuant Corp. Class A	5,100	238,680
Acuity Brands, Inc.	8,000	237,360
AMERCO	3,600	209,484
Ameron International Corp.	1,000	46,400
Barnes Group, Inc.	4,700	168,542
Blount International, Inc.*	9,100	160,524
Carlisle Cos., Inc.	1,200	76,284
Chemed Corp.	4,400	190,696
Cornell Corrections, Inc.*	2,700	39,717
Covanta Holding Corp.*	21,850	293,445
Digimarc Corp.*	2,400	16,272
EnPro Industries, Inc.*	3,200	107,808
ESCO Technologies, Inc.*	4,600	230,322
Esterline Technologies Corp.*	4,200	159,138
Federal Signal Corp.	9,200	157,228
Florida East Coast Industries, Inc.	5,400	244,566
Griffon Corp.*	5,250	129,150
Lancaster Colony Corp.	1,100	47,300
Lydall, Inc.*	2,900	25,897
Mathews International Corp. Class A	5,800	219,182
Myers Industries, Inc.	5,887	68,525
NACCO Industries, Inc. Class A	1,000	114,450
Odyssey Marine Exploration, Inc.*	8,100	29,889
PICO Holdings, Inc.*	2,100	73,794
Raven Industries, Inc.	2,600	76,050
Sensient Technologies Corp.	8,500	161,075
Standex International Corp.	1,700	44,761
Sturm, Ruger & Co., Inc.	4,800	44,160
Tredegar Corp.	6,600	85,866
Trinity Industries, Inc.	8,600	348,214
Universal Corp.	4,400	170,852
UNOVA, Inc.*	9,800	342,804
Vector Group Ltd.	7,475	149,574
VendingData Corp.*	1,000	2,250
Volt Information Sciences, Inc.*	2,200	44,704
Walter Industries, Inc.	6,300	308,196
World Fuel Services Corp.	4,300	139,535
Zoltek Cos., Inc.*	2,000	26,300
		5,228,994

Education - 0.5%
Corinthian Colleges, Inc.*	17,300	229,571
DeVry, Inc.*	13,400	255,270
INVESTools, Inc.*	8,500	36,125
Learning Tree International, Inc.*	2,600	34,320

9

	SHARES	VALUE
Renaissance Learning, Inc.	6,022	107,192
Strayer Education, Inc.	1,600	151,232
The Geo Group, Inc.*	2,800	74,200
The Princeton Review, Inc.*	4,900	29,449
Universal Technical Institute, Inc.*	4,700	167,367
		1,084,726

Electric Utilities - 0.3%
ALLETE, Inc.	5,300	242,793
Calpine Corp.*	13,500	34,965
Duquesne Light Holdings, Inc.	14,700	252,987
Weststar Energy, Inc.	1,400	33,782
		564,527

Electrical Equipment - 1.6%
Active Power, Inc.*	9,680	39,978
ADDvantage Technologies Group, Inc.*	700	2,723
Advanced Energy Industries, Inc.*	5,900	63,484
Advanced Power Technology, Inc.*	900	7,785
Artesyn Technologies, Inc.*	5,800	53,940
August Technology Corp.*	2,000	21,340
Avid Technology, Inc.*	4,195	173,673
Axcelis Technologies, Inc.*	18,600	97,092
C&D Technologies, Inc.	4,800	45,168
Checkpoint Systems, Inc.*	7,000	166,040
Cohu, Inc.	4,400	104,060
Credence Systems Corp.*	18,680	149,066
CyberOptics Corp.*	1,700	23,681
Distributed Energy Systems Corp.*	6,800	56,712
Fiberstars, Inc.*	700	7,273
FLIR Systems, Inc.*	8,800	260,304
Genlyte Group, Inc.*	4,400	211,552
GrafTech International Ltd.*	18,500	100,455
Helix Technology Corp.	5,000	73,750
Ibis Technology Corp.*	2,000	3,640
Input/Output, Inc.*	14,900	118,902
Intermagnetics General Corp.*	5,065	141,516
Ionatron, Inc.*	12,800	129,024
Lincoln Electric Holdings, Inc.	7,000	275,800
Littelfuse, Inc.*	3,965	111,535
LTX Corp.*	11,000	46,420
Meade Instruments Corp.*	3,300	8,778
Measurement Specialties, Inc.*	800	16,960
Paxar Corp.*	7,700	129,745
Photon Dynamics, Inc.*	2,500	47,875
Power Integrations, Inc.*	5,300	115,275
Power-One, Inc.*	16,062	88,984
Research Frontiers, Inc.*	2,600	8,060
Rogers Corp.*	2,800	108,360
SBS Technologies, Inc.*	2,800	26,964
SIPEX Corp.*	3,800	7,486
Technology Research Corp.	400	1,570
Veeco Instruments, Inc.*	5,700	91,428
Vicor Corp.	4,800	72,720
Woodhead Industries, Inc.	1,700	23,341
		3,232,459

Electronics - 5.2%
Actel Corp.*	4,500	65,070
Aeroflex, Inc.*	14,900	139,464
Aetrium, Inc.*	1,200	3,732
Alliance Semiconductor Corp.*	7,100	20,874
American Superconductor Corp.*	6,500	67,275
American Technical Ceramics Corp.*	200	2,170
Amkor Technology, Inc.*	35,300	154,614
Analogic Corp.	2,200	110,902
Anixter International, Inc.*	6,800	274,244
Apogee Technology, Inc.*	700	756
Applied Micro Circuits Corp.*	61,100	183,300
Asyst Technologies, Inc.*	9,100	42,406
Atmel Corp.*	23,800	49,028
ATMI, Inc.*	6,700	207,700
Audiovox Corp. Class A*	3,100	43,338
Bel Fuse, Inc. Class B	1,100	40,073
Belden CDT, Inc.	9,450	183,614
Benchmark Electronics, Inc.*	7,950	239,454
Brillian Corp.*	1,375	4,634
Brooks Automation, Inc.*	8,124	108,293
BTU International, Inc.*	600	5,454
Capstone Turbine Corp.*	16,100	57,155
Catalyst Semiconductor, Inc.*	2,900	14,500
CEVA, Inc.*	2,975	15,411
Cirrus Logic, Inc.*	16,200	122,958
Coherent, Inc.*	5,900	172,752
CompuDyne Corp.*	1,100	6,380
Conexant Systems, Inc.*	15,933	28,520
Cree, Inc.*	5,100	127,602
CTS Corp.	6,500	78,650
Cubic Corp.	4,500	77,040
Cymer, Inc.*	7,000	219,240
Cypress Semiconductor Corp.*	13,800	207,690
Daktronics, Inc.	3,800	91,124
Digital Theater Systems, Inc.*	2,600	43,784
DSP Group, Inc.*	5,700	146,262
Electro Scientific Industries, Inc.*	4,780	106,881
Electroglas, Inc.*	3,500	11,830

10

	SHARES	VALUE
EMCORE Corp.*	9,100	55,692
Emerson Radio Corp.*	4,300	14,792
Energy Conversion Devices, Inc.*	5,200	233,376
Entegris, Inc.*	26,574	300,286
ESS Technology, Inc.*	7,200	25,560
Exar Corp.*	7,900	110,758
Excel Technology, Inc.*	1,600	41,104
Fargo Electronics, Inc.*	1,700	29,699
FARO Technologies, Inc.*	2,000	38,980
FormFactor, Inc.*	7,100	162,022
Genesis Microchip, Inc.*	6,400	140,480
HEI, Inc.*	1,200	4,008
hi/fn, Inc.*	2,700	14,985
II-VI, Inc.*	5,500	97,570
InFocus Corp.*	6,700	23,115
Innovex, Inc.*	2,812	11,951
Integrated Device Technology, Inc.*	34,760	373,322
Integrated Silicon Solution, Inc.*	7,000	58,800
Interlink Electronics, Inc.*	2,600	13,988
inTEST Corp.*	1,700	6,817
Iteris, Inc.*	4,500	12,105
Itron, Inc.*	4,200	191,772
IXYS Corp.*	5,700	60,192
Keithley Instruments, Inc.	1,800	26,280
KEMET Corp.*	16,500	138,270
Kopin Corp.*	12,600	87,570
LaBarge, Inc.*	2,600	33,592
Lamson & Sessions Co.*	2,400	43,968
Lattice Semiconductor Corp.*	21,559	92,273
LeCroy Corp.*	1,785	26,507
Lifeline Systems, Inc.*	1,800	60,174
LogicVision, Inc.*	2,900	5,220
Lowrance Electronics, Inc.	500	12,695
LSI Industries, Inc.	3,600	68,400
MagneTek, Inc.*	4,600	15,548
Mattson Technology, Inc.*	9,800	73,598
Merix Corp.*	2,900	16,240
Methode Electronics, Inc. Class A	6,900	79,488
Micrel, Inc.*	16,200	181,926
Microsemi Corp.*	11,000	280,940
Microtune, Inc.*	9,400	58,562
Mindspeed Technologies, Inc.*	13,800	33,258
MIPS Technologies, Inc. Class A*	7,200	49,176
MKS Instruments, Inc.*	10,200	175,746
Molecular Devices Corp.*	2,370	49,509
Monolithic System Technology, Inc.*	5,500	30,085
Nanometrics, Inc.*	2,100	24,570
Newport Corp.*	8,200	114,226
Nu Horizons Electronics Corp.*	2,900	20,996
OmniVision Technologies, Inc.*	10,200	128,724
ON Semiconductor Corp.*	48,500	250,745
OSI Systems, Inc.*	2,300	36,340
Park Electrochemical Corp.	3,000	79,950
Parlex Corp.*	800	5,328
Pemstar, Inc.*	5,000	5,450
Pericom Semiconductor Corp.*	4,500	39,780
Photronics, Inc.*	7,600	147,440
Pixelworks, Inc.*	3,400	22,406
Planar Systems, Inc.*	2,779	22,843
PLX Technology, Inc.*	4,600	38,364
PMC-Sierra, Inc.*	8,000	70,480
PortalPlayer, Inc.*	500	13,715
QuickLogic Corp.*	4,500	15,840
Rambus, Inc.*	18,900	228,690
Ramtron International Corp.*	4,300	12,900
REMEC, Inc.	4,693	5,819
RF Monolithics, Inc.*	600	3,660
Richardson Electronics, Ltd.	1,700	12,852
Rudolph Technologies, Inc.*	2,300	30,981
Silicon Image, Inc.*	13,800	122,682
Silicon Laboratories, Inc.*	9,000	273,510
Skyworks Solutions, Inc.*	29,900	209,898
Sonic Solutions*	4,600	98,900
Spectrum Control, Inc.*	1,200	8,892
Staktek Holdings, Inc.*	9,200	33,304
Stoneridge, Inc.*	3,500	28,770
Supertex, Inc.*	2,000	59,980
Sypris Solutions, Inc.	2,900	31,146
Taser International, Inc.*	11,000	67,870
Technitrol, Inc.	6,700	102,644
Tessera Technologies, Inc.*	7,000	209,370
Thomas & Betts Corp.*	5,600	192,696
Three-Five Systems, Inc.*	1,500	225
Transmeta Corp.*	22,000	31,240
TranSwitch Corp.*	7,500	12,900
Trimble Navigation Ltd.*	6,900	232,461
Tripath Technology, Inc.*	2,700	1,782
TriQuint Semiconductor, Inc.*	26,400	92,928
Ultimate Electronics, Inc.*	1,600	48
Ultra Clean Holdings, Inc.*	100	598
Ultratech Stepper, Inc.*	4,600	71,714
Universal Display Corp.*	4,500	50,175
Universal Electronics, Inc.*	2,100	36,309
UQM Technologies, Inc.*	3,900	16,068

11

	SHARES	VALUE
Vishay Intertechnology, Inc.*	11,515	137,604
Vitesse Semiconductor Corp.*	36,900	69,372
Wells-Gardner Electronics Corp.	1,400	2,660
White Electronic Designs Corp.*	4,600	23,460
Zoran Corp.*	8,361	119,562
Zygo Corp.*	2,600	39,832
		10,845,272

Energy - 0.5%
Arotech Corp.*	5,000	3,700
BayCorp Holdings Ltd.*	68	932
Environmental Power Corp.*	1,200	9,540
Evergreen Solar, Inc.*	11,600	108,228
KFx, Inc.*	12,500	214,000
Plug Power, Inc.*	15,763	107,188
Quantum Fuel Systems Technologies Worldwide, Inc.*	9,100	37,310
South Jersey Industries, Inc.	5,400	157,356
Syntroleum Corp.*	10,000	145,600
Teton Energy Corp.*	1,600	11,680
Watts Industries, Inc. Class A	4,800	138,480
		934,014

Enviromental Services - 0.4%
Calgon Carbon Corp.	7,900	62,410
Duratek, Inc.*	1,900	34,732
Flanders Corp.*	4,500	54,630
Headwaters, Inc.*	7,000	261,800
Mine Safety Appliances Co.	5,200	201,240
Rollins, Inc.	13,000	253,760
		868,572

Facility Services - 0.1%
ABM Industries, Inc.	9,400	195,614

Financial Services - 2.5%
Advanta Corp. Class A	1,600	41,696
Advanta Corp. Class B	2,900	81,867
Aether Holdings, Inc.*	8,850	30,267
AmeriServ Financial, Inc.*	2,800	12,180
ASTA Funding, Inc.	2,600	78,936
Bankrate, Inc.*	3,000	82,290
Bay View Capital Corp.	560	8,579
BFC Financial Corp.*	2,000	13,960
Cash America International, Inc.	5,200	107,900
Citizens Banking Corp.	8,500	241,400
Citizens South Banking Corp.	1,200	15,180
City Holding Co.	3,600	128,736
CoBiz, Inc.	1,575	29,311
Coinstar, Inc.*	4,600	85,146
CompuCredit Corp.*	7,800	346,476
Consumer Portfolio Services, Inc.*	300	1,500
Credit Acceptance Corp.*	7,000	100,100
Delta Financial Corp.	3,200	23,360
Digital Insight Corp.*	6,900	179,814
E-Loan, Inc.*	12,136	50,850
eFunds Corp.*	8,700	163,821
Encore Capital Group, Inc.*	4,500	80,280
eSPEED, Inc. Class A*	5,500	41,690
Federal Agricultural Mortgage Corp. Class C	1,400	34,076
Financial Federal Corp.	3,000	119,400
First Albany Cos., Inc.	1,147	7,455
First Commonwealth Financial Corp.	12,600	167,958
FirstCity Financial Corp.*	2,100	25,620
Fremont General Corp.	7,700	168,091
GAMCO Investors, Inc. Class A	800	36,680
Hanmi Financial Corp.	9,400	168,730
IMPATH Bankruptcy Liquidating Trust Class A*	1,700	3,629
Interactive Data Corp.	5,000	113,250
Investment Technology Group, Inc.*	7,600	224,960
Irwin Financial Corp.	4,700	95,833
Knight Capital Group, Inc. Class A*	20,400	169,524
LaBranche & Co., Inc.*	8,500	73,865
MCG Capital Corp.	9,500	160,265
Metris Cos., Inc.*	11,100	162,393
Municipal Mortgage & Equity L.L.C.	6,800	169,796
Netbank, Inc.	1,700	14,127
Piper Jaffray Cos., Inc.*	3,100	92,566
Portfolio Recovery Associates, Inc.*	3,000	129,540
PRG-Schultz International, Inc.*	10,500	31,605
Resource America, Inc.	2,800	49,644
Sanders Morris Harris Group, Inc.	2,800	45,780
South Financial Group, Inc.	4,000	107,360
Stifel Financial Corp.*	1,466	52,629
Susquehanna Bancshares, Inc.	8,900	213,956
SWS Group, Inc.	2,434	39,918
The Washtenaw Group, Inc.*	100	62
Track Data Corp.*	1,200	3,984
UICI	8,200	295,200
United Financial Mortgage Corp.*	300	1,650

12

	SHARES	VALUE
Unizan Financial Corp.	2,600	62,946
Westwood Holdings Group, Inc.	258	4,747
WFS Financial, Inc.	2,400	161,256
World Acceptance Corp.*	3,800	96,558
		5,250,392

Food & Beverages - 1.2%
American Italian Pasta Co. Class A	2,700	28,782
American States Water Co.	2,550	85,323
Cal-Maine Foods, Inc.	4,000	25,200
Chiquita Brands International, Inc.	8,300	231,985
Corn Products International, Inc.	5,000	100,850
Cuisine Solutions, Inc.*	2,900	21,605
Flowers Foods, Inc.	11,325	308,946
Green Mountian Coffee, Inc.*	600	20,868
Hain Celestial Group, Inc.*	6,979	135,393
Imperial Sugar Co.	1,200	16,260
Interstate Bakeries Corp.	6,400	62,080
J & J Snack Foods Corp.	1,200	69,360
John B. Sanfilippo & Son, Inc.*	1,300	22,750
Lance, Inc.	4,900	85,554
M&F Worldwide Corp.*	3,300	51,315
Maui Land & Pineapple Co., Inc.*	300	9,009
MGP Ingredients, Inc.	2,400	26,880
Monterey Pasta Co.*	1,200	4,812
Panera Bread Co. Class A*	4,300	220,074
Peet’s Coffee & Tea, Inc.*	2,900	88,798
Performance Food Group Co.*	8,400	265,104
Ralcorp Holdings, Inc.	5,600	234,752
Sanderson Farms, Inc.	3,600	133,776
Scheid Vineyards, Inc. Class A*	100	645
Tasty Baking Co.	800	6,944
The Boston Beer Co., Inc. Class A*	1,400	35,000
Triarc Cos., Inc.	3,900	65,520
Triarc Cos., Inc. Class B	4,000	61,080
		2,418,665

Forest & Paper Products - 0.4%
Buckeye Technologies, Inc.*	6,400	51,968
Caraustar Industries, Inc.*	5,500	60,390
Chesapeake Corp.	3,900	71,721
Deltic Timber Corp.	1,800	82,890
P.H. Glatfelter Co.	8,400	118,356
Pope & Talbot, Inc.	2,800	28,588
Schweitzer-Mauduit International, Inc.	2,100	46,872
Universal Forest Products, Inc.	3,200	183,424
Wausau-Mosinee Paper Corp.	9,100	113,841
		758,050

Funeral Services - 0.1%
Alderwoods Group, Inc.*	100	1,638
Carriage Services, Inc.*	2,900	18,386
Service Corp. International	800	6,632
Stewart Enterprises, Inc. Class A	20,200	133,926
		160,582

Health Care - Biotechnology - 2.6%
Acacia Research-CombiMatrix*	5,028	8,346
Alexion Pharmaceuticals, Inc.*	5,800	160,544
Antigenics, Inc.*	8,700	47,154
Arena Pharmaceuticals, Inc.*	7,700	76,230
ArQule, Inc.*	6,600	51,678
AtheroGenics, Inc.*	6,700	107,401
AVANT Immunotherapeutics, Inc.*	7,100	9,230
Avigen, Inc.*	3,259	9,060
BioCryst Pharmaceuticals, Inc.*	4,700	45,966
Bioenvision, Inc.*	7,300	58,619
BioMarin Pharmaceutical, Inc.*	13,900	121,347
BioSante Pharmaceuticals, Inc.*	3,200	10,720
BioSource International, Inc.*	1,500	18,885
BioSphere Medical, Inc.*	2,500	14,200
Cambrex Corp.	5,300	100,488
CancerVax Corp.*	5,000	17,200
Cell Genesys, Inc.*	9,100	49,868
Ciphergen Biosystems, Inc.*	2,600	4,810
Conceptus, Inc.*	4,700	54,520
Corgentech, Inc.*	5,100	12,036
Cotherix, Inc.*	1,900	26,505
Cryolife, Inc.*	4,300	29,885
CuraGen Corp.*	10,500	51,975
Curis, Inc.*	9,600	44,064
CYTOGEN Corp.*	2,000	8,080
Digene Corp.*	3,100	88,350
Discovery Laboratories, Inc.*	10,772	69,479
Diversa Corp.*	7,900	45,741
Dyax Corp.*	7,200	40,248
Emisphere Technologies, Inc.*	3,700	16,650

13

	SHARES	VALUE
Encysive Pharmaceuticals, Inc.*	11,600	136,648
EntreMed, Inc.*	8,900	21,271
Enzo Biochem, Inc.	5,767	88,581
Enzon, Inc.*	4,700	31,161
Exact Sciences Corp.*	4,043	7,358
Exelixis, Inc.*	15,800	121,186
Genaissance Pharmaceuticals, Inc.*	2,300	3,197
Gene Logic, Inc.*	5,200	25,428
Genta, Inc.*	9,000	13,500
GenVec, Inc.*	10,100	20,806
Geron Corp.*	12,100	124,267
GTC Biotherapeutics, Inc.*	3,000	4,170
GTx, Inc.*	1,300	12,103
Guilford Pharmaceuticals, Inc.*	8,400	30,660
Harvard Bioscience, Inc.*	4,900	14,945
Hemispherx Biopharma, Inc.*	4,100	6,970
ICOS Corp.*	11,400	314,868
Immunomedics, Inc.*	5,500	11,110
Incyte Genomics, Inc.*	14,900	70,030
Inhibitex, Inc.*	1,700	17,306
Inovio Biomedical Corp.*	3,400	9,282
Integra LifeSciences Holdings*	5,200	198,952
InterMune, Inc.*	5,826	96,420
Introgen Therapeutics, Inc.*	5,300	27,666
Isolagen, Inc.*	5,400	8,910
Keryx Biopharmaceuticals, Inc.*	7,100	111,896
Kosan Biosciences, Inc.*	5,500	39,985
Lexicon Genetics, Inc.*	11,400	45,372
LifeCell Corp.*	5,400	116,802
Lipid Sciences, Inc.*	4,200	12,474
Martek Biosciences Corp.*	5,300	186,189
Matritech, Inc.*	3,100	1,953
Maxygen, Inc.*	6,830	56,621
Medarex, Inc.*	21,000	199,920
MicroIslet, Inc.*	7,600	16,720
Momenta Pharmaceuticals, Inc.*	700	19,404
Monogram Biosciences, Inc.*	24,020	56,447
Myriad Genetics, Inc.*	5,500	120,230
Nabi Biopharmaceuticals*	10,400	136,240
Nanogen, Inc.*	9,100	29,211
Neose Technologies, Inc.*	5,559	13,064
Northfield Laboratories, Inc.*	4,500	58,050
Novavax, Inc.*	3,900	6,825
Nuvelo, Inc.*	7,966	76,474
Orchid Cellmark, Inc.*	4,200	35,700
Oscient Pharmaceutical Corp.*	13,800	29,256
Progenics Pharmaceuticals, Inc.*	3,800	90,098
Regeneration Technologies, Inc.*	4,800	39,216
Regeneron Pharmaceuticals, Inc.*	9,700	92,053
RegeneRx Biopharmaceuticals, Inc.*	6,500	22,620
Repligen Corp.*	5,700	17,784
Sangamo BioSciences, Inc.*	4,300	18,877
Savient Pharmaceuticals, Inc.*	5,800	21,866
Seattle Genetics, Inc.*	7,555	39,664
Sequenom, Inc.*	2,500	2,400
Serologicals Corp.*	6,100	137,616
Sirna Therapeutics, Inc.*	11,300	49,720
Strategic Diagnostics, Inc.*	3,050	12,505
Tanox, Inc.*	8,500	124,525
Techne Corp.*	1,700	96,866
Telik, Inc.*	9,400	153,784
The Medicines Co.*	9,400	216,294
Third Wave Technologies, Inc.*	7,237	35,823
Threshold Pharmaceuticals, Inc.*	900	12,285
Titan Pharmaceuticals, Inc.*	4,500	7,965
Trimeris, Inc.*	3,997	61,314
Vical, Inc.*	2,600	12,792
		5,450,974

Health Care - Drugs - 3.1%
Able Laboratories, Inc.*	2,600	390
Accelrys, Inc.*	5,200	35,152
Access Pharmaceuticals, Inc.*	1,600	1,408
Acusphere, Inc.*	3,200	17,632
Adolor Corp.*	7,000	74,760
Advancis Pharmaceutical Corp.*	1,600	2,256
ADVENTRX Pharmaceuticals, Inc.*	13,200	44,880
Alkermes, Inc.*	18,000	302,400
Allos Therapeutics, Inc.*	8,300	20,252
Alpharma, Inc. Class A	7,900	196,473
Andrx Group*	13,851	213,721
Anika Therapeutics, Inc.*	2,000	23,640
AP Pharma, Inc.*	1,700	2,958
ARIAD Pharmaceuticals, Inc.*	12,100	89,903
Array BioPharma, Inc.*	6,900	49,542
Auxilium Pharmaceuticals, Inc.*	1,100	5,478
AVANIR Pharmaceuticals Class A*	21,500	66,435
AXM Pharma, Inc.*	1,300	1,677
BioScrip, Inc.*	7,380	47,970
Bradley Pharmaceuticals, Inc. Class A*	2,300	25,116
Caraco Pharmaceutical Laboratories Ltd.*	4,500	39,105

14

	SHARES	VALUE
Cell Therapeutics, Inc.*	11,600	33,176
Cellegy Pharmaceuticals, Inc.*	2,400	3,504
CollaGenex Pharmaceuticals, Inc.*	2,600	25,792
Connetics Corp.*	6,400	108,224
Corcept Therapeutics, Inc.*	2,900	14,500
Cortex Pharmaceuticals, Inc.*	6,200	14,694
Critical Therapeutics, Inc.*	4,600	43,332
Cubist Pharmaceuticals, Inc.*	10,600	228,324
CV Therapeutics, Inc.*	8,900	238,075
Dendreon Corp.*	11,300	75,823
DOV Pharmaceutical, Inc.*	4,300	73,014
Durect Corp.*	10,400	71,240
DUSA Pharmaceuticals, Inc.*	2,900	30,740
Dynavax Technologies Corp.*	4,500	30,150
Elite Pharmaceuticals, Inc. Class A*	3,900	11,622
First Horizon Pharmaceutical Corp.*	6,400	127,168
Hi-Tech Pharmacal Co., Inc.*	800	24,064
Immtech International, Inc.*	1,900	22,154
ImmunoGen, Inc.*	7,312	53,670
Impax Laboratories, Inc.*	10,500	127,365
Indevus Pharmaceuticals, Inc.*	8,500	24,480
Integrated Biopharma, Inc.*	1,100	2,266
Interpharm Holdings, Inc.*	2,000	2,720
IntraBiotics Pharmaceuticals, Inc.*	700	2,562
Isis Pharmaceuticals, Inc.*	10,400	52,520
Ista Pharmaceuticals, Inc.*	4,300	28,552
K-V Pharmaceutical Co. Class A*	6,000	106,620
K-V Pharmaceutical Co. Class B*	700	12,502
Lannett Co., Inc.*	3,650	18,834
Ligand Pharmaceuticals, Inc. Class B*	13,300	134,815
Maxim Pharmaceuticals, Inc.*	3,300	4,422
Medicis Pharmaceutical Corp. Class A	1,600	52,096
Memory Pharmaceuticals, Corp.*	3,200	8,672
Myogen, Inc.*	7,700	180,950
NeoPharm, Inc.*	4,049	50,208
Neurocrine Biosciences, Inc.*	5,900	290,221
Neurogen Corp.*	6,600	45,408
NitroMed, Inc.*	5,800	104,400
NPS Pharmaceuticals, Inc.*	6,600	66,726
Omega Protein Corp.*	3,900	29,679
Onyx Pharmaceuticals, Inc.*	6,300	157,374
OXiGENE, Inc.*	3,200	16,864
Pain Therapeutics, Inc.*	8,300	52,207
Panacos Pharmaceuticals, Inc.*	7,100	69,154
Par Pharmaceutical Cos., Inc.*	5,800	154,396
Penwest Pharmaceuticals Co.*	3,700	64,861
PetMed Express, Inc.*	4,000	41,440
Pharmacopeia Drug Discovery, Inc.*	1,800	6,444
Pharmacyclics, Inc.*	3,400	30,668
Pharmion Corp.*	5,400	117,774
POZEN, Inc.*	4,900	53,851
Priority Healthcare Corp. Class B*	6,600	183,876
Renovis, Inc.*	4,000	54,120
Rigel Pharmaceuticals, Inc.*	4,450	105,777
Santarus, Inc.*	8,400	52,164
SciClone Pharmaceuticals, Inc.*	8,700	49,068
Spectrum Pharmaceuticals, Inc.*	2,500	12,400
Star Scientific, Inc.*	13,200	44,352
Super-Gen, Inc.*	9,200	57,960
The Quigley Corp.	2,100	18,940
United Therapeutics Corp.*	4,000	279,200
Valeant Pharmaceuticals International	7,500	150,600
VaxGen, Inc.*	3,300	47,850
Vertex Pharmaceuticals, Inc.*	14,458	323,136
ViroPharma, Inc.*	10,400	216,320
VIVUS, Inc.*	8,000	28,720
Zymogenetics, Inc.*	12,200	201,300
		6,427,248

Health Care - Products - 4.3%
1-800 CONTACTS, Inc.*	2,500	46,875
Abaxis, Inc.*	2,800	36,540
Abgenix, Inc.*	17,000	215,560
ABIOMED, Inc.*	5,000	50,350
Advanced Medical Optics, Inc.*	8,560	324,852
Akorn, Inc.*	4,400	14,960
Aksys Ltd.*	6,000	12,660
Align Technology, Inc.*	11,700	78,624
American Medical Systems Holdings, Inc.*	13,800	278,070
AMICAS, Inc.*	9,000	48,600

15

	SHARES	VALUE
Arrhythmia Research Technology, Inc.	200	2,240
Arrow International, Inc.	8,489	239,390
ArthroCare Corp.*	3,400	136,748
Aspect Medical Systems, Inc.*	4,300	127,409
ATS Medical, Inc.*	5,400	19,980
AVI BioPharma, Inc.*	8,800	23,232
Bentley Pharmaceuticals, Inc.*	3,800	45,410
BioLase Technology, Inc.	3,200	22,816
Biosite Diagnostics, Inc.*	2,900	179,394
Bioveris Corp.*	1,800	10,476
Caliper Life Sciences, Inc.*	6,091	42,820
Candela Corp.*	4,100	40,262
Cantel Medical Corp.*	2,950	62,068
Cardiac Science Corp.*	1,896	20,327
CardioDynamics International Corp.*	6,000	8,100
CardioTech International, Inc.*	1,600	3,696
Cerus Corp.*	4,200	37,212
Cholestech Corp.*	2,800	28,224
Columbia Laboratories, Inc.*	7,200	27,072
Compex Technologies, Inc.*	1,782	7,698
CONMED, Corp.*	5,050	140,794
Conor Medsystems, Inc.*	300	7,050
Criticare Systems, Inc.*	2,100	10,710
Cyberonics, Inc.*	4,700	140,248
Cypress Bioscience, Inc.*	5,500	29,755
Datascope Corp.	2,400	74,448
DepoMed, Inc.*	7,900	51,192
Diagnostic Products Corp.	5,300	279,469
Digital Angel Corp.*	7,500	23,325
DJ Orthopedics, Inc.*	3,800	109,972
Encore Medical Corp.*	9,400	44,180
Endocare, Inc.*	2,000	6,500
Endologix, Inc.*	6,100	30,988
Enpath Medical, Inc.*	400	3,160
EPIX Medical, Inc.*	4,700	36,190
Haemonetics Corp.*	6,100	289,933
Hanger Orthopedic Group, Inc.*	4,000	30,800
HealthTronics, Inc.*	6,400	63,744
Hollis-Eden Pharmaceuticals, Inc.*	3,500	22,365
Human Genome Sciences, Inc.*	22,400	304,416
I Trax, Inc.*	2,000	2,600
I-Flow Corp.*	4,297	58,912
ICU Medical, Inc.*	1,950	56,082
Illumina, Inc.*	7,300	93,513
Immucor, Inc.*	9,068	248,826
Immunicon Corp.*	4,200	16,506
Implant Sciences Corp.*	2,000	11,280
Inspire Pharmaceuticals, Inc.*	8,000	60,800
IntraLase Corp.*	700	10,297
Invacare Corp.	5,500	229,185
IOMED, Inc.*	700	1,729
IVAX Diagnostics, Inc.*	3,700	14,319
Kensey Nash Corp.*	1,700	52,122
Landauer, Inc.	1,300	63,700
Laserscope*	3,600	101,448
Lifecore Biomedical, Inc.*	1,800	21,762
Luminex Corp.*	6,000	60,240
Matrixx Initiatives, Inc.*	1,400	19,908
Medical Action Industries, Inc.*	1,900	32,604
Memry Corp.*	5,400	11,340
Mentor Corp.	5,900	324,559
Meridian Bioscience, Inc.	4,500	93,150
Merit Medical Systems, Inc.*	4,444	78,837
MGI Pharma, Inc.*	7,000	163,170
Micro Therapeutics, Inc.*	9,153	51,165
Microtek Medical Holdings, Inc.*	8,200	30,422
Milestone Scientific, Inc.*	500	995
Misonix, Inc.*	600	4,314
Nastech Pharmaceutical Co., Inc.*	3,900	55,146
Natus Medical, Inc.*	2,900	35,293
Nektar Therapeutics*	16,100	272,895
NMT Medical, Inc.*	2,100	23,142
North American Scientific, Inc.*	2,600	6,838
Noven Pharmaceuticals, Inc.*	3,700	51,800
Nutraceutical International Corp.*	1,300	18,486
NuVasive, Inc.*	4,100	76,834
OraSure Technologies, Inc.*	8,500	80,155
OrthoLogic Corp.*	7,200	27,576
Osteotech, Inc.*	3,100	17,763
Palomar Medical Technologies, Inc.*	2,400	62,952
Perrigo Co.	17,800	254,718
PhotoMedex, Inc.*	9,200	19,136
PolyMedica Corp.	4,900	171,206
Possis Medical, Inc.*	2,700	29,592
PSS World Medical, Inc.*	12,400	165,416
QuadraMed Corp.*	2,300	4,186
Quidel Corp.*	6,100	57,706
Rita Medical Systems, Inc.*	7,000	24,920
SeraCare Life Sciences, Inc.*	2,600	46,176
Sonic Innovations, Inc.*	4,000	17,696
SONUS Pharmaceuticals, Inc.*	3,600	15,300

16

	SHARES	VALUE
SRI/Surgical Express, Inc.*	200	1,264
STAAR Surgical Co.*	4,280	23,583
Sybron Dental Specialties, Inc.*	5,800	241,164
Symmetry Medical, Inc.*	800	18,960
Synovis Life Technologies, Inc.*	1,300	13,975
The Spectranetics Corp.*	4,400	41,404
Theragenics Corp.*	5,300	15,635
Thoratec Corp.*	9,402	166,979
TriPath Imaging, Inc.*	7,300	51,538
Urologix, Inc.*	2,600	11,024
USANA Health Sciences, Inc.*	3,400	162,180
Vascular Solutions, Inc.*	2,500	24,750
Ventana Medical Systems, Inc.*	6,000	228,420
Viasys Healthcare, Inc.*	5,600	139,944
Vital Signs, Inc.	1,900	87,571
West Pharmaceutical Services, Inc.	5,500	163,185
Wright Medical Group, Inc.*	6,000	148,080
Zila, Inc.*	7,800	27,222
Zoll Medical Corp.*	1,400	36,750
		8,943,249

Health Care - Services - 3.1%
Air Methods Corp.*	2,000	22,640
Albany Molecular Research, Inc.*	5,700	69,426
Alliance Imaging, Inc.*	9,400	80,370
Allied Healthcare International, Inc.*	9,000	50,850
Allscripts Heathcare Solutions, Inc.*	7,000	126,140
Amedisys, Inc.*	2,200	85,800
America Service Group, Inc.*	2,000	33,180
American Healthways, Inc.*	5,900	250,160
American Retirement Corp.*	5,600	105,448
AmSurg Corp.*	5,450	149,112
Angelica Corp.	1,100	19,635
Beverly Enterprises, Inc.*	19,400	237,650
Bio-Imaging Technologies, Inc.*	2,000	6,120
Bio-Reference Laboratories, Inc.*	2,300	39,767
Capital Senior Living Corp.*	5,200	43,420
Celera Genomics Group - Applera Corp.*	13,101	158,915
Centene Corp.*	8,100	202,743
Curative Health Services, Inc.*	1,300	1,261
Discovery Partners International*	5,000	16,100
Dynacq Healthcare, Inc.*	1,300	5,798
Five Star Quality Care, Inc.*	2,100	14,490
Genesis HealthCare Corp.*	3,100	124,992
Gentiva Health Services, Inc.*	4,000	72,480
HMS Holdings Corp.*	3,800	26,334
Hooper Holmes, Inc.	12,400	48,732
IDX Systems Corp.*	5,500	237,490
Kendle International, Inc.*	2,300	64,722
Kindred Healthcare, Inc.*	6,600	196,680
LabOne, Inc.*	2,600	113,100
LCA-Vision, Inc.	3,000	111,360
Magellan Health Services, Inc.*	5,300	186,295
Matria Healthcare, Inc.*	3,293	124,311
MedCath Corp.*	3,500	83,125
Medco Health Solutions, Inc.*	2,136	117,117
Medical Staffing Network Holdings, Inc.*	5,100	29,937
MedQuist, Inc.*	4,200	52,710
Metropolitan Health Networks, Inc.*	9,300	24,738
Molina Healthcare, Inc.*	4,700	117,453
National Medical Health Card Systems, Inc.*	907	25,069
NDCHealth Corp.	6,100	115,412
NovaMed Eyecare, Inc.*	3,600	24,626
OCA, Inc.*	8,100	12,150
Odyssey Healthcare, Inc.*	5,850	99,275
Option Care, Inc.	6,075	88,938
PainCare Holdings, Inc.*	9,300	34,875
PAREXEL International Corp.*	4,200	84,378
Pediatric Services of America, Inc.*	500	6,995
Pediatrix Medical Group, Inc.*	2,800	215,096
Psychiatric Solutions, Inc.*	4,800	260,304
Quality Systems, Inc.	2,000	138,180
Radiation Therapy Services, Inc.*	4,100	130,626
Radiologix, Inc.*	3,500	12,810
RehabCare Group, Inc.*	2,500	51,300
Res-Care, Inc.*	2,400	36,936
SFBC International, Inc.*	3,450	153,146
Sierra Health Services, Inc.*	3,800	261,706
Specialty Laboratories, Inc.*	4,200	55,566
STERIS Corp.	1,300	30,927
Sun Healthcare Group, Inc.*	2,500	18,400
Sunrise Assisted Living, Inc.*	3,300	220,242
Symbion, Inc.*	3,800	98,306
The TriZetto Group, Inc.*	8,000	112,960

17

	SHARES	VALUE
U.S. Physical Therapy, Inc.*	1,800	32,688
United Surgical Partners International, Inc.*	7,650	299,191
VCA Antech, Inc.*	10,600	270,512
VistaCare, Inc. ClassA*	2,600	37,622
		6,378,837

Household Products - 0.3%
American Woodmark Corp.	2,700	90,720
Applica, Inc.*	2,800	4,676
Bassett Furniture Industries, Inc.	1,500	27,930
Craftmade International, Inc.	400	7,188
Enesco Group, Inc.*	1,500	2,445
Ethan Allen Interiors, Inc.	6,400	200,640
Furniture Brands International, Inc.	10,100	182,103
Kimball International, Inc. Class B	3,800	45,942
Libbey, Inc.	1,800	27,360
Lifetime Brands, Inc.	1,200	32,208
Oneida Ltd.*	1,500	2,970
Quaker Fabric Corp.	2,400	6,648
Restoration Hardware, Inc.*	6,300	39,816
Salton, Inc.*	1,900	6,251
		676,897

Instruments - Scientific - 0.8%
Advanced Neuromodulation Systems, Inc.*	3,400	161,364
Bruker BioSciences Corp.*	17,038	74,626
Cepheid, Inc.*	7,600	56,164
FEI Co.*	5,700	109,725
Greatbatch, Inc.*	3,400	93,296
Intuitive Surgical, Inc.*	5,700	417,753
IRIS International, Inc.*	2,600	47,944
Kyphon, Inc.*	7,400	325,156
Metrologic Instruments, Inc.*	4,200	76,398
Microvision, Inc.*	4,130	24,367
Neogen Corp.*	1,200	21,600
Occulogix, Inc.*	300	1,917
SurModics, Inc.*	2,600	100,594
Therma-Wave, Inc.*	6,500	11,635
Vital Images, Inc.*	2,000	44,520
X-Rite, Inc.	3,800	47,120
		1,614,179

Insurance - 2.7%
21st Century Insurance Group	15,400	245,630
Alfa Corp.	15,195	253,453
Allmerica Financial Corp.*	5,000	205,700
American Physicians Capital, Inc.*	1,300	63,869
AmerUs Group Co.	1,600	91,792
Argonaut Group, Inc.*	5,600	151,256
Baldwin & Lyons, Inc. Class B	1,300	32,539
Bristol West Holdings, Inc.	5,400	98,550
Capital Title Group, Inc.	4,200	31,080
Ceres Group, Inc.*	6,900	38,847
Citizens, Inc. Class A	7,158	45,954
CNA Surety Corp.*	8,200	116,604
Crawford & Co. Class A	800	6,080
Crawford & Co. Class B	1,300	10,179
Delphi Financial Group, Inc. Class A	4,750	222,300
Donegal Group, Inc. Class A	2,766	60,022
FBL Financial Group, Inc. Class A	4,500	134,775
Financial Industries Corp.*	900	6,885
First Acceptance Corp.*	8,500	85,935
FPIC Insurance Group, Inc.*	1,400	50,386
Harleysville Group, Inc.	5,800	139,200
HealthExtras, Inc.*	6,500	138,970
Hilb, Rogal & Hamilton Co.	6,800	253,776
Horace Mann Educators Corp.	7,300	144,394
Infinity Property & Casualty Corp.	3,200	112,288
LandAmerica Financial Group, Inc.	2,800	181,020
Meadowbrook Insurance Group, Inc.*	5,200	29,120
Ohio Casualty Corp.	6,300	170,856
Penn Treaty American Corp.*	2,050	18,511
Philadelphia Consolidated Holding Corp.*	2,900	246,210
PMA Capital Corp. Class A*	6,100	53,558
Presidential Life Corp.	5,600	100,800
ProAssurance Corp.*	5,300	247,351
ProCentury Corp.	2,400	24,576
RLI Corp.	4,600	212,796
RTW, Inc.*	650	7,410
SCPIE Holdings, Inc.*	200	2,860
Seabright Insurance Holdings*	400	5,176
Selective Insurance Group, Inc.	5,400	264,060
State Auto Financial Corp.	7,600	240,464
Stewart Information Services Corp.	2,900	148,480
The Commerce Group, Inc.	1,400	81,228
The Navigators Group, Inc.*	1,700	63,444

18

	SHARES	VALUE
The Phoenix Companies, Inc.	18,100	220,820
Triad Guaranty, Inc.*	2,200	86,284
United America Indemnity Ltd.*	1,396	25,617
United Fire & Casualty Co.	4,200	189,462
Universal American Financial Corp.*	10,400	236,496
Vesta Insurance Group, Inc.	6,900	14,007
Zenith National Insurance Corp.	500	31,345
		5,642,415

Internet Services - 3.0%
1-800-FLOWERS.COM, Inc. Class A*	4,700	32,947
3Com Corp.*	58,100	237,048
Access Integrated Technologies, Inc. Class A*	1,600	16,048
Alloy Online, Inc.*	4,300	20,812
Answerthink, Inc.*	8,100	31,590
Ariba, Inc.*	13,250	75,525
Autobytel, Inc.*	6,300	31,563
Blue Coat Systems, Inc.*	2,200	95,656
BroadVision, Inc.*	3,000	2,460
CACI International, Inc. Class A*	4,400	266,640
CGI Holding Corp.*	4,900	8,330
CMGI, Inc.*	9,100	15,197
CNET Networks, Inc.*	20,100	272,757
Cogent Communications Group, Inc.*	6,500	31,720
Corillian Corp.*	7,000	22,400
CyberSource Corp.*	6,600	43,428
Digital River, Inc.*	6,100	212,585
Drugstore.com, Inc.*	18,500	68,450
Earthlink, Inc.*	26,500	283,550
eCollege.Com*	3,700	54,982
Entrust Technologies, Inc.*	11,800	66,080
Equinix, Inc.*	4,500	187,425
Expedia, Inc.*	3,863	76,526
F5 Networks, Inc.*	6,200	269,514
Globix Corp.*	1,100	2,167
GoRemote Internet Communications, Inc.*	1,900	2,470
GSI Commerce, Inc.*	7,500	149,250
Harris Interactive, Inc.*	11,700	49,959
Hollywood Media Corp.*	5,100	21,522
IAC/InterActiveCorp*	3,863	97,927
iGATE Capital Corp.*	8,440	30,637
Interland, Inc.*	2,600	7,277
Intermix Media, Inc.*	5,800	69,368
Internet Capital Group, Inc.*	2,000	17,620
iVillage, Inc.*	13,000	94,380
j2 Global Communications, Inc.*	4,200	169,764
Jupitermedia Corp.*	6,500	115,115
Lionbridge Technologies, Inc.*	9,100	61,425
MIVA, Inc.*	5,400	32,562
Neoforma, Inc.*	3,326	28,371
Net2Phone, Inc.*	7,600	13,300
Netflix, Inc.*	9,600	249,504
NetRatings, Inc.*	6,900	105,018
Network Engines, Inc.*	3,400	4,862
NIC, Inc.*	11,300	74,015
Overstock.com, Inc.*	3,500	134,225
PC-Tel, Inc.*	3,500	32,900
Perficient, Inc.*	3,600	29,772
Priceline.com, Inc.*	7,000	135,240
Provide Commerce*	2,000	48,540
Quovadx, Inc.*	2,000	6,060
Real Networks, Inc.*	32,500	185,575
Redback Networks, Inc.*	10,300	102,176
Register.com, Inc.*	4,400	34,100
RSA Security, Inc.*	13,500	171,585
S1 Corp.*	13,300	52,003
SafeNet, Inc.*	3,872	140,592
Selectica, Inc.*	3,600	11,556
SonicWALL, Inc.*	12,200	77,470
Stamps.com, Inc.*	3,650	62,817
Stellent, Inc.*	4,600	39,422
TheStreet.com, Inc.*	4,500	18,810
Travelzoo, Inc.*	3,100	68,789
Tumbleweed Communications Corp.*	8,900	37,825
United Online, Inc.	11,650	161,352
ValueClick, Inc.*	14,900	254,641
Varsity Group, Inc.*	3,000	14,975
Vignette, Corp.*	5,610	89,255
WatchGuard Technologies, Inc.*	5,700	24,453
WebEx Communications, Inc.*	8,000	196,080
webMethods, Inc.*	9,600	67,872
Websense, Inc.*	4,200	215,082
WebSideStory, Inc.*	800	14,176
ZixIt Corp.*	5,500	11,000
		6,258,089

Leisure - 1.5%
Aldila, Inc.	1,000	24,250
Alliance Gaming Corp.*	9,700	105,245
Ambassadors Group, Inc.	4,000	89,200
Ameristar Casinos, Inc.	11,100	231,324
Argosy Gaming Co.*	4,700	220,853
Atari, Inc.*	23,000	33,120
Aztar Corp.*	6,300	194,103
Bally Total Fitness Holding Corp.*	6,500	29,055
Bluegreen Corp.*	5,500	97,075
Carmike Cinemas, Inc.	1,800	41,292
Choice Hotels International, Inc.	4,100	265,024
Churchill Downs, Inc.	1,000	35,320

19

	SHARES	VALUE
Dover Downs Gaming & Entertainment, Inc.	1,800	24,480
Dover Motorsports, Inc.	2,500	17,100
GameTech International, Inc.	400	1,564
Gaming Partners International Corp.*	1,300	20,748
Gaylord Entertainment Co.*	4,322	205,943
ILX Resorts, Inc.	200	1,789
Interstate Hotels & Resorts, Inc.*	3,100	14,415
Isle of Capri Casinos, Inc.*	6,400	136,832
Jameson Inns, Inc.*	10,900	22,454
K2, Inc.*	9,000	102,600
Lakes Entertainment, Inc.*	3,600	36,180
Magna Entertainment Corp. Class A*	2,000	13,320
Mikohn Gaming Corp.*	3,900	51,831
MTR Gaming Group, Inc.*	5,200	41,652
Multimedia Games, Inc.*	5,200	50,492
Nevada Gold & Casinos, Inc.*	2,000	22,520
Pinnacle Entertainment, Inc.*	7,000	128,310
Shuffle Master, Inc.*	6,262	165,505
Six Flags, Inc.*	16,800	120,792
Speedway Motorsports, Inc	3,400	123,522
Sunterra Corp.*	3,100	40,703
The Marcus Corp.	3,500	70,140
Topps Co., Inc.	7,300	59,933
Vail Resorts, Inc.*	6,000	172,500
WMS Industries, Inc.*	5,500	154,715
		3,165,901

Machinery - 2.4%
A.O. Smith Corp.	3,400	96,900
Alamo Group, Inc.	1,000	19,820
Albany International Corp. Class A	5,300	195,411
Applied Industrial Technologies, Inc.	5,950	213,486
Astec Industries, Inc.*	4,000	113,560
Baldor Electric Co.	5,900	149,565
CARBO Ceramics, Inc.	4,050	267,259
Cascade Corp.	1,700	82,790
Cherokee International Corp.*	3,500	12,250
Columbus McKinnon Corp.*	2,800	66,248
Dril-Quip, Inc.*	3,500	168,000
Flow International Corp.*	6,400	49,408
Flowserve Corp.*	7,700	279,895
FSI International, Inc.*	4,800	20,208
Gardner Denver, Inc.*	4,800	214,080
Gehl Co.*	2,200	61,314
Gerber Scientific, Inc.*	4,000	31,360
Global Power Equipment Group, Inc.*	8,000	57,040
Gulf Islands Fabrication, Inc.	1,600	46,000
IDEX Corp.	3,900	165,945
Intevac, Inc.*	3,883	40,034
JLG Industries, Inc.	9,200	336,628
Kadant, Inc.*	1,800	36,108
Kennametal, Inc.	1,200	58,848
Kulicke and Soffa Industries, Inc.*	9,800	71,050
Lindsay Manufacturing Co.	1,500	33,015
Lone Star Technologies, Inc.*	5,200	289,068
Lufkin Industries, Inc.	1,900	82,745
Milacron, Inc.*	7,986	14,215
Powell Industries, Inc.*	1,200	26,268
Presstek, Inc.*	6,300	81,774
Regal-Beloit Corp.	4,900	158,956
Robbins & Myers, Inc.	2,200	49,456
Rofin-Sinar Technologies, Inc.*	2,600	98,774
SatCon Technology Corp.*	1,500	3,105
Sauer, Inc.	2,700	54,000
Semitool, Inc.*	5,200	41,340
Stewart & Stevenson Services, Inc.	4,600	109,710
Tecumseh Products Co. Class A	2,100	45,192
Tennant Co.	1,200	49,176
Terex Corp.*	4,400	217,492
The Manitowoc Co., Inc.	5,000	251,250
The Middleby Corp.	1,500	108,750
TurboChef Technologies, Inc.*	4,800	74,832
Universal Compression Holdings, Inc.*	5,700	226,689
Woodward Governor Co.	1,800	153,090
		5,022,104

Manufacturing - 1.6%
Applied Films Corp.*	2,600	54,600
AptarGroup, Inc.	1,800	89,658
Briggs & Stratton Corp.	5,200	179,868
Charles & Colvard Ltd.	2,310	57,658
CLARCOR, Inc.	10,300	295,816
Cognex Corp.	8,800	264,616
Cycle Country Accessories Corp.*	500	1,445
EFJ, Inc.*	2,600	26,754
Encore Wire Corp.*	4,400	71,544
Fedders Corp.	6,600	14,124
Foamex International, Inc.*	2,900	130
Hologic, Inc.*	3,500	202,125
Jacuzzi Brands, Inc.*	14,600	117,676
JAKKS Pacific, Inc.*	4,200	68,166
Lennox International, Inc.	11,100	304,251
Nanophase Technologies Corp.*	3,200	18,560
Nordson Corp.	6,900	262,407

20

	SHARES	VALUE
Quanex Corp.	4,750	314,545
Quixote Corp.	900	19,251
Smith & Wesson Holding Corp.*	5,400	30,348
SonoSite, Inc.*	2,400	71,232
Steinway Musical Instruments, Inc.*	900	23,715
Sun Hydraulics Corp.	2,100	51,030
Superior Essex, Inc.*	3,284	59,145
The Brink’s Co.	6,000	246,360
TTM Technologies, Inc.*	7,400	52,910
Varian, Inc.*	6,300	216,216
Wabtec Corp.	8,300	226,424
		3,340,574

Metals & Mining - 1.5%
Aleris International, Inc.*	5,811	159,512
AMCOL International Corp.	5,900	112,513
Brush Engineered Materials, Inc.*	3,800	60,344
Century Aluminum Co.*	6,400	143,872
CIRCOR International, Inc.	2,300	63,135
Cleveland-Cliffs, Inc.	3,600	313,596
Coeur d’Alene Mines Corp.*	48,000	203,040
Commercial Metals Co.	8,200	276,668
Compass Minerals International, Inc.	6,300	144,900
Generale Cable Corp.*	7,500	126,000
Gibraltar Industries, Inc.	5,000	114,350
Hecla Mining Co.*	22,500	98,550
Kaydon Corp.	5,100	144,891
Liquidmetal Technologies, Inc.*	500	875
Metal Management, Inc.	4,300	109,005
Metals USA, Inc.*	3,000	61,380
Mines Management, Inc.*	2,000	12,120
Mueller Industries, Inc.	6,600	183,282
NN, Inc.	2,700	32,373
Royal Gold, Inc.	3,100	83,297
RTI International Metals, Inc.*	4,200	165,270
Stillwater Mining Co.*	16,300	149,145
Titanium Metals Corp.*	5,200	205,712
USEC, Inc.	15,500	172,980
Westmoreland Coal Co.	1,000	27,660
Wolverine Tube, Inc.*	2,500	18,750
		3,183,220

Multimedia - 0.5%
Blockbuster, Inc. Class A	6,600	31,350
Emmis Communications Corp. Class A*	9,900	218,691
Image Entertainment, Inc.*	3,800	15,922
LodgeNet Entertainment Corp.*	3,100	45,663
Macrovision Corp.*	9,600	183,360
Martha Stewart Living Omnimedia, Inc. Class A*	4,500	112,590
Media General, Inc. Class A	4,500	261,045
Pegasus Communications Corp.*	1,000	3,290
The Liberty Corp.	3,100	145,359
Young Broadcasting, Inc. Class A*	2,700	9,423
		1,026,693

Office Equipment - 0.2%
Global Imaging Systems, Inc.*	4,200	143,010
IKON Office Solutions, Inc.	26,700	266,466
Marlin Business Services, Inc.*	1,600	36,864
		446,340

Office Furnishings & Supplies - 0.2%
Aaron Rents, Inc.	7,400	156,510
Ennis Business Forms, Inc.	4,800	80,640
Interface, Inc.*	8,677	71,672
Standard Register Co.	4,600	68,770
		377,592

Oil & Gas - 6.0%
Abraxas Petroleum Corp.*	8,400	66,612
Allis-Chalmers Energy, Inc.*	900	10,656
American Oil & Gas, Inc.*	6,800	48,960
Aquila, Inc.*	70,900	280,764
Atlas America, Inc.*	3,262	159,349
Atmos Energy Corp.	500	14,125
ATP Oil & Gas Corp.*	4,900	160,916
Atwood Oceanics, Inc.*	2,600	218,946
Berry Petroleum Co. Class A	3,800	253,422
Brigham Exploration Co.*	7,600	97,660
Cabot Oil & Gas Corp. Class A	6,300	318,213
Cal Dive International, Inc.*	5,700	361,437
Callon Petroleum Co.*	3,200	66,976
Carrizo Oil & Gas, Inc.*	4,600	134,780
Cheniere Energy, Inc.*	6,400	264,704
Cimarex Energy Co.*	6,503	294,781
Clayton Williams Energy, Inc.*	2,100	90,720
Comstock Resources, Inc.*	7,700	252,637
Contango Oil & Gas Co.*	2,500	30,100
Delta Natural Gas, Inc.	200	5,332
Delta Petroleum Corp.*	7,800	162,240
Edge Petroleum Corp.*	3,100	81,809
Encore Aquisition Co.*	8,850	343,823

21

	SHARES	VALUE
Endeavor International Corp.*	14,800	74,000
Energy Partners Ltd.*	6,800	212,296
Energy West, Inc.*	200	2,302
EnergySouth, Inc.	900	24,831
ENGlobal Corp.*	4,500	36,405
Frontier Oil Corp.	9,200	408,020
Gasco Energy, Inc.*	13,600	90,440
Giant Industries, Inc.*	2,600	152,204
Goodrich Petroleum Corp.*	4,500	105,615
Grey Wolf, Inc.*	36,300	306,009
Hanover Compressor Co.*	16,500	228,690
Harvest Natural Resources, Inc.*	6,800	72,964
Holly Corp.	5,400	345,492
Houston Exploration Co.*	2,700	181,575
Hydril Co.*	3,100	212,784
Infinity, Inc.*	2,300	18,745
KCS Energy, Inc.*	9,500	261,535
Key Energy Services, Inc.*	14,400	212,400
Matrix Service Co.*	3,700	29,785
McMoRan Exploration Co.*	4,600	89,424
Mitcham Industries, Inc.*	800	9,120
NATCO Group, Inc. Class A*	2,200	55,704
Natural Gas Services Group*	1,000	35,230
New Jersey Resources Corp.	5,250	241,395
Newpark Resources, Inc.*	16,600	139,772
Oceaneering International, Inc.*	4,300	229,663
Oil States International, Inc.*	8,900	323,159
OMNI Energy Services Corp.*	2,800	11,088
Parallel Petroleum Corp.*	5,600	78,400
Parker Drilling Co.*	18,200	168,714
Penn Virginia Corp.	3,100	178,901
Petrohawk Energy Corp.*	13,281	191,379
Petroleum Development Corp.*	2,800	107,352
Piedmont Natural Gas Co., Inc.	2,600	65,442
Remington Oil & Gas Corp.*	4,700	195,050
RGC Resources, Inc.	200	5,346
RPC, Inc.	8,200	211,232
SEACOR SMIT, Inc.*	3,273	237,554
SEMCO Energy, Inc.	5,500	36,245
Spinnaker Exploration Co.*	6,500	420,485
St. Mary Land & Exploration Co.	16,200	592,920
Stone Energy Corp.*	4,537	276,938
Superior Energy Services, Inc.*	13,100	302,479
Swift Energy Co.*	4,800	219,600
The Meridian Resource Corp.*	15,600	65,052
Transmeridian Exploration, Inc.*	15,200	63,080
TransMontaigne, Inc.*	9,500	75,905
Tri-Valley Corp.*	3,600	35,820
Unit Corp.*	4,800	265,344
VAALCO Energy, Inc.*	10,100	40,804
Vintage Petroleum, Inc.	9,700	442,902
W-H Energy Services, Inc.*	4,700	152,374
Whiting Petroleum Corp.*	4,800	210,432
		12,469,359

Paper & Related Products - 0.2%
American Greetings Corp. Class A	3,600	98,640
Potlatch Corp.	4,400	229,328
		327,968

Personal Care - 0.3%
Chattem, Inc.*	3,400	120,700
Elizabeth Arden, Inc.*	5,100	110,058
Nature’s Sunshine Products, Inc.	2,700	62,748
Nu Skin Enterprises, Inc. Class A	9,000	171,450
Revlon, Inc. Class A*	64,400	207,368
		672,324

Photo Equipment & Supplies - 0.1%
American Science & Engineering, Inc.*	800	52,472
Concord Camera Corp.*	2,700	3,699
Lexar Media, Inc.*	15,100	96,640
		152,811

Publishing - 0.5%
Cadmus Communications Corp.	1,000	21,000
Hollinger International, Inc. Class A	14,400	141,120
Journal Register Co.	7,600	122,968
Playboy Enterprises, Inc. Class B*	4,900	69,090
PRIMEDIA, Inc.*	49,800	203,682
ProQuest Co.*	5,100	184,620
Scholastic Corp.*	7,300	269,808
Thomas Nelson, Inc.	1,800	33,768
		1,046,056

Real Estate - 0.4%
Avatar Holdings, Inc.*	500	29,620
California Coastal Communities, Inc.*	200	7,044
Corrections Corp. of America*	5,700	226,290
HomeStore.com, Inc.*	28,000	121,800
Jones Lang LaSalle, Inc.	5,500	253,330
Lodgian, Inc.*	4,700	48,175
Trammell Crow Co.*	6,100	150,548
		836,807

22

	SHARES	VALUE
Restaurants - 1.3%
AFC Enterprises, Inc.	5,600	64,624
Applebee’s International, Inc.	2,475	51,208
BJ’s Restaurants, Inc.*	3,800	77,634
Bob Evans Farms, Inc.	6,400	145,344
Buca, Inc.*	3,200	19,424
California Pizza Kitchen, Inc.*	3,900	114,036
CBRL Group, Inc.	1,200	40,392
CEC Entertainment, Inc.*	6,650	211,204
Champps Entertainment, Inc.*	2,200	15,224
Checkers Drive-In Restaurants, Inc.*	1,700	25,976
CKE Restaurants, Inc.	11,300	148,934
Dave & Buster’s, Inc.*	1,400	18,690
Famous Dave’s of America, Inc.*	1,145	13,648
Fox & Hound Restaurant Group*	1,900	19,342
IHOP Corp.	3,200	130,368
Jack in the Box, Inc.*	6,800	203,388
Krispy Kreme Doughnuts, Inc.*	11,700	73,242
Landry’s Seafood Restaurants, Inc.	4,400	128,920
Lone Star Steakhouse & Saloon, Inc.	3,300	85,800
Luby’s, Inc.*	4,100	53,546
Main Street Restaurant Group, Inc.*	2,300	12,650
O’ Charley’s, Inc.*	4,200	60,102
P.F. Chang’s China Bistro, Inc.*	4,100	183,803
Papa John’s International, Inc.*	2,800	140,336
RARE Hospitality International, Inc.*	6,109	157,001
Red Robin Gourmet Burgers, Inc.*	2,300	105,432
Rubio’s Restaurants, Inc.*	1,700	15,793
Ruby Tuesday, Inc.	1,700	36,992
Ryan’s Restaurant Group, Inc.*	7,600	88,692
Sonic Corp.*	7,650	209,228
The Steak n Shake Co.*	5,300	96,195
		2,747,168

Retail - Food - 0.4%
Calavo Growers, Inc.	1,000	10,250
Ingles Markets, Inc.	1,400	22,120
Pathmark Stores, Inc.*	9,500	107,065
Ruddick Corp.	8,500	195,925
Smart & Final, Inc.*	5,600	72,464
The Great Atlantic & Pacific Tea Co., Inc.*	7,600	215,536
Weis Markets, Inc.	4,200	168,042
Wild Oats Markets, Inc.*	5,400	69,444
		860,846

Retail - General - 0.8%
99 Cents Only Stores*	12,500	115,625
Big Lots, Inc.*	21,800	239,582
Casey’s General Stores, Inc.	10,074	233,717
Duckwall-ALCO Stores, Inc.*	200	4,632
Electronics Boutique Holdings Corp.*	4,300	270,212
Fred’s, Inc.	6,687	83,654
Kirklands, Inc.*	3,500	26,635
Longs Drug Stores Corp.	6,000	257,340
PriceSmart, Inc.*	3,950	33,575
RedEnvelope, Inc.*	1,100	11,374
ShopKo Stores, Inc.*	4,400	112,288
The Pantry, Inc.*	4,100	153,217
		1,541,851

Retail - Specialty - 4.0%
A.C. Moore Arts & Crafts, Inc.*	4,000	76,720
Action Performance Cos., Inc.	3,200	40,000
Aeropostale, Inc.*	7,350	156,187
America’s Car-Mart, Inc.*	1,350	24,219
AMS Health Sciences, Inc.*	500	855
AnnTaylor Stores Corp.*	4,275	113,501
Blair Corp.	302	11,141
Books-A-Million, Inc.	2,300	20,700
Brookstone, Inc.*	2,950	58,823
Burlington Coat Factory Warehouse Corp.	8,300	315,732
Cache, Inc.*	2,800	42,644
Callaway Golf Co.	14,500	218,805
Casual Male Retail Group, Inc.*	6,200	42,656
Charlotte Russe Holding, Inc.*	4,400	58,608
Children’s Place Retail Stores, Inc.*	4,800	171,072
Christopher & Banks Corp.	6,437	89,281
Coldwater Creek, Inc.*	10,968	276,613
Collegiate Pacific, Inc.	1,800	20,916
Conn’s, Inc.*	4,400	121,968
Copart, Inc.*	8,050	192,153
Cost Plus, Inc.*	3,697	67,101
Deb Shops, Inc.	1,900	41,306
Design Within Reach, Inc.*	2,300	20,769
eCOST.com, Inc.*	1,448	2,606
Finlay Enterprises, Inc.*	1,200	10,860

23

	SHARES	VALUE
First Cash Financial Services, Inc.*	2,250	59,220
Footstar, Inc.*	1,400	8,050
Friedman’s, Inc. Class A*	1,600	72
GameStop Corp.*	3,100	97,557
Gander Mountain Co.*	2,600	23,374
Genesco, Inc.*	3,500	130,340
Goody’s Family Clothing, Inc.	5,600	42,392
Greg Manning Auctions, Inc.	4,900	81,585
Group 1 Automotive, Inc.*	3,700	102,120
GTSI Corp.*	2,500	18,375
Guitar Center, Inc.*	4,400	242,924
Hancock Fabrics, Inc.	3,000	20,190
Haverty Furniture Cos., Inc.	3,500	42,805
Hibbett Sporting Goods, Inc.*	5,850	130,163
Hot Topic, Inc.*	8,175	125,568
J. Jill Group, Inc.*	3,850	60,907
Jo-Ann Stores, Inc.*	3,900	67,470
Jos. A. Bank Clothiers, Inc.*	1,900	82,118
K-Swiss, Inc. Class A	4,700	138,979
Kenneth Cole Productions, Inc. Class A	2,300	62,767
La-Z-Boy, Inc.	9,900	130,581
Linens ‘n Things, Inc.*	7,700	205,590
MarineMax, Inc.*	3,300	84,117
Mothers Work, Inc.*	400	4,000
Movado Group, Inc.	2,700	50,544
Movie Gallery, Inc.	9,796	101,780
NBTY, Inc.*	2,100	49,350
Nutri/System, Inc.*	6,200	155,124
Pacific Sunwear of California, Inc.*	6,675	143,112
Party City Corp.*	3,100	52,452
Payless ShoeSource, Inc.*	12,300	214,020
PC Connection, Inc.*	4,000	21,760
PC Mall, Inc.	2,200	12,584
Pep Boys - Manny, Moe & Jack	9,900	137,016
Pier 1 Imports, Inc.	16,400	184,828
RC2 Corp.*	3,300	111,408
Regis Corp.	3,900	147,498
Retail Ventures, Inc.*	6,900	75,762
Rex Stores Corp.*	1,575	21,578
School Specialty, Inc.*	2,100	102,438
Select Comfort Corp.*	6,500	129,870
Sharper Image Corp.*	2,400	30,240
Shoe Carnival, Inc.*	1,900	30,229
Sonic Automotive, Inc. Class A	4,700	104,434
Sotheby’s Holdings, Inc. Class A*	10,900	182,248
Stage Stores, Inc.	6,200	166,594
Stein Mart, Inc.	7,630	154,889
Systemax, Inc.*	6,600	46,464
The Bombay Co., Inc.*	5,700	25,137
The Bon-Ton Stores, Inc.	2,600	50,492
The Boyds Collection Ltd.*	10,600	7,420
The Buckle, Inc.	1,700	57,749
The Cato Corp. Class A	6,100	121,573
The Dress Barn, Inc.*	6,000	136,560
The Gymboree Corp.*	5,600	76,384
The Men’s Wearhouse, Inc.*	7,500	200,250
The Nautilus Group, Inc.	5,900	130,213
The Sports Authority, Inc.*	4,121	121,322
The Sportsman’s Guide, Inc.*	600	16,380
Too, Inc.*	6,200	170,066
Tractor Supply Co.*	5,400	246,510
Transport World Entertainment Corp.*	5,400	42,606
Tuesday Morning Corp.	7,400	191,438
Tweeter Home Entertainment Group, Inc.*	4,200	13,818
United Retail Group, Inc.*	100	764
West Marine, Inc.*	3,300	48,774
Wet Seal, Inc.*	8,075	36,338
Whitehall Jewellers, Inc.*	1,700	2,873
Wilsons The Leather Experts, Inc.*	7,400	45,140
		8,324,529

Steel - 1.2%
AK Steel Holding Corp.*	22,000	188,540
Carpenter Technology Corp.	4,000	234,440
Chaparral Steel Co.*	4,000	100,880
Material Sciences Corp.*	1,900	28,633
Maverick Tube Corp.*	8,100	243,000
NS Group, Inc.*	4,200	164,850
Olympic Steel, Inc.*	1,200	20,964
Oregon Steel Mills, Inc.*	6,400	178,560
Reliance Steel & Aluminum Co.	5,600	296,408
Ryerson Tull, Inc.	4,000	85,200
Schnitzer Steel Industries, Inc. Class A	4,750	154,708
Shiloh Industries, Inc.*	2,500	33,475
Steel Dynamics, Inc.	7,700	261,492
Steel Technologies, Inc.	1,900	49,267
Valmont Industries, Inc.	3,800	111,568
Worthington Industries, Inc.	15,300	321,759
		2,473,744

Telecommunications - 2.3%
ADTRAN, Inc.	6,900	217,350
Alaska Communications Systems Group, Inc.	8,600	98,384
Anaren Microwave, Inc.*	2,900	40,890

24

	SHARES	VALUE
APAC Telecommunications Corp.*	6,900	6,141
Aware, Inc.*	3,900	21,723
Axesstel, Inc.*	4,200	11,508
Boston Communications Group, Inc.*	3,200	3,616
C-Cor.net Corp.*	9,100	61,425
Carrier Access Corp.*	5,900	32,568
CellStar Corp.*	2,300	3,565
Centennial Communications Corp. Class A*	20,048	300,319
Cincinnati Bell, Inc.*	49,200	216,972
Commonwealth Telephone Enterprises, Inc.	3,800	143,260
CommScope, Inc.*	10,400	180,336
Comtech Telecommunications Corp.*	4,325	179,358
CT Communications, Inc.	3,126	38,669
D&E Communications, Inc.	2,900	26,303
Dobson Communications Corp. Class A*	28,700	220,416
EMS Technologies, Inc.*	1,300	21,281
Essex Corp.*	3,400	73,678
FairPoint Communications, Inc.	300	4,389
General Communication, Inc. Class A*	9,800	97,020
Glenayre Technologies, Inc.*	12,000	43,080
GulfMark Offshore, Inc.*	3,800	122,626
Harmonic, Inc.*	13,000	75,660
Hickory Tech Corp.	700	6,160
IDT Corp.*	2,900	35,670
IDT Corp. Class B*	13,200	160,908
InfoSpace, Inc.*	6,000	143,220
InterDigital Communications Corp.*	9,900	194,436
Intrado, Inc.*	2,500	45,075
LCC International, Inc. Class A*	3,900	9,750
Lightbridge, Inc.*	4,200	33,936
Metro One Telecommunications, Inc.*	4,100	2,953
MRV Communications, Inc.*	19,800	42,174
NMS Communications Corp.*	8,500	31,450
Novatel Wireless, Inc.*	4,800	69,456
ParkerVision, Inc.*	3,300	20,757
Path 1 Network Technologies, Inc.*	600	1,812
Plantronics, Inc.	5,000	154,050
Powerwave Technologies, Inc.*	20,516	266,500
Premiere Global Services, Inc.*	13,700	112,066
Price Communications Corp.	9,825	161,621
Primus Telecommunications Group, Inc.*	13,500	13,770
RF Micro Devices, Inc.*	35,700	201,705
Rural Celluar Corp. Class A*	2,300	27,968
Spherix, Inc.*	1,400	2,240
SunCom Wireless Holdings, Inc. Class A*	11,100	38,184
SureWest Communications	1,908	54,722
Sycamore Networks, Inc.*	49,600	186,992
SymmetriCom, Inc.*	7,884	61,022
Talk America Holdings, Inc.*	5,166	48,715
Telular Corp.*	2,100	8,232
Time Warner Telecom, Inc. Class A*	9,500	74,100
Tollgrade Communications, Inc.*	2,200	18,612
UbiquiTel, Inc.*	17,800	155,572
US LEC Corp. Class A*	5,000	9,550
USA Mobility, Inc.*	3,000	80,940
Westell Technologies, Inc. Class A*	9,100	33,124
Wireless Facilities, Inc.*	13,500	78,300
Wireless Telecom Group, Inc.	4,600	12,328
		4,838,607

Textile & Apparel - 1.4%
Ashworth, Inc.*	2,000	13,660
Brown Shoe Co., Inc.	2,800	92,400
Carter’s, Inc.*	4,000	227,200
Charming Shoppes, Inc.*	23,700	252,879
Cherokee, Inc.	700	24,486
Columbia Sportswear Co.*	750	34,800
Culp, Inc.*	1,500	7,020
Cutter & Buck, Inc.	1,300	15,990
Delta Apparel, Inc.	600	8,586
DHB Industries, Inc.*	8,600	36,034
G & K Services, Inc. Class A	3,100	122,109
Guess?, Inc.*	8,400	180,012
Haggar Corp.	800	22,744
Hartmarx Corp.*	6,900	45,195
Iconix Brand Group, Inc.*	4,800	43,200
Kellwood Co.	4,400	113,740
Oakley, Inc.	12,300	213,282
Oxford Industries, Inc.	2,800	126,336
Perry Ellis International, Inc.*	1,000	21,740
Phillips-Van Heusen Corp.	7,800	241,956
Phoenix Footwear Group, Inc.*	800	5,072
Quiksilver, Inc.*	15,200	219,640
Russell Corp.	5,600	78,624
Skechers U.S.A., Inc. Class A*	3,500	57,295
Steven Madden Ltd.*	1,600	36,672
Stride Rite Corp.	6,500	83,330
Tag-It Pacific, Inc.*	2,600	2,132
Tarrant Apparel Group*	5,200	16,328
The Dixie Group, Inc.*	2,300	36,662

25

	SHARES	VALUE
The Finish Line, Inc. Class A	7,700	112,343
The Warnaco Group, Inc.*	8,800	192,808
Unifi, Inc.*	9,400	31,396
Wolverine World Wide, Inc.	11,200	235,760
		2,951,431

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	13,500	206,145

Tobacco - 0.0%
Alliance One International, Inc.	15,700	55,578

Tools-Hand Held - 0.1%
Toro Co.	6,400	235,264

Transportation - 1.6%
ABX Air, Inc.*	4,300	35,260
AirNet Systems, Inc.*	700	3,325
Alexander & Baldwin, Inc.	2,500	133,100
Arkansas Best Corp.	4,300	149,941
Celadon Group, Inc.*	1,200	26,760
Covenant Transport, Inc. Class A*	1,500	18,150
Dynamex, Inc.*	2,300	35,972
EGL, Inc.*	9,900	268,785
Forward Air Corp.	5,850	215,514
Frozen Food Express Industries, Inc.*	3,100	32,519
GATX Corp.	6,000	237,300
Genesee & Wyoming, Inc. Class A*	4,150	131,555
Heartland Express, Inc.	14,043	285,634
Hub Group, Inc. Class A*	3,300	121,143
Interpool, Inc.	4,700	85,775
Kansas City Southern Industries, Inc.*	11,315	263,753
Kirby Corp.*	4,500	222,435
Knight Transportation, Inc.	10,800	263,088
Landstar Systems, Inc.	7,800	312,234
Maritrans, Inc.	1,100	35,200
Offshore Logistics, Inc.*	4,000	148,000
Old Dominion Freight Line, Inc.*	4,435	148,528
P.A.M. Transportation Services, Inc.*	1,400	22,624
RailAmerica, Inc.*	6,500	77,350
SCS Transportation, Inc.*	2,100	32,991
Stonepath Group, Inc.*	3,500	3,535
Swift Transportation Co., Inc.*	680	12,036
USA Truck, Inc.*	1,000	25,300
Werner Enterprises, Inc.	2,375	41,064
		3,388,871

Utilities - 1.8%
Artesian Resources Corp. Class A	200	6,016
Avista Corp.	9,700	188,180
BIW Ltd.	200	3,940
Black Hills Corp.	6,200	268,894
California Water Service Group	3,100	127,720
Cascade Natural Gas Corp.	1,500	32,655
Central Vermont Public Service Corp.	1,500	26,250
CH Energy Group, Inc.	2,700	128,196
Chesapeake Utilities Corp.	600	21,090
Cleco Corp.	10,000	235,800
CMS Energy Corp.*	100	1,645
Dynegy, Inc. Class A*	13,900	65,469
El Paso Electric Co.*	9,000	187,650
Empire District Electric Co.	5,200	118,924
FuelCell Energy, Inc.*	8,700	95,439
Green Mountain Power Corp.	800	26,344
IDACORP, Inc.	8,000	241,040
MGE Energy, Inc.	3,400	124,134
Middlesex Water Co.	999	22,428
Northwest Natural Gas Co.	4,400	163,768
NorthWestern Corp.	6,400	193,216
Otter Tail Power Co.	4,914	152,039
Peoples Energy Corp.	700	27,566
PNM Resources, Inc.	6,150	176,320
Sierra Pacific Resources*	21,100	313,335
Southwest Gas Corp.	6,800	186,252
Southwest Water Co.	3,437	49,837
The Laclede Group, Inc.	3,400	110,466
UIL Holdings Corp.	2,500	130,775
Unisource Energy Corp.	6,200	206,088
Unitil Corp.	500	14,050
WGL Holdings, Inc.	1,000	32,130
WPS Resources Corp.	1,200	69,360
		3,747,016

Waste Management - 0.3%
American Ecology Corp.	2,766	54,269
Casella Waste Systems, Inc. Class A*	3,600	47,268
Clean Harbors, Inc.*	3,000	101,850
Darling International, Inc.*	12,100	42,713
Rentech, Inc.*	17,800	45,034
Stericycle, Inc.*	3,200	182,880
Waste Connections, Inc.*	4,650	163,122
		637,136

TOTAL COMMON STOCKS (Identified Cost $160,899,720)		206,083,410

26

	FACE
	AMOUNT	VALUE
RIGHTS - 0.0%

Health Care - Biotechnology - 0.0%
Monogram Biosciences, Inc., Zero Coupon Bond, 9/07/05 expires 09/07/05*	4,320	$1,555

TOTAL RIGHTS (Identified Cost $1,555)		1,555

	SHARES
WARRANTS - 0.0%

Building & Construction - 0.0%
Foster Wheeler Ltd. Warrants Expires 9/15/07 Class B*	300	465

Leisure - 0.0%
Trump Entertainment Resorts Inc. Warrants Expires 5/6/06*	55	220

TOTAL WARRANTS (Identified Cost $800)		685

SHORT-TERM INVESTMENTS - 0.4%

Other - 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	711,709	711,709

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $711,710)		711,710

Total Investments - 99.8% (Identified Cost $161,613,785)#		206,797,360
Liabilities, Less Cash and Other Assets — 0.2%		343,594
Net Assets — 100%		$207,140,954

*                      Non-income producing security

#                      At September 30, 2005, the aggregate cost of investment securities for income tax purposes was identical. Net unrealized appreciation aggregated $45,183,575 of which $58,646,831 related to appreciated investment securities and $13,463,256 related to depreciated investment securities.

27

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 98.5%

Australia - 4.8%
Amcor Ltd.	143,484	$735,850
AMP Ltd.	237,464	1,350,313
Ansell Ltd.	31,286	269,726
APN News & Media Ltd.	34,291	131,043
Australand Property Group	61,190	87,689
AWB Ltd.	65,589	256,163
AXA Asia Pacific Holdings Ltd.	323,615	1,202,067
BHP Steel Ltd.	140,605	1,027,359
Boral Ltd.	114,280	704,868
Brambles Industries Ltd.	97,659	661,317
Brickworks Ltd.	6,302	59,389
Challenger Financial Services Group, Ltd.	32,451	99,457
Commonwealth Bank of Australia	90,982	2,670,936
CSR Ltd.	177,338	420,172
Downer EDI Ltd.	54,539	251,772
Futuris Corp. Ltd.	49,042	79,089
Iluka Resources, Ltd.	16,071	107,722
Insurance Australia Group Ltd.	101,519	423,647
John Fairfax Holdings Ltd.	10,300	35,819
Lend Lease Corp. Ltd.	78,004	834,662
Lion Nathan Ltd.	113,324	726,687
Mayne Nickless Ltd.	128,418	528,044
Mirvac Group	139,761	431,550
National Australia Bank Ltd.	151,278	3,821,299
OneSteel Ltd.	104,905	305,482
Orica Ltd.	35,667	572,466
Origin Energy Ltd.	52,684	294,347
Pacific Brands Ltd.	26,841	58,467
PaperlinX Ltd.	50,403	121,733
Qantas Airways Ltd.	501,483	1,291,665
QBE Insurance Group Ltd.	14,614	208,647
Rinker Group Ltd.	53,180	673,902
Rio Tinto Ltd.	6,762	305,647
Santos Ltd.	107,965	1,032,300
Seven Network Ltd.	25,950	173,544
St. George Bank Ltd.	11,730	250,040
Wesfarmers Ltd.	125	3,836
		22,208,716

Austria - 0.4%
Bank Austria Creditanstalt	6,912	775,024
Boehler-Uddeholm AG	803	135,546
Flughafen Wien AG	630	42,541
OMV AG	9,580	570,763
Voest-Alpine Stahl AG	5,900	520,618
		2,044,492

Belgium - 1.4%
Ackermans & van Haaren NV	937	47,340
Banque Nationale de Belgique (BNB)	50	219,395
Bekaert NV	3,700	303,602
Cofinimmo	248	39,234
Cumerio	5,444	98,137
Cumerio-VVPR*	210	8
Delhaize Group	9,767	579,666
Dexia	24,994	564,480
Fortis	19,494	567,197
InBev NV	48,521	1,925,453
KBC Groupe	15,390	1,250,759
S.A. D’Ieteren NV	154	36,860
Solvay SA	1,191	138,944
Tessenderlo Chemie NV	2,800	91,496
Umicore	210	28
Union Miniere SA	6,225	681,179
		6,543,778

Cayman Island - 0.0%
China State Construction International Holdings Ltd.*(b)	30,222	5,143

Denmark - 1.4%
Carlsberg A/S	6,925	406,162
Codan A/S	7,970	428,820
Danisco A/S	8,530	576,789
Danske Bank	67,203	2,063,074
Jyske Bank A/S*	7,940	402,189
Rockwool International AS	1,650	141,563
Sydbank*	7,400	178,750
TDC A/S	41,280	2,227,710
Vestas Wind Systems A/S*	5,600	135,723
		6,560,780

Finland - 1.7%
Fortum Corp.	135,757	2,733,720
Huhtamaki Van Leer Oyj, Series 1	11,200	178,266
Kemira GrowHow Oyj	5,121	41,125
Kemira Oyj	24,100	342,324
Kesko Oyj	19,100	531,550
Metra Oyj, Class B	8,950	285,986
Metsa-Serla Oyj, Series B	24,000	130,516
Metso Oyj	20,390	519,016
Neste Oil OYJ*	18,318	680,968
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	6,400	105,725
Outokumpu Oyj	33,400	447,038
Rautaruukki Oyj	22,100	498,054
Stora Enso Oyj	54,300	749,033
UPM-Kymmene Oyj	42,800	859,277
		8,102,598

1

	SHARES	VALUE
France - 11.6%
Accor SA	7,146	362,071
Air France	32,853	551,033
Assurances Generales de France	35,640	3,420,787
Axa	241,900	6,662,040
BNP Paribas SA	133,781	10,203,055
Bongrain SA	1,018	57,263
Bouygues SA	12,959	604,256
Business Objects SA*	9,675	333,068
Cap Gemini SA*	15,114	590,108
Casino Guichard-Perrachon SA	1,373	97,678
Ciments Francais	3,043	354,083
CNP Assurances	4,703	316,435
Compagnie de Saint-Gobain	52,097	3,006,496
Compagnie Generele des Etablissements Michelin, Class B	11,757	692,952
Credit Agricole SA	73,976	2,176,486
Credit Industriel et Commercial	500	95,680
Eiffage SA	1,944	182,486
Euler Hermes SA	1,509	134,829
Eurazeo	1,287	132,374
Faurecia	2,942	223,135
Financiere Marc de Lacharriere SA	1,867	101,305
Havas SA	26,307	133,862
Imerys SA	2,400	178,700
Lafarge SA	23,634	2,086,044
Lagardere S.C.A.	4,700	334,652
Pinault-Printemps-Redoute SA	17,112	1,801,317
PSA Peugoet Citroen	30,890	2,104,464
Remy Cointreau SA	6,788	308,983
Renault SA	35,758	3,397,619
Schneider Electric SA	22,348	1,770,432
SCOR	45,000	92,244
SEB SA	350	37,540
Societe BIC SA	2,858	169,621
Societe Generale	18,600	2,129,527
Sodexho Alliance SA	17,398	658,935
Suez SA	66,300	1,922,666
Technip-Coflexip SA	9,288	551,462
Thomson	25,921	540,721
Unibail	3,856	561,667
Valeo SA	8,610	359,007
Vallourec SA	283	138,373
Vivendi Environnement	17,000	719,706
Vivendi Universal SA	106,676	3,493,588
		53,788,750

Germany - 8.1%
Aareal Bank AG	2,000	65,837
Allianz AG	11,135	1,508,342
AMB Generali Holding AG	8,715	811,260
BASF AG	2,992	225,485
Bayer AG	53,437	1,964,603
Bayerische Hypo-und Vereinsbank AG*	71,556	2,022,455
Bayerische Motoren Werke AG	35,688	1,680,853
Bilfinger Berger AG	2,054	110,461
Commerzbank AG	82,520	2,258,709
DaimlerChrysler AG	178,983	9,526,192
Deutsche Bank AG	30,983	2,907,301
Deutsche Lufthansa AG	33,048	439,537
Fraport AG	8,487	440,353
Hannover Rueckversicherungs-AG	2,700	93,763
HeidelbergCement AG	4,691	161,264
Hochtief AG	7,205	322,751
Hypo Real Estate Holding AG	6,500	329,654
Infineon Technologies AG*	72,012	710,286
IVG Immobilen AG	7,308	150,685
KarstadtQuelle AG	3,681	49,978
Lanxess*	5,343	159,776
Linde AG	3,210	237,269
MAN AG	5,050	259,891
MG Technologies AG*	20,672	236,551
Muenchener Rueckversicherungs-Gesell schaft AG	37,468	4,291,996
Preussag AG	27,520	588,014
Suedzucker Ag	2,036	46,326
Thyssen Krupp AG	65,838	1,378,960
Veba AG	22,059	2,032,942
Volkswagen AG	42,144	2,601,842
		37,613,336

Greece - 0.4%
Agricultural Bank of Greece*	8,900	57,521
Alpha Bank A.E.	8,208	232,584
Bank of Greece	2,413	268,265
Coca-Cola Hellenic Bottling Company SA	4,638	135,115
Commercial Bank of Greece	13,440	393,805
Hellenic Petroleum SA	24,460	379,291
Hellenic Telecommunications Organization SA	26,360	526,993
		1,993,574

Hong Kong - 3.2%
Cheung Kong (Holdings) Ltd.	284,000	3,207,240
Cheung Kong Infrastructure Holdings Ltd.	22,000	73,457
China Overseas Land & Investment Ltd.	544,000	164,807
China Travel International Investment Hong Kong Ltd.	110,000	29,780
China Unicom Ltd.	528,000	439,038
Citic Pacific Ltd.	26,000	72,735
Great Eagle Holdings Ltd.	22,400	59,632

2

	SHARES	VALUE
Hang Lung Development Co., Ltd.	174,000	335,351
Henderson Land Development Co., Ltd.	234,000	1,168,952
Hongkong and Shanghai Hotels Ltd.	65,978	73,149
Hopewell Holdings Ltd.	107,000	283,468
Hutchison Whampoa Ltd.	377,000	3,902,707
Hysan Development Co., Ltd.	140,365	351,954
Kerry Properties Ltd.	181,692	466,120
MTR Corp.	224,583	467,583
New Asia Realty & Trust Co. Ltd.	50,000	33,196
New World Development Co., Ltd.	458,645	603,095
Shanghai Industrial Holdings Ltd.	57,000	115,367
Shangri-La Asia Ltd.	228,447	369,605
Sino Land Co., Ltd.	629,829	763,237
Sun Hung Kai Properties, Ltd.	23,000	237,948
Tsim Sha Tsui Properties Ltd.	58,253	115,651
Wharf (Holdings) Ltd.	289,000	1,132,610
Wheelock and Co., Ltd.	272,000	483,901
		14,950,583

Ireland - 1.7%
Allied Irish Banks Plc	68,867	1,469,805
Bank of Ireland	60,276	952,118
CRH Plc	118,231	3,214,794
Elan Corp. Plc*	55,575	502,593
Irish Life & Permanent Plc	91,272	1,667,345
		7,806,655

Italy - 2.5%
Alitalia SpA*	19,445	167,762
Banca Antonveneta SpA	14,000	442,119
Banca Monte dei Paschi di Siena SpA	283,375	1,260,849
Banca Nazionale del Lavoro SpA*	346,882	1,116,782
Banca Popolare di Lodi	35,500	349,296
Banca Popolare di Milano	71,760	737,653
Banche Popolari Unite Scrl	8,759	178,385
Benetton Group SpA	17,061	183,504
Buzzi Unicem SpA	13,000	205,034
C.I.R.-Compagnie Industriali Riunite SpA	55,000	167,787
Caltagirone Editore SpA	20,702	190,963
Capitalia SpA	270,000	1,481,325
Compagnia Assicuratrice Unipol SpA	31,000	116,625
Edison SpA*	211,779	473,699
ERG SpA	12,002	332,856
Fiat SpA*	92,800	832,523
Italcementi SpA	16,580	260,298
Italmobiliare SpA	2,710	185,443
Milano Assicurazioni	33,000	233,973
Pirelli & Co. SpA	106,664	113,503
SAI SpA	23,500	715,491
SanPaolo IMI SpA	77,846	1,212,758
Seat Pagine Gialle SpA	144,044	71,212
Societa’ Cattolica di Assicurazioni SpA	3,300	165,930
Telecom Italia SpA	134,393	438,348
		11,634,118

Japan - 16.9%
Aichi Steel Corp.	15,000	104,727
Aisin Seiki Co., Ltd.	24,200	687,797
Alfresa Holdings Corp.	2,700	125,831
Amada Co. Ltd.	34,000	271,592
Anritsu Corp.	10,000	54,107
Aomori Bank Ltd.	6,000	24,467
Aoyama Trading Co., Ltd.	6,000	169,469
Asahi Breweries Ltd.	35,200	446,466
Asahi Kasei Corp.	75,000	410,433
Asahi National Broadcasting Co., Ltd.	80	204,069
ASATSU-DK, Inc.	3,400	106,236
Ashikaga Financial Group, Inc.*(a)(b)	8,000	71
Autobacs Seven Co., Ltd.	3,300	129,035
Awa Bank Ltd.	20,000	118,275
Bank of Kyoto Ltd.	27,000	270,727
Bank of Nagoya Ltd.	18,000	120,906
Benesse Corp.	7,100	267,593
Canon Sales Co., Inc.	8,000	164,526
Casio Computer Co., Ltd.	13,000	189,214
Chiba Bank Ltd.	76,000	619,162
Chudenko Corp.	5,700	95,138
Chugoku Bank Ltd.	20,000	272,916
Citizen Watch Co.	39,000	318,417
Coca-Cola West Japan Co., Ltd.	8,000	179,355
COMSYS Holdings Corp.	9,000	104,382
Cosmo Oil Co., Ltd.	56,000	303,985
Dai Nippon Printing Co., Ltd.	71,000	1,146,829
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	72,900	434,974
DAIBIRU Corp.	5,000	40,646
Daicel Chemical Industries Ltd.	30,000	194,625
Daido Steel Co., Ltd.	17,000	109,537
Daihatsu Motor Co., Ltd.	33,000	334,966
Daiichi Sankyo Co. , Ltd.	21,557	442,385
Dainippon Ink and Chemicals, Inc.	64,000	210,707
Dainippon Pharmaceutical Co., Ltd.	14,000	173,000
Daio Paper Corp.	10,000	82,087
Daishi Bank Ltd.	29,000	140,783

3

	SHARES	VALUE
Daiwa House Industry Co., Ltd.	42,000	550,510
Denso Corp.	30,300	879,889
Dowa Fire & Marine Insurance Co., Ltd.	33,000	198,650
Ebara Corp.	20,000	85,264
Edion Corp.	4,000	58,855
Eighteenth Bank, Ltd.	8,000	38,766
Ezaki Glico Co., Ltd.	13,000	113,597
Fuji Electric Co., Ltd.	60,000	239,375
Fuji Heavy Industries Ltd.	70,000	316,960
Fuji Photo Film	80,000	2,640,893
Fuji Television Network, Inc.	151	338,532
Fujikura Ltd.	37,000	227,300
Fukuyama Transporting Co., Ltd.	17,000	61,371
Futaba Industrial Co., Ltd.	6,000	131,603
Futuba Corp.	1,000	25,067
General Sekiyu K.K.	2,000	23,302
Glory Ltd.	6,000	116,510
Gunma Bank Ltd.	43,000	276,305
GUNZE Ltd.	20,000	100,799
Hachijuni Bank Ltd.	58,000	442,826
Hankyu Corp.	59,000	240,072
Hankyu Department Stores, Inc.	11,000	86,897
Hanshin Electric Railway Co., Ltd.	11,000	84,178
Heiwa Corp.	11,000	168,939
Higo Bank Ltd.	22,000	169,134
Hiroshima Bank Ltd.	40,000	213,955
Hitachi Cable Ltd.	31,000	126,140
Hitachi High-Technologies Corp.	3,200	57,055
Hitachi Koki Co., Ltd.	3,000	37,018
Hitachi Kokusai Electric, Inc.	9,000	88,971
Hitachi Ltd.	635,000	4,029,878
Hitachi Maxell Ltd.	5,000	63,374
Hitachi Metals Ltd.	10,000	97,092
Hitachi Software Engineering Co., Ltd.	4,200	67,507
Hitachi Transport System Ltd.	7,000	62,403
Hokkoku Bank Ltd.	31,000	145,567
Hokuetsu Paper Mills, Ltd.	13,000	69,880
House Foods Corp.	9,800	149,558
Hyakugo Bank Ltd.	23,000	156,521
Hyakujushi Bank Ltd.	26,000	140,677
Ishikawajima-Harima Heavy Industries Co., Ltd.*	95,000	192,021
Itochu Corp.	71,000	489,439
Itoham Foods, Inc.	13,000	53,127
Iyo Bank Ltd.	27,000	269,774
Japan Airport Terminal Co., Ltd.	5,000	48,546
Joyo Bank Ltd.	89,000	543,607
JSAT Corp.	7	15,261
Juroku Bank Ltd.	33,000	214,378
Kadokawa Holdings, Inc.	1,100	36,701
Kagoshima Bank Co., Ltd.	17,000	126,493
Kamigumi Co., Ltd.	24,000	191,712
Kandenko Co., Ltd.	14,000	98,857
Kansai Paint Co., Inc.	6,000	37,760
Kanto Auto Works, Ltd.	4,900	65,264
Katokichi Co., Ltd.	13,500	88,534
Kawasaki Heavy Industries Ltd.	122,000	309,052
Keiyo Bank	24,000	158,454
Kikkoman Corp.	16,000	153,934
Kinden Corp.	23,000	198,950
Kirin Brewery Co., Ltd.	119,000	1,312,944
Kissei Pharmaceutical Co., Ltd.	4,000	79,615
Kobe Steel Ltd.	106,000	322,786
Koito Manufacturing Co., Ltd.	10,000	123,571
Kokusai Securities Co., Ltd.	49,000	548,409
Kokuyo Co., Ltd.	11,000	152,240
Komori Corp.	6,000	106,977
Kubota Corp.	35,000	242,817
Kuraray Co., Ltd.	49,000	435,094
Kuraya Sanseido, Inc.	11,900	190,114
Kureha Chemical Industry Co., Ltd.	17,000	80,577
Kyocera Corp.	15,000	1,045,942
Kyorin Pharmaceutical Co., Ltd.	7,000	89,280
Kyowa Hakko Kogyo Co., Ltd.	13,000	101,090
Mabuchi Motor Co., Ltd.	3,200	158,506
Maeda Corp.	13,000	88,124
Makita Corp.	11,000	223,311
Marubeni Corp.	120,000	559,248
Marui Co., Ltd.	22,000	372,249
Maruichi Steel Tube Ltd.	8,000	189,240
Matsushita Electric Industrial Co., Ltd.	381,000	6,466,861
Matsushita Electric Works Ltd.	99,000	985,675
Meiji Seika Kaisha Ltd.	32,000	166,362
Michinoku Bank Ltd.	13,000	62,995
Millea Holdings, Inc.	221	3,550,201
Mitsubishi Gas Chemical Co., Inc.	39,000	260,929
Mitsubishi Heavy Industries Ltd.	494,000	1,752,840
Mitsubishi Logistics Corp.	14,000	165,462
Mitsubishi Material Corp.	89,000	315,009
Mitsui Chemicals, Inc.	71,000	419,877
Mitsui Engineering & Shipbuilding Co., Ltd.	73,000	173,971
Mitsui Sumitomo Insurance Co., Ltd.	222,000	2,574,765

4

	SHARES	VALUE
Mitsumi Electric Co., Ltd.	5,800	58,975
Mori Seiki Co., Ltd.	6,300	85,357
Morinaga Milk Industry Co., Ltd.	12,000	45,333
Musashino Bank Ltd.	2,400	147,650
Nagase & Co., Ltd.	11,000	128,841
National House Industrial Co., Ltd.	15,000	91,487
NGK Insulators, Ltd.	28,000	356,627
NGK Spark Plug Co., Ltd.	19,000	275,873
Nichicon Corp.	7,300	98,906
Nichirei Corp.	26,000	106,942
Nifco, Inc.	2,000	33,947
Nihon Unisys Ltd.	9,800	96,274
Nikko Cordial Corp.	55,000	637,407
Nippon Electric Glass Co., Ltd.	18,000	324,904
Nippon Express Co., Ltd.	129,000	637,627
Nippon Kayaku Co., Ltd.	14,000	110,102
Nippon Meat Packers, Inc.	25,000	270,974
Nippon Mining Holdings, Inc.	30,000	238,316
Nippon Mitsubishi Oil Corp.	134,000	1,188,667
Nippon Paint Co., Ltd.	22,000	82,722
Nippon Paper Group, Inc.	152	551,410
Nippon Sheet Glass Co., Ltd.	54,000	243,559
Nippon Shinpan Co., Ltd.	20,000	169,646
Nippon Shokubai Co., Ltd.	13,000	137,808
Nippon Steel Corp.	162,000	609,135
Nippon Suisan Kaisha, Ltd.	13,000	50,832
Nippon Television Network Corp.	2,150	331,528
Nipponkoa Insurance Co., Ltd.	85,000	656,472
Nipro Corp.	3,000	45,148
Nishimatsu Construction Co., Ltd.	24,000	100,622
Nisshin Flour Milling Co., Ltd.	25,900	252,153
Nisshin Oillio Group, Ltd.	11,000	65,246
Nisshin Steel Co., Ltd.	98,000	339,079
Nisshinbo Industries, Inc.	23,000	199,762
NSK Ltd.	46,000	254,168
Obayashi Corp.	69,000	477,479
Oita Bank, Ltd.	7,000	53,753
Oji Paper Co.	129,000	705,945
Okumura Corp.	18,000	110,420
Onward Kashiyama Co., Ltd.	15,000	238,316
Pioneer Corp.	20,500	292,405
Q.P. Corp.	13,000	124,613
Rengo Co., Ltd.	20,000	115,980
Rinnai Corp.	4,100	94,453
Ryosan Co., Ltd.	2,200	57,478
San-In Godo Bank Ltd.	15,000	155,303
Santen Pharmaceutical Co., Ltd.	2,000	51,900
Sanwa Shutter Corp.	17,000	102,335
Sanyo Chemical Industries, Ltd.	4,000	31,775
Sanyo Electric Co., Ltd.	200,000	494,285
Sapporo Breweries Ltd.	11,000	57,770
Sapporo Hokuyo Holdings, Inc.	32	302,220
Seino Transportation Co., Ltd.	17,000	155,603
Sekisui Chemical Co., Ltd.	45,000	321,329
Sekisui House Ltd.	51,000	626,162
Shiga Bank Ltd.	19,000	132,989
Shikoku Bank Ltd.	13,000	64,831
Shima Seiki Mfg., Ltd.	1,000	24,714
Shimachu Co., Ltd.	6,600	168,357
Shinko Electric Industries Co., Ltd.	2,000	113,509
Shinko Securities Co., Ltd.	72,000	266,914
Shohkoh Fund & Co., Ltd.	1,170	302,582
Sohgo Security Services Co., Ltd.	7,900	115,890
Sumitomo Bakelite Co. Ltd.	18,000	123,607
Sumitomo Corp.	87,000	919,952
Sumitomo Electric Industries Ltd.	67,000	904,806
Sumitomo Forestry Co., Ltd.	15,000	152,390
Sumitomo Osaka Cement Co., Ltd.	38,000	121,418
Sumitomo Realty & Development Co., Ltd.	10,000	148,462
Suzuken Co., Ltd.	9,700	280,824
Suzuki Motor Corp.	8,000	148,285
Taiheiyo Cement Corp.	93,000	348,047
Taisho Pharmaceutical Co., Ltd., Jpy50	24,000	437,087
Taiyo Yuden Co., Ltd.	14,000	154,464
Takara Standard Co., Ltd.	9,000	54,495
Takashimaya Co., Ltd.	23,000	293,552
Teijin Ltd.	77,000	449,923
Teikoku Oil Co., Ltd.	27,000	291,937
The 77 Bank Ltd.	34,000	250,285
The Aichi Bank, Ltd.	700	82,484
THE AKITA BANK, Ltd.	13,000	63,339
The Bank of Fukuoka Ltd.	69,000	498,186
The Bank of Iwate Ltd.	1,200	83,464
The Fuji Fire & Marine Insurance Co.	41,000	157,421
The Fukui Bank Ltd.	11,000	43,206
The Nanto Bank Ltd.	21,000	144,393
The Ogaki Kyoritsu Bank, Ltd.	11,000	64,080
The Shizuoka Bank Ltd.	67,000	691,319
The Sumitomo Trust and Banking Co., Ltd.	81,000	667,761

5

	SHARES	VALUE
The Yamanashi Chuo Bank Ltd.	17,000	114,339
The Yasuda Fire & Marine Insurance Co., Ltd.	92,000	1,220,495
The Yokohama Rubber Co., Ltd.	30,000	144,578
Toda Corp.	26,000	131,497
Toho Bank Ltd.	18,000	88,177
Tokai Tokyo Securities Co., Ltd.	14,000	52,518
Tokuyama Corp.	17,000	166,856
Tokyo Broadcasting System, Inc.	25,300	588,424
Tokyo Dome Corp.	13,000	71,601
Tokyo Steel Manufacturing Co., Ltd.	12,200	190,061
Tokyo Style Co., Ltd.	9,000	95,485
Tokyo Tatemono Co., Ltd.	18,000	146,803
Toppan Printing Co., Ltd.	74,000	781,835
Toray Industries, Inc.	71,000	378,516
Toshiba Tec Corp.	24,000	106,130
Tostem Corp.	30,000	511,850
Toto Ltd.	12,000	95,326
Toyo Ink Manufacturing Co., Ltd.	23,000	102,114
Toyo Seikan Kaisha Ltd.	20,000	297,630
Toyo Suisan Kaisha Ltd.	9,000	153,952
Toyoda Machine Works Ltd.	7,000	78,282
Toyota Auto Body Co., Ltd.	7,000	132,221
UFJ Tsubasa Securities Co., Ltd.	48,000	225,631
Uny Co., Ltd.	16,000	211,554
Victor Company of Japan Ltd.	18,000	111,373
Wacoal Corp.	16,000	211,978
Yamagata Bank Ltd.	15,000	77,982
Yamaguchi Bank Ltd.	18,000	233,708
Yamaha Corp.	16,100	279,240
Yamatake Corp.	2,000	37,689
Yamato Kogyo Co., Ltd.	4,000	62,209
Yamazaki Baking Co., Ltd.	19,000	166,698
Yodogawa Steel Works, Ltd.	12,000	75,202
York-Benimaru Co., Ltd.	4,200	120,853
		78,620,373

Luxembourg - 0.1%
Arcelor	21,800	511,534
Arcelor	6,266	146,653
		658,187

Netherlands - 6.4%
ABN AMRO Holding NV	44,562	1,070,896
Aegon NV	375,825	5,596,646
Buhrmann NV	24,956	302,424
DSM NV*	59,626	2,350,314
European Aeronautic Defense and Space Co.	37,455	1,332,315
Hagemeyer NV*	88,169	260,470
Hunter Douglas NV	9,866	471,336
IHC Caland NV	2,855	238,914
ING Groep NV	255,921	7,646,848
Koninklijke (Royal) KPN NV	135,111	1,215,360
Koninklijke (Royal) Philips Electronics NV	207,192	5,523,788
Koninklijke Ahold NV*	173,736	1,317,697
Koninklijke Vopak NV	4,566	129,328
Oce NV	13,600	213,677
Vedior NV	251	3,571
Versatel Telecom International*	83,108	220,466
VNU NV	51,075	1,610,480
		29,504,530

New Zealand - 0.1%
Air New Zealand Ltd.	43,479	34,683
Carter Holt Harvey Ltd.	219,600	383,860
Fisher & Paykel Appliances Holdings, Ltd.	18,010	44,099
Fletcher Building Ltd.	30,586	168,031
		630,673

Norway - 1.4%
Aker Kvaerner ASA*	1,933	114,134
Aker Yards ASA	2,326	125,063
Den Norske Bank ASA	115,900	1,196,692
Fred Olsen Energy ASA*	1,000	31,664
Norsk Hydro ASA	28,700	3,217,961
Norske Skogindustrier ASA	23,200	343,348
Orkla ASA	23,900	908,488
Prosafe ASA	1,550	58,089
Storebrand ASA	32,300	316,211
		6,311,650

Portugal - 0.4%
Banco BPI SA	44,492	198,499
Banco Comercial Portugues SA	297,544	828,779
Banco Espirito Santo SA	30,235	484,518
Cimpor- Cimentos de Portugal SGPS SA	6,625	36,667
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	298,303
		1,846,766

Singapore - 0.5%
DBS Group Holdings Ltd.	11,000	102,825
Fraser & Neave Ltd.	30,300	308,333
Neptune Orient Lines Ltd.	97,000	176,755
Oversea-Chinese Banking Corp. Ltd.	26,000	96,140
SembCorp Industries Ltd.	200,220	355,368
Singapore Airlines Ltd.	140,000	960,805
Singapore Land Ltd.	33,000	106,404
STATS ChipPAC Ltd.*	76,000	46,762
United Overseas Land Ltd.	88,000	121,828
		2,275,220

6

	SHARES	VALUE
Spain - 5.6%
Acciona SA	9,749	1,119,696
Acerinox SA	37,888	528,123
Autopistas, Concesionaria Espanola SA	39,951	1,165,784
Azucarera Ebro Agricolas SA	23,733	426,397
Banco de Andalucia	1,700	149,025
Banco De Sabadell SA	34,212	877,860
Banco Pastor SA	5,642	258,383
Banco Santander Central Hispano SA	594,149	7,830,523
Cementos Portland SA	4,791	415,077
Corporacion Mapfre	28,302	487,327
Endesa SA	129,899	3,488,199
Fomento de Construcciones y Contratas SA	6,200	370,733
Gas Natural SDG SA	22,741	663,590
Iberia Lineas Aereas de Espana SA	131,177	335,327
Inmobiliaria Urbis SA	16,782	379,420
Metrovacesa SA	2,551	188,405
Repsol-YPF SA	169,060	5,495,864
Sacyr Vallehermoso SA	14,555	409,802
Sociedad General de Aguas de Barcelona SA, Class A	28,406	691,547
Sol Melia SA	30,628	423,971
Telefonica SA	10,494	172,343
		25,877,396

Sweden - 3.1%
Electrolux AB, Series B	19,200	450,722
Fabege AB	14,615	260,860
Gambro AB, Series A	33,900	515,191
Gambro AB, Series B	12,100	183,105
Invik & Company AB, Class B*	1,575	13,343
Kinnevik Investment AB, B Shares	15,750	125,790
Mo Och Domsjoe AB (MoDo), Series B	11,600	364,582
NCC AB	6,900	131,635
Nordea AB	400,350	4,013,028
Nordic Baltic Holding AB	5,716	57,030
Skandia Forsakrings AB	86,600	452,512
Skandinaviska Enskilda Banken AB, Series A	46,300	850,354
SSAB Svenskt Stal AB, Series B	3,500	100,723
SSAB Svenskt Stal AB, Series A	11,400	345,763
Svenska Cellulosa AB (SCA), Series B	31,200	1,095,608
Tele2 AB, Class B*	58,300	595,698
TeliaSonera AB	437,250	2,081,173
Trelleborg AB, Series B	11,300	189,269
Volvo AB, Series A	18,900	799,356
Volvo AB, Series B	40,000	1,746,081
Wihlborgs Fastigheter AB*	2,923	68,618
		14,440,441

Switzerland - 5.7%
Baloise Holdings Ltd.	16,000	806,827
Banque Cantonale Vaudoise	1,400	398,060
Berner Kantonalbank	1,797	256,933
Ciba Specialty Chemicals AG	11,800	698,937
Clariant AG	1,565	22,583
Compagnie Financiere Richemont AG	20,700	823,022
Credit Suisse Group	209,312	9,304,560
Ems-Chemie Holding AG	692	60,932
Givaudan SA	1,380	887,525
Helvetia Patria Holding	1,240	230,877
Holcim Ltd.	31,291	2,086,471
Julius Baer Holding Ltd., Series B*	3,500	275,058
Luzerner Kantonalbank	700	130,931
PSP Swiss Property AG*	10,400	524,438
Rieter Holding AG	430	126,348
Sika AG*	310	237,130
Swatch Group AG, Series B	701	96,965
Swiss Life Holding*	5,997	852,328
Swiss Re	31,800	2,096,974
Syngenta AG*	20,200	2,123,429
Unaxis Holding AG	1,800	239,209
Valiant Holding*	2,700	239,837
Zurich Financial Services*	24,300	4,156,827
		26,676,201

United Kingdom - 21.1%
Alliance & Leicester Group Treasury Plc	20,000	304,337
Amvescap Plc	104,200	678,487
Anglo American Plc	285,195	8,528,151
Arriva Plc	19,049	198,019
Associated British Foods Plc	136,187	1,981,973
Associates British Ports Holdings Plc	43,400	403,350
BAA Plc	188,094	2,076,758
BAE Systems Plc	468,117	2,845,165
Barratt Developments Plc	34,875	466,203
BBA Group Plc	53,933	283,186
Bellway Plc	12,000	185,893
Bodycote International Plc	5,475	21,022
Bovis Homes Group Plc	16,000	173,260
BPB Plc	14,200	184,924
Bradford & Bingley Plc	79,684	481,138
Brambles Industries Plc	81,000	499,117
Britannic Plc(b)	27,300	298,040
British Airways Plc*	173,882	900,695
British Land Company Plc	86,488	1,439,266

7

	SHARES	VALUE
Brixton Estate Plc	32,600	225,106
Cable & Wireless Plc	265,242	671,127
Carnival Plc	16,336	847,204
CGU Plc	334,679	3,686,329
COLT Telecom Group Plc*	220,000	233,561
Corus Group Plc	529,066	482,107
De Vere Group	11,910	125,915
Derwent Valley Holdings Plc	7,337	169,546
Dixons Group Plc	181,798	484,119
DS Smith Plc	56,526	151,276
easyJet Plc*	57,000	294,499
FKI Plc	54,999	108,506
Friends Provident Plc	305,567	1,011,054
George Wimpey Plc	53,052	401,765
GKN Plc	97,483	508,404
Great Portland Estates Plc	23,720	162,949
Great Universal Stores Plc	10,651	161,038
Greene King Plc*	20,826	235,653
Hammerson Plc	40,357	665,163
Hanson Plc	121,903	1,269,367
HBOS Plc	356,773	5,387,928
Hilton Group Plc	271,793	1,512,464
InterContinental Hotels Group Plc	74,220	941,600
International Power Plc	242,763	1,067,420
iSOFT Group Plc	19,043	145,561
ITV Plc	653,428	1,306,479
J Sainsbury Plc	280,691	1,388,151
Kingfisher Plc	300,147	1,147,134
Land Securities Group Plc	79,004	2,067,491
Liberty International Plc	48,304	850,418
London Merchant Securities Plc	35,866	143,423
Marks & Spencer Group Plc	140,715	933,057
Mersey Docks & Harbour Co.	11,402	197,914
MFI Furniture Group Plc	57,120	109,912
Millennium & Copthorne Hotels Plc	42,008	275,017
Mitchells & Butlers Plc	69,152	446,911
National Express Group Plc	13,000	193,219
Northern Foods Plc	10,000	27,028
Northern Rock Plc	5,000	73,872
O2 Plc	1,382,851	3,859,855
Pearson Plc	109,023	1,271,247
Peninsular and Oriental Steam Navigation Co.	110,376	652,300
Persimmon Plc	38,670	587,067
Pilkington Plc	159,945	393,379
Premier Oil Plc*	11,224	149,743
Rank Group Plc	27,850	147,094
Rolls-Royce Group Plc	241,726	1,597,498
Royal & Sun Alliance Insurance Group Plc	439,617	754,523
Royal Bank of Scotland Group Plc	139,315	3,966,251
Schroders Plc	28,000	457,779
Scottish & Newcastle Plc	141,113	1,157,916
Scottish Power Plc	281,037	2,841,882
Shire Pharmaceuticals Group Plc	72,010	878,523
Signet Group Plc	509	923
Slough Estates Plc	61,006	574,802
Somerfield Plc	72,662	253,922
Stagecoach Group Plc	67,345	133,162
Stanley Leisure Plc*	9,984	119,332
Tate & Lyle Plc	38,223	307,217
Taylor Woodrow Plc	87,449	501,720
The Berkeley Group Holdings Plc*	18,840	289,686
Trinity Mirror Plc	42,590	452,529
Uniq Plc	2,050	4,679
Vodafone Group Plc	7,704,099	20,106,670
Westbury Plc	16,666	127,392
Whitbread Plc	39,679	666,626
William Morrison Supermarkets Plc	41,550	130,679
Wilson Bowden Plc	13,000	268,206
Wolverhampton & Dudley Breweries Plc	9,700	203,040
Woolworths Group Plc	191,054	113,247
WPP Group Plc	109,504	1,117,975
Xstrata	64,339	1,672,331
		97,817,866

TOTAL COMMON STOCKS (Identified Cost $326,517,307)		457,911,826

	FACE
	AMOUNT
RIGHTS - 0.0%

Norway - 0.0%
Norske Skogindustrier ASA, Zero Coupon Bond, 10/13/05expires 10/13/05*	$23,200	$40,811

TOTAL RIGHTS (Identified Cost $0)		40,811

	SHARES
SHORT-TERM INVESTMENTS - 0.6%

United States - 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,750,001	2,750,001
		2,750,002

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,750,002)		2,750,002
Total Investments - 99.1% (Identified Cost $329,267,309)#		460,702,639
Cash and Other Assets, Less Liabilities — 0.9%		4,112,304
Net Assets — 100%		$464,815,304

8

*                      Non-income producing security

#                      At September 30, 2005, the aggregate cost of investment securities for income tax purposes was identical. Net unrealized appreciation aggregated $131,435,330 of which $132,598,244 related to appreciated investment securities and $1,162,914 related to depreciated investment securities.

(a)               Bankrupt/delisted security.

(b)              Securities were valued at fair value.  Total market value of such investments amounted to $298,111, which represents 0.064% of net assets.

SA International HBtM Fund

Ten Largest Industry Holdings September 30, 2005

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	14.0%
Financial Services	10.1%
Insurance	9.7%
Telecommunications	7.1%
Building & Construction	5.5%
Diversified Operations	4.1%
Auto & Related	3.8%
Electronics	3.4%
Oil & Gas	3.1%
Metals & Mining	2.5%
63.3%

9

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2005 (Unaudited)

	SHARES	VALUE
MUTUAL FUNDS - 99.9%

Other - 99.9%
DFA International Small Company Portfolio	10,043,518	$162,704,998

TOTAL MUTUAL FUNDS (Identified Cost $101,022,662)		162,704,998

SHORT-TERM INVESTMENTS - 0.0%

Other - 0.0%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	1	1

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3)		3

Total Investments - 99.9% (Identified Cost $101,022,665)#		162,705,001
Liabilities, Less Cash and Other Assets — 0.1%		147,956
Net Assets — 100%		$162,852,957

1

#                      At September 30, 2005, the aggregate cost of investment securities for income tax purposes was identical. Net unrealized appreciation aggregated $61,682,336 , which related solely to appreciated investment securities.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

September 30, 2005

(Unaudited)

Value†

INVESTMENT COMPANIES (99.9%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company (34.3%)
(Cost $625,577,820)	$926,676,656
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company (32.4%)
(Cost $671,778,322)	875,753,613
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company (20.3%)
(Cost $441,168,772)	548,179,753
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company (12.9%)
(Cost $284,040,993)	347,260,720

TOTAL INVESTMENT COMPANIES
(Cost $2,022,565,907)	2,697,870,742

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.61%, 10/03/05
(Collateralized by $1,161,000 FNMA Note 2.95%, 11/14/07,
valued at $1,171,159) to be repurchased at $1,153,347
(Cost $1,153,000)	$1,153	1,153,000

TOTAL INVESTMENTS (100%) (Cost $2,023,718,907)††		$2,699,023,742

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $2,024,264,006.

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of thirty-seven portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  The Portfolio is a “Fund-of-Funds”, which invests in four series (the “master funds”) of The DFA Investment Company, which is also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the four master funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

		Shares	Value †
JAPAN — (77.2%)
COMMON STOCKS — (77.2%)
Industrials — (22.2%)
# *	A&A Material Corp.	164,000	$351,057
#	Advan Co., Ltd.	62,300	886,315
	ADVANEX, Inc.	78,000	320,877
	Aica Kogyo Co., Ltd.	181,000	2,275,255
	Aichi Corp.	186,800	1,186,424
	Aida Engineering, Ltd.	113,000	721,679
	Airport Facilities Co., Ltd.	120,970	640,442
	Airtech Japan, Ltd.	12,100	119,060
#	Alps Logistics Co., Ltd.	40,100	851,313
#	Altech Co., Ltd.	14,000	98,044
	Altech Corp.	17,050	198,256
	Amano Corp.	184,000	2,852,713
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	547,569
	Ando Corp.	206,000	635,130
	Anest Iwata Corp.	100,000	383,192
*	Arai-Gumi, Ltd.	34,450	67,977
	Asahi Diamond Industrial Co., Ltd.	178,000	1,387,685
	Asahi Kogyosha Co., Ltd.	78,000	341,490
	Asahi Pretec Corp.	54,600	1,077,378
*	Asahi Tec Corp.	118,000	264,024
	Asanuma Corp.	162,000	352,484
#	Asia Air Survey Co., Ltd.	17,000	85,210
	Asia Securities Printing Co., Ltd.	44,000	570,930
	Asunaro Construction, Ltd.	116,000	827,696
	Ataka Construction & Engineering Co., Ltd.	44,000	193,798
	Bando Chemical Industries, Ltd.	244,000	1,130,585
	Biken Techno Corp.	4,200	34,408
#	BSL Corp.	475,354	992,415
	Bunka Shutter Co., Ltd.	171,000	1,075,529
*	Cats, Inc.	15,400	407
	Central Security Patrols Co., Ltd.	31,400	252,539
	Chugai Ro Co., Ltd.	201,000	658,668
#	Chuo Denki Kogyo Co., Ltd.	54,000	314,429
#	CKD Corp.	152,000	1,372,445
	Commuture Corp.	112,202	984,436
#	Cosel Co., Ltd.	49,900	1,415,416
	CTI Engineering Co., Ltd.	38,200	343,235
	Dai-Dan Co., Ltd.	102,000	716,121
	Daifuku Co., Ltd.	179,000	2,428,295
#	Daihen Corp.	328,000	1,305,990
	Daiho Corp.	125,000	320,428
	Dai-Ichi Jitsugyo Co., Ltd.	119,000	551,392

1

	Daimei Telecom Engineering Corp.	100,000	1,045,631
	Daiseki Co., Ltd.	62,900	991,816
*	Daisue Construction Co., Ltd.	151,500	174,828
#	Daiwa Industries, Ltd.	119,000	650,978
	Danto Corp.	62,000	225,564
#	Densei-Lambda KK	42,584	579,566
	Denyo Co., Ltd.	66,000	823,837
	DMW Corp.	1,600	65,680
#	Eneserve Corp.	69,800	1,660,148
# *	Enshu, Ltd.	128,000	413,813
# *	Fudo Construction Co., Ltd.	407,200	753,277
*	Fuji Electric Construction Co., Ltd.	17,000	40,733
*	Fujita Corp.	36,510	353,457
#	Fujitec Co., Ltd.	224,000	1,252,995
	Fujitsu Devices, Inc.	59,000	741,138
	Fukuda Corp.	96,000	593,658
	Fukusima Industries Corp.	20,000	315,011
# *	Furukawa Co., Ltd.	1,006,000	2,188,883
	Furusato Industries, Ltd.	33,000	448,837
	Hakuyosha Co., Ltd.	57,000	184,778
	Haltec Corp.	32,000	78,365
*	Hamai Co., Ltd.	60,000	120,507
	Hanwa Co., Ltd.	534,000	2,253,224
*	Hazama Corp.	152,500	397,639
	Hibiya Engineering, Ltd.	96,000	926,004
#	Hisaka Works, Ltd.	41,000	502,748
	Hitachi Kiden Kogyo, Ltd.	27,000	122,252
	Hitachi Metals Techno, Ltd.	13,000	46,379
	Hitachi Plant Engineering & Construction Co., Ltd.	285,000	1,619,318
	Hitachi Tool Engineering, Ltd.	65,000	1,143,455
	Hitachi Transport System, Ltd.	100,000	889,711
# *	Hitachi Zosen Corp.	1,307,500	2,326,594
	Hokuriku Electrical Construction Co., Ltd.	36,000	130,021
# *	Hosokawa Micron Corp.	78,000	621,829
# *	Howa Machinery, Ltd.	235,000	443,006
*	Ichiken Co., Ltd.	48,000	99,366
	Iino Kaiun Kaisha, Ltd.	283,000	1,951,982
	i-Logistics Corp.	91,000	320,648
	Inaba Denki Sangyo Co., Ltd.	64,000	2,074,700
	Inabata and Co., Ltd., Osaka	141,000	1,352,616
*	Inoue Kogyo Co., Ltd.	92,000	89,147
	Inui Steamship Co., Ltd.	68,000	310,289
#	Iseki & Co., Ltd.	546,000	1,659,355
# *	Ishikawa Seisakusho, Ltd.	75,000	137,421
	Ishikawajima Construction Materials Co., Ltd.	18,000	53,118
	Ishikawajima Transport Machinery Co., Ltd.	30,000	100,423
	Itoki Crebio Corp.	116,000	844,045
#	Iwasaki Electric Co., Ltd.	183,000	612,579
#	Iwatani International Corp.	636,000	2,078,541
# *	J Bridge Corp.	127,000	1,985,773
#	Jalux, Inc.	31,200	544,186
	Jamco Corp.	49,000	339,271
	Japan Airport Terminal Co., Ltd.	143,700	1,392,442
*	Japan Bridge Corp.	31,000	44,785
#	Japan Cash Machine Co., Ltd.	76,115	1,555,557

2

	Japan Foundation Engineering Co., Ltd.	62,000	344,626
	Japan Maintenance Co., Ltd.	50,300	536,143
#	Japan Pulp and Paper Co., Ltd.	339,000	1,164,641
	Japan Servo Co., Ltd.	51,000	135,227
	Japan Steel Tower Co., Ltd.	44,000	262,016
#	Japan Steel Works, Ltd.	846,000	3,144,926
# *	Japan Storage Battery Co., Ltd.	925,000	1,914,861
#	Japan Transcity Corp.	164,000	810,465
# *	JFE Shoji Holdings, Inc.	615,000	3,104,255
# *	Kamagai Gumi Co., Ltd.	313,800	1,252,215
	Kamei Corp.	89,000	1,080,356
	Kanaden Corp.	70,000	437,808
	Kanagawa Chuo Kotsu Co., Ltd.	134,000	698,802
	Kanamoto Co., Ltd.	66,000	414,535
# *	Kanematsu Corp.	1,035,500	1,806,105
# *	Kanematsu-NNK Corp.	60,000	123,679
#	Katakura Industries Co., Ltd.	87,000	1,423,177
	Kato Works Co., Ltd.	109,000	401,357
*	Katsumura Construction Co., Ltd.	48,600	36,818
	Kawada Industries, Inc.	102,000	294,715
	Kawasho Gecoss Corp.	73,100	428,220
#	Keihin Co., Ltd.	178,000	566,050
# *	Kimmon Manufacturing Co., Ltd.	76,000	204,193
# *	Kimura Chemical Plants Co., Ltd.	27,000	115,354
#	Kinki Sharyo Co., Ltd., Nagaokakyo	150,000	603,858
*	Kinsho Corp.	21,000	78,805
#	Kintetsu World Express, Inc.	85,700	1,501,562
	Kioritz Corp.	143,000	449,709
#	Kitagawa Iron Works Co., Ltd.	203,000	464,940
	Kitano Construction Corp.	162,000	486,628
	Kitazawa Sangyo Co., Ltd.	17,500	53,647
	Kitz Corp.	306,000	1,792,548
	Kodensha Co., Ltd.	14,000	49,331
	Koike Sanso Kogyo Co., Ltd.	104,000	341,720
	Koito Industries, Ltd.	92,000	421,424
*	Kokusai Kogyo Co., Ltd.	88,000	419,380
	Komai Tekko, Inc.	74,000	226,850
	Kondotec, Inc.	30,000	253,171
	Kosaido Co., Ltd.	55,700	437,180
#	Kuroda Electric Co., Ltd.	81,900	1,446,525
	Kyodo Printing Co., Ltd.	240,000	1,073,996
#	Kyoei Sangyo Co., Ltd.	44,000	147,674
	Kyokuto Boeki Kaisha, Ltd.	63,000	263,610
	Kyokuto Kaihatsu Kogyo Co., Ltd.	67,400	705,349
	Kyosan Electric Manufacturing Co., Ltd.	136,000	464,834
	Kyowa Exeo Corp.	201,000	1,926,427
	Kyudenko Corp.	200,000	1,409,443
	Link Consulting Associates - Japan Corp.	24,300	90,547
*	Lonseal Corp.	99,000	192,733
	Maeda Corp.	358,000	2,421,987
	Maeda Road Construction Co., Ltd.	239,000	1,797,974
	Maezawa Industries, Inc.	46,300	393,175
	Maezawa Kaisei Industries Co., Ltd.	37,300	637,110
#	Makino Milling Machine Co., Ltd.	232,000	1,878,154
	Marubeni Construction Material Lease Co., Ltd.	54,000	150,793

3

	Maruwn Corp.	44,000	148,837
#	Maruyama Manufacturing Co., Inc.	108,000	482,347
	Maruzen Showa Unyu Co., Ltd.	205,000	718,728
	Matsuda Sangyo Co., Ltd.	53,000	675,106
	Matsui Construction Co., Ltd.	61,600	309,302
*	Matsuo Bridge Co., Ltd.	37,000	69,424
	Max Co., Ltd.	139,000	1,574,648
#	Meidensha Corp.	626,050	1,759,249
# *	Meiji Machine Co., Ltd.	90,000	122,093
	Meiji Shipping Co., Ltd.	58,000	218,675
*	Meisei Industrial Co., Ltd.	29,000	152,511
	Meito Transportation Co., Ltd.	22,000	184,109
# *	Meiwa Trading Co., Ltd.	119,000	618,481
	Mirai Group Co., Ltd.	49,000	115,248
# *	Mitsubishi Cable Industries, Ltd.	417,000	808,140
# *	Mitsubishi Kakoki Kaisha, Ltd.	149,000	413,451
	Mitsubishi Pencil Co., Ltd.	77,000	738,663
	Mitsuboshi Belting, Ltd.	213,000	1,259,012
# *	Mitsui Matsushima Co., Ltd.	117,000	245,296
	Mitsui-Soko Co., Ltd.	339,000	1,433,404
	Mitsumura Printing Co., Ltd.	73,000	401,268
	Miura Co., Ltd.	106,100	2,467,442
	Miura Printing Corp.	19,000	70,631
#	Miyaji Engineering Group	148,000	314,200
*	Mori Denki Mfg. Co., Ltd.	326,000	212,509
#	Mori Seiki Co., Ltd.	191,400	2,577,965
	Morita Corp.	100,000	546,159
	Moshi Moshi Hotline, Inc.	14,400	1,371,247
	Mystar Engineering Corp.	15,600	87,949
	Nabtesco Corp.	309,000	2,702,933
	NAC Co., Ltd.	25,100	395,559
#	Nachi-Fujikoshi Corp.	604,000	2,607,118
*	Nakano Corp.	49,000	125,176
	NEC System Integration & Construction, Ltd.	108,500	1,102,013
	Nichias Corp.	320,000	1,919,662
	Nichiban Co., Ltd.	75,000	281,448
#	Nichiha Corp.	92,480	1,481,049
	Nichireki Co., Ltd.	65,000	230,180
*	Nihon Spindle Manufacturing Co., Ltd.	56,000	129,739
	Nikkiso Co., Ltd.	169,000	1,056,994
	Nikko Co., Ltd., Akashi	66,000	222,674
#	Nippei Toyama Corp.	118,000	650,705
	Nippo Corp.	291,000	2,137,896
	Nippon Carbon Co., Ltd.	299,000	653,206
	Nippon Chutetsukan KK	44,000	101,163
*	Nippon Conveyor Co., Ltd.	100,000	153,277
	Nippon Densetsu Kogyo Co., Ltd.	162,000	1,131,660
	Nippon Denwa Shisetu Co., Ltd.	144,000	575,899
	Nippon Hume Corp.	60,000	220,402
#	Nippon Jogesuido Sekkei Co., Ltd.	175	243,569
#	Nippon Kanzai Co., Ltd.	49,300	1,105,255
	Nippon Koei Co., Ltd., Tokyo	190,000	636,011
	Nippon Konpo Unyu Soko Co., Ltd.	193,000	2,300,291
	Nippon Road Co., Ltd.	208,000	514,870
	Nippon Seisen Co., Ltd.	57,000	260,095

4

	Nippon Sharyo, Ltd.	365,000	906,712
	Nippon Signal Co., Ltd.	157,000	1,040,028
#	Nippon Thompson Co., Ltd.	185,000	1,393,367
	Nippon Tungsten Co., Ltd.	44,000	134,496
#	Nippon Yusoki Co., Ltd.	71,000	331,483
#	Nishimatsu Construction Co., Ltd.	238,000	995,860
	Nishishiba Electric Co., Ltd.	28,000	68,569
	Nissan Diesel Motor Co., Ltd.	64,000	332,065
#	Nissei Corp.	65,700	752,378
	Nissei Plastic Industrial Co., Ltd.	46,000	434,796
	Nissha Printing Co., Ltd.	115,000	2,340,116
#	Nisshin Fudosan Co., Ltd.	40,600	509,646
*	Nissho Iwai-Nichmen Holdings Corp.	195,000	1,111,390
	Nissin Corp.	248,000	793,023
	Nissin Electric Co., Ltd.	264,000	1,053,488
	Nitchitsu Co., Ltd.	14,000	36,135
	Nitta Corp.	72,900	1,030,695
	Nittan Co., Ltd.	23,000	84,285
	Nitto Boseki Co., Ltd.	651,000	1,588,504
	Nitto Electric Works, Ltd.	108,400	1,572,717
	Nitto Kohki Co., Ltd.	53,300	1,101,026
	Nitto Seiko Co., Ltd.	80,000	280,479
*	Nittoc Construction Co., Ltd.	61,000	135,950
#	Nittyu Co., Ltd.	7,437	1,133,369
	Nomura Co., Ltd.	138,000	624,841
#	Noritz Corp.	131,800	2,223,370
	Obayashi Road Corp.	65,000	171,203
	Odakyu Construction Co., Ltd.	29,000	81,492
*	Ohmori Co., Ltd.	18,400	15,236
	Oiles Corp.	59,160	1,196,020
	Okabe Co., Ltd.	46,000	207,065
*	Okabe Co., Ltd. Issue 05 When Issued	46,000	198,150
*	Okamoto Machine Tool Works, Ltd.	101,000	366,561
	Okamura Corp.	290,000	2,306,818
#	Oki Electric Cable Co., Ltd.	76,000	267,794
*	OKK Corp.	138,000	384,144
	Okuma and Howa Machinery, Ltd.	96,000	460,888
	Okuma Corp.	303,000	2,706,501
	O-M, Ltd.	46,000	127,237
	Onoken Co., Ltd.	42,000	677,061
	Organo Corp.	140,000	759,690
	Oriental Construction Co., Ltd.	51,900	264,255
	Original Engineering Consultants Co., Ltd.	9,000	40,433
	Oyo Corp.	70,500	786,232
	P.S. Mitsubishi Construction Co., Ltd.	58,300	243,944
# *	Pasco Corp.	180,500	483,369
#	Pasona, Inc.	850	1,722,163
	Patlite Corp.	21,340	438,944
# *	Penta-Ocean Construction Co., Ltd.	1,067,000	1,898,643
# *	PIA Corp.	17,200	306,061
	Pilot Corp.	91	408,827
	Raito Kogyo Co., Ltd.	138,100	594,881
#	Rasa Industries, Ltd.	146,000	442,424
	Rheon Automatic Machinery Co., Ltd.	40,000	142,001
	Riken Electric Wire Co., Ltd.	20,000	43,869

5

	Ryobi, Ltd.	447,000	2,575,211
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	166,702
# *	Sailor Pen Co., Ltd.	74,000	157,752
#	Sakai Heavy Industries, Ltd.	96,000	313,742
*	Sakurada Co., Ltd.	83,000	130,144
#	Sanix, Inc.	86,800	561,998
	Sanki Engineering Co., Ltd.	186,000	1,744,979
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	123,679
	Sankyo-Tateyama Holdings, Inc.	812,000	2,181,642
#	Sankyu, Inc., Tokyo	730,000	2,745,860
	Sanritsu Corp.	5,400	59,984
	Sanyo Denki Co., Ltd.	144,000	672,304
	Sanyo Engineering & Construction, Inc.	48,000	317,125
	Sanyo Industries, Ltd., Tokyo	72,000	204,863
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	362,000	749,383
*	Sata Construction Co., Ltd., Gumma	130,000	179,792
#	Sato Corp.	78,400	1,812,896
	Sato Shoji Corp.	52,000	639,006
	Sawafugji Electric Co., Ltd.	31,000	94,486
	Secom Joshinetsu Co., Ltd.	29,200	632,770
	Secom Techno Service Co., Ltd.	32,500	1,096,503
	Seibu Electric Industry Co., Ltd.	46,000	291,350
	Seika Corp.	179,000	428,894
*	Seikitokyu Kogyo Co., Ltd.	86,000	111,364
	Sekisui Jushi Co., Ltd.	112,000	890,909
	Senko Co., Ltd.	279,000	995,375
	Senshu Electric Co., Ltd.	21,300	329,294
#	Shibaura Mechatronics Corp.	120,000	929,175
	Shibusawa Warehouse Co., Ltd.	170,000	560,078
	Shibuya Kogyo Co., Ltd.	66,800	621,984
#	Shima Seiki Manufacturing Co., Ltd.	92,300	2,325,388
	Shin Nippon Air Technologies Co., Ltd.	52,680	383,313
	Shin-Keisei Electric Railway Co., Ltd.	109,000	400,396
#	Shinko Electric Co., Ltd.	340,000	964,412
#	Shin-Kobe Electric Machinery Co., Ltd.	117,000	628,700
	Shinmaywa Industries, Ltd.	311,000	1,906,765
#	Shinsho Corp.	219,000	742,733
#	Shinwa Kaiun Kaisha, Ltd.	359,000	1,141,640
*	Shiraishi Corp.	25,000	54,836
	Sho-Bond Corp.	69,300	733,779
#	Shoko Co., Ltd.	234,000	484,408
#	Showa Electric Wire & Cable Co., Ltd., Kawasaki	512,000	780,268
#	Showa Mining Co., Ltd.	88,000	259,690
	Sintokogio, Ltd., Nagoya	132,000	1,205,814
	Soda Nikka Co., Ltd.	35,000	152,616
	Sodick Co., Ltd.	112,000	1,547,992
	Space Co., Ltd.	33,180	393,706
	Subaru Enterprise Co., Ltd.	36,000	120,507
	Sugimoto & Co., Ltd.	20,500	283,157
*	Sumitomo Coal Mining Co., Ltd.	281,500	391,799
	Sumitomo Densetsu Co., Ltd.	69,800	273,002
# *	Sumitomo Mitsui Construction Co., Ltd.	151,560	1,052,055
	Sumitomo Precision Products Co., Ltd., Amagasaki City	109,000	551,145
#	Sumitomo Warehouse Co., Ltd.	311,000	1,906,765
	Sun Wave Corp.	96,000	310,359

6

#	Tadano, Ltd.	335,000	2,617,556
	Taihei Dengyo Kaisha, Ltd.	97,000	696,397
*	Taihei Kogyo Co., Ltd.	180,000	697,674
*	Taiheiyo Kouhatsu, Inc.	90,000	153,805
	Taiho Kogyo Co., Ltd.	57,400	646,205
	Taikisha, Ltd.	97,000	1,550,018
	Taisei Rotec Corp.	185,000	431,862
	Takada Kiko Co., Ltd.	44,000	277,519
	Takamatsu Corp.	50,300	2,104,695
	Takano Co., Ltd.	34,400	630,303
	Takaoka Electric Manufacturing Co., Ltd., Tokyo	250,000	594,609
	Takara Printing Co., Ltd.	23,550	241,060
	Takara Standard Co., Ltd.	252,000	1,522,833
	Takasago Thermal Engineering Co., Ltd.	203,000	1,525,361
#	Takashima & Co., Ltd.	90,000	229,915
	Takigami Steel Construction Co., Ltd.	50,000	330,338
	Takuma Co., Ltd.	227,000	1,793,684
	Tanseisha Co., Ltd.	26,000	123,679
	Tatsuta Electric Wire & Cable Co., Ltd.	137,000	427,220
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	432,558
	Techno Ryowa, Ltd.	38,200	302,854
	Tekken Corp.	393,000	775,476
	Teraoka Seisakusho Co., Ltd.	37,000	326,586
	Tetra Co., Ltd., Tokyo	64,000	222,128
	Toa Corp.	511,000	1,003,814
#	Toa Doro Kogyo Co., Ltd.	110,000	401,163
# *	Tobishima Corp.	351,500	498,516
	Tocalo Co., Ltd.	39,000	917,283
	Todentu Corp.	84,000	302,643
	Toenec Corp.	242,000	1,112,791
	Tohoku Telecommunications Construction Co., Ltd.	42,000	336,681
	Tokai Konetsu Kogyo Co., Ltd.	32,000	124,031
*	Tokai Lease Co., Ltd.	29,000	71,018
	Tokimec, Inc.	205,000	424,375
	Toko Electric Corp.	72,000	303,805
	Tokyo Biso Kogyo Corp.	19,000	234,320
	Tokyo Energy & Systems, Inc.	77,000	575,872
#	Tokyo Kikai Seisakusho, Ltd.	193,000	574,648
	Tokyo Leasing Co., Ltd.	165,200	2,335,677
	Tokyo Sangyo Co., Ltd.	46,500	180,233
	Toli Corp.	173,000	600,440
	Tomoe Corp.	84,000	281,184
#	Tonami Transportation Co., Ltd.	240,000	756,871
	Torishima Pump Manufacturing Co., Ltd., Osaka	62,000	409,619
#	Toshiba Machine Co., Ltd.	366,000	2,692,125
	Toshiba Plant Kensetsu Co., Ltd.	248,000	1,391,614
	Tosho Printing Co., Ltd.	156,000	691,226
	Totetsu Kogyo Co., Ltd.	73,000	408,342
	Toyo Bussan Co., Ltd.	36,300	372,529
*	Toyo Construction Co., Ltd.	644,000	987,104
#	Toyo Electric Co., Ltd.	91,000	355,920
#	Toyo Engineering Corp.	473,000	2,650,000
*	Toyo Shutter Co., Ltd.	77,000	114,632
	Toyo Wharf & Warehouse Co., Ltd.	182,000	426,462

7

	Trusco Nakayama Corp.	80,700	1,809,210
	Tsubaki Nakashima Co., Ltd.	130,000	1,929,616
	Tsubakimoto Chain Co.	435,000	2,456,263
	Tsubakimoto Kogyo Co., Ltd.	66,000	220,349
	Tsudakoma Corp.	164,000	457,963
	Tsugami Corp.	220,000	1,399,225
#	Tsukishima Kikai Co., Ltd.	115,000	979,607
	Tsurumi Manufacturing Co., Ltd.	61,000	631,387
	Tsuzuki Denki Co., Ltd.	36,000	166,173
	Uchida Yoko Co., Ltd.	123,000	636,020
	Ueki Corp.	47,000	111,372
	UFJ Central Leasing Co., Ltd.	53,000	2,306,378
#	Union Tool Co.	56,100	1,947,093
	Utoc Corp.	68,000	188,689
# *	Venture Link Co., Ltd.	308,600	864,471
#	Wakachiku Construction Co., Ltd.	303,000	616,570
	Weathernews, Inc.	15,800	101,742
#	Yahagi Construction Co., Ltd.	90,000	436,839
#	Yamato Corp.	50,000	217,583
	Yamaura Corp.	40,500	111,668
	Yamazen Co., Ltd.	229,000	1,167,997
	Yasuda Warehouse Co., Ltd.	74,000	610,800
	Yokogawa Bridge Corp.	98,400	606,765
	Yondenko Corp.	98,800	574,419
*	Yuasa Trading Co., Ltd.	478,000	1,082,153
	Yuken Kogyo Co., Ltd.	83,000	272,718
	Yurtec Corp.	202,000	1,231,360
	Yushin Precision Equipment Co., Ltd.	30,640	553,312
*	Z - Plus Holdings Co., Ltd.	52,000	161,698
Total Industrials
(Cost $272,014,300)			305,225,122

Consumer Discretionary — (17.0%)
#	ABILIT Corp.	45,000	1,427,061
	Aeon Fantasy Co., Ltd.	31,300	781,673
#	Ahresty Corp.	41,300	869,512
	Aichi Machine Industry Co., Ltd.	216,000	903,805
	Aigan Co., Ltd.	50,600	445,736
	Aisan Industry Co., Ltd.	133,600	1,544,073
#	Akebono Brake Industry Co., Ltd.	253,000	1,831,977
	Akindo Sushiro Co., Ltd.	10,300	254,959
#	Alpine Electronics, Inc.	154,900	2,499,796
#	Anrakutei Co., Ltd.	39,000	265,909
	AOI Advertising Promotion, Inc.	21,000	170,190
	Aoki International Co., Ltd.	117,100	1,808,283
	Araya Industrial Co., Ltd.	112,000	290,063
	Ashimori Industry Co., Ltd.	109,000	304,378
	Asics Trading Co., Ltd.	12,000	156,448
# *	Atom Corp.	44,300	257,558
#	Atsugi Co., Ltd.	509,000	838,469
	Aucnet, Inc.	18,500	376,453
#	Autoseven Co., Inc.	7,600	161,011
#	Avex, Inc.	112,900	1,967,197
#	Banpresto Co., Ltd.	28,900	768,834
	Belluna Co., Ltd.	65,130	2,053,959

8

#	Best Denki Co., Ltd.	302,000	1,229,070
# *	Bookoff Corp.	43,000	943,182
	Cabin Co., Ltd.	86,000	368,182
*	Catena Corp.	46,000	135,747
# *	Cecile Co., Ltd.	89,400	712,711
	Chiyoda Co., Ltd.	107,800	2,136,628
	Chofu Seisakusho Co., Ltd.	54,500	1,193,028
# *	Chori Co., Ltd.	405,000	966,834
	Chuo Spring Co., Ltd., Nagoya	137,000	619,107
	Chuo Woollen Mills, Ltd.	24,000	58,985
# *	Clarion Co., Ltd.	718,000	1,353,524
	Cleanup Corp.	114,000	1,095,613
#	Colowide Co., Ltd.	69,500	622,635
# *	Columbia Music Entertainment, Inc.	409,000	428,744
#	Copal Co., Ltd.	142,300	1,634,595
	Corona Corp.	68,900	1,145,299
*	Cross Plus, Inc.	13,200	310,465
	Culture Convenience Club Co., Ltd.	71,000	2,339,147
#	Cybozu, Inc.	184	379,281
#	D&M Holdings, Inc.	212,000	578,929
	Daido Kogyo Co., Ltd.	85,000	240,354
#	Daido Metal Co., Ltd.	94,000	801,550
#	Daidoh, Ltd.	95,000	1,148,168
	Daiki Co., Ltd.	49,900	514,297
# *	Daikyo, Inc.	580,000	2,503,524
	Dainichi Co., Ltd.	37,700	330,107
	Daisyo Corp.	53,200	647,192
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	62,156
# *	Daiwa Seiko, Inc.	343,000	688,901
	Daiwabo Co., Ltd.	336,000	615,645
	Descente, Ltd.	190,000	840,204
*	Dia Kensetsu Co., Ltd.	207,500	354,607
#	Doshisha Co., Ltd.	38,700	787,500
#	Doutor Coffee Co., Ltd.	54,200	954,420
	Dynic Corp.	98,000	329,774
	Eagle Industry Co., Ltd.	105,000	795,455
# *	Econach Co., Ltd.	26,000	44,891
	Eikoh, Inc.	12,100	114,264
	Exedy Corp.	129,400	2,849,718
	F.D.C. Products, Inc.	31,119	490,963
	Fine Sinter Co., Ltd.	31,000	128,347
#	France Bed Holdings Co., Ltd.	581,000	1,371,635
#	Fuji Co.,Ltd.	83,900	1,421,984
#	Fuji Corp, Ltd.	71,000	426,550
	Fuji Kiko Co., Ltd.	128,000	507,400
#	Fuji Kyuko Co., Ltd.	251,000	849,049
*	Fuji Spinning Co., Ltd., Tokyo	251,000	375,881
	Fujikura Rubber, Ltd.	54,000	336,786
#	Fujita Kanko, Inc.	281,000	1,497,578
	Fujitsu Business Systems, Ltd.	69,200	1,023,492
# *	Fujitsu General, Ltd.	273,000	887,394
# *	Furukawa Battery Co., Ltd.	45,000	110,201
	Fuso Lexel, Inc.	35,500	317,098
	Gakken Co., Ltd.	247,000	524,375
#	Genki Sushi Co., Ltd.	17,200	192,727

9

	Gigas K’s Denki Corp.	92,444	2,345,302
	Global-Dining, Inc.	6,200	39,924
# *	Goldwin, Inc.	117,000	390,618
	Gourmet Kineya Co., Ltd.	47,000	376,348
*	GSI Creos Corp.	120,000	276,956
*	H.I.S. Co., Ltd.	81,400	1,785,465
#	Happinet Corp.	29,900	661,108
	Haruyama Trading Co., Ltd.	33,100	535,047
	Himaraya Co., Ltd.	3,500	17,297
	Hitachi Powdered Metal Co., Ltd.	78,000	511,892
	Homac Corp.	97,100	1,147,032
	Horipro, Inc.	23,400	247,151
# *	Ichida and Co., Ltd.	23,400	38,753
#	Ichikawa Co., Ltd.	63,000	260,280
#	Ichikoh Industries, Ltd.	202,000	526,709
#	Imasen Electric Industrial Co., Ltd.	23,500	183,206
	Impact 21 Co., Ltd.	48,900	1,195,362
# *	Impress Corp.	771	441,464
	Inaba Seisa Kusho Co., Ltd.	43,400	735,185
	Ishizuka Glass Co., Ltd.	81,000	286,839
*	Izuhakone Railway Co., Ltd.	300	14,271
*	Izutsuya Co., Ltd.	245,000	394,952
*	Jac Holdings Co., Ltd.	255,600	351,247
# *	Janome Sewing Machine Co., Ltd.	376,000	566,385
# *	Japan General Estate Co., Ltd.	61,800	810,063
#	Japan Kenzai Co., Ltd.	60,240	421,871
#	Japan Vilene Co., Ltd.	164,000	1,001,163
	Japan Wool Textile Co., Ltd.	224,000	1,781,818
	Jeans Mate Corp.	19,240	232,195
	Joban Kosan Co., Ltd.	193,000	358,730
	Joint Corp.	47,500	2,213,487
#	Joshin Denki Co., Ltd.	147,000	778,251
	Juel Verite Ohkubo Co., Ltd	24,000	80,338
#	Juki Corp.	287,000	1,592,759
*	Jyomo Co., Ltd.	48,000	124,736
	Kabuki-Za Co., Ltd.	28,000	1,117,336
	Kadokawa Holdings, Inc.	64,200	2,137,738
#	Kahma Co., Ltd.	79,900	1,664,583
	Kanto Auto Works, Ltd., Yokosuka	180,600	2,400,682
	Kasai Kogyo Co., Ltd.	79,000	320,120
	Kato Sangyo Co., Ltd.	96,300	1,583,792
*	Kawai Musical Instruments Manufacturing Co., Ltd.	144,000	310,782
# *	Kawashima Textile Manufacturers, Ltd.	175,000	379,228
	Kayaba Industry Co., Ltd.	563,000	2,335,914
	Keiiyu Co., Ltd.	22,100	284,232
#	Keiyo Co., Ltd.	139,900	637,141
	Kentucky Fried Chicken Japan, Ltd.	55,000	1,051,357
#	Kenwood Corp.	945,000	1,873,018
#	Kinki Nippon Tourist Co., Ltd.	196,000	604,299
#	Kinugawa Rubber Industrial Co., Ltd.	139,000	325,705
#	Kisoji Co., Ltd.	52,600	858,596
	Koekisha Co., Ltd.	9,600	202,960
#	Kohnan Shoji Co., Ltd.	58,900	863,887
#	Kojima Co., Ltd.	94,000	1,068,182
	Komatsu Seiren Co., Ltd.	91,000	460,932

10

	Konaka Co., Ltd.	49,300	732,204
#	Konami Sports Corp.	71,900	1,153,998
	Kurabo Industries, Ltd.	642,000	1,787,104
	Kuroganeya Co., Ltd.	14,000	59,690
*	Kyokuto Co., Ltd. Issue 05 When Issued	33,700	352,674
#	Kyoritsu Maintenance Co., Ltd.	22,300	581,466
#	Kyoto Kimono Yuzen Co., Ltd.	224	741,931
	Kyowa Leather Cloth Co., Ltd.	38,800	299,408
#	Laox Co., Ltd.	144,000	438,901
*	Look, Inc.	72,000	218,182
	Maezawa Kyuso Industries Co., Ltd.	39,200	709,619
# *	Magara Construction Co., Ltd.	61,000	83,289
# *	Mamiya-Op Co., Ltd.	58,000	131,307
	Marche Corp.	10,700	92,748
	Mars Engineering Corp.	53,200	1,630,867
	Marubeni Telecom Co., Ltd.	117	127,801
	Maruei Department Store Co., Ltd.	72,000	196,617
# *	Maruzen Co., Ltd.	263,000	528,224
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	33,000	239,826
#	Matsuya Co., Ltd.	135,000	1,771,934
#	Matsuya Foods Co., Ltd.	47,700	899,207
#	Matsuzakaya Co., Ltd.	445,077	2,717,040
	Meiwa Industry Co., Ltd.	15,000	68,710
#	Misawa Resort Co., Ltd.	113,000	426,039
	Mitsuba Corp.	104,690	1,161,070
	Mitsui Home Co., Ltd.	158,000	885,201
	Miyuki Keori Co., Ltd.	73,000	322,815
	Mizuno Corp.	321,000	1,611,786
#	MOS Food Services, Inc.	79,000	1,139,905
#	MR Max Corp.	73,900	295,548
	Mutow Co., Ltd.	46,600	225,775
# *	Naigai Co., Ltd.	161,000	216,993
#	Nexyz Corp.	2,700	572,965
*	Nice Corp.	295,000	1,075,846
	Nichimo Co., Ltd.	54,000	151,744
# *	Nichimo Corp.	280,000	411,910
#	Nidec Tosok Corp.	31,700	381,450
	Nihon Eslead Corp.	34,248	799,482
*	Nihon Kentetsu Co., Ltd.	27,000	82,056
	Nihon Tokushu Toryo Co., Ltd.	44,000	296,512
	Nikko Travel Co., Ltd.	12,200	62,655
	Nippon Felt Co., Ltd.	56,000	299,436
#	Nippon Piston Ring Co., Ltd.	168,000	478,013
# *	Nippon Restaurant System, Inc.	36,200	1,074,648
#	Nippon Seiki Co., Ltd.	150,000	2,642,706
	Nishimatsuya Chain Co., Ltd.	89,700	3,255,497
	Nissen Co., Ltd.	134,600	1,754,827
	Nissin Kogyo Co., Ltd.	54,600	2,087,421
#	Nittan Valve Co., Ltd.	58,000	546,688
	Nitto Seimo Co., Ltd.	32,000	81,748
	Noritake Co., Ltd.	404,000	1,928,894
	Noritsu Koki Co., Ltd.	83,100	1,515,301
*	Omikenshi Co., Ltd.	122,000	204,193
*	Orient Watch Co., Ltd.	12,000	4,334
	Pacific Industrial Co., Ltd.	116,000	685,659

11

#	PanaHome Corp.	408,000	2,483,510
	Parco Co., Ltd.	209,000	1,680,911
#	Pentax Corp.	315,000	1,401,295
	Piolax, Inc.	27,300	549,511
	Press Kogyo Co., Ltd.	309,000	1,292,944
*	Renown D’urban Holdings, Inc.	93,800	1,098,961
#	Resorttrust, Inc.	95,640	2,670,708
	Rhythm Watch Co., Ltd.	344,000	693,939
	Right On Co., Ltd.	76,625	2,807,963
	Riken Corp.	271,000	1,754,625
	Ringer Hut Co., Ltd.	46,400	500,296
	Roland Corp.	64,400	1,256,572
	Royal Co., Ltd.	107,000	1,312,993
#	Sagami Chain Co., Ltd.	48,000	404,228
	Sagami Co., Ltd.	66,000	237,209
	Sagami Rubber Industries Co., Ltd.	15,000	49,947
	Saint Marc Co., Ltd.	26,100	1,239,244
#	Saizeriya Co., Ltd.	123,600	1,420,877
	Sakai Ovex Co., Ltd.	124,000	264,341
	Sanden Corp.	346,000	1,572,727
#	Sanei-International Co., Ltd.	35,400	1,418,869
	Sankyo Seiko Co., Ltd.	132,000	783,721
	Sanoh Industrial Co., Ltd.	85,000	613,989
# *	Sanrio Co., Ltd.	197,800	1,913,182
	Sanyo Shokai, Ltd.	349,000	2,480,999
	Seiko Corp.	298,407	1,440,513
#	Seiren Co., Ltd.	155,000	1,855,576
	Senshukai Co., Ltd.	119,000	1,331,307
	Shaddy Co., Ltd.	49,000	504,158
*	Shikibo, Ltd.	291,000	504,995
#	Shinyei Kaisha	80,000	298,097
	Shiroki Co., Ltd.	196,000	531,783
	Shobunsha Publications, Inc.	42,800	693,728
#	Shochiku Co., Ltd.	277,000	1,854,475
	Showa Aircraft Industry Co., Ltd.	79,000	849,013
	Showa Corp.	39,500	571,692
*	Showa Rubber Co., Ltd.	156,000	136,047
*	Silver Ox, Inc.	30,000	74,524
# *	Silver Seiko, Ltd.	457,000	289,852
#	Simree Co., Ltd.	24,900	161,218
	SK Japan Co., Ltd.	8,250	61,483
	SNT Corp.	58,300	324,574
*	Sofmap Co., Ltd.	9,300	43,420
	Sotoh Co., Ltd.	12,000	185,412
	SPK Corp.	7,800	122,648
	Suminoe Textile Co., Ltd.	159,000	410,386
*	Suzutan Co., Ltd.	13,200	80,116
*	SXL Corp.	129,000	175,000
	Tachikawa Corp.	43,800	300,951
	Tachi-S Co., Ltd.	78,840	820,208
*	Taka-Q Co., Ltd.	34,500	102,114
# *	Takara Co., Ltd.	224,000	684,708
	Tasaki Shinju Co., Ltd.	70,000	304,616
#	Taya Co., Ltd.	5,000	38,804
*	TDF Corp.	11,000	45,736

12

	Tecmo, Ltd.	57,800	608,448
	Teikoku Piston Ring Co., Ltd.	85,000	914,244
	Teikoku Sen-I Co., Ltd.	62,000	275,264
#	Ten Allied Co., Ltd.	37,000	159,708
	Tenma Corp.	79,600	1,409,408
	Tigers Polymer Corp.	40,000	256,519
*	Toabo Corp.	140,000	182,523
	Toei Co., Ltd.	373,000	2,142,319
*	Tohoku Misawa Homes Co., Ltd.	24,000	68,922
#	Tohoku Pioneer Corp.	49,600	563,199
*	Tohto Suisan Co., Ltd.	80,000	220,578
*	Tokai Kanko Co., Ltd.	618,000	315,751
	Tokai Senko KK, Nagoya	47,000	99,780
	Tokyo Dome Corp.	314,000	1,726,004
	Tokyo Nissan Auto Sales Co., Ltd.	97,000	561,390
	Tokyo Soir Co., Ltd.	34,000	148,855
#	Tokyotokeiba Co., Ltd.	742,000	2,013,178
	Tokyu Recreation Corp.	63,000	342,970
#	Tomy Co., Ltd.	48,600	406,712
*	Tomy Co., Ltd. Warrants	48,600	410,994
	Topre Corp.	136,000	1,172,868
# *	Tosco Co., Ltd.	59,000	275,458
	Totenko Co., Ltd.	35,000	101,744
#	Touei Housing Corp.	67,540	1,380,310
#	Toyo Radiator Co., Ltd.	186,000	961,786
	Toyo Tire & Rubber Co., Ltd.	541,000	2,845,111
	Tsukamoto Co., Ltd.	44,000	98,837
	Tsutsumi Jewelry Co., Ltd.	50,400	1,549,471
	Unitika, Ltd.	1,244,000	2,082,100
	U-Shin, Ltd.	54,000	518,499
#	Watabe Wedding Corp.	18,900	312,003
#	Watami Food Service Co., Ltd.	97,700	1,411,452
*	Wondertable, Ltd.	69,000	152,563
	Xebio Co., Ltd.	28,500	1,134,778
	XNET Corp.	57	142,600
#	Yamatane Corp.	273,000	557,928
	Yamato International, Inc.	43,000	301,136
	Yellow Hat, Ltd., Tokyo	49,200	468,076
	Yokohama Reito Co., Ltd.	112,000	894,856
#	Yomiuri Land Co., Ltd.	209,000	1,447,093
	Yonex Co., Ltd.	41,000	426,180
	Yorozu Corp.	45,000	421,379
	Yoshimoto Kogyo Co., Ltd.	81,000	1,138,795
	Yoshinoya D&C Co., Ltd.	50	74,436
	Yuasa Funashoku Co., Ltd.	112,000	337,421
#	Zenrin Co., Ltd.	95,900	2,103,515
#	Zensho Co., Ltd.	69,500	1,122,212
*	Zensho Co., Ltd. Issue 05 When Issued	69,500	1,122,212
Total Consumer Discretionary
(Cost $200,219,429)			232,842,089

Information Technology — (9.0%)
	Aichi Tokei Denki Co., Ltd.	94,000	313,830
	Aiphone Co., Ltd.	51,900	870,486
#	Allied Telesis Holdings KK	200,200	1,359,709

13

#	Alpha Systems, Inc.	26,900	629,136
	Anritsu Corp.	332,000	1,792,777
	AOI Electronics Co., Ltd.	24,900	432,548
*	Apic Yamada Corp.	20,000	50,740
	Argo 21 Corp.	22,400	208,372
	Arisawa Manufacturing Co., Ltd.	139,400	2,658,571
	Asti Corp.	8,000	89,006
	CAC Corp.	52,200	575,708
	Canon Electronics, Inc.	71,000	2,070,208
	Canon Finetech, Inc.	108,070	2,075,340
#	Capcom Co., Ltd.	148,100	1,630,770
	Chino Corp.	89,000	312,033
	CMK Corp.	118,000	1,958,351
	Computer Engineering & Consulting, Ltd.	38,100	415,166
	Core Corp.	27,400	288,434
	Cresco, Ltd.	11,600	141,117
	Daikoku Denki Co., Ltd.	34,200	994,186
	Daiwabo Information System Co., Ltd.	40,000	658,210
#	Denki Kogyo Co., Ltd.	183,000	1,325,106
#	Dodwell B.M.S., Ltd.	125,400	872,674
	DTS Corp.	31,500	1,046,115
# *	Eaccess, Ltd.	3,100	2,334,831
	Eizo Nanao Corp.	56,800	1,851,304
*	Elna Co., Ltd.	34,000	68,288
	Enplas Corp.	53,100	1,450,053
*	FDK Corp.	260,000	563,425
	Foster Electric Co., Ltd.	58,000	490,486
	Fujitsu Access, Ltd.	59,000	334,188
	Fujitsu Fronttec, Ltd.	56,200	602,001
# *	Future System Consulting Corp.	241	471,300
*	Graphtec Corp.	39,000	73,177
	Hakuto Co., Ltd.	54,900	865,671
#	Hitachi Business Solution Co., Ltd.	22,700	155,973
	Hitachi Information Systems, Ltd.	111,400	2,232,514
	Hitachi Kokusai Electric, Inc.	258,000	2,545,455
#	Hitachi Mobile Co., Ltd.	38,000	244,697
	Hitachi Systems & Services, Ltd.	63,000	1,209,831
	Hochiki Corp.	42,000	169,820
	Hokuriku Electric Industry Co., Ltd.	204,000	472,622
	Horiba, Ltd.	100,000	2,404,863
	Hosiden Corp.	190,000	1,991,720
	Icom, Inc.	35,900	1,075,229
#	Idec Izumi Corp.	92,000	1,261,029
# *	Ikegami Tsushinki Co., Ltd.	102,000	221,934
#	Ines Corp.	140,500	964,143
	I-Net Corp.	18,300	113,005
#	Information Services International-Dentsu, Ltd.	65,100	735,758
	Intec, Inc.	126,128	1,404,385
# *	Invoice, Inc.	22,147	1,835,829
	Ishii Hyoki Co., Ltd.	8,600	104,924
	Iwatsu Electric Co., Ltd.	207,000	454,043
#	Japan Aviation Electronics Industry, Ltd.	70,000	830,603
	Japan Business Computer Co., Ltd.	46,300	340,969
	Japan Digital Laboratory Co., Ltd.	73,500	776,308
	Japan Information Processing Service Co., Ltd.	31,800	205,333

14

# *	Japan Radio Co., Ltd.	354,000	1,493,710
	Jastec Co., Ltd.	16,400	332,276
	Jiec Co., Ltd.	87	85,835
	Kaga Electronics Co., Ltd.	73,000	1,826,286
	Kanematsu Electronics, Ltd.	45,500	325,458
	Kawatetsu Systems, Inc.	112	140,099
	Koa Corp.	105,600	893,023
	Komatsu Electronics Metals Co., Ltd.	74,200	692,847
#	Kubotek Corp.	285	268,631
	Kyoden Co., Ltd.	123,000	763,874
	Kyowa Electronic Instruments Co., Ltd.	52,000	221,705
	Macnica, Inc.	43,900	1,179,484
	Marubeni Infotec Corp.	21,000	93,790
	Marubun Corp.	67,600	774,137
#	Maruwa Co., Ltd.	22,000	567,829
	Maspro Denkoh Corp.	38,900	384,477
#	Megachips Corp.	59,900	685,958
	Melco Holdings, Inc.	9,000	261,628
#	Mimasu Semiconductor Industry Co., Ltd.	58,300	834,545
	Miroku Jyoho Service Co., Ltd.	63,000	224,207
	Mitsui High-Tec, Inc.	104,300	1,258,730
	Mitsui Knowledge Industry Co., Ltd.	20,100	168,208
	Mitsumi Electric Co., Ltd.	182,700	1,854,038
	Moritex Corp.	15,000	109,540
*	Mutoh Industries, Ltd.	102,000	296,512
*	Nagano Japan Radio Co., Ltd.	63,000	136,522
	Nakayo Telecommunications, Inc.	49,000	249,489
	NEC Infrontia Corp.	283,000	1,216,561
#	NEC Mobiling, Ltd.	31,300	561,095
#	NEC Tokin Corp.	275,000	1,380,814
#	Netmarks, Inc.	402	789,693
#	New Japan Radio Co., Ltd.	72,000	504,863
#	Nihon Dempa Kogyo Co., Ltd.	50,600	1,528,876
#	Nihon Inter Electronics Corp.	76,700	533,089
	Nippon Avionics Co., Ltd.	62,000	251,779
	Nippon Ceramic Co., Ltd.	51,000	792,944
	Nippon Chemi-Con Corp.	317,000	1,801,136
#	Nippon System Development Co., Ltd.	63,900	1,604,255
	Nippon Systemware Co., Ltd.	20,000	140,592
	Nissho Electronics Corp.	49,900	342,425
	NIWS Co., Ltd.	1,627	1,949,190
	Nohmi Bosai, Ltd.	102,000	584,038
	Okaya Electric Industries Co., Ltd.	32,000	127,977
	Ono Sokki Co., Ltd.	71,000	439,059
#	Origin Electric Co., Ltd.	85,000	500,925
	Osaki Electric Co., Ltd.	88,000	611,628
	PCA Corp.	12,000	224,101
	Pulstec Industrial Co., Ltd.	21,200	101,779
	Ricoh Elemex Corp.	49,000	397,542
	Rikei Corp.	22,500	66,200
	Riken Keiki Co., Ltd.	48,000	347,146
#	Roland DG Corp.	44,900	1,103,515
	Ryoden Trading Co., Ltd.	113,000	825,203
	Ryosan Co., Ltd.	96,000	2,503,171
	Ryoyo Electro Corp.	80,700	1,208,510

15

	Sanko Co., Ltd.	12,000	99,366
	Sanshin Electronics Co., Ltd.	79,000	799,604
	Satori Electric Co., Ltd.	42,180	620,513
	Sekonic Corp.	17,000	51,365
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	955,779
	Shinkawa, Ltd.	50,800	1,002,396
	Shinko Shoji Co., Ltd.	57,000	596,010
#	Shizuki Electric Co., Inc.	47,000	151,533
	Siix Corp.	25,800	395,000
	SMK Corp.	200,000	1,180,409
	Software Research Associates, Inc.	15,100	259,382
	Sokkisha Co., Ltd.	69,000	214,561
	Sorun Corp.	67,400	427,484
*	SPC Electronics Corp.	29,000	114,447
	Star Micronics Co., Ltd.	133,000	1,682,417
#	Sumida Corp.	48,149	960,690
	SunTelephone Co., Ltd.	75,000	498,811
	Tabai Espec Corp.	49,000	656,096
	Tachibana Eletech Co., Ltd.	39,000	388,901
	Tamura Corp.	164,000	606,765
	Tamura Taiko Holdings, Inc.	150,000	1,043,869
# *	Teac Corp.	493,000	712,227
	Teikoku Tsushin Kogyo Co., Ltd.	110,000	544,574
	TKC Corp.	75,200	1,328,189
	Toko, Inc.	232,000	700,987
	Tokyo Denpa Co., Ltd.	11,000	132,752
	Tokyo Electron Device, Ltd.	198	455,233
	Tomen Electronics Corp.	37,900	1,004,924
	Tose Co., Ltd.	12,200	176,251
	Toshiba Ceramics Co., Ltd.	350,000	1,103,770
# *	Totoku Electric Co., Ltd., Tokyo	91,000	191,587
	Toukei Computer Co., Ltd.	19,610	240,979
#	Towa Corp.	33,000	188,953
*	Towa Meccs Corp.	75,000	103,066
# *	Toyo Communication Equipment Co., Ltd.	124,000	824,700
#	Toyo Corp.	82,500	927,326
#	Trans Cosmos, Inc.	53,800	2,511,804
	Tsuzuki Densan Co., Ltd.	14,200	81,057
#	Uniden Corp.	130,000	1,903,277
	Ve Data, Inc.	25,000	77,960
	Yamaichi Electronics Co., Ltd.	40,900	544,036
	Yamatake Corp.	165,700	3,116,363
	Yaskawa Information Systems Corp.	23,400	114,815
	Yokowo Co., Ltd.	45,000	403,145
	Zuken, Inc.	69,100	752,966
Total Information Technology
(Cost $114,289,126)			123,031,587

Materials — (8.5%)
	Achilles Corp.	549,000	1,088,134
	Agro-Kanesho Co., Ltd.	7,000	56,422
	Arakawa Chemical Industries, Ltd.	34,500	527,286
	Aronkasei Co., Ltd.	83,000	407,250
	Asahi Denka Kogyo KK	169,000	1,982,981
	Asahi Organic Chemicals Industry Co., Ltd.	244,000	945,736

16

	Chuetsu Pulp and Paper Co., Ltd.	259,000	677,616
# *	Chugai Mining Co., Ltd.	373,800	513,679
	Chugoku Marine Paints, Ltd.	152,000	779,281
#	Chugokukogyo Co., Ltd.	69,000	201,189
# *	Co-Op Chemical Co., Ltd.	115,000	238,064
# *	Dai Nippon Toryo, Ltd.	286,000	549,225
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	275,159
	Daiken Corp.	317,000	1,251,022
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	224,000	1,219,450
	Dainippon Shigyo Co., Ltd.	25,000	106,809
#	Daiso Co., Ltd.	244,000	1,008,069
	DC Co., Ltd.	58,000	195,684
	Dijet Industrial Co., Ltd.	34,000	106,325
#	FP Corp.	56,100	1,704,942
	Fujikura Kasei Co., Ltd.	61,000	537,350
	Fumakilla, Ltd.	59,000	165,275
	Geostar Corp.	10,000	39,200
#	Godo Steel, Ltd.	397,000	1,867,495
#	Gun-Ei Chemical Industry Co., Ltd.	207,000	771,327
	Harima Chemicals, Inc.	47,000	283,606
	Hodogaya Chemical Co., Ltd.	184,000	1,230,233
	Hokkai Can Co., Ltd., Tokyo	133,000	422,947
	Hokko Chemical Industry Co., Ltd.	47,000	190,865
	Hokuetsu Paper Mills, Ltd.	429,000	2,301,453
	Hokushin Co., Ltd.	39,900	88,924
	Honshu Chemical Industry Co., Ltd.	17,000	112,315
	Ihara Chemical Industry Co., Ltd.	106,000	379,105
	ISE Chemicals Corp.	38,000	210,553
#	Ishihara Sangyo Kaisha, Ltd.	952,500	2,005,351
# *	Ishii Iron Works Co., Ltd.	77,000	199,419
#	JSP Corp.	72,500	661,007
	Kanto Denka Kogyo Co., Ltd.	110,000	401,163
	Kasei (C.I.) Co., Ltd.	73,000	293,878
	Katakura Chikkarin Co., Ltd.	43,000	161,364
*	Kawasaki Kasei Chemicals, Ltd.	88,000	188,372
#	Kishu Paper Co., Ltd.	187,000	543,605
	Koatsu Gas Kogyo Co., Ltd.	135,000	721,855
	Kohsoku Corp.	48,000	327,273
	Komatsu Wall Industry Co., Ltd.	20,800	362,058
	Konishi Co., Ltd.	41,700	455,497
	Kumiai Chemical Industry Co., Ltd., Tokyo	179,000	438,354
#	Kureha Chemical Industry Co., Ltd.	493,000	2,332,109
	Kurimoto, Ltd.	314,000	940,451
#	Kurosaki Harima Corp.	201,000	841,041
	MEC Co., Ltd.	22,000	348,837
	Mesco, Inc.	15,000	52,854
# *	Mitsubishi Paper Mills, Ltd.	782,000	1,253,735
	Mitsubishi Plastics, Inc.	548,000	1,568,887
#	Mitsubishi Shindoh Co., Ltd.	107,000	306,334
#	Mitsubishi Steel Manufacturing Co., Ltd.	356,000	1,455,109
# *	Mitsui Mining Co., Ltd.	384,000	1,116,279
	Mory Industries, Inc.	85,000	298,009
	Nakabayashi Co., Ltd.	112,000	331,501
	Nakayama Steel Works, Ltd.	327,000	1,760,016
#	Neturen Co., Ltd., Tokyo	106,000	839,447

17

	Nichia Steel Works, Ltd.	114,900	609,318
#	Nifco, Inc.	145,000	2,456,263
	Nihon Kagaku Sangyo Co., Ltd.	32,000	205,215
	Nihon Matai Co., Ltd.	50,000	125,088
	Nihon Nohyaku Co., Ltd.	170,000	470,226
	Nihon Parkerizing Co., Ltd.	171,000	2,059,170
	Nihon Seiko Co., Ltd.	11,000	39,632
*	Nippon Carbide Industries Co., Inc., Tokyo	139,000	244,891
	Nippon Chemical Industrial Co., Ltd.	192,000	531,078
#	Nippon Concrete Industries Co., Ltd.	88,000	265,116
#	Nippon Denko Co., Ltd.	280,000	1,035,941
	Nippon Fine Chemical Co., Ltd.	50,000	311,399
	Nippon Foil Mfg., Co., Ltd.	51,000	148,705
# *	Nippon Kasei Chemical Co., Ltd.	260,000	682,523
	Nippon Kinzoku Co., Ltd.	130,000	324,084
# *	Nippon Koshuha Steel Co., Ltd.	350,000	783,122
#	Nippon Metal Industry Co., Ltd.	440,000	988,372
	Nippon Pigment Co., Ltd.	11,000	43,023
#	Nippon Pillar Packing Co., Ltd.	43,000	299,242
	Nippon Soda Co., Ltd.	350,000	1,069,856
	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	687,808
	Nippon Valqua Industries, Ltd.	242,000	805,814
#	Nippon Yakin Kogyo Co., Ltd.	230,000	911,734
	Nittetsu Mining Co., Ltd.	208,000	1,123,185
	Nitto FC Co., Ltd.	72,000	454,123
	Noda Corp.	33,800	219,736
	NOF Corp.	523,000	2,312,773
	Okamoto Industries, Inc.	317,000	1,142,116
	Okura Industrial Co., Ltd.	148,000	840,909
#	Osaka Steel Co., Ltd.	108,800	1,739,535
	Pacific Metals Co., Ltd.	508,000	2,505,990
	Riken Technos Corp.	143,000	570,640
# *	S Science Co., Ltd.	2,105,000	1,186,751
#	S.T. Chemical Co., Ltd.	71,700	1,023,835
	Sakai Chemical Industry Co., Ltd.	235,000	1,122,005
	Sakata INX Corp.	157,000	821,512
#	Sanyo Chemical Industries, Ltd.	305,000	2,418,076
#	Sanyo Special Steel Co., Ltd.	432,000	2,161,522
	Sekisui Plastics Co., Ltd.	256,000	877,237
	Shikoku Chemicals Corp.	126,000	626,004
	Shinagawa Refractories Co., Ltd.	162,000	613,636
	Shin-Etsu Polymer Co., Ltd.	201,000	1,938,821
	Showa Highpolymer Co., Ltd.	112,000	355,180
	Showa Tansan Co., Ltd.	49,000	181,290
	Somar Corp.	22,000	90,891
#	Stella Chemifa Corp.	28,400	697,992
	Sumitomo Light Metal Industries, Ltd.	951,000	2,077,590
	Sumitomo Pipe & Tube Co., Ltd.	76,000	492,072
	Sumitomo Seika Chemicals Co., Ltd.	158,000	531,677
#	Sumitomo Titanium Corp.	19,500	2,078,488
*	Sumitomo Titanium Corp. Issue 05 When Issued	19,500	2,044,133
	Taisei Lamick Co., Ltd.	13,100	355,426
#	Takasago International Corp.	243,000	1,155,920
#	Takiron Co., Ltd.	164,000	645,772
	Tateho Chemical Industries Co., Ltd.	26,500	114,385

18

	Tayca Corp.	96,000	399,154
*	Titan Kogyo Kabushiki Kaisha	36,000	97,992
#	Toda Kogyo Corp.	92,000	363,883
	Tohcello Co., Ltd.	83,000	533,739
# *	Toho Rayon Co., Ltd.	345,000	1,382,796
	Toho Titanium Co., Ltd.	61,000	3,648,608
#	Toho Zinc Co., Ltd.	312,000	1,338,478
*	Tohpe Corp.	36,000	71,670
#	Tokai Carbon Co., Ltd.	534,000	2,380,233
#	Tokai Pulp & Paper Co., Ltd.	157,000	517,248
	Tokushu Paper Manufacturing Co., Ltd.	111,000	590,592
	Tokyo Rope Manufacturing Co., Ltd.	404,000	896,829
#	Tokyo Tekko Co., Ltd.	85,000	423,802
	Tomoegawa Paper Co., Ltd.	80,000	252,995
	Tomoku Co., Ltd.	220,000	606,589
	Topy Industries, Ltd.	571,000	2,122,639
	Toyo Kohan Co., Ltd.	255,000	889,535
	Tsutsunaka Plastic Industry Co., Ltd.	92,000	399,542
	TYK Corp.	82,000	239,817
	Ube Material Industries, Ltd.	192,000	632,558
	Wood One Co., Ltd.	122,000	887,703
	Yamamura Glass Co., Ltd.	287,000	862,112
	Yamato Kogyo Co., Ltd.	160,000	2,483,439
	Yodogawa Steel Works, Ltd.	338,000	2,113,989
	Yuki Gosei Kogyo Co., Ltd.	31,000	111,143
#	Yushiro Chemical Industry Co., Ltd.	38,000	923,890
Total Materials
(Cost $103,051,034)			117,426,593

Financials — (8.0%)
	Aichi Bank, Ltd.	19,000	2,234,408
	Akita Bank, Ltd.	511,000	2,484,778
	Aomori Bank, Ltd.	458,000	1,863,953
# *	Azel Corp., Tokyo	89,000	199,137
	Bank of Okinawa, Ltd.	50,400	1,873,573
	Bank of Saga, Ltd.	441,000	1,872,463
	Bank of the Ryukyus, Ltd.	74,380	1,978,749
	Central Finance Co., Ltd.	221,000	1,382,223
	Century Leasing System, Inc.	128,000	1,623,679
# *	Chiba Kogyo Bank, Ltd.	129,700	2,604,968
	Chukyo Bank, Ltd.	532,000	1,818,323
#	Cosmo Securities Co., Ltd.	1,099,000	2,575,176
	Credia Co., Ltd.	14,000	222,851
*	Credia Co., Ltd. Issue 05 When Issued	14,000	223,714
	Daibiru Corp.	282,000	2,292,865
	Daiko Clearing Services Corp.	25,000	242,468
	Daisan Bank, Ltd.	450,000	1,617,336
	Daiwa Kosho Lease Co., Ltd.	375,000	2,186,839
	Diamond City Co., Ltd.	17,050	647,335
	Ehime Bank, Ltd.	365,000	1,736,258
#	Eighteenth Bank, Ltd.	452,000	2,185,941
	Fukui Bank, Ltd.	618,000	2,422,569
#	Fukushima Bank, Ltd.	523,000	1,036,601
*	Generas Corp.	64,000	0
*	Gro-BeLS Co., Ltd.	134,000	266,772

19

	Hanshin Sogo Bank, Ltd.	965,000	2,567,213
	Higashi-Nippon Bank, Ltd.	452,000	2,508,457
#	Hokuetsu Bank, Ltd.	554,000	1,444,538
	Ichiyoshi Securities Co., Ltd.	121,000	1,370,736
	Jaccs Co., Ltd.	207,000	1,796,115
	Kagawa Bank, Ltd.	188,350	1,255,998
*	Kanto Tsukuba Bank, Ltd.	76,300	826,046
	Keihanshin Real Estate Co., Ltd.	93,000	604,598
	Kita-Nippon Bank, Ltd.	20,406	1,049,780
	Kiyo Bank, Ltd.	1,083,000	2,318,261
	Kobayashi Yoko Co., Ltd.	21,600	345,159
#	Kosei Securities Co., Ltd.	226,000	539,517
*	Kyushu-Shinwa Holdings, Inc.	785,000	1,853,242
	Marusan Securities Co., Ltd.	184,000	1,452,290
	Meiwa Estate Co., Ltd.	63,600	807,326
	Michinoku Bank, Ltd.	387,000	1,871,591
	Mito Securities Co., Ltd.	181,000	994,926
	Mitsubishi Tokyo Financial Group, Inc.	1	11,682
	Miyazaki Bank, Ltd.	364,000	1,795,631
*	Momiji Holdings, Inc.	479	1,358,686
	Nagano Bank, Ltd.	200,000	715,292
#	Nisshin Fire & Marine Insurance Co., Ltd.	467,000	1,859,443
#	Odakyu Real Estate Co., Ltd.	85,000	309,241
	Oita Bank, Ltd.	301,000	2,306,818
	Osaka Securities Finance Co., Ltd.	54,000	261,628
	Pocket Card Co., Ltd.	41,000	819,856
	Ricoh Leasing Co., Ltd.	77,400	2,154,545
	Sankei Building Co., Ltd.	159,000	977,643
	Sanyo Electric Credit Co., Ltd.	83,700	1,799,049
	Shimizu Bank, Ltd.	23,200	1,148,555
	Shinki Co., Ltd.	176,300	1,717,652
	Shoei Co., Ltd.	31,680	586,047
	Shokusan Bank, Ltd.	98,000	336,681
#	Suruga Corp.	22,700	1,087,808
#	Tachihi Enterprise Co., Ltd.	35,450	1,505,189
	Takagi Securities Co., Ltd.	125,000	475,687
	The Daito Bank, Ltd.	232,000	586,540
	TOC Co., Ltd.	330,950	1,399,366
	Tochigi Bank, Ltd.	295,000	2,097,119
	Toho Bank, Ltd.	578,000	2,825,846
	Toho Real Estate Co., Ltd.	140,000	694,327
#	Tohoku Bank, Ltd.	155,000	415,081
	Tokai Tokyo Securities Co., Ltd.	740,250	2,771,373
	Tokushima Bank, Ltd.	186,200	1,840,349
	Tokyo Rakutenchi Co., Ltd.	147,000	589,191
#	Tokyo Theatres Co., Inc., Tokyo	164,000	449,295
	Tokyo Tomin Bank, Ltd.	80,500	2,623,767
	Tokyu Community Corp.	31,700	812,606
#	Tokyu Livable Inc.	35,300	1,660,518
	Tomato Bank, Ltd.	251,000	663,319
	Tottori Bank, Ltd.	235,000	774,225
	Towa Bank, Ltd.	608,000	1,778,154
# *	Towa Real Estate Development Co., Ltd.	263,000	1,167,653
	Toyo Securities Co., Ltd.	214,000	951,991
	Yamagata Bank, Ltd.	456,000	2,365,962

20

	Yuraku Real Estate Co., Ltd.	131,000	775,476
Total Financials
(Cost $88,530,512)			109,668,063

Consumer Staples — (7.8%)
	Aderans Co., Ltd.	91,750	2,505,506
	Ahjikan Co., Ltd.	10,500	80,933
	Ariake Japan Co., Ltd.	81,600	1,865,328
	Asahi Soft Drinks Co., Ltd.	128,000	1,386,892
	Bull Dog Sauce Co., Ltd.	37,000	388,187
#	Calpis Co., Ltd.	191,000	1,327,511
*	Cawachi, Ltd.	31,100	1,210,906
	CFS Corp.	61,500	430,153
	Chuo Gyorui Co., Ltd.	61,000	153,145
	Coca-Cola Central Japan Co., Ltd.	233	1,882,144
	CVS Bay Area, Inc.	30,000	88,266
	DyDo Drinco, Inc.	40,100	1,374,110
	Echo Trading Co., Ltd.	4,000	57,153
	Ensuiko Sugar Refining Co., Ltd.	72,000	254,968
	Fancl Corp.	51,400	2,544,644
*	First Baking Co., Ltd.	98,000	205,462
	Fuji Oil Co., Ltd.	224,100	2,161,641
	Fujicco Co., Ltd.	69,000	1,045,455
#	Fujiya Co., Ltd.	283,000	658,140
	Hagoromo Foods Corp.	41,000	422,569
	Harashin Co., Ltd.	33,800	369,799
#	Hayashikane Sangyo Co., Ltd.	166,000	261,751
	Heiwado Co., Ltd.	151,000	2,468,781
*	Hohsui Corp.	56,000	112,967
	Hokkaido Coca-Cola Bottling Co., Ltd.	80,000	528,541
#	Hokuto Corp.	80,600	1,402,974
	Inageya Co., Ltd.	126,000	1,057,770
#	Itochu Shokuh Co., Ltd.	30,800	1,134,109
#	Itoham Foods, Inc.	539,000	2,198,353
	Izumiya Co., Ltd.	212,000	1,723,714
	Japan Carlit Co., Ltd.	46,000	397,111
	J-Oil Mills, Inc.	402,000	1,618,340
	K.R.S. Corp.	25,500	376,929
#	Kagome Co., Ltd.	204,800	2,020,578
	Kameda Seika Co., Ltd.	48,000	426,638
*	Kanebo, Ltd.	104,200	330,444
#	Kasumi Co., Ltd.	132,000	743,023
	Key Coffee, Inc.	56,400	751,205
	Kibun Food Chemifa Co., Ltd.	73,000	1,884,161
	Kinki Coca-Cola Bottling Co., Ltd.	159,000	1,567,310
	Kirindo Co., Ltd.	10,300	108,879
#	Kyodo Shiryo Co., Ltd.	225,000	408,298
#	Kyokuyo Co., Ltd.	241,000	581,695
#	Life Corp.	133,400	1,839,068
	Mandom Corp.	62,800	1,557,276
	Marudai Food Co., Ltd.	333,000	921,089
#	Maruetsu, Inc.	313,000	1,306,924
#	Maruha Group, Inc.	768,000	2,124,313
	Maruya Co., Ltd.	14,000	104,827
	Maxvalu Tohok Co., Ltd.	18,200	149,422

21

	Meito Sangyo Co., Ltd.	58,400	969,732
	Mercian Corp.	348,000	922,727
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,300,969
	Milbon Co., Ltd.	23,600	841,966
	Ministop Co., Ltd.	69,400	1,378,585
#	Mitsui Sugar Co., Ltd.	333,850	1,461,623
#	Miyoshi Oil & Fat Co., Ltd.	178,000	431,202
#	Morinaga & Co., Ltd.	697,000	1,927,925
	Morinaga Milk Industry Co., Ltd.	399,000	1,504,334
	Morishita Jinton Co., Ltd.	32,800	132,910
	Morozoff, Ltd., Osaka	50,000	130,814
	Myojo Foods Co., Ltd.	91,000	561,135
	Nagatanien Co., Ltd.	96,000	745,877
	Nakamuraya Co., Ltd.	152,000	636,011
	Nichiro Corp.	419,000	1,018,710
	Nihon Shokuh Kako Co., Ltd.	71,000	245,173
	Niitaka Co., Ltd.	7,260	78,599
#	Nippon Beet Sugar Manufacturing Co., Ltd.	363,000	876,163
	Nippon Flour Mills Co., Ltd.	447,000	1,858,562
#	Nippon Formula Feed Manufacturing Co., Ltd.	144,000	271,459
	Nippon Suisan Kaisha, Ltd.	529,000	2,064,368
	Nissin Sugar Manufacturing Co., Ltd.	102,000	314,482
	Nitto Flour Milling Co., Ltd.	90,000	287,791
#	Nosan Corp.	317,000	907,549
#	Oenon Holdings, Inc.	159,000	519,635
	Oie Sangyo Co., Ltd.	13,200	108,953
	Okuwa Co., Ltd.	113,000	1,406,527
	Olympic Corp.	48,200	483,613
	Oriental Yeast Co., Ltd.	77,000	501,260
	Pigeon Corp.	46,900	652,766
	Poplar Co., Ltd.	19,660	271,901
	Posful Corp.	47,600	241,522
*	Prima Meat Packers, Ltd.	533,000	746,538
	Q’Sai Co., Ltd.	81,600	790,698
	Riken Vitamin Co., Ltd.	56,200	1,403,515
	Rock Field Co., Ltd.	32,000	544,327
	S Foods, Inc.	77,500	729,805
	Sakata Seed Corp.	124,100	1,650,731
#	Seijo Corp.	27,200	692,459
*	Seven & I Holdings Co., Ltd.	43,550	1,442,459
	Shikoku Coca-Cola Bottling Co., Ltd.	55,700	773,284
	Shoei Foods Corp.	35,000	256,210
	Showa Sangyo Co., Ltd.	438,000	1,230,814
# *	Snow Brand Milk Products Co., Ltd.	577,000	2,587,148
	Snow Brand Seed Co., Ltd.	30,000	138,742
	Sonton Food Industry Co., Ltd.	43,000	446,970
#	Sotetsu Rosen Co., Ltd.	60,000	315,539
	Starzen Corp.	169,000	486,813
#	Sugi Pharmacy Co., Ltd.	63,700	2,339,931
#	T.Hasegawa Co., Ltd.	100,300	1,581,545
	The Nisshin Oillio Group, Ltd.	346,000	2,048,203
	Three F Co., Ltd.	12,200	104,998
*	Tobu Store Co., Ltd.	165,000	488,372
	Toho Co., Ltd.	58,000	425,599
	Tokyu Store Chain Corp.	175,000	790,830

22

	Torigoe Co., Ltd.	63,000	482,822
# *	Toyo Sugar Refining Co., Ltd.	105,000	177,590
*	Tsuruha Co., Ltd.	46,400	1,818,887
	U.Store Co., Ltd.	63,600	558,573
#	Unicafe, Inc.	14,260	204,001
	Unimat Offisco Corp.	45,500	541,094
#	Valor Co., Ltd.	61,200	1,940,803
	Wakodo Co., Ltd.	12,200	348,203
#	Warabeya Nichiyo Co., Ltd.	34,760	551,775
	Yaizu Suisankagaku Industry Co., Ltd.	27,500	281,734
	Yaoko Co., Ltd.	46,100	948,234
	Yomeishu Seizo Co., Ltd.	82,000	854,528
	Yonekyu Corp.	69,000	847,304
#	Yukiguni Maitake Co., Ltd.	60,580	298,311
Total Consumer Staples
(Cost $97,856,238)			107,443,634

Health Care — (3.1%)
	Aloka Co., Ltd.	63,000	481,158
	As One Corp.	44,580	942,495
	Create Medic Co., Ltd.	21,000	246,221
#	Eiken Chemical Co., Ltd.	54,000	625,529
	Fujirebio, Inc.	63,000	1,448,467
	Fuso Pharmaceutical Industries, Ltd.	234,000	783,298
	Hitachi Medical Corp.	100,000	1,275,546
	Hogy Medical Co., Ltd.	41,900	2,185,060
	Iwaki & Co., Ltd.	38,000	123,520
	Japan Medical Dynamic Marketing, Inc.	38,300	357,291
#	Jeol, Ltd.	210,000	1,098,837
	JMS Co., Ltd.	69,000	254,070
#	Kaken Pharmaceutical Co., Ltd.	236,000	1,754,616
	Kawamoto Corp.	4,000	25,722
	Kawanishi Holdings, Ltd.	3,500	45,939
	Kawasumi Laboratories, Inc.	35,000	246,344
	Mochida Pharmaceutical Co., Ltd.	330,000	2,322,674
#	Nichii Gakkan Co.	83,900	2,047,243
	Nihon Kohden Corp.	119,000	1,948,740
	Nikken Chemicals Co., Ltd.	171,000	524,207
# *	Nippon Chemiphar Co., Ltd.	87,000	574,789
	Nippon Shinyaku Co., Ltd.	170,000	1,359,760
	Nipro Corp.	171,000	2,568,314
	Nissui Pharmaceutical Co., Ltd.	34,000	232,118
	Paramount Bed Co., Ltd.	82,100	2,043,098
	Rion Co., Ltd.	5,000	29,510
	Rohto Pharmaceutical Co., Ltd.	136,000	1,200,423
*	Rohto Pharmaceutical Co., Ltd. Issue 05 When Issued	136,000	1,202,819
	Seikagaku Corp.	137,500	1,489,826
	Sogo Medical Co., Ltd.	13,400	263,231
#	SS Pharmaceutical Co., Ltd., Tokyo	318,000	2,532,347
	Teikoku Hormone Manufacturing Co., Ltd.	55,000	574,128
#	Topcon Corp.	120,000	2,996,829
	Torii Pharmaceutical Co., Ltd.	69,900	1,523,983
	Towa Pharmaceutical Co., Ltd.	37,700	893,349
# *	Toyama Chemicals Co., Ltd.	431,000	1,712,306
	Vital-Net, Inc.	98,800	650,137

23

	Wakamoto Pharmaceutical Co., Ltd.	77,000	288,275
#	Zeria Pharmacetical Co., Ltd.	116,000	1,148,555
Total Health Care
(Cost $35,870,688)			42,020,774

Energy — (1.0%)
	AOC Holdings, Inc.	20,000	398,168
# *	Fuji Kosan Co., Ltd.	178,000	337,121
	Itochu Enex Co., Ltd.	232,400	1,850,684
	Japan Oil Transportation Co., Ltd.	45,000	152,616
	Kanto Natural Gas Development Co., Ltd.	138,000	1,079,493
#	Kyoei Tanker Co., Ltd.	78,000	289,958
	Mitsuuroko Co., Ltd.	172,000	1,393,939
	Modec, Inc.	85,900	2,587,896
	Nippon Gas Co., Ltd.	104,000	987,597
#	Petrolub International Co., Ltd.	52,900	241,387
#	Sala Corp.	84,000	442,495
	San-Ai Oil Co., Ltd.	191,000	975,863
#	Shinko Plantech Co., Ltd.	104,000	426,920
	Sinanen Co., Ltd.	181,000	1,076,242
	Toa Oil Co., Ltd.	181,000	475,141
# *	Toyo Kanetsu KK	341,000	735,950
Total Energy
(Cost $12,026,662)			13,451,470

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	127,000	416,173
	Hokuriku Gas Co., Ltd.	64,000	195,631
	Okinawa Electric Power Co., Ltd.	41,310	2,263,462
	Saibu Gas Co., Ltd.	935,000	2,108,527
	Shizuokagas Co., Ltd.	178,000	1,335,941
	Tokai Corp.	174,000	792,442
Total Utilities
(Cost $5,495,020)			7,112,176

Telecommunication Services — (0.1%)
	JSAT Corp.	820	1,784,179
(Cost $1,910,247)

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	3,198
*	Fujii & Co., Ltd.	44,000	388
*	Gajoen Kanko KK	37,000	0
*	GKN D1 Tochigi Holdings Shares	51	149,604
*	Kakuei (L.) Corp.	100,000	881
*	Maruishi Holdings Co., Ltd.	214,000	1,885
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,048
*	Takarabune Corp.	26,000	229
Total Other
(Cost $2,265,327)			157,233

TOTAL COMMON STOCKS
(Cost $933,528,583)			1,060,162,920

24

RIGHTS/WARRANTS — (0.0%)
Other — (0.0%)
* Kanematsu Corp. Warrants 03/31/06	20,125	0
* Nittyu Co., Ltd. Series B Rights 09/30/05	250	38,236

TOTAL RIGHTS/WARRANTS
(Cost $0)		38,236

INVESTMENT IN CURRENCY — (0.0%)

* Japanese Yen		291,434
(Cost $292,815)		291,440

TOTAL — JAPAN
(Cost $933,821,398)		$1,060,492,590

EMU — (0.0%)

INVESTMENT IN CURRENCY
* Euro Currency		6
(Cost $6)

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (22.8%)
▲ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.30% and 3.35%, respectively, 10/03/05 (Collateralized by $482,374,255 U.S. STRIPS, rates ranging from 0% to 6.75%, maturities ranging from 02/15/06 to 08/15/26 & U.S. Treasury Note 4.00%, 09/30/07, valued at $315,603,112) to be repurchased at $309,495,786 (Cost $309,409,644)	$309,410	309,409,644

Repurchase Agreement, PNC Capital Markets, Inc. 3.61%, 10/03/05 (Collateralized by $3,106,000 FNMA Note 2.95%, 11/14/07, valued at $3,133,178) to be repurchased at $3,086,928 (Cost $3,086,000)	3,086	3,086,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $312,495,644)		312,495,644

TOTAL INVESTMENTS - (100.0%)
(Cost $1,246,317,048)††		$1,372,988,240

†	Securities have been fair valued. See Security Valuation Note.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,249,582,544.

25

ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

		Shares	Value †

AUSTRALIA — (44.6%)
COMMON STOCKS — (44.5%)
	A.I., Ltd.	129,195	$17,242
	A.P. Eagers, Ltd.	28,067	164,596
	AAV, Ltd.	192,653	177,770
#	ABB Grain, Ltd.	368,531	1,911,089
	ABC Learning Centres, Ltd.	729,584	3,482,953
*	Acclaim Exploration NL	435,905	10,637
*	Adacel Technologies, Ltd.	113,249	21,159
	ADCorp Australia, Ltd.	123,389	69,632
#	Adelaide Bank, Ltd.	278,219	2,741,241
	Adelaide Brighton, Ltd.	1,430,948	2,509,861
#	Adsteam Marine, Ltd.	723,620	990,542
	Adtrans Group, Ltd.	32,047	88,714
*	Agenix, Ltd.	267,186	56,033
*	AGT Biosciences, Ltd.	261,684	105,767
# *	Ainsworth Game Technology, Ltd.	314,923	142,896
	AJ Lucas Group, Ltd.	85,235	74,100
#	Alesco Corp., Ltd.	188,203	1,145,321
*	Alkane Exploration, Ltd.	185,165	30,360
*	Allegiance Mining NL	702,073	77,633
*	Altium, Ltd.	162,100	30,904
	Amalgamated Holdings, Ltd.	320,951	1,101,410
	Amcom Telecommunications, Ltd.	596,711	81,910
*	Amity Oil NL	372,573	173,316
*	Amrad Corp., Ltd.	211,023	72,417
*	Anadis, Ltd.	136,900	38,628
	Ansell, Ltd.	19,924	171,389
*	Antaeus Energy, Ltd.	193,687	13,737
#	ARB Corporation, Ltd.	151,288	344,964
# *	Arc Energy, Ltd.	459,772	764,358
	Ariadne Australia, Ltd.	277,334	74,023
	Arrow Pharmaceuticals, Ltd.	787,475	1,591,405
	Aspen Group, Ltd.	20,909	3,269
*	Atlas Group Holding, Ltd.	233,238	224,113
*	Atlas Pacific, Ltd.	82,585	15,115
	AuIron Energy, Ltd.	437,081	1,033,288
	Ausdrill, Ltd.	178,089	114,081
*	Ausmelt, Ltd.	36,118	7,988
	Auspine, Ltd.	115,651	320,150
*	Austal, Ltd.	444,288	735,228
# *	Austar United Communications, Ltd.	3,280,450	3,039,538
#	Austereo Group, Ltd.	1,080,140	1,363,251
	Austin Group, Ltd.	70,265	38,313
	Australand Property Group	766,964	1,096,666

1

#	Australian Agricultural Co., Ltd.	667,681	891,056
*	Australian Magnesium Corp., Ltd.	332,383	4,563
	Australian Pharmaceutical Industries, Ltd.	669,829	1,578,412
	Australian Pipeline Trust	726,465	1,911,313
# *	Australian Worldwide Exploration, Ltd.	929,537	1,594,950
	Auto Group, Ltd.	41,309	18,901
#	Autron Corporation, Ltd.	989,247	90,528
	AV Jennings Homes, Ltd.	496,066	525,838
	Avatar Industries, Ltd.	195,019	150,209
*	Avexa, Ltd.	67,761	9,560
*	Ballarat Goldfields NL	1,987,767	477,501
#	Bank of Queensland, Ltd.	262,336	2,470,716
	Baxter Group, Ltd.	89,652	380,130
#	BayCorp Advantage, Ltd.	538,318	1,424,513
	Beach Petroleum, Ltd.	1,951,255	1,391,309
	Beaconsfield Gold NL	89,078	25,134
	Bendigo Bank, Ltd.	367,307	3,081,200
# *	Bendigo Mining NL	651,655	571,496
*	Betcorp, Ltd.	273,622	56,339
*	Beyond International, Ltd.	61,256	17,751
*	Biota Holdings, Ltd.	265,336	271,143
	Blackmores, Ltd.	37,565	421,113
*	Blina Diamonds, Ltd.	13,703	4,232
#	Bolnisi Gold NL	724,156	516,347
#	Boom Logistics, Ltd.	355,517	799,798
*	Boulder Group NL	717,587	131,336
*	BQT Solutions, Ltd.	179,898	32,240
	Brazin, Ltd.	273,219	406,297
	Brickworks, Ltd.	24,266	228,170
	Bridgestone Australia, Ltd.	66,100	161,306
*	Broadcast Services Australia, Ltd.	337,438	64,333
*	Buka Mineral, Ltd.	210,323	52,128
	Cabcharge Austalia, Ltd.	296,963	1,367,846
	Campbell Brothers, Ltd.	111,270	836,668
	Candle Australia, Ltd.	113,820	211,790
*	Cape Range Wireless, Ltd.	3,581,304	62,815
# *	Capral Aluminium, Ltd.	276,367	309,814
*	Carpenter Pacific Resources, Ltd.	225,546	51,601
	CDS Technologies, Ltd.	61,294	115,922
	Cedar Woods Properties, Ltd.	77,414	171,205
*	Cellestis, Ltd.	220,327	443,578
	Cellnet Telecommunications Group, Ltd.	91,100	79,199
*	Centamin Egypt, Ltd.	996,437	254,561
#	Centennial Coal, Ltd.	728,106	2,765,170
	Central Equity, Ltd.	183,928	329,620
*	Charters Towers Gold Mines, Ltd.	727,142	80,405
*	Chemeq, Ltd.	166,742	151,318
	Chiquita Brands South Pacific, Ltd.	348,787	212,789
	Circadian Technologies, Ltd.	64,591	61,079
	Citect Corp., Ltd.	109,822	77,888
*	Climax Mining, Ltd.	870,299	69,688
# *	Clough, Ltd.	1,236,465	480,895
	Clover Corp., Ltd.	269,348	34,919
*	Cluff Resources Pacific NL	911,746	9,734

2

	CMI, Ltd.	81,810	102,317
*	CO2 Group, Ltd.	280,693	58,866
#	Coates Hire, Ltd.	674,612	2,417,964
	Codan, Ltd.	141,104	163,561
#	Coffey International, Ltd.	167,427	443,050
	Collection House, Ltd.	224,054	247,753
	Colorado Group, Ltd.	242,046	876,778
	Commander Communications, Ltd.	453,465	836,868
*	Compass Resources NL	88,000	102,677
#	Consolidated Minerals, Ltd.	589,015	1,904,540
*	Coplex Resources NL	231,400	15,882
#	Corporate Express Australia, Ltd.	479,055	2,246,769
	Count Financial, Ltd.	552,306	728,658
	Coventry Group, Ltd.	91,754	412,834
*	CPI, Ltd.	68,585	26,413
#	Crane Group, Ltd.	152,617	1,303,524
	Croesus Mining NL	798,235	216,101
*	Cue Energy Resources, Ltd.	452,354	96,590
	Danks Holdings, Ltd.	10,425	84,669
#	DCA Group, Ltd.	509,294	1,522,483
#	Devine, Ltd.	289,972	158,110
*	Dioro Exploration NL	297,142	14,502
*	Dominion Mining, Ltd.	192,017	66,627
	Downer Group, Ltd.	703,325	3,239,597
*	Dragon Mining NL	709,605	110,935
# *	E.R.G., Ltd.	1,647,173	207,263
*	Echelon Resources, Ltd.	7,950	2,425
*	Emporer Mines, Ltd.	324,668	74,278
	Energy Developments, Ltd.	385,015	1,318,323
*	Energy World Corp., Ltd.	325,630	8,691
#	Envestra, Ltd.	2,038,400	1,873,158
*	Environmental Solutions International, Ltd.	67,364	3,391
	Equigold NL	406,475	433,970
	Evans & Tate, Ltd.	164,154	42,563
	Excel Coal, Ltd.	196,410	1,178,790
*	Falcon Minerals, Ltd.	240,897	82,669
#	Fantastic Holdings, Ltd.	187,228	521,149
	FKP, Ltd.	496,338	1,835,765
#	Fleetwood Corp., Ltd.	115,978	580,200
#	Flight Centre, Ltd.	193,208	2,115,814
	Forest Enterprises Australia, Ltd.	570,767	278,572
# *	Fortescue Metals Group, Ltd.	591,213	2,173,146
#	Funtastic, Ltd.	312,883	496,299
	Futuris Corp., Ltd.	1,832,464	2,948,600
	Gale Pacific, Ltd.	123,557	162,067
#	GasNet Australia Group	343,500	738,710
	Gazal Corp., Ltd.	104,542	239,172
# *	Genetic Technologies, Ltd.	830,383	265,966
*	Geodynamics, Ltd.	212,778	308,303
*	Giants Reef Mining, Ltd.	1,400,196	26,695
	Globe International, Ltd.	882,836	235,638
*	Gold Aura, Ltd.	41,097	3,604
*	Goldstream Mining NL	151,648	39,320
	Gowing Bros., Ltd.	79,311	175,400

3

*	Gradipore, Ltd.	104,226	107,302
	Graincorp, Ltd. Series A	95,422	822,290
	Grand Hotel Group	473,257	332,034
	GRD, Ltd.	494,134	1,058,885
#	Great Southern Plantations, Ltd.	803,957	1,735,071
	Green’s Foods, Ltd.	193,688	90,101
	GUD Holdings, Ltd.	174,840	986,667
#	Gunns, Ltd.	921,934	2,320,127
*	Gutnick Resources NL	17,866	926
	GWA International, Ltd.	746,413	1,889,797
*	Gympie Gold, Ltd.	302,445	0
# *	Hardman Resources, Ltd.	1,706,925	3,163,142
	Harvey World Travel, Ltd.	87,638	137,007
	Healthscope, Ltd.	459,854	2,209,319
*	Henry Walker Eltin Group, Ltd.	463,214	0
*	Herald Resources, Ltd.	69,910	37,319
	HGL, Ltd.	89,156	129,182
#	Hills Industries, Ltd.	459,803	1,584,923
	Home Building Society, Ltd.	28,368	260,900
*	Horizon Oil, Ltd.	752,832	83,246
#	Housewares International, Ltd.	307,812	380,276
	HPAL, Ltd.	274,861	356,336
# *	Hutchison Telecommunications (Australia), Ltd.	1,455,265	338,485
#	IBA Health, Ltd.	552,155	168,430
*	ICSGlobal, Ltd.	155,693	36,213
	IInet, Ltd.	293,557	660,408
*	Imdex, Ltd.	135,662	26,899
	Incitec Pivot, Ltd.	122,614	1,479,260
*	Independent Practitioner Network, Ltd.	457,414	26,162
*	Indophil Resources NL	638,264	199,564
	Infomedia, Ltd.	696,356	257,556
	Institute of Drug Technology Australia, Ltd.	82,205	115,976
	Integrated Group, Ltd.	145,820	174,588
	Integrated Research, Ltd.	261,513	98,718
	Integrated Tree Cropping, Ltd.	91,500	73,965
*	Intellect Holdings, Ltd.	967,267	21,392
*	Intermoco, Ltd.	1,067,459	34,190
*	International All Sports, Ltd.	58,815	14,577
	Investor Group, Ltd.	197,909	747,083
#	Invocare, Ltd.	240,393	733,297
*	ION, Ltd.	419,349	0
#	IOOF Holdings, Ltd.	168,916	935,202
#	Iress Market Technology, Ltd.	281,018	900,081
	IWL, Ltd.	92,410	211,416
*	Ixla, Ltd.	89,921	1,577
#	JB Hi-Fi, Ltd.	281,832	713,553
	JDV, Ltd.	123,805	91,109
#	Jones (David), Ltd.	1,190,508	2,315,104
#	Jubilee Mines NL	358,412	2,093,675
*	Just Group, Ltd.	605,300	1,167,856
	K&S Corp., Ltd.	140,818	375,858
*	Kagara Zinc, Ltd.	437,281	546,893
*	Keycorp, Ltd.	156,412	181,902
*	Kids Campus, Ltd.	69,303	44,923

4

*	Kimberley Diamond Co. NL	274,068	246,626
*	Kings Minerals NL	516,989	94,622
#	Kingsgate Consolidated, Ltd.	218,112	618,757
	Kresta Holdings, Ltd.	231,002	39,637
*	Lakes Oil NL	2,260,738	48,273
	Lemarne Corp., Ltd.	20,790	42,014
*	Leyshon Resources, Ltd.	103,357	22,070
	Lighting Corp., Ltd.	180,200	90,011
*	Longreach Group, Ltd.	276,023	27,364
*	Lynas Corp., Ltd.	433,768	49,619
#	MacArthur Coal, Ltd.	454,098	2,240,535
	MacMahon Holdings, Ltd.	804,171	337,294
*	Macmin Silver, Ltd.	343,722	36,697
*	Macquarie Corporate Telecommunications, Ltd.	350,192	28,041
	Magellan Petroleum Australia, Ltd.	32,760	35,226
*	Magnesium International, Ltd.	32,803	46,279
*	Maryborough Sugar Factory, Ltd.	600	3,523
*	Matrix Oil NL	557,000	18,690
#	MaxiTRANS Industries, Ltd.	482,299	301,598
#	McGuigan Simeon Wines, Ltd.	296,961	928,498
	McPherson’s, Ltd.	141,730	332,897
*	Medica Holdings, Ltd.	31,587	16,380
	Melbourne IT, Ltd.	85,583	82,888
# *	Metabolic Pharmaceuticals, Ltd.	700,000	333,638
# *	Metal Storm, Ltd.	1,482,706	305,293
#	MFS, Ltd.	276,486	438,565
# *	Miller’s Retail, Ltd.	566,259	380,011
	Minara Resources, Ltd.	1,229,086	1,729,325
	Mincor Resources NL	492,383	279,742
	Monadelphous Group, Ltd.	206,244	592,953
# *	Mosaic Oil NL	756,146	135,510
*	Multiemedia, Ltd.	3,014,095	39,075
*	MXL, Ltd.	932,804	71,136
	MYOB, Ltd.	917,057	751,801
	Namoi Cotton Cooperative, Ltd.	168,872	93,367
	National Can Industries, Ltd.	97,017	107,279
*	New Hope Corp., Ltd.	1,243,017	1,497,725
*	Norwood Abbey, Ltd.	326,063	133,031
*	Novera Energy, Ltd.	62,826	57,493
*	Novogen, Ltd.	246,646	908,488
	Nufarm, Ltd.	287,774	2,446,946
*	Nylex, Ltd.	2,499,758	438,454
	Oakton, Ltd.	248,733	402,131
#	Oamps, Ltd.	370,861	876,740
*	Occupational & Medical Innovations, Ltd.	31,208	30,939
# *	Oceana Gold, Ltd.	944,000	511,126
*	Orbital Engine Corp., Ltd.	537,358	43,028
	OrotonGroup, Ltd.	76,854	135,973
*	Oxiana, Ltd.	3,013,469	3,079,424
	Pacific Brands, Ltd.	1,312,211	2,851,980
#	Pacific Group, Ltd.	320,974	521,372
# *	Paladin Resources, Ltd.	1,082,721	2,031,186
*	Palm Springs, Ltd.	222,804	8,496
*	Pan Pacific Petroleum NL	327,800	36,247

5

*	Panbio, Ltd.	58,078	8,415
#	Paperlinx, Ltd.	1,285,430	3,097,658
*	Payce Consolidated, Ltd.	29,670	56,792
	Penfold Buscombe, Ltd.	85,065	105,091
*	People Telecom, Ltd.	535,431	67,373
	Peptech, Ltd.	379,247	397,670
*	Perilya, Ltd.	386,030	254,645
*	Perseverance Corp., Ltd.	1,265,363	366,688
*	Petra Diamonds, Ltd.	65,193	86,506
# *	Petsec Energy, Ltd.	253,743	327,023
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	68,610
*	PMP, Ltd.	761,276	827,285
*	Polartechnics, Ltd.	43,405	5,627
	Port Bouvard, Ltd.	108,200	132,022
*	Port Douglas Reef Resorts, Ltd.	251,655	1,919
*	PowerTel, Ltd. Series B	175,372	135,745
*	Prana Biotechnology, Ltd.	195,424	27,571
*	Precious Metals Australia, Ltd.	12,727	14,267
*	Preston Resources NL	64,000	683
	Primary Health Care, Ltd.	326,971	2,593,227
	Prime Television, Ltd.	294,381	752,060
*	Primelife Corp., Ltd.	215,916	233,814
*	Progen Industries, Ltd.	83,761	162,885
	Programmed Maintenance Service, Ltd.	167,811	395,437
# *	Psivida, Ltd.	467,864	312,195
	Queensland Cotton Holdings, Ltd.	64,879	186,033
	Ramsay Health Care, Ltd.	420,421	3,013,771
	Raptis Group, Ltd.	12,000	6,314
	Rebel Sport, Ltd.	173,512	317,569
	Redfire Resources NL	1,217,979	274,006
# *	Redflex Holdings, Ltd.	230,706	596,426
	Reece Australia, Ltd.	251,463	2,703,903
*	Reinsurance Australia Corp., Ltd.	399,993	115,913
#	Repco Corp., Ltd.	501,315	1,139,265
	Repcol, Ltd.	308,668	145,942
*	Resolute Mining, Ltd.	566,917	631,205
*	Resonance Health, Ltd.	29,264	2,678
	Ridley Corp., Ltd.	670,822	716,198
	Roberts, Ltd.	105,344	192,805
# *	Roc Oil Co., Ltd.	438,259	925,782
	Rock Building Society, Ltd.	25,092	89,553
	Ross Human Directions, Ltd.	124,630	61,778
	Rural Press, Ltd.	77,069	693,521
	S8, Ltd.	183,078	312,739
	SAI Global, Ltd.	255,259	562,570
*	Sally Malay Mining, Ltd.	402,323	245,450
#	Salmat, Ltd.	302,282	1,046,565
	Schaffer Corp., Ltd.	33,766	132,098
	SDI, Ltd.	236,993	160,851
*	Sedimentary Holdings, Ltd.	577,321	114,469
	Select Harvests, Ltd.	108,707	1,036,252
	Senetas Corp., Ltd.	1,147,163	293,068
	Servcorp, Ltd.	187,972	573,391

6

	Seven Network, Ltd.	354,582	2,366,043
	SFE Corp., Ltd.	334,655	3,200,315
	Sigma Co., Ltd.	375,345	3,517,875
*	Silex System, Ltd.	287,621	261,015
	Sims Group, Ltd.	150,718	2,195,313
*	Sino Gold, Ltd.	276,623	480,973
*	Sirtex Medical, Ltd.	96,109	146,586
#	Skilled Engineering, Ltd.	207,124	481,757
	Smorgon Steel Group, Ltd.	2,267,594	2,861,945
	SMS Management & Technology, Ltd.	132,991	209,938
*	Sons of Gwalia, Ltd.	253,252	0
#	Southern Cross Broadcasting (Australia), Ltd.	149,035	1,670,719
*	Southern Pacific Petroleum NL	698,740	0
	SP Telecommunications, Ltd.	890,947	1,155,045
#	Spotless Group, Ltd.	541,495	2,085,373
*	St. Barbara Mines, Ltd.	735,500	185,095
	Star Games, Ltd.	219,830	213,745
*	Starpharma Holdings, Ltd.	258,219	120,120
	Straits Resources, Ltd.	352,605	750,223
*	Strategic Minerals Corp. NL	358,100	53,252
*	Strathfield Group, Ltd.	492,553	16,152
*	Striker Resources NL	435,484	10,295
#	STW Communications Group, Ltd.	469,342	1,027,234
#	Sunland Group, Ltd.	625,550	744,191
	Sydney Aquarium, Ltd.	49,135	220,326
# *	Sydney Gas, Ltd.	661,636	259,851
	Symex Holdings, Ltd.	203,321	219,400
*	Taipan Resources NL	2,475,883	113,287
*	Tandou, Ltd.	3,410	4,031
*	Tap Oil, Ltd.	407,790	914,285
	Technology One, Ltd.	705,539	298,615
*	Tectonic Resources NL	259,183	31,625
*	Television & Media Services, Ltd.	2,000,584	57,975
	Ten Network Holdings, Ltd.	160,000	444,139
	Thakral Holdings Group	1,569,889	945,788
	Ticor, Ltd.	630,193	889,085
#	Timbercorp, Ltd.	638,246	1,051,332
*	Titan Resources, Ltd.	595,172	23,602
*	Tooth & Co., Ltd.	153,000	10,501
	Transfield Services, Ltd.	405,908	2,522,802
*	Triako Resources, Ltd.	31,217	24,520
	Troy Resources NL	96,896	206,901
	Trust Company of Australia, Ltd.	75,179	558,984
	United Group, Ltd.	280,488	2,265,208
*	Unitract, Ltd.	147,406	61,265
*	Universal Resources, Ltd.	109,414	12,099
*	Unwired Group, Ltd.	343,394	144,030
	UXC, Ltd.	297,944	211,308
*	VeCommerce, Ltd.	13,680	19,039
*	Ventracor, Ltd.	502,158	482,513
*	Victoria Petroleum NL	2,180,492	59,862
#	Villa World, Ltd.	229,021	263,724
*	Village Life, Ltd.	203,651	67,558
*	Village Roadshow, Ltd.	591,536	1,290,165

7

*	Virotec International NL	507,775	367,869
#	Vision Systems, Ltd.	433,578	509,197
*	Voicenet (Australia), Ltd.	495,284	8,687
	Volante Group, Ltd.	273,599	290,020
	Waterco, Ltd.	33,300	91,421
	Watpac, Ltd.	142,703	154,532
#	Wattyl, Ltd.	230,962	493,170
	Webster, Ltd.	119,092	76,289
*	Wedgetail Exploration NL	1,413,422	44,193
*	Western Areas NL	299,836	480,177
	Wide Bay Capricorn Building Society, Ltd.	47,718	276,563
	Worley Group, Ltd.	398,370	3,110,889
	Yates, Ltd.	60,281	2,344
TOTAL COMMON STOCKS (Cost $174,169,353)			219,453,855

PREFERRED STOCKS — (0.1%)
*	Village Roadshow, Ltd. Class A	290,423	518,257
(Cost $447,285)

INVESTMENT IN CURRENCY — (0.0%)
*	Australian Dollar		75,473
(Cost $74,975)

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Rights 10/17/05	66,796	1,273
*	Ainsworth Game Technology, Ltd. Rights 10/21/05	78,730	4,203
*	Boulder Steel, Ltd. Options 11/30/05	71,759	1,095
*	Capral Aluminium, Ltd. Rights 10/24/05	184,244	702
*	Equigold NL Options 05/31/07	87,868	19,432
*	Longreach Group, Ltd. Rights 10/07/05	46,003	0
*	MacMahon Holdings, Ltd. Rights 10/24/05	134,028	12,265
*	Multiemedia, Ltd. Rights 10/26/05	1,808,457	2,758
TOTAL RIGHTS/WARRANTS (Cost $2,187)			41,728

TOTAL — AUSTRALIA (Cost $174,693,800)			220,089,313

HONG KONG — (19.8%)
COMMON STOCKS — (19.8%)
*	139 Holdings, Ltd.	620,000	9,431
	ABC Communications (Holdings), Ltd.	930,000	76,727
	Aeon Credit Service (Asia) Co., Ltd.	740,000	586,669
	ALCO Holdings, Ltd.	740,000	271,871
	Allan International Holdings, Ltd.	592,000	79,367
	Allied Group, Ltd.	559,200	746,095
	Allied Properties, Ltd.	802,600	460,411
*	Anex International Holdings, Ltd.	152,000	1,803
*	Applied International Holdings, Ltd.	1,243,000	70,503
*	APT Satellite Holdings, Ltd.	599,000	94,205

8

	Artel Solutions Group Holdings, Ltd.	2,315,000	35,811
	Arts Optical International Holdings, Ltd.	468,000	147,808
	Asia Aluminum Holdings, Ltd.	6,000,000	618,768
*	Asia Commercial Holdings, Ltd.	72,800	4,411
	Asia Financial Holdings, Ltd.	1,976,908	484,202
*	Asia Logistics Technologies, Ltd.	22,140	5,922
	Asia Satellite Telecommunications Holdings, Ltd.	404,500	766,518
#	Asia Standard International Group, Ltd.	6,780,000	288,423
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	20,820
	Associated International Hotels, Ltd.	898,000	775,600
	Automated Systems Holdings, Ltd.	340,000	82,838
*	B.A.L. Holdings, Ltd.	406	17
	Baltrans Holdings, Ltd.	376,000	155,105
*	Beijing Development (Hong Kong), Ltd.	166,000	16,049
*	Bestway International Holdings, Ltd.	6,124,000	110,522
	Bossini International Holdings, Ltd.	2,493,500	417,868
	Bright International Group, Ltd.	710,000	50,339
#	Cafe de Coral Holdings, Ltd.	926,000	1,074,336
*	Capital Prosper, Ltd.	480,000	7,611
	Capital Strategic Investment, Ltd.	30,500	4,954
	Cash Financial Services Group, Ltd.	27,018	1,341
*	Casil Telecommunications Holdings, Ltd.	1,420,000	73,221
*	Catic International Holdings, Ltd.	5,332,000	63,923
	CCT Telecom Holdings, Ltd.	472,970	57,922
	CEC International Holdings, Ltd.	210,000	3,844
*	Celestial Asia Securities Holdings, Ltd.	426,036	15,103
*	Central China Enterprises, Ltd.	210,400	19,528
#	Champion Technology Holdings, Ltd.	1,791,390	281,732
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	1,471,701
	Chen Hsong Holdings, Ltd.	1,210,000	643,422
	Cheuk Nang (Holdings), Ltd.	113,344	66,116
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,139
	Chevalier International Holdings, Ltd.	441,482	438,218
	Chevalier Itech Holdings, Ltd.	355,250	70,525
*	China Aerospace International Holdings, Ltd.	3,384,000	161,406
*	China Bio-medical Group, Ltd.	415,000	8,025
*	China Digicontent Co., Ltd.	2,710,000	3,493
*	China Electronics Corp. Holdings Co., Ltd.	578,250	112,559
	China Everbright International, Ltd.	3,945,000	228,847
*	China Everbright Technology, Ltd.	3,244,000	108,728
*	China Gas Holdings, Ltd.	3,970,000	619,245
	China Hong-Kong Photo Products Holdings, Ltd.	1,909,000	228,863
*	China Insurance International Holdings Co., Ltd.	2,196,000	820,950
*	China Investments Holdings, Ltd.	210,000	4,548
*	China Merchants Dichain (Asia), Ltd.	7,160,000	55,380
*	China Motion Telecom International, Ltd.	257,000	7,786
	China Motor Bus Co., Ltd.	74,000	610,518
*	China Nan Feng Group, Ltd.	28,800	297
#	China National Aviation Co., Ltd.	4,896,000	1,079,255
	China Online (Bermuda), Ltd.	296,240	49,645
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	2,246,000	425,612
	China Rare Earth Holdings, Ltd.	1,180,000	109,522
	China Resources Land, Ltd.	2,658,000	779,512
	China Resources Logic, Ltd.	3,796,000	411,048

9

*	China Rich Holdings, Ltd.	676,000	10,457
*	China Sci-Tech Holdings, Ltd.	278,600	5,746
*	China Star Entertainment, Ltd.	440,292	16,744
*	China Strategic Holdings, Ltd.	1,368,500	146,423
	Chinney Investments, Ltd.	1,144,000	109,130
	Chitaly Holdings, Ltd.	214,000	121,382
#	Chow Sang Sang Holdings International, Ltd.	865,680	438,010
	Chuangs China Investments, Ltd.	1,347,000	76,402
	Chuang’s Consortium International, Ltd.	1,858,884	155,759
	Chun Wo Holdings, Ltd.	1,671,917	178,887
	Chung Tai Printing Holdings, Ltd.	548,000	83,358
*	CITIC 21CN Co., Ltd.	5,312,000	897,049
*	CITIC Resources Holdings, Ltd.	6,704,000	1,019,771
	City e Solutions, Ltd.	186,000	22,059
*	City Telecom (H.K.), Ltd.	1,070,000	108,968
# *	Clear Media, Ltd.	635,000	568,912
*	Climax International Co., Ltd.	296,000	1,030
	CNPC (Hong Kong), Ltd.	6,430,000	1,384,248
*	CNT Group, Ltd.	3,078,000	49,598
*	Coastal Greenland, Ltd.	2,440,000	81,780
	COFCO International, Ltd.	2,826,000	1,220,404
*	Compass Pacific Holdings, Ltd.	624,000	14,881
*	Computer & Technologies Holdings, Ltd.	432,000	46,222
	Continental Holdings, Ltd.	98,825	11,848
	Continental Mariner Investment Co., Ltd.	1,328,000	212,279
	COSCO International Holdings, Ltd.	2,573,600	374,892
	Coslight Technology International Group, Ltd.	626,000	129,116
	Cosmos Machinery Enterprises, Ltd.	1,126,400	53,726
*	Crocodile Garments, Ltd.	1,539,000	91,261
	Cross Harbour Tunnel Co., Ltd.	458,520	375,335
*	Culturecom Holdings, Ltd.	3,767,000	106,833
*	Dah Hwa International Holdings, Ltd.	2,354,000	110,761
*	Dan Form Holdings Co., Ltd.	2,386,600	135,369
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	65,583
	Dickson Concepts International, Ltd.	548,130	911,507
	Digital China Holdings, Ltd.	1,416,000	410,707
*	DVN Holdings, Ltd.	744,490	162,193
*	Dynamic Global Holdings, Ltd.	3,522,000	19,069
	Dynamic Holdings, Ltd.	244,000	37,430
	Easyknit International Holdings, Ltd.	282,860	7,475
*	Eforce Holdings, Ltd.	2,620,000	7,768
	Egana Jewelry & Pearls, Ltd.	331,789	50,897
#	Eganagoldfeil Holdings, Ltd.	2,017,235	462,874
*	Emperor Entertainment Hotel, Ltd.	1,320,000	404,133
	Emperor International Holdings, Ltd.	1,530,360	399,489
*	e-New Media Co., Ltd.	320,000	12,994
*	eSun Holdings, Ltd.	653,600	153,345
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	82,603
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	42,600	23,614
#	Far East Consortium International, Ltd.	2,549,239	1,026,945
*	Far East Hotels & Entertainment, Ltd.	1,853,000	113,463
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,191
	First Natural Foods Holdings, Ltd.	295,000	18,254

10

*	First Sign International Holdings, Ltd.	1,424,000	51,399
	Fong’s Industries Co., Ltd.	664,000	470,779
*	Forefront International Holdings, Ltd.	658,000	48,349
*	Fortuna International Holdings, Ltd.	9,344,000	13,250
*	Foundation Group, Ltd.	83,800	1,080
*	Founder Holdings, Ltd.	1,854,000	105,160
	Fountain Set Holdings, Ltd.	1,394,000	678,370
	Four Seas Frozen Food Holdings, Ltd.	347,184	43,860
	Four Seas Mercantile Holdings, Ltd.	592,000	198,418
*	Fujian Holdings, Ltd.	237,800	5,273
	Fujikon Industrial Holdings, Ltd.	532,000	97,384
*	Fushan Holdings, Ltd.	2,566,000	153,814
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	41,193
	Giordano International, Ltd.	1,866,000	1,286,921
*	Global China Group Holdings, Ltd.	3,022,000	153,879
	Global Green Tech Group, Ltd.	1,336,000	136,057
*	Global Tech (Holdings), Ltd.	5,612,000	36,172
	Glorious Sun Enterprises, Ltd.	1,650,000	707,232
	Gold Peak Industries (Holdings), Ltd.	1,059,250	191,167
*	Goldbond Group Holdings, Ltd.	2,609,500	41,040
	Golden Meditech Company, Ltd.	1,500,119	272,666
	Golden Resources Development International, Ltd.	1,456,500	61,960
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	207,617
*	Golik Holdings, Ltd.	930,500	34,186
	Good Fellow Group, Ltd.	3,488,000	65,198
*	Gorient (Holdings), Ltd.	737	14
	Grande Holdings, Ltd.	502,000	407,691
*	Great Wall Cybertech, Ltd.	15,795,170	20,362
	Group Sense (International), Ltd.	2,062,000	132,906
#	Guangdong Brewery Holdings, Ltd.	2,212,000	784,160
*	Guangnan Holdings, Ltd.	14,216,000	208,915
	Guangzhou Investment Co., Ltd.	10,750,000	1,122,484
*	Guo Xin Group, Ltd.	3,640,000	16,423
	Guorun Holdings, Ltd.	3,570,000	200,191
	GZI Transport, Ltd.	1,820,000	674,522
	Hang Fung Gold Technology, Ltd.	1,016,000	157,167
	Hang Ten Group Holdings, Ltd.	705,850	100,090
	Hanny Holdings, Ltd.	186,658	96,248
*	Hansom Eastern (Holdings), Ltd.	173,661	14,999
	Harbour Centre Development, Ltd.	517,000	873,069
	Harbour Ring International Holdings, Ltd.	9,910,000	1,060,323
*	Hen Fung Holdings, Ltd.	1,914,000	32,816
	Heng Tai Consumables Group, Ltd.	615,000	108,613
	Hengan International Group Co., Ltd.	1,800,000	1,717,081
	High Fashion International, Ltd.	268,000	58,731
#	HKR International, Ltd.	1,884,860	1,063,026
	Hon Kwok Land Investment Co., Ltd	572,535	137,278
	Hong Kong Catering Management, Ltd.	512,000	97,683
*	Hong Kong Construction Holdings, Ltd.	1,080,000	86,318
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	822,104
*	Hong Kong Parkview Group, Ltd.	1,130,000	53,897
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,866
	Hongkong Chinese, Ltd.	2,126,000	274,063

11

*	Hop Hing Holdings, Ltd.	660,265	25,534
	Hopson Development Holdings, Ltd.	1,610,000	1,950,924
	Hsin Chong Construction Group, Ltd.	1,569,658	89,032
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	91,578
*	Huabao International Holdings, Ltd.	19,300	3,110
	Huafeng Textile International Group, Ltd.	248,000	13,267
*	Hualing Holdings, Ltd.	3,360,000	47,645
	Hung Hing Printing Group, Ltd.	846,122	534,461
*	Hycomm Wireless, Ltd.	4,709,000	50,991
	I-Cable Communications, Ltd.	3,012,000	873,623
*	I-China Holdings, Ltd.	375,756	8,719
#	IDT International, Ltd.	4,028,486	415,450
*	Imagi International Holdings, Ltd.	137,400	26,214
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	31,454
*	Interchina Holdings Co., Ltd.	8,130,000	32,489
	International Bank of Asia, Ltd.	1,636,000	590,511
*	Inworld Group, Ltd.	3,054	4
	ITC Corp., Ltd.	466,157	34,253
	JCG Holdings, Ltd.	1,128,000	1,148,743
	Jinhui Holdings Co., Ltd.	576,000	168,924
	Joyce Boutique Holdings, Ltd.	1,530,000	104,533
*	Junefield Department Store Group, Ltd.	256,000	2,970
#	K Wah International Holdings, Ltd.	3,926,364	1,391,906
	K. Wah Construction Materials, Ltd.	1,180,000	821,415
*	Kader Holdings Co., Ltd.	545,600	16,177
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	46,395
	Karrie International Holdings, Ltd.	488,000	199,733
	Keck Seng Investments (Hong Kong), Ltd.	858,600	271,171
	Kee-Shing Holdings Co., Ltd.	886,000	116,499
	Kin Yat Holdings, Ltd.	586,000	47,591
	King Fook Holdings, Ltd.	1,000,000	60,588
*	King Pacific International Holdings, Ltd.	1,404,200	22,084
	Kingdee International Software Group Co., Ltd.	638,000	141,461
	Kingmaker Footwear Holdings, Ltd.	1,058,750	242,941
*	Kong Sun Holdings, Ltd.	2,198,000	7,084
	Kowloon Development Co., Ltd.	957,000	1,097,965
*	KPI Co., Ltd.	396,000	7,147
	KTP Holdings, Ltd.	560,400	36,121
	Kwoon Chung Bus Holdings, Ltd.	556,000	90,309
*	Lai Sun Development Co., Ltd.	17,132,000	295,937
*	Lai Sun Garment (International), Ltd.	2,325,000	125,881
	Lam Soon (Hong Kong), Ltd.	302,310	104,247
	Le Saunda Holdings, Ltd.	236,000	28,902
*	Leadership Publishing Group, Ltd.	250,511	484
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,978
	Lee & Man Holdings, Ltd.	566,000	79,530
	Lerado Group (Holding) Co., Ltd.	1,048,000	83,761
*	LifeTec Group, Ltd.	1,383,000	16,224
	Lippo, Ltd.	1,074,760	249,385
	Liu Chong Hing Bank, Ltd.	614,000	945,851
	Liu Chong Hing Investment, Ltd.	635,200	626,410
	Luk Fook Holdings (International), Ltd.	690,000	169,890
	Luks Industrial Group, Ltd.	645,555	99,030
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	815,235

12

*	MACRO-LINK International Holdings, Ltd.	1,036,250	25,381
*	Mae Holdings, Ltd.	111,000	1,359
	Magnificent Estates, Ltd.	8,368,000	168,280
*	Magnum International Holdings, Ltd.	300,000	2,862
	Mainland Headwear Holdings, Ltd.	410,000	122,883
*	Mansion House Group, Ltd.	1,820,000	18,769
	Matrix Holdings, Ltd.	402,000	124,372
	Matsunichi Communications Holdings, Ltd.	806,000	145,462
*	Mei Ah Entertainment Group, Ltd.	1,142,000	39,748
	Melbourne Enterprises, Ltd.	45,500	189,453
	Midas International Holdings, Ltd.	774,000	52,881
#	Midland Realty (Holding), Ltd.	1,352,000	784,288
*	Millennium Group, Ltd.	4,176,000	10,228
*	Min Xin Holdings, Ltd.	753,200	155,352
	Miramar Hotel & Investment Co., Ltd.	607,000	899,856
*	Morning Star Resources, Ltd.	1,845,000	13,081
#	Moulin International Holdings, Ltd.	699,274	455,224
	Multi-Asia International Holdings, Ltd.	460,920	37,433
	Nanyang Holdings, Ltd.	137,500	170,161
	National Electronics Holdings, Ltd.	2,156,000	65,036
	Natural Beauty Bio-Technology, Ltd.	1,610,000	130,753
	New Island Printing Holdings, Ltd.	176,000	15,428
*	New World China Land, Ltd.	900,000	342,256
*	New World Cyberbase, Ltd.	72,628	2,481
*	New World TMT, Ltd.	1,380,600	82,758
	Newocean Green Energy Holdings, Ltd.	393,120	29,393
*	Next Media, Ltd.	2,094,000	917,788
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	196,572
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	21,497
# *	Onfem Holdings, Ltd.	1,266,000	76,704
	Orient Power Holdings, Ltd.	804,000	24,667
# *	Oriental Metals, Ltd.	711,780	211,038
	Oriental Press Group, Ltd.	3,654,000	810,184
	Oriental Watch Holdings, Ltd.	398,000	79,525
	Pacific Andes International Holdings, Ltd.	1,172,000	203,961
	Pacific Century Insurance Holdings, Ltd.	1,272,000	467,325
#	Pacific Century Premium Developments, Ltd.	3,710,000	1,147,815
*	Pacific Plywood Holdings, Ltd.	4,430,000	16,561
#	Paul Y. ITC Construction Holdings, Ltd.	2,309,062	443,515
	Peace Mark Holdings, Ltd.	1,138,022	290,471
	Pegasus International Holdings, Ltd.	226,000	30,299
	Perfectech International Holdings, Ltd.	571,450	44,199
	Pico Far East Holdings, Ltd.	1,190,000	256,183
	Playmates Holdings, Ltd.	2,619,000	405,138
	Pokfulam Development Co., Ltd.	234,000	97,282
*	Pokphand (C.P.) Co., Ltd.	3,300,000	259,496
*	Poly Investments Holdings, Ltd.	2,670,000	37,517
	Prime Success International Group, Ltd.	2,736,000	952,284
#	Proview International Holdings, Ltd.	944,000	75,448
# *	QPL International Holdings, Ltd.	1,191,000	135,108
	Quality Healthcare Asia, Ltd.	133,800	36,221
	Raymond Industrial, Ltd.	605,400	187,301
	Regal Hotels International Holdings, Ltd.	14,410,000	1,114,556
*	Rexcapital International Holdings, Ltd.	1,272,905	24,121

13

*	Riche Multi-Media Holdings, Ltd.	7,060,000	313,986
*	Rivera Holdings, Ltd.	3,620,000	97,997
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	849,000	634,779
	Roadshow Holdings, Ltd.	1,456,000	138,893
	S.A.S.Dragon Holdings, Ltd.	1,696,000	166,160
#	Sa Sa International Holdings, Ltd.	2,364,000	1,058,983
	Safety Godown Co., Ltd.	408,000	159,101
	Saint Honore Holdings, Ltd.	128,000	38,776
	San Miguel Brewery Hong Kong, Ltd.	612,800	131,923
	SCMP Group, Ltd.	2,530,000	945,813
	Sea Holdings, Ltd.	832,000	345,891
*	Seapower Resources International, Ltd.	6,651,680	98,609
	SEEC Media Group, Ltd.	2,550,000	115,052
*	Shanghai Allied Cement, Ltd.	1,152,080	32,673
*	Shanghai Century Holdings, Ltd.	7,142,000	130,736
*	Shanghai Land Holdings, Ltd.	1,464,000	0
*	Shanghai Ming Yuan Holdings, Ltd.	4,100,000	401,684
#	Shanghai Real Estates, Ltd.	2,234,000	359,981
	Shaw Brothers Hong Kong, Ltd.	134,000	167,557
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	157,294
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	74,291
	Shenzhen International Holdings, Ltd.	18,225,000	570,900
	Shougang Concord Century Holdings, Ltd.	1,676,000	105,866
*	Shougang Concord Grand (Group), Ltd.	1,701,000	122,795
*	Shougang Concord International Enterprises Co., Ltd.	7,288,000	620,067
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	108,895
	Shui On Construction & Materials, Ltd.	468,000	564,084
*	Shun Ho Resources Holdings, Ltd.	483,000	37,358
	Shun Ho Technology Holdings, Ltd.	1,037,452	84,255
	Silver Grant International Industries, Ltd.	2,855,000	809,684
*	Sincere Co., Ltd.	505,500	29,975
	Singamas Container Holdings, Ltd.	998,000	640,045
*	Sino Biopharmaceutical, Ltd.	56,000	13,283
	Sino Golf Holdings, Ltd.	438,000	40,088
*	Sino Prosper Holdings, Ltd.	840,000	73,633
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	201,405
*	Sino-I.com, Ltd.	29,533,158	468,276
	Sinolink Worldwide Holdings, Ltd.	3,933,600	851,895
	Sinopec Kantons Holdings, Ltd.	1,638,000	238,605
	Skynet (International Group) Holdings, Ltd.	976	79
	SNP Leefung Holdings, Ltd.	180,000	27,845
*	Softbank Investment International (Strategic), Ltd.	7,398,000	62,943
*	Solartech International Holdings, Ltd.	49,600	1,790
	South China Brokerage Co., Ltd.	4,872,000	40,195
	South China Industries, Ltd.	1,124,000	72,447
*	South Sea Holdings Co., Ltd.	65,022,743	276,609
	Southeast Asia Properties & Finance, Ltd.	263,538	35,671
	Starlight International Holdings, Ltd.	1,311,292	101,423
	Starlite Holdings, Ltd.	694,000	66,203
	Stelux Holdings International, Ltd.	1,307,702	126,432
	Styland Holdings, Ltd.	101,808	328
	Sun Hing Vision Group Holdings, Ltd.	358,000	98,068

14

	Sun Hung Kai & Co., Ltd.	2,048,600	567,783
*	Sun Innovation Holdings, Ltd.	1,420,360	9,155
	Sunway International Holdings, Ltd.	866,000	27,351
*	Suwa International Holdings, Ltd.	1,062,000	32,035
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	110,906
	Symphony Holdings, Ltd.	1,473,000	246,850
	Tack Fat Group International, Ltd.	1,472,000	138,522
	Tack Hsin Holdings, Ltd.	542,000	21,659
	Tai Cheung Holdings, Ltd.	1,013,000	623,547
	Tai Fook Securities Group, Ltd.	590,000	75,296
	Tai Sang Land Development, Ltd.	471,984	161,235
	Tak Shun Technology Group, Ltd.	2,088,000	64,599
	Tak Sing Alliance Holdings, Ltd.	2,909,865	120,035
#	Tan Chong International, Ltd.	1,212,000	262,481
	TCC International Holdings, Ltd.	1,124,000	165,180
#	TCL International Holdings, Ltd.	4,198,000	779,276
*	Technology Venture Holdings, Ltd.	586,000	8,763
*	Termbray Industries International (Holdings), Ltd.	2,304,900	151,534
	Tern Properties Co., Ltd.	61,200	19,565
	Texwinca Holdings, Ltd.	858,000	586,205
*	The Sun’s Group, Ltd.	17,004,000	21,920
*	Tian An China Investments Co., Ltd.	1,238,275	295,308
	Tian Teck Land, Ltd.	1,098,000	368,012
	Tianjin Development Holdings, Ltd.	1,374,000	571,220
*	Tidetime Sun (Group), Ltd.	196,280	5,314
#	Titan Petrochemicals Group, Ltd.	6,940,000	626,245
*	Tomorrow International Holdings, Ltd.	165,000	12,337
	Tongda Group Holdings, Ltd.	2,780,000	49,455
	Tonic Industries Holdings, Ltd.	1,380,000	31,132
	Top Form International, Ltd.	1,586,000	424,236
	Topsearch International (Holdings), Ltd.	204,000	25,246
	Tristate Holdings, Ltd.	138,000	44,474
	Truly International Holdings, Ltd.	748,000	819,610
	Tungtex (Holdings) Co., Ltd.	788,000	271,729
*	Tysan Holdings, Ltd.	1,040,773	24,284
*	U-Cyber Technology Holdings, Ltd.	432,800	5,914
*	United Power Investment, Ltd.	1,664,000	57,917
*	Universal Holdings Ltd	12,220,000	151,227
*	Universe International Holdings, Ltd.	573,339	3,548
	U-Right International Holdings, Ltd.	3,060,000	97,433
	USI Holdings, Ltd.	928,999	314,363
	Van Shung Chong Holdings, Ltd.	359,335	37,058
#	Varitronix International, Ltd.	534,293	385,704
	Veeko International Holdings, Ltd.	1,420,000	45,580
	Victory City International Holdings, Ltd.	879,696	238,143
	Vital Biotech Holdings, Ltd.	470,000	13,329
	Vitasoy International Holdings, Ltd.	1,593,000	564,722
#	Vtech Holdings, Ltd.	392,000	1,417,443
	Wah Ha Realty Co., Ltd.	278,600	50,998
*	Wah Nam International Holdings, Ltd.	38,696	1,197
	Wai Kee Holdings, Ltd.	1,265,738	259,434
	Wang On Group, Ltd.	57,476	13,485
	Wellnet Holdings, Ltd.	2,059,200	167,234
*	Winfoong International, Ltd.	1,210,000	81,110

15

	Wing On Co. International, Ltd.	565,000	815,742
*	Wing Shan International, Ltd.	896,000	34,651
	Wisdom Venture Holdings, Ltd.	2,366,000	167,751
	Wong’s International (Holdings), Ltd.	737,641	57,054
*	Wonson International Holdings, Ltd.	202,000	2,864
	World Houseware (Holdings), Ltd.	605,700	16,397
	Y. T. Realty Group, Ltd.	965,000	140,570
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	137,047
*	Yanion International Holdings, Ltd.	488,000	26,107
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	41,991
	YGM Trading, Ltd.	228,000	367,394
	Yip’s Chemical Holdings, Ltd.	674,000	172,033
	Yugang International, Ltd.	11,916,000	175,114
*	Yunnan Enterprises Holdings, Ltd.	240,000	9,746
*	Zhu Kuan Development Co., Ltd.	646,000	44,136
TOTAL COMMON STOCKS (Cost $111,759,450)			97,821,853

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		70,673
(Cost $70,659)

RIGHTS/WARRANTS — (0.0%)
*	China Credit Holdings Warrants 07/31/06	191,400	395
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	3,272
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,894
*	Gorient (Holdings), Ltd. Rights 10/18/05	2,211	13
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	1,106
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	469
*	United Power Investment, Ltd. Rights 10/17/05	1,664,000	25,741
TOTAL RIGHTS/WARRANTS (Cost $222,296)			32,890

TOTAL — HONG KONG (Cost $112,052,405)			97,925,416

SINGAPORE — (12.2%)
COMMON STOCKS — (12.2%)
*	Acma, Ltd.	3,040,700	89,853
	Airocean Group, Ltd.	1,649,000	190,039
*	Alliance Technology & Development, Ltd.	156,000	9,681
	Amtek Engineering, Ltd.	799,625	543,464
	Apollo Enterprises, Ltd.	193,000	71,860
	Armstrong Industrial Corp.	1,460,000	133,743
*	ASA Group Holdings, Ltd.	586,000	65,802
	Ascott Group, Ltd.	1,807,250	785,041
	Aussino Group, Ltd.	967,000	240,028
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	174,729
	Beyonics Technology, Ltd.	1,945,800	477,236
	Bonvests Holdings, Ltd.	825,000	331,551

16

	Brilliant Manufacturing, Ltd.	1,855,000	361,780
*	Broadway Industrial Group, Ltd.	461,000	160,746
	Bukit Sembawang Estates, Ltd.	71,334	817,872
*	Central Properties, Ltd.	66,000	0
	CH Offshore, Ltd.	823,200	194,604
*	Chemical Industries (Far East), Ltd.	105,910	31,296
	China Merchants Holdings Pacific, Ltd.	652,000	252,392
	Chip Eng Seng Corp., Ltd.	1,775,000	173,089
	Chosen Holdings, Ltd.	1,284,000	174,534
#	Chuan Hup Holdings, Ltd.	4,385,000	2,384,209
	Chuan Soon Huat Industrial Group, Ltd.	614,000	103,419
	CIH, Ltd.	498,460	762,987
*	CK Tang, Ltd.	614,000	168,736
*	Compact Metal Industries, Ltd.	643,000	7,600
	Courts Singapore, Ltd.	495,000	166,750
*	CSC Holdings, Ltd.	672,000	15,886
	CSE Global, Ltd.	1,262,000	566,839
	CWT Distribution, Ltd.	461,500	197,741
	Eagle Brand Holdings, Ltd.	5,158,000	182,902
	Eastern Asia Technology, Ltd.	1,844,260	141,694
*	Eastgate Technology, Ltd.	870,000	30,850
*	Econ International, Ltd.	2,267,000	60,291
	ECS Holdings, Ltd.	1,375,000	243,787
	Eng Wah Organisation, Ltd.	265,000	48,551
*	Firstlink Investments Corp., Ltd.	995,000	35,283
	Freight Links Express Holdings, Ltd.	3,368,000	139,334
	Frontline Technologies Corp., Ltd.	3,170,000	224,816
#	Fu Yu Manufacturing, Ltd.	2,273,750	678,611
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,585
	G & W Group Holdings, Ltd.	252,314	22,368
	GB Holdings, Ltd.	200,000	112,290
	Ges International, Ltd.	2,909,000	1,573,083
	GK Goh Holdings, Ltd.	1,494,000	644,555
	Goodpack, Ltd.	1,592,000	1,561,845
	GP Industries, Ltd.	1,516,000	667,486
	Guocoland, Ltd.	1,215,000	1,084,276
	Hiap Moh Corp., Ltd.	34,874	6,595
	Ho Bee Investment, Ltd.	761,000	285,591
	Hong Fok Corp., Ltd.	1,796,000	472,338
	Hong Leong Asia, Ltd.	1,048,000	836,146
*	Horizon Education & Technologies, Ltd.	2,054,000	145,669
	Hotel Grand Central, Ltd.	875,280	331,065
	Hotel Plaza, Ltd.	1,189,000	716,752
	Hotel Properties, Ltd.	1,675,000	1,534,381
	Hour Glass, Ltd.	298,000	124,163
	HTL International Holdings, Ltd.	1,471,875	1,122,141
	Huan Hsin Holdings, Ltd.	1,138,400	390,220
	Hup Seng Huat, Ltd.	900,200	250,048
	Hwa Hong Corp., Ltd.	2,488,000	882,243
	IDT Holdings, Ltd.	718,000	704,400
*	Inno-Pacific Holdings, Ltd.	680,000	8,038
	Innovalues Precision, Ltd.	520,000	167,489
	International Factors (Singapore), Ltd.	290,000	103,691
*	Internet Technology Group, Ltd.	874,408	15,503

17

*	Interra Resources, Ltd.	37,086	5,589
*	Intraco, Ltd.	292,500	58,775
	Isetan (Singapore), Ltd.	122,500	311,309
#	Jaya Holdings, Ltd.	2,733,000	2,164,369
	JK Yaming International, Ltd.	907,000	192,973
	Jurong Cement, Ltd.	132,500	74,392
	Jurong Engineering, Ltd.	137,000	204,846
#	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,760,444
	K1 Ventures, Ltd.	5,340,500	1,104,681
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,678,461
	Khong Guan Flour Milling, Ltd.	19,000	18,135
	Kian Ann Engineering, Ltd.	868,000	82,078
	Kian Ho Bearings, Ltd.	521,000	49,266
*	Koh Brothers, Ltd.	1,494,000	97,125
*	L & M Group Investments, Ltd.	7,107,100	21,001
#	Labroy Marine, Ltd.	3,343,000	2,054,738
*	LanTroVision (S), Ltd.	1,117,500	16,511
	Lee Kim Tah Holdings, Ltd.	1,600,000	330,960
*	Leong Hin Holdings, Ltd.	657,500	167,090
*	Liang Huat Aluminium, Ltd.	2,954,000	26,187
	Lion Asiapac, Ltd.	473,000	50,318
	Low Keng Huat Singapore, Ltd.	372,000	134,110
	Lum Chang Holdings, Ltd.	1,134,030	288,191
	Magnecomp International, Ltd.	931,000	481,443
	Manufacturing Integration Technology, Ltd.	588,000	45,176
	MCL Land, Ltd.	1,427,000	1,214,432
# *	Mediaring.Com, Ltd.	3,410,000	584,439
	Metro Holdings, Ltd.	2,256,960	833,663
	MMI Holdings, Ltd.	1,994,000	683,502
	Multi-Chem, Ltd.	1,263,000	153,019
	Nera Telecommunications, Ltd.	1,450,000	342,779
	New Toyo International Holdings, Ltd.	1,043,000	317,452
	Norelco Centreline Holdings, Ltd.	941,000	225,233
*	Orchard Parade Holdings, Ltd.	1,084,022	435,646
#	Osim International, Ltd.	1,638,000	1,384,321
	Ossia International, Ltd.	728,332	71,023
	Pan-United Corp., Ltd.	2,193,000	460,102
	Pan-United Marine, Ltd.	1,096,500	236,531
	PCI, Ltd.	734,000	266,783
	Pertama Holdings, Ltd.	459,750	96,458
	Popular Holdings, Ltd.	1,813,000	450,022
	PSC Corp., Ltd.	5,723,200	304,417
*	Qian Hu Corp., Ltd.	408,200	61,518
	Robinson & Co., Ltd.	284,832	1,035,263
	Rotary Engineering, Ltd.	1,624,000	460,696
	San Teh, Ltd.	838,406	138,739
	SBS Transit, Ltd.	1,011,000	1,272,675
	Sea View Hotel, Ltd.	66,000	3,046
*	Seatown Corp., Ltd.	101,000	1,791
	Sembawang Kimtrans, Ltd.	1,295,000	443,899
	Sin Soon Huat, Ltd.	1,307,000	158,349
	Sing Investments & Finance, Ltd.	103,950	98,295
#	Singapore Food Industries, Ltd.	1,707,000	1,139,984
	Singapore Reinsurance Corp., Ltd	1,540,935	268,654

18

	Singapore Shipping Corp., Ltd.	1,930,000	576,017
	Singapura Finance, Ltd.	139,250	146,488
	SMB United, Ltd.	2,010,000	190,065
	SNP Corp., Ltd.	466,495	253,642
*	SP Corp., Ltd.	454,000	17,440
	Ssangyong Cement (Singapore), Ltd.	236,000	126,923
	Stamford Land Corp., Ltd.	3,229,000	572,501
	Straits Trading Co., Ltd.	1,117,200	1,789,316
*	Sunright, Ltd.	378,000	55,849
	Superbowl Holdings, Ltd.	490,000	62,262
	Superior Metal Printing, Ltd.	490,500	55,078
	Thakral Corp., Ltd.	6,028,000	285,003
	Tiong Woon Corp. Holding, Ltd.	1,359,000	184,729
*	Transmarco, Ltd.	106,500	44,374
	Trek 2000 International, Ltd.	1,004,000	281,847
	TSM Resources, Ltd.	1,502,000	270,743
	TT International, Ltd.	2,109,600	193,250
*	Tuan Sing Holdings, Ltd.	3,362,000	188,759
*	Ultro Technologies, Ltd.	530,000	20,360
	Unisteel Technology, Ltd.	974,000	1,047,652
	United Engineers, Ltd.	846,666	890,674
	United Overseas Insurance, Ltd.	125,500	275,914
	United Pulp & Paper Co., Ltd.	354,000	101,469
	UOB-Kay Hian Holdings, Ltd.	1,602,000	965,716
	Vicom, Ltd.	120,000	67,374
	WBL Corp., Ltd.	647,000	1,345,965
	Xpress Holdings, Ltd.	1,392,000	49,360
*	Yongnam Holdings, Ltd.	1,506,000	26,701
TOTAL COMMON STOCKS (Cost $56,350,271)			59,853,957

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		103,402
(Cost $103,377)

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	7,989
*	Sing Investments & Finance, Ltd. Rights 10/17/05	37,800	9,159
TOTAL RIGHTS/WARRANTS (Cost $0)			17,148

TOTAL — SINGAPORE (Cost $56,453,648)			59,974,507

NEW ZEALAND — (4.6%)
COMMON STOCKS — (4.6%)
AFFCO Holdings, Ltd.	1,806,887	574,960
Cavalier Corp., Ltd.	283,674	731,942
CDL Hotels New Zealand, Ltd.	1,387,344	556,622
CDL Investments New Zealand, Ltd.	328,510	77,264
Colonial Motor Co., Ltd.	126,795	280,673

19

	Ebos Group, Ltd.	112,108	372,243
*	Evergreen Forests, Ltd.	323,301	73,802
	Hallenstein Glassons Holdings, Ltd.	241,638	835,764
	Hellaby Holdings, Ltd.	201,679	863,575
	Horizon Energy Distribution, Ltd.	40,420	124,424
	Met Lifecare, Ltd.	270,895	700,844
	Michael Hill International, Ltd.	156,746	813,217
*	New Zealand Oil & Gas, Ltd.	584,872	424,814
	New Zealand Refining Co., Ltd.	84,779	3,621,377
	Northland Port Corp. (New Zealand), Ltd.	219,997	486,985
#	Nuplex Industries, Ltd.	271,267	825,654
*	Pacific Retail Group, Ltd.	194,156	275,330
	Port of Tauranga, Ltd.	541,952	1,672,031
*	Provenco Group, Ltd.	281,600	192,848
	Pyne Gould Guinness, Ltd.	229,634	381,238
	Restaurant Brand New Zealand, Ltd.	369,175	357,527
	Richina Pacific, Ltd.	309,644	128,517
*	Rubicon, Ltd.	995,760	723,257
	Ryman Healthcare Group, Ltd.	415,999	1,424,446
	Sanford, Ltd.	418,047	1,272,408
	Scott Technology, Ltd.	60,843	106,483
*	Seafresh New Zealand, Ltd.	80,520	1,559
	South Port New Zealand, Ltd.	30,744	25,095
	Steel & Tube Holdings, Ltd.	379,638	1,286,810
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	45,527
	Tourism Holdings, Ltd.	402,452	537,304
*	Trans Tasman Properties, Ltd.	2,311,308	751,457
	Waste Management NZ, Ltd.	430,471	1,828,356
	Wrightson, Ltd.	279,834	482,002

TOTAL — NEW ZEALAND (Cost $11,898,695)			22,856,355

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Aliran Ihsan Resources Berhad	1,650	243
* Autoways Holdings Berhad	10,000	3,423
* Promet Berhad	1,143,000	0
* Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS (Cost $798,985)		3,666

PREFERRED STOCKS — (0.0%)
* Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,186
(Cost $229,462)

TOTAL — MALAYSIA (Cost $1,028,447)		4,852

20

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc.	7,260	0
(Cost $0)

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (18.8%)
 Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.30% and 3.35%, respectively, 10/03/05 (Collateralized by $142,797,613 U.S. STRIPS, rates ranging from 0% to 9.375%, maturities ranging from 11/15/05 to 02/15/26 & U.S. Treasury Note 3.375%, 02/15/08, valued at $93,201,590) to be repurchased at $91,397,884 (Cost $91,372,436)	$91,372	91,372,436

Repurchase Agreement, PNC Capital Markets, Inc. 3.61%, 10/03/05 (Collateralized by $1,530,000 FNMA Note 2.95%, 11/14/07, valued at $1,543,388) to be repurchased at $1,520,457 (Cost $1,520,000)	1,520	1,520,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $92,892,436)		92,892,436

TOTAL INVESTMENTS - (100.0%) (Cost $449,019,431)††		$493,742,879

†	Securities have been fair valued. See Security Valuation Note.
	Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $449,069,317.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (98.4%)
COMMON STOCKS — (97.7%)
Industrials — (29.4%)
	600 Group P.L.C.	218,038	$213,438
	AEA Technology P.L.C.	168,483	271,910
	Aggreko P.L.C.	800,289	3,303,011
	Air Partner P.L.C.	15,611	166,859
*	Airflow Streamlines P.L.C.	20,500	21,152
	Alumasc Group P.L.C.	131,547	407,198
	Amec P.L.C.	49,000	314,590
	Arriva P.L.C.	129,697	1,343,956
*	Ashtead Group P.L.C.	987,524	2,412,375
	Atkins (WS) P.L.C.	323,639	3,933,032
	Autologic Holdings P.L.C.	96,590	242,770
* #	Avis Europe P.L.C.	2,777,071	3,098,096
	Babcock International Group P.L.C.	674,239	2,128,699
*	Bailey (C.H.) P.L.C.	109,500	28,970
*	Bailey (C.H.) P.L.C. Class B	10,000	21,166
*	BB Holdings, Ltd.	8,709	50,691
	Birse Group P.L.C.	421,901	94,879
	Black Arrow Group P.L.C.	56,500	84,706
	Bodycote International P.L.C.	983,093	3,762,718
	Braemar Seascope Group P.L.C.	45,450	274,563
	Brammer P.L.C.	144,123	521,116
	Brandon Hire P.L.C.	97,041	254,173
	British Steam Specialties Group P.L.C.	372,476	1,859,226
*	BTG P.L.C.	439,797	1,722,077
	Business Post Group P.L.C.	157,099	1,239,978
	Carillion P.L.C.	673,660	3,148,720
	Castings P.L.C.	83,784	325,111
	Charles Taylor Consulting P.L.C.	69,380	348,760
*	Charter P.L.C.	483,993	3,457,335
	Chemring Group P.L.C.	68,833	753,331
	Chloride Group P.L.C.	819,535	1,228,666
	Christie Group P.L.C.	53,263	95,354
	Clarkson P.L.C.	54,733	771,818
	Communisis P.L.C.	428,943	739,543
*	Cookson Group P.L.C.	595,684	3,467,187
*	Corporate Services Group P.L.C.	1,704,859	278,149
*	Costain Group P.L.C.	1,176,378	907,763
*	Danka Business Systems P.L.C.	367,079	236,320
	Dart Group P.L.C.	74,000	357,626
	Datamonitor P.L.C.	136,693	482,196
	Davis Service Group P.L.C.	543,317	4,585,457
	De La Rue P.L.C.	500,224	3,387,998

1

	Domino Printing Sciences P.L.C.	402,751	1,917,996
	Domnick Hunter Group P.L.C.	90,805	1,145,152
*	Dowding & Mills P.L.C.	336,440	102,363
*	Easyjet P.L.C.	1,068,671	5,503,947
	Eleco P.L.C.	104,685	69,241
*	Enodis P.L.C.	1,259,207	2,853,958
	Fenner P.L.C.	366,981	1,009,754
	FKI P.L.C.	1,440,968	2,833,848
	Forth Ports P.L.C.	146,049	3,426,081
*	Fortress Holdings P.L.C.	120,728	5,856
	Fulmar P.L.C.	107,500	179,179
	Galliford Try P.L.C.	777,015	986,755
	Get Group P.L.C.	20,485	42,635
	Gibbs & Dandy P.L.C.	13,681	87,835
	Gleeson (M.J.) Group P.L.C.	133,536	724,843
*	Glotel P.L.C.	119,419	196,939
	Go-Ahead Group P.L.C.	132,593	3,271,792
	Halstead (James) Group P.L.C.	52,208	582,432
*	Hampson Industries P.L.C.	584,903	263,070
*	Harvey Nash Group P.L.C.	183,750	183,115
	Havelock Europa P.L.C.	75,907	182,752
	Heath (Samuel) & Sons P.L.C.	7,500	63,497
	Helphire Group P.L.C.	367,619	1,909,548
*	Heywood Williams Group P.L.C.	224,663	463,623
	Homeserve P.L.C.	189,936	3,698,484
	Hyder Consulting P.L.C.	119,601	456,710
	Intertek Group P.L.C.	99,446	1,198,873
	Intserve P.L.C.	356,389	2,247,231
*	Invensys P.L.C.	13,306,332	3,403,092
	Ite Group P.L.C.	694,103	1,309,951
	Johnson Service Group P.L.C.	167,160	1,265,581
	Keller Group P.L.C.	169,695	1,212,192
	Kier Group P.L.C.	104,194	1,957,220
	Laing (John) P.L.C.	721,890	3,297,753
	Latchways P.L.C.	22,878	216,892
*	Lavendon Group P.L.C.	122,032	425,097
	Lincat Group P.L.C.	19,000	189,343
	Litho Supplies P.L.C.	20,000	20,284
*	Lorien P.L.C.	60,000	33,865
	Low & Bonar P.L.C.	325,507	686,081
	Management Consulting Group P.L.C.	600,372	513,582
	McAlpine (Alfred) P.L.C.	319,263	2,162,356
	Michael Page International P.L.C.	1,029,839	4,468,398
	Mitie Group P.L.C.	924,459	2,845,316
*	Molins P.L.C.	68,000	182,905
*	Morgan Crucible Company P.L.C.	919,226	3,720,937
	Morgan Sindall P.L.C.	99,266	1,496,973
	Mouchel Parkman P.L.C.	319,979	1,484,310
	Mowlem (John) & Co. P.L.C.	418,282	1,180,420
	MS International P.L.C.	71,500	148,181
	MSB International P.L.C.	30,748	32,269
	National Express Group P.L.C.	25,000	370,396
	Northern Recruitment Group P.L.C.	36,500	133,585
	Northgate P.L.C.	198,436	3,954,998
	Ocean Wilsons Holdings, Ltd.	84,250	490,378

2

*	Penna Consulting P.L.C.	42,417	91,274
*	Planestation Group P.L.C.	76,551	7,595
	PSD Group P.L.C.	54,896	225,118
	Quantica P.L.C.	115,428	126,226
	Radstone Technology P.L.C.	67,511	323,290
*	Regus Group P.L.C.	2,825,214	4,945,717
	Reliance Security Group P.L.C.	66,349	629,014
	Renold P.L.C.	153,256	160,835
	Ricardo P.L.C.	163,984	870,593
	Robert Walters P.L.C.	291,175	680,483
	ROK property solutions P.L.C.	96,381	833,831
	RPS Group P.L.C.	620,665	1,685,875
	Salvesen (Christian) P.L.C.	790,687	990,171
	Senior P.L.C.	988,393	1,037,275
	Serco Group P.L.C.	235,235	1,064,233
	Severfield-Rowan P.L.C.	57,431	818,474
	Shanks & McEwan Group P.L.C.	744,456	2,271,603
	SHL Group P.L.C.	165,829	409,483
	SIG P.L.C.	379,297	4,910,467
*	Simon Group P.L.C.	348,089	331,537
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	263,907
	Speedy Hire P.L.C.	132,434	1,779,926
	Spirax-Sarco Engineering P.L.C.	238,347	3,312,709
	Spring Group P.L.C.	406,488	426,591
*	Stanelco P.L.C.	2,148,370	615,758
	T. Clarke P.L.C.	118,525	500,683
	Tarsus Group P.L.C.	86,934	252,234
*	Teesland P.L.C.	431,476	711,567
	Thorpe (F.W.) P.L.C.	24,000	154,085
*	Tinsley (Eliza) Group P.L.C.	19,844	6,300
*	Trafficmaster P.L.C.	252,418	143,581
	Transport Development Group P.L.C.	244,132	996,835
	Trifast P.L.C.	217,991	271,066
	Ultra Electronics Holdings P.L.C.	205,164	3,387,072
	Ultraframe P.L.C.	162,456	98,139
	Umeco P.L.C.	94,138	937,295
*	Universal Salvage P.L.C.	36,111	74,838
*	Volex Group P.L.C.	168,908	351,544
	VP P.L.C.	108,111	420,461
	VT Group P.L.C.	529,851	3,495,206
	Weir Group P.L.C.	671,663	4,537,301
	Whatman P.L.C.	426,530	2,117,753
	White Young Green P.L.C.	78,615	476,992
	Whitehead Mann Group P.L.C.	95,000	60,322
*	Wilshaw P.L.C.	198,409	35,870
	Wincanton P.L.C.	306,978	1,803,013
	WSP Group P.L.C.	208,614	1,416,614
	Wyndeham Press Group P.L.C.	165,119	334,921
	XP Power P.L.C.	59,933	400,638
Total Industrials
(Cost $134,101,617)			176,948,862

Consumer Discretionary — (21.5%)
	4imprint P.L.C.	81,908	370,562
	Abbeycrest P.L.C.	42,590	21,409

3

	AGA Food Service Group P.L.C.	399,607	2,193,764
	Alba P.L.C.	105,025	716,424
	Alexandra P.L.C.	86,243	182,538
	Alexon Group P.L.C.	156,695	718,581
	Alpha Airports Group P.L.C.	392,541	604,085
	Arena Leisure P.L.C.	1,136,685	816,987
*	Aston Villa P.L.C.	12,961	107,444
*	Austin Reed Group P.L.C.	68,999	143,606
	Avesco P.L.C.	29,998	50,794
	Avon Rubber P.L.C.	69,321	261,653
	Beale P.L.C.	22,161	25,993
	Bellway P.L.C.	353,782	5,463,101
	Ben Bailey P.L.C.	40,986	273,982
	Blacks Leisure Group P.L.C.	90,290	686,379
	Bloomsbury Publishing P.L.C.	204,038	1,196,603
	Boot (Henry) P.L.C.	71,794	750,281
	Bovis Homes Group P.L.C.	367,891	3,971,165
	BPP Holdings P.L.C.	149,368	993,222
*	Brown & Jackson P.L.C.	818,461	743,451
	Brown (N) Group P.L.C.	695,395	1,809,135
	Caffyns P.L.C.	6,000	83,604
	Capital Radio P.L.C.	313,351	1,768,595
	Carpetright P.L.C.	125,839	1,953,194
*	Celtic P.L.C.	40,759	37,383
	Character Group P.L.C.	97,314	100,410
	Chime Communications P.L.C.	549,729	273,914
	Chrysalis Group P.L.C.	328,544	834,456
	Churchill China P.L.C.	30,000	94,187
	City Restaurant Group P.L.C.	613,707	1,374,713
	Clinton Cards P.L.C.	501,072	680,516
	Colefax Group P.L.C.	60,000	124,347
	Cosalt P.L.C.	30,700	142,140
*	Courts P.L.C.	110,722	0
	Crest Nicholson P.L.C.	310,555	2,207,450
	Creston P.L.C.	88,715	281,655
	Dawson Holdings P.L.C.	144,502	360,643
*	Dawson International P.L.C.	100,688	16,871
	De Vere Group P.L.C.	216,715	2,283,885
*	Emess P.L.C.	480,556	80,522
*	Entertainment Rights P.L.C.	1,034,872	520,210
	Euromoney Institutional Investors P.L.C.	205,774	1,495,323
	European Motor Holdings P.L.C.	118,325	573,927
*	FII Group P.L.C.	41,166	4,901
	Findel P.L.C.	380,020	3,036,351
	First Choice Holidays P.L.C.	1,254,193	4,684,197
	First Technology P.L.C.	188,345	618,725
	Forminster P.L.C.	43,333	14,522
	French Connection Group P.L.C.	284,510	1,339,850
	Fuller, Smith & Turner P.L.C. Series A	41,035	663,699
	Future Network P.L.C.	933,632	1,078,610
	Game Group P.L.C.	991,290	1,494,907
	Games Workshop Group P.L.C.	83,198	617,792
*	Gaskell P.L.C.	36,000	1,587
*	Global Natural Energy P.L.C.	11,004	28,434
	Greene King P.L.C.	445,102	5,020,506

4

	Haynes Publishing Group P.L.C.	14,703	98,546
	Headlam Group P.L.C.	259,894	1,902,356
*	Highbury House Communications P.L.C.	439,166	13,052
	HMV Group P.L.C.	892,618	3,247,185
	Holidaybreak P.L.C.	149,496	1,782,476
*	Homestyle Group P.L.C.	139,717	174,967
	Hornby P.L.C.	77,295	293,114
	House of Fraser P.L.C.	589,110	1,132,584
	Huntsworth P.L.C.	272,129	477,579
	Incisive Media P.L.C.	271,780	763,386
	JJB Sports P.L.C.	529,578	1,580,906
	John David Group P.L.C.	114,500	447,833
	Lambert Howarth Group P.L.C.	43,203	171,072
*	Laura Ashley Holdings P.L.C.	2,505,661	596,628
*	London Clubs International P.L.C.	545,513	1,226,769
	Lookers P.L.C.	85,770	624,032
	Luminar P.L.C.	223,904	1,895,616
	Maiden Group P.L.C.	43,212	134,904
	Mallett P.L.C.	24,837	113,461
	Manganese Bronze Holdings P.L.C.	32,184	95,083
	Marchpole Holdings P.L.C.	271,422	96,943
	Matalan P.L.C.	643,905	1,970,465
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	292,792	3,191,501
	Menzies (John) P.L.C.	132,050	1,364,845
	Metal Bulletin P.L.C.	145,659	595,394
	MFI Furniture Group P.L.C.	1,753,768	3,363,944
	Mice Group P.L.C.	174,886	105,648
	Millennium and Copthorne Hotels P.L.C.	238,041	1,553,463
*	Monsoon P.L.C.	71,000	516,571
	Moss Brothers Group P.L.C.	163,400	286,042
	Mothercare P.L.C.	209,565	1,290,005
*	Music Choice Europe P.L.C.	33,796	4,992
*	Mytravel Group P.L.C.	20,964	73,490
	Newcastle United P.L.C.	198,896	177,160
	Next Fifteen Communications P.L.C.	25,000	27,559
	Nord Anglia Education P.L.C.	63,924	152,211
	Northamber P.L.C.	75,888	125,820
* #	NXT P.L.C.	219,248	251,360
	Ottakar’s P.L.C.	34,693	269,241
	Owen (H.R.) P.L.C.	46,993	131,374
*	Pace Micro Technology P.L.C.	501,860	458,079
*	Partridge Fine Arts P.L.C.	58,000	56,776
	Pendragon P.L.C.	415,970	2,868,707
	Photo-Me International P.L.C.	1,340,534	2,754,553
*	Pittards P.L.C.	60,985	13,446
	Portmeirion Group P.L.C.	22,856	75,990
*	Pressac P.L.C.	78,129	1,034
*	QXL Ricardo P.L.C.	130	16,062
	Redrow P.L.C.	491,649	3,754,831
	Reg Vardy P.L.C.	112,005	1,135,933
*	Regent Inns P.L.C.	375,219	675,044
* #	Sanctuary Group P.L.C.	779,911	81,160
	SCS Upholstery P.L.C.	117,088	720,235
	Sinclair (William) Holdings P.L.C.	53,000	47,208

5

	Sirdar P.L.C.	69,754	46,752
	SMG P.L.C.	625,114	1,033,660
	Smith (WH) P.L.C.	568,473	3,384,005
*	Southampton Leisure Holdings P.L.C.	19,615	11,417
*	Sportech P.L.C.	846,974	141,919
	St. Ives P.L.C.	269,901	1,787,565
	Stanley Leisure P.L.C.	165,641	1,973,516
*	Sterling Publishing Group P.L.C.	75,298	12,783
	Stylo P.L.C.	64,096	68,962
	T&F Informa Group P.L.C.	111,817	780,999
	Taylor Nelson Sofres P.L.C.	701,432	2,474,360
	Ted Baker P.L.C.	105,654	898,215
	The Peacock Group P.L.C.	273,494	1,536,401
*	The Television Corp. P.L.C.	101,591	116,471
*	Toad Group P.L.C.	85,507	16,401
	Topps Tiles P.L.C.	491,811	1,492,018
*	Torotrak P.L.C.	246,442	219,510
*	Tottenham Hotspur P.L.C.	150,000	113,765
	Ulster Television P.L.C.	140,321	1,131,062
	Victoria P.L.C.	12,000	44,977
	Vitec Group P.L.C.	95,370	597,156
	Wagon P.L.C.	163,410	526,004
	Wembley P.L.C.	68,694	674,872
	Westbury P.L.C.	354,877	2,704,014
	Wetherspoon (J.D.) P.L.C.	513,165	2,618,049
	Wilmington Group P.L.C.	177,826	522,224
	Wilson Bowden P.L.C.	7,000	143,961
	Woolworths Group P.L.C.	3,110,645	1,837,988
	Wyevale Garden Centres P.L.C.	125,459	1,262,423
Total Consumer Discretionary
(Cost $110,598,911)			129,143,269

Financials — (15.0%)
	Aberdeen Asset Management P.L.C.	760,233	1,528,618
	Atrium Underwriting P.L.C.	136,847	470,067
*	Bradstock Group P.L.C.	5,200	4,036
	Brewin Dolphin Holdings P.L.C.	609,242	1,413,068
	Britannic P.L.C.	294,095	3,200,517
	Brixton P.L.C.	894,424	6,156,498
	Capital & Regional P.L.C.	226,741	3,215,389
	Chesnara P.L.C.	92,900	276,917
*	CLS Holdings P.L.C.	220,245	1,841,331
	Collins Stewart Tullett P.L.C.	407,502	4,592,805
	Countrywide P.L.C.	185,800	1,275,621
	Daejan Holdings P.L.C.	32,711	1,903,948
	Derwent Valley Holdings P.L.C.	192,832	4,441,909
	Development Securities P.L.C.	130,786	1,167,237
	Domestic & General Group P.L.C.	121,425	1,756,181
	DTZ Holdings P.L.C.	159,674	945,579
*	Durlacher Corp. P.L.C.	15,272	48,755
*	Egg P.L.C.	682,257	1,203,359
	Freeport P.L.C.	88,023	680,790
	Grainger Trust P.L.C.	304,996	2,453,050
	Great Portland Estates P.L.C.	638,580	4,372,946
	Guiness Peat Group P.L.C.	1,251,349	1,809,838

6

*	Hampton Trust P.L.C.	232,050	5,628
	Hardy Underwriting Group P.L.C.	46,683	167,560
*	Hawtin P.L.C.	196,500	49,388
	Helical Bar P.L.C.	152,052	895,748
*	Henderson Group P.L.C.	527,750	623,664
	Highway Insurance Holdings P.L.C.	467,933	480,758
	Hiscox P.L.C.	1,147,509	4,042,874
	Hitachi Capital (UK) P.L.C.	124,239	413,063
	ISIS Asset Management P.L.C.	388,420	1,317,090
	Jardine Lloyd Thompson Group P.L.C.	476,901	3,604,346
	Kensington Group P.L.C.	128,220	1,490,351
	Kiln P.L.C.	566,831	869,802
	London Merchant Securities P.L.C.	1,282,485	5,112,203
	London Scottish Bank P.L.C.	374,544	530,146
*	Marylebone Warwick Balfour Group P.L.C.	277,898	759,739
	McKay Securities P.L.C.	97,232	480,192
	Minerva P.L.C.	427,018	1,935,649
	Mucklow (A & J) Group P.L.C.	175,000	1,351,947
	Paragon Group of Companies P.L.C.	153,200	1,434,831
	Park Group P.L.C.	291,600	123,437
	Primary Health Properties P.L.C.	23,784	145,357
	Quintain Estates & Development P.L.C.	161,208	1,654,844
	Rensburg Sheppards P.L.C.	37,158	441,733
	Rugby Estates P.L.C.	15,328	90,704
	Rutland Trust P.L.C.	174,255	155,980
	S & U P.L.C.	21,140	192,958
	Savills P.L.C.	178,946	2,662,284
	Secure Trust Group P.L.C.	44,674	328,972
	Shaftesbury P.L.C.	507,230	3,401,900
	Shore Capital Group P.L.C.	504,863	427,427
	Smith (James) Estates P.L.C.	17,524	139,862
	St. Modwen Properties P.L.C.	271,071	2,137,164
	Stanley (Charles) Group P.L.C.	86,800	430,968
	Town Centre Securities P.L.C.	142,137	1,017,842
	Unite Group P.L.C.	373,726	2,050,034
	Warner Estate Holdings P.L.C.	107,894	1,188,440
	Workspace Group P.L.C.	663,597	3,101,685
Total Financials
(Cost $63,938,562)			90,015,029

Information Technology — (8.9%)
	Abacus Group P.L.C.	105,130	218,804
	Acal P.L.C.	60,982	293,100
	Alphameric P.L.C.	400,049	698,547
*	Alterian P.L.C.	68,403	164,685
	Amstrad P.L.C.	149,652	308,827
*	Anite Group P.L.C.	977,286	1,120,424
*	ARC International P.L.C.	330,444	209,820
*	Autonomy Corp. P.L.C.	236,369	1,410,184
	Aveva Group P.L.C.	64,318	1,019,291
	Axon Group P.L.C.	115,461	435,300
*	Baltimore Technologies P.L.C.	485	14,741
*	Bede P.L.C.	135,978	44,370
	CML Microsystems P.L.C.	28,361	176,331
	Comino Group P.L.C.	30,924	147,267

7

	Compel Group P.L.C.	75,752	134,279
	Computacenter P.L.C.	452,614	1,792,222
	Deltron Electronics P.L.C.	90,964	82,627
	Detica Group P.L.C.	63,075	1,106,949
	Dicom Group P.L.C.	47,661	836,438
*	Dimension Data Holdings P.L.C.	939,000	621,075
	Diploma P.L.C.	65,882	809,348
*	Easynet Group P.L.C.	281,185	478,594
	Electrocomponents P.L.C.	92,314	396,066
	Electronic Data Processing P.L.C.	55,200	76,429
*	Eurodis Electron P.L.C.	2,118,657	39,237
*	Fibernet Group P.L.C.	224,012	260,773
	Filtronic P.L.C.	165,504	799,846
*	Financial Objects P.L.C.	17,000	13,193
	GB Group P.L.C.	415,333	267,385
*	Gresham Computing P.L.C.	121,221	183,875
	Halma P.L.C.	1,204,014	3,132,355
	ICM Computer Group P.L.C.	45,983	270,889
*	Imagination Technologies Group P.L.C.	566,510	549,563
*	Intec Telecom Systems P.L.C.	654,113	674,926
	Intelek P.L.C.	99,880	20,700
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	420,470
	Laird Group P.L.C.	474,594	3,086,751
	Macro 4 P.L.C.	45,932	236,967
*	Microgen P.L.C.	238,323	277,432
	Morse P.L.C.	277,169	420,427
	MTL Instruments Group P.L.C.	24,678	163,226
*	nCipher P.L.C.	64,083	265,618
*	Northgate Information Solutions P.L.C.	1,676,014	2,387,083
*	NSB Retail P.L.C.	1,119,725	622,113
	Oxford Instruments P.L.C.	136,455	580,035
*	Parity Group P.L.C.	381,072	41,168
	Planit Holdings P.L.C.	235,000	99,478
*	Plasmon P.L.C.	135,733	327,985
	Premier Farnell P.L.C.	1,119,106	2,980,544
	Psion P.L.C.	378,897	1,022,492
*	QA P.L.C.	158,950	4,346
	Renishaw P.L.C.	188,734	2,846,188
*	Retail Decisions P.L.C.	944,523	374,837
	RM P.L.C.	264,018	781,166
	Rotork P.L.C.	217,806	2,289,620
	Roxboro Group P.L.C.	90,243	583,358
	Royalblue Group P.L.C.	93,319	1,064,109
*	SCI Entertainment P.L.C.	33,370	311,946
*	Scipher P.L.C.	34,563	686
*	SDL P.L.C.	157,956	516,806
	Spectris P.L.C.	402,575	4,082,837
*	Spirent P.L.C.	2,209,226	2,006,757
*	Superscape P.L.C.	302,847	133,540
*	Surfcontrol P.L.C.	81,878	642,650
*	Tadpole Technology P.L.C.	427,207	34,850
	Telemetrix P.L.C.	177,320	272,097
*	Telspec P.L.C.	25,000	8,929
*	The Innovation Group P.L.C.	1,116,429	561,207

8

	Trace Computers P.L.C.	33,552	55,332
	TT Electronics P.L.C.	361,387	1,013,484
*	TTP Communications P.L.C.	611,908	339,973
	Vega Group P.L.C.	69,342	262,955
	Vislink P.L.C.	124,752	81,964
*	Wolfson Microelectronics P.L.C.	331,328	1,355,793
	Workplace Systems International P.L.C.	238,739	47,372
	XAAR P.L.C.	167,514	849,447
	XANSA P.L.C.	856,511	1,374,744
	XKO Group P.L.C.	30,304	57,726
Total Information Technology
(Cost $50,364,407)			53,694,968

Energy — (7.4%)
	Abbot Group P.L.C.	580,898	2,704,900
	Anglo Pacific Group P.L.C.	267,628	620,733
	Burren Energy P.L.C.	421,226	6,203,675
*	Dana Petroleum P.L.C.	247,109	3,898,668
*	Emerald Energy P.L.C.	169,128	507,121
	Expro International Group P.L.C.	225,645	2,177,010
	Fisher (James) & Sons P.L.C.	136,941	915,419
*	Fortune Oil P.L.C.	3,248,130	343,169
	Hunting P.L.C.	387,769	2,154,423
	JKX Oil and Gas P.L.C.	397,585	1,500,691
*	KBC Advanced Technologies P.L.C.	68,734	56,373
	Melrose Resources P.L.C.	279,182	2,105,091
	Paladin Resources P.L.C.	965,278	5,388,570
*	Premier Oil P.L.C.	258,336	3,435,608
*	Soco International P.L.C.	210,346	2,775,129
	Sondex P.L.C.	206,804	848,065
	Tullow Oil P.L.C.	160,000	733,737
	U.K. Coal P.L.C.	322,996	891,577
*	Venture Production P.L.C.	348,618	2,963,768
	Wood Group (John) P.L.C.	1,196,723	4,432,618
Total Energy
(Cost $27,744,554)			44,656,345

Consumer Staples — (5.8%)
	Anglo Eastern Plantations P.L.C.	87,249	320,859
	Arla Foods UK P.L.C.	1,674,839	1,742,900
	Barr (A.G.) P.L.C.	43,000	737,953
	Belhaven Brewery Group P.L.C.	91,614	1,008,309
	Body Shop International P.L.C.	583,233	2,221,996
	Cranswick P.L.C.	137,780	1,534,641
	Dairy Crest Group P.L.C.	411,682	3,710,480
	Devro P.L.C.	533,228	1,232,059
	Greggs P.L.C.	34,699	2,931,567
	Hardys & Hansons P.L.C.	56,379	678,684
	Kleeneze P.L.C.	109,256	233,173
	Linton Park P.L.C.	39,000	306,106
	McBride P.L.C.	546,348	1,474,376
	Nichols P.L.C.	66,550	237,695
	Northern Foods P.L.C.	1,742,847	4,695,565
	PZ Cuzzons P.L.C.	49,859	1,149,388
	Richmond Foods P.L.C.	57,804	501,615

9

	Robert Wiseman Dairies P.L.C.	199,037	997,888
	Somerfield P.L.C.	722,361	2,516,337
	Swallowfield P.L.C.	15,000	17,329
	Thorntons P.L.C.	158,000	490,475
	Uniq P.L.C.	263,207	598,873
	Whittard of Chelsea P.L.C.	37,487	50,251
	Wolverhampton & Dudley Breweries P.L.C.	246,522	5,143,844
	Young & Co’s Brewery P.L.C.	10,000	293,230
	Young & Co’s Brewery P.L.C. Class A	5,234	196,173
Total Consumer Staples
(Cost $25,827,170)			35,021,766

Health Care — (4.2%)
*	Acambis P.L.C.	211,450	887,630
*	Alizyme P.L.C.	345,593	621,745
*	Antisoma P.L.C.	533,154	192,776
*	Axis-Shield P.L.C.	126,365	728,823
	Bespak P.L.C.	70,661	676,748
*	Biocompatibles International P.L.C.	94,045	420,495
*	Bioquell P.L.C.	50,194	89,860
	Biotrace International P.L.C.	150,131	221,108
*	Cambridge Antibody Technology Group P.L.C.	101,801	1,335,895
	Care U.K. P.L.C.	161,590	1,101,568
	Corin Group P.L.C.	124,334	778,513
	Dechra Pharmaceuticals P.L.C.	168,094	766,408
	Ferraris Group P.L.C.	63,540	112,632
*	Genetix Group P.L.C.	151,246	142,720
	Goldshield Group P.L.C.	79,169	484,543
*	Gyrus Group P.L.C.	282,312	1,559,796
	Huntleigh Technology P.L.C.	90,597	581,651
	Isoft Group P.L.C.	737,364	5,618,405
	Isotron P.L.C.	70,674	754,158
*	M.L. Laboratories P.L.C.	960,927	436,430
*	Medical Solutions P.L.C.	140,731	22,030
*	Medisys P.L.C.	586,814	33,379
	Nestor Healthcare Group P.L.C.	303,219	748,741
*	Oxford Biomedica P.L.C.	1,177,706	950,332
*	Pharmagene P.L.C.	160,000	66,036
*	Phytopharm P.L.C.	111,349	100,162
*	Protherics P.L.C.	698,801	674,815
*	Provalis P.L.C.	796,584	77,275
*	Skyepharma P.L.C.	1,448,715	1,047,645
	SSL International P.L.C.	630,184	2,995,529
	Sygen International P.L.C.	668,253	559,863
*	Vernalis P.L.C.	334,552	432,234
Total Health Care
(Cost $23,690,913)			25,219,945

Materials — (3.5%)
*	Amberley Group P.L.C.	200,000	43,213
*	API Group P.L.C.	103,483	250,968
*	Applied Optical Technologies P.L.C.	117,822	76,371
	Baggeridge Brick P.L.C.	98,000	290,391
	British Polythene Industries P.L.C.	86,272	614,750
	Carclo P.L.C.	180,595	258,011

10

	Chamberlin & Hill P.L.C.	18,000	81,434
	Chapelthorpe P.L.C.	656,803	176,666
	Coral Products P.L.C.	50,000	17,638
	Croda International P.L.C.	407,461	3,079,529
	Cropper (James) P.L.C.	22,000	65,384
	Delta P.L.C.	370,616	869,407
	DS Smith P.L.C.	1,177,383	3,140,946
	Dyson Group P.L.C.	96,928	635,119
*	Elementis P.L.C.	1,297,599	1,298,834
	Ennstone P.L.C.	913,236	652,357
*	European Colour P.L.C.	82,090	23,166
*	Greenwich Resources P.L.C.	438,664	21,084
	Hill & Smith Holdings P.L.C.	138,474	493,363
	Inveresk P.L.C.	150,000	48,945
	Macfarlane Group P.L.C.	228,287	136,901
	Marshalls P.L.C.	411,113	2,139,098
	Metalrax Group P.L.C.	358,740	498,285
	Porvair P.L.C.	106,246	257,669
	RPC Group P.L.C.	295,073	1,295,914
	Scapa Group P.L.C.	319,593	135,287
	Treatt P.L.C.	14,957	72,812
	UCM Group P.L.C.	41,980	39,243
	Victrex P.L.C.	260,100	2,745,692
*	Yorkshire Group P.L.C.	82,504	8,367
	Yule Catto & Co. P.L.C.	278,083	1,292,514
	Zotefoams P.L.C.	62,000	85,297
Total Materials
(Cost $17,605,300)			20,844,655

Telecommunication Services — (1.0%)
* #	Colt Telecom Group P.L.C.	2,574,360	2,724,381
	Kingston Communications P.L.C.	850,036	910,817
*	Redstone P.L.C.	376,324	38,996
	Telecom Plus P.L.C.	149,831	355,444
*	Thus Group P.L.C.	3,930,559	1,005,240
*	Vanco P.L.C.	145,748	1,276,348
Total Telecommunication Services
(Cost $5,997,888)			6,311,226

Other — (0.5%)
*	Argonaut Games P.L.C.	100,000	5,512
*	Bombshell, Ltd.	932	1,003
*	Carlisle Group, Ltd.	3,484	9,832
	Carr’s Milling Industries P.L.C.	19,000	181,803
*	Clinical Computing P.L.C.	46,666	8,642
	Dewhurst P.L.C.	9,000	30,161
	Dewhurst P.L.C. Class A Non-Voting	15,500	45,382
	DRS Data & Research Services P.L.C.	26,825	17,506
	Erinaceous Group P.L.C.	288,236	1,359,939
*	Ferguson International Holdings P.L.C.	89,105	37,719
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
	IFX Group P.L.C.	79,438	163,931
*	IMS Group P.L.C.	75,000	5,953
	Independent Media Distribution P.L.C.	21,621	17,542

11

*	Industrial & Commercial Holdings P.L.C.	5,000	132
	Lupus Capital P.L.C.	429,989	91,009
*	Netstore P.L.C.	143,737	96,338
	New Avesco P.L.C.	29,998	45,767
*	Osmetech P.L.C.	669,354	20,661
*	Probus Estates P.L.C.	83,333	220
*	Radamec Group P.L.C.	35,000	18,520
	Ransom (William) & Son P.L.C.	30,000	26,457
	Reed Health Group P.L.C.	155,333	116,439
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Safeland P.L.C.	25,000	34,835
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 2) P.L.C.	62,500	2,618
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 4) P.L.C.	62,500	2,480
*	Secure Ventures (No. 5) P.L.C.	62,500	2,343
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	Servicepower Technologies P.L.C.	150,000	92,599
*	SFI Holdings, Ltd. Series A	26,713	14,606
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	350
	Tex Holdings P.L.C.	14,000	27,656
*	Theratase P.L.C.	80,563	50,444
*	Waterdorm P.L.C.	105,000	0
	Waterman P.L.C.	74,473	171,418
	Watermark Group P.L.C.	68,660	158,038
	Windsor P.L.C.	149,435	126,515
*	Wraith P.L.C.	1,441	2,160
Total Other
(Cost $4,041,961)			2,986,530

Utilities — (0.5%)
	Bristol Water Group P.L.C.	27,120	318,336
	Dee Valley Group P.L.C.	4,214	67,265
	East Surrey Holdings P.L.C.	234,414	2,067,288
	Hydro International P.L.C.	27,669	47,582
	Viridian Group P.L.C.	29,605	414,603
Total Utilities
(Cost $1,885,339)			2,915,074

TOTAL COMMON STOCKS
(Cost $465,796,622)			587,757,669

RIGHTS/WARRANTS — (0.0%)
Other — (0.0%)
* Letter of Entitlements - Audemars Piguet	90,242	0
* Planestation Group P.L.C. Warrants 01/13/11	229,653	202
* SFI Holdings, Ltd. Litigation Certificate	26,713	0
Total Other
(Cost $4,781)		202

12

Industrials — (0.0%)
* Trifast P.L.C. Rights 10/12/05
(Cost $0)	14,532	0

TOTAL RIGHTS/WARRANTS
(Cost $4,781)		202

INVESTMENT IN CURRENCY — (0.7%)
* British Pound Sterling
(Cost $4,064,704)		4,037,552

TOTAL — UNITED KINGDOM
(Cost $469,866,107)		591,795,423

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency
(Cost $101)		117

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
 Repurchase Agreement, Deutsche Bank Securities 3.30%, 10/03/05 (Collateralized by $3,480,168 U.S. Treasury Note 4.00%, 09/30/07, valued at $3,399,431) to be repurchased at $3,333,386 (Cost $3,332,470)	$3,332	3,332,470

Repurchase Agreement, PNC Capital Markets, Inc. 3.61%, 10/03/05 (Collateralized by $6,511,000 FNMA Note 2.95%, 11/14/07, valued at $6,567,971) to be repurchased at $6,471,946 (Cost $6,470,000)	6,470	6,470,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,802,470)		9,802,470

TOTAL INVESTMENTS - (100.0%) (Cost $479,668,678)††		$601,598,010

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $479,679,811.

13

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

		Shares	Value †

SWITZERLAND — (13.9%)
COMMON STOCKS — (13.5%)
*	4M Technologies Holding SA	18,445	$72,523
	A. Hiestad Holding AG	1,056	815,727
*	Actelion, Ltd.	47,323	5,099,501
	AFG Arbonia-Forster Holding AG	3,163	908,915
	Agie Charmilles Holding AG	3,402	331,120
	Allreal Holding AG	12,948	1,167,225
	Also Holding AG	569	178,891
	Amazys Holding AG	9,061	538,249
	Ascom Holding AG	70,052	1,030,853
	Bachem AG	25,199	1,479,374
	Baloise-Holding	43,500	2,184,157
	Bank Coop AG	29,405	1,612,726
	Bank Sarasin & Cie Series B, Basel	877	1,964,621
	Banque Cantonale de Geneve	1,344	195,181
	Banque Cantonale du Jura	450	135,568
	Banque Cantonale Vaudoise	9,431	2,670,010
	Banque Privee Edmond de Rothschild SA, Geneve	135	2,054,382
*	Barry Callebaut AG	7,762	2,290,436
	Basellandschaftliche Kantonalbank	600	464,872
	Basler Kantonalbank	5,250	439,207
	Batigroup Holding AG	15,339	246,457
	Belimo Holdings AG	1,274	797,142
*	Berna Biotech AG	98,152	932,579
#	Berner Kantonalbank	7,907	1,125,689
*	BHB Beteiligungs und Finanzgesellschaft	150	5,088
	Bobst Group SA	36,232	1,558,937
	Bossard Holding AG	7,906	522,161
*	Bucher Industries AG	31,636	2,663,724
	BVZ (Brig Visp Zermatt) Holding AG	580	146,506
	Caisse d’Epargne Cantonale Vaudoise, Lausanne	1,203	1,263,821
	Calida Holding AG	396	133,371
*	Card Guard AG	15,187	46,339
	Carlo Gavazzi Holding AG	1,065	138,210
	Charles Voegele Holding AG	26,649	2,171,774
	Cie Financiere Tradition	5,202	498,280
*	Converium Holding AG	315,436	3,179,823
	Conzzeta Holdings AG	1,415	1,869,105
*	COS Computer Systems AG	3,712	106,811
*	Crealogix Holding AG	1,318	81,856
	Daetwyler Holding AG, Atldorf	348	1,055,116
	Edipresse SA, Lausanne	1,410	675,293
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	1,957,074
	Eichhof Holding AG	188	204,766

*	ELMA Electronic AG	472	94,797
#	Emmi AG	12,206	1,111,651
	Ems-Chemie Holding AG	22,091	1,936,834
	Energie Electrique du Simplon SA	350	121,664
	Energiedienst Holding AG	8,265	2,855,449
	Escor Casino & Entertainment AG	2,010	36,488
	Feintol International Holding AG	1,181	312,002
*	Fischer (Georg) AG, Schaffhausen	10,381	3,578,480
*	Flughafen Zuerich AG	6,028	1,015,105
*	Forbo Holding AG, Eglisau	4,930	1,024,425
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	723,393
	Galenica Holding, Ltd. AG, Bern	13,154	2,631,714
	Generale d’Affichage	5,556	879,398
	Generali (Switzerland) Holdings, Adliswil	2,082	562,898
	Getaz Romang Holding SA	1,231	520,148
*	Golay-Buchel Holding SA, Lausanne	40	40,014
	Gurit-Heberlein AG	1,125	1,064,559
	Helvetia Patria Holding	9,918	1,838,724
	Industrieholding Cham AG, Cham	1,480	497,316
	Interroll-Holding SA	1,254	285,760
*	Intershop Holding AG	3,444	627,851
*	Isotis SA	195,512	292,992
	Jelmoli Holding AG	1,521	2,150,114
	Jelmoli Holding AG, Zuerich (Namen)	2,835	801,522
	Kaba Holding AG	5,543	1,447,247
*	Kardex AG, Zuerich	14,561	753,611
	Komax Holding AG	5,285	440,910
#	Kudelski SA	101,833	4,015,739
	Kuoni Reisen Holding AG	7,313	2,931,866
	Leica Geosystems Holdings AG	5,448	2,466,130
*	Lem Holdings SA	2,712	248,250
	Luzerner Kantonalbank AG	7,373	1,373,165
	Metraux Services SA	1,153	184,811
*	Micronas Semiconductor Holding AG	78,808	3,366,484
*	Mikron Holding AG, Biel	29,452	432,264
*	Mobilezone Holding AG	38,456	140,510
*	Moevenpick-Holding, Zuerich	1,320	302,839
*	Nextrom Holding SA	1,409	13,061
	Orell Fussli Graphische Betriebe AG, Zuerich	5,076	615,605
	OZ Holding AG	7,479	485,293
*	Parco Industriale e Immobiliare SA	600	1,622
	Phoenix Mecano AG, Stein am Rhein	2,749	721,996
	Phonak Holding AG	119,848	5,133,499
*	PSP Swiss Property AG	118,386	5,944,220
	Publicitas Holding SA, Lausanne	5,314	1,514,709
	Rieters Holdings AG	12,976	3,796,423
	SAIA-Burgess Electronics AG	1,191	970,611
*	Sarna Kunststoff Holding AG	5,253	709,300
	Saurer AG	44,630	3,016,589
	Schaffner Holding AG	1,813	273,095
	Schweiter Technology AG	1,877	379,518
	Schweizerhall Holding AG	5,725	517,419
	Schweizerische National Versicherungs Gesellschaft	1,706	873,064
*	SEZ Holding AG	41,286	1,020,549

	SIA Abrasives Holding AG	2,301	591,891
	Siegfried Holding AG	8,560	1,087,729
	Sig Holding AG	18,251	4,648,926
*	Sihl	150	348
*	Sika Finanz AG, Baar	6,179	4,706,264
	Sopracenerina SA	2,409	535,003
	St. Galler Kantonalbank	6,890	2,198,115
	Sulzer AG, Winterthur	11,278	5,715,011
	Swiss Prime Site AG	50,812	2,360,930
	Swissfirst AG	26,315	1,616,038
* #	Swisslog Holding AG	462,446	457,248
*	Swissquote Group Holding SA	1,555	158,557
	Tamedia AG	5,300	491,700
	Tecan Group AG	32,878	1,264,783
*	Temenos Group AG	93,600	795,334
*	Tornos Holding SA	35,107	325,429
*	UMS Schweizerische Metallwerke Holding AG, Bern	17,585	192,891
* #	Unaxis Holding AG	27,910	3,693,162
	Unilabs SA	22,319	793,074
	Valiant Holding AG	42,473	3,756,640
	Valora Holding AG	7,856	1,462,513
	Vaudoise Assurances Holdings	1,340	147,503
	Villars Holding SA, Fribourg	150	46,928
*	Von Roll Holding AG, Gerlafingen	318,291	543,373
	Vontobel Holdings AG	83,163	2,392,972
	Walliser Kantonalbank	1,120	372,021
*	Wmh Walter Meier Holding AG, Zuerich	4,878	310,869
	Zehnder Holding AG	684	813,688
	Zschokke Holding SA, Geneve	754	480,514
	Zueblin Holding AG	78,908	621,731
	Zuger Kantonalbank	590	1,545,016
TOTAL COMMON STOCKS
(Cost $122,904,882)			160,233,358

INVESTMENT IN CURRENCY — (0.3%)
*	Swiss Francs		3,741,645
(Cost $3,740,131)

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	740,782
(Cost $266,228)

TOTAL — SWITZERLAND
(Cost $126,911,241)			164,715,785

		Shares	Value †

FRANCE — (12.5%)
COMMON STOCKS — (12.5%)
*	Actielec Technologies	19,137	127,419
	Affine	2,429	265,802
*	Alain Afflelou SA	28,135	946,794
*	Alain Manoukian SA	657	24,478
	Ales Groupe SA	24,403	455,182

*	Alten SA	53,456	1,726,936
* #	Altran Technologies SA	182,539	2,018,339
	Apem SA	1,000	71,330
	April Group SA	38,091	1,350,501
*	Archos	12,096	276,069
	Ares (Groupe) SA	10,632	56,607
	Arkopharma	18,720	305,982
	Assystem Brime SA	33,323	943,160
	Aubay SA	19,090	133,301
#	Audika SA	22,509	522,112
*	Baccarat SA	1,090	170,302
	Bacou-Dalloz	11,217	1,089,952
	Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,214,221
	Banque Tarneaud SA	1,000	175,470
#	Beneteau SA	21,831	1,851,063
*	Bigben Interactive	2,100	7,521
	Boiron SA	19,537	481,351
	Boizel Chanoine Champagne SA	600	50,838
	Bonduelle SA	6,723	500,155
	Bongrain SA	13,784	772,818
*	Bricodeal SA	50	2,374
	Bricorama SA	9,379	529,679
	Brioche Pasquier SA	2,888	199,579
	Buffalo Grill SA	1,028	24,488
*	Bull SA	1,303,414	1,174,882
	Burelle SA	4,030	619,963
*	BVRP SA	13,034	344,785
*	Camaieu SA	4,988	647,442
	Canal Plus SA	195,627	1,798,626
	Carbone Lorraine SA	40,631	1,882,489
*	CBo Territoria	28,320	162,694
	Cegedim SA	6,902	650,342
	CEGID SA	18,000	727,961
*	Cesar SA	124,547	196,090
	CFF Recycling SA	84,608	2,477,076
*	Cibox Inter@ctive SA	166,307	91,943
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	20,056	1,096,747
	Clarins SA	8,798	575,748
* #	Club Mediterranee SA	42,017	1,974,478
	Compagnie Internationale Andre Trigano Ciat SA	983	28,130
*	Consortium International de Diffusion et de Representation Sante	600	4,471
*	CS Communication et Systemes	4,983	193,439
	Cybergun	2,210	33,998
	Damartex SA	22,900	831,176
*	Dane-Elec Memory SA	65,202	427,079
	Delachaux SA	1,629	313,250
	Deveaux SA	1,040	81,620
*	Didot-Bottin SA	1,620	138,432
*	DMC (Dollfus Mieg et Cie)	35,375	159,433
*	Dynaction SA	10,660	212,675
#	Electricite de Strasbourg	23,784	3,979,007
	Elior	220,288	3,057,901
	Encres Dubuit SA	4,176	41,908

	Esso SA	2,900	621,790
*	Etam Developpement SA	16,554	636,654
*	Euraltech SA	11,700	18,702
*	Euro Disney SCA	3,692,808	576,967
	Evialis SA	2,611	138,073
	Exel Industries SA	2,393	175,438
	Explosifs et de Produits Chimiques	524	246,933
#	Faurecia SA	28,321	2,140,966
	Fimalac SA	111,143	6,010,979
	Fininfo SA	9,760	224,044
	Finuchem SA	11,078	248,841
	Fleury Michon SA	3,100	148,135
	Foncia Groupe	18,840	633,547
	Francois Freres (Tonnellerie) SA	3,150	106,382
*	Gantois Series A	647	10,109
	Gascogne SA	6,472	435,200
	Gaumont SA	14,607	1,020,849
*	GCI (Groupe Chatellier Industrie SA)	7,258	872
*	Geci International	52,548	126,310
* #	Generale de Geophysique SA	26,238	2,740,319
	Generale de Sante	63,926	2,311,800
	Generale Location SA	12,477	390,483
	Geodis SA	4,379	514,186
	Gevelot	3,584	284,291
*	GFI Informatique SA	98,608	762,033
#	Gifi	4,678	163,045
*	Ginger (Groupe Ingenierie Europe)	2,600	47,966
	Grands Moulins de Strasbourg	110	65,454
	Groupe Bourbon SA	31,816	2,726,376
	Groupe Crit	6,900	221,417
*	Groupe Flo SA	22,019	198,477
*	Groupe Focal SA	1,400	16,405
*	Groupe Go Sport SA	2,207	169,494
	Groupe Guillin SA	1,200	83,649
	Groupe Open SA	8,551	120,961
	Groupe Steria	37,118	2,023,077
	Guerbet SA	2,103	272,969
	Guyenne et Gascogne SA	26,000	2,788,895
#	Havas SA	62,300	315,974
	Hyparlo SA	11,028	444,009
	IDSUD	1,328	58,416
*	IEC Professionnel Media	19,353	60,242
	Iliad SA	35,858	1,986,724
*	IMS International Metal Service SA	12,630	207,198
	Industrielle et Financiere d’Entreprise SA	300	66,450
* #	Infogrames Entertainment SA	311,327	587,445
	Ingenico SA	61,820	911,642
	Ipsos SA	10,687	1,360,199
	Kaufman et Broad SA	15,476	1,206,200
	Lafuma SA	1,155	95,920
	Laurent-Perrier	7,722	421,715
	Lectra Systemes SA	23,092	116,841
	Lisi SA	7,827	519,260
* #	LVL Medical Groupe SA	17,219	198,462

	Manitou SA	44,368	2,052,963
	Manutan International SA	5,104	276,102
*	Marie Brizard & Roger International SA	1,765	198,338
*	Matussiere et Forest SA	13,600	163
*	Medidep SA	10,834	391,146
*	Metaleurop SA	35,449	23,006
	MGI Coutier SA	2,753	101,081
*	MoneyLine	1,336	49,776
	Montupet SA	32,450	764,401
	Mr. Bricolage SA	6,600	116,524
	Nexans SA	56,318	2,602,520
	Norbert Dentressangle	8,372	462,243
#	NRJ Group	137,556	2,975,792
#	Oberthur Card Systems SA	58,441	529,590
*	Oeneo	69,736	114,823
*	Orpea	31,451	1,855,195
*	Otor SA	13,700	77,387
*	Paris Orleans et Cie SA	2,832	793,048
	Passat SA	3,843	45,171
*	Penauille Polyservices SA	15,300	168,253
	Petit Forestier SA	3,043	142,632
	Pierre & Vacances	7,816	628,906
	Pinguely-Haulotte SA	40,117	800,363
	Plastic Omnium SA	30,846	1,237,473
	Plastivaloire SA	1,700	40,556
	Prosodie SA	5,183	119,289
	Provimi SA	48,939	1,160,467
	PSB Industries SA	6,200	264,527
	Radiall SA	1,340	103,554
#	Rallye SA	75,206	3,553,993
#	Remy Cointreau SA	32,945	1,494,710
* #	Rhodia SA	597,663	1,221,113
	Robertet SA	2,183	283,353
	Rodriguez Group SA	23,307	1,425,787
	Rougier SA	2,040	176,528
	Rubis SA	16,910	1,379,952
*	S.T. Dupont SA	3,800	22,835
	Sabeton SA	13,500	198,756
	Samse SA	4,400	745,628
	Sasa Industries SA	2,198	76,476
*	Saveurs de France-Brossard	3,731	222,636
	Scor SA	2,575,766	5,262,667
	SDR de Bretagne SA	3,305	77,853
#	SEB SA Prime Fidelite 2002	19,995	2,137,558
	Sechilienne-Sidec	2,200	1,029,866
	Securidev SA	1,500	23,833
	Signaux Girod SA	894	77,361
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	23,530	2,432,041
	Smoby SA	1,172	123,813
	Societe du Louvre SA	14,513	2,550,088
	Societe Industrielle D’Aviations Latecoere SA	15,087	630,280
	Societe Pour L’Informatique Industrielle SA	3,457	186,966
*	Sogeclair SA	595	27,417

*	Solving International SA	6,829	64,510
	Somfy Interational SA	22,900	4,486,149
	Sopra SA	9,070	713,457
*	Spir Communication SA	4,886	989,473
#	SR Teleperformance	90,928	2,858,814
	Stallergenes SA	5,369	729,805
	Ste Virbac SA	12,385	576,046
	Stef-Tfe SA	4,483	689,112
	Sucriere de Pithiviers-le-Vieil	1,825	1,261,192
*	Sylis SA	9,782	58,782
	Synergie SA	8,592	291,718
#	Taittinger SA	12,700	5,123,959
*	Teamlog SA	9,004	35,711
	Tessi SA	2,650	160,838
*	Tipiak SA	518	51,019
	Toupargel-Agrigel SA	6,200	232,486
	Trigano SA	16,286	1,459,193
* #	Ubi Soft Entertainment SA	30,845	1,608,515
#	Unilog SA	20,794	1,801,872
*	Union Financiere de France Banque SA	7,459	362,170
*	Valtech, La Defense	187,303	186,841
	Viel et Compagnie	44,339	187,044
	Vilmorin et Cie SA	2,471	470,709
	VM Materiaux SA	1,103	166,368
	Vranken Monopole	3,417	159,341
*	XRT	73,575	124,681
TOTAL COMMON STOCKS
(Cost $94,971,956)			148,502,997

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,393
*	Ginger (Groupe Ingenierie Europe) Warrants 09/30/05	2,600	31
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	577
*	Oeneo Warrants 08/26/06	14,365	345
*	Prosodie SA Warrants 10/28/06	900	357
*	Ubi Soft Entertainment SA Warrants 05/14/06	4,100	5,125
TOTAL RIGHTS/WARRANTS
(Cost $1,814)			8,828

TOTAL — FRANCE
(Cost $94,973,770)			148,511,825

GERMANY — (9.8%)
COMMON STOCKS — (9.8%)
*	3U Telecom AG	72,780	90,095
	A.S. Creation Tapeton AG	2,900	108,046
*	AAP Implantate AG	26,950	53,119
*	Aareal Bank AG	55,389	1,827,993
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	10,994
	Ackermann-Goeggingen AG	8,100	184,965

*	AC-Service AG	7,811	49,848
*	Adlink Internet Media AG	42,605	203,283
* #	Adva AG Optical Networking	39,883	296,229
	Agrob AG	5,800	52,838
*	Aixtron AG	74,124	257,459
*	Allbecon AG	16,208	54,153
	Amadeus Fire AG	10,442	86,970
	Andreae-Noris Zahn AG, Anzag	27,200	1,119,644
*	Articon Integralis AG	14,031	65,598
	Atoss Software AG	3,700	38,021
*	Augusta Technologie AG	2,174	13,534
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,074,246
	AWD Holding AG	66,316	2,518,581
	Baader Wertpapier Handelsbank AG	27,351	200,518
	Balda AG	46,340	607,062
*	Basler AG	3,200	55,381
* #	Beate Uhse AG	56,241	432,597
	Bechtle AG	25,498	555,590
	Berliner Elektro Holding AG	22,761	234,982
	Bertrandt AG	9,850	112,937
	Beta Systems Software AG	2,850	35,280
*	Bien-Haus AG	2,400	22,441
	Bilfinger & Berger Bau AG	73,658	3,957,109
*	Biolitec AG	8,000	34,133
	Biotest AG	12,496	387,473
* #	BKN International AG	17,600	88,418
*	BMP AG	13,454	44,143
	Boewe Systec AG	7,866	426,365
*	Borussia Dortmund GMBH & Co. KGAA	21,650	60,367
	Bremer Energiekonto AG	14,700	36,571
*	Broadnet Mediascape Communications AG	20,624	94,191
*	CBB Holding AG	102,602	23,059
*	Ce Consumer Electronic AG	43,747	46,268
*	Ceag AG	20,670	161,475
	Cenit AG Systemhaus	7,975	222,366
*	Centrotec Hochleistungskunststoffe AG	13,684	502,923
	Cewe Color Holding AG	8,527	517,636
*	CNV Vermoegensverwaltungs AG	6,625	71,660
	Comdirect Bank AG	120,666	954,248
	Computerlinks AG	5,700	74,534
*	Condomi AG	1,800	2,358
*	COR AG Insurance Technologies	13,550	50,484
*	CTS Eventim AG	14,800	682,324
	Curanum AG	21,500	145,478
* #	D. Logistics AG	54,801	134,360
	DAB Bank AG	103,989	836,111
	Data Modul AG	5,600	74,034
*	DEAG Deutsche Entertainment AG	33,121	98,720
	Deutsche Euroshop AG	31,890	1,766,109
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	63,929
* #	Deutz AG	143,873	762,550
	Dierig Holding AG	10,500	124,301
	Dis Deutscher Industrie Service AG	18,524	974,010
	Douglas Holding AG	85,177	3,240,012

	Dr. Hoenle AG	10,413	98,868
*	Drillisch AG	55,408	348,943
*	Duerr Beteiligungs AG	17,593	310,819
	DVB Bank AG	7,124	1,308,700
*	Easy Software AG	13,167	96,689
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	48,819
*	Elexis AG	14,892	381,227
	Elmos Semiconductor AG	23,218	308,625
	ElreingKlinger AG	6,000	259,167
* #	Em.TV AG	118,273	734,897
*	Emprise Management Consulting AG	24,502	58,601
*	EMS New Media AG	42,609	96,786
* #	Epcos AG	131,645	1,724,572
	Erlus Baustoffwerke AG	297	122,345
*	Escada AG	20,520	561,800
	Euwax AG	1,313	46,868
* #	Evotec Biosystems AG	131,267	413,340
	Feilmann AG	29,181	2,080,073
*	FJA AG	9,889	46,352
*	FJH AG	1,318	6,162
	Fortec Elektronik AG	2,130	112,970
	Freenet.De AG	50,400	1,301,114
	Fuchs Petrolub AG Oel & Chemie	20,079	815,902
*	Geratherm Medical AG	8,513	61,388
	Gerry Weber International AG	30,315	554,891
	Gesco AG	4,520	153,084
	GFK AG	45,483	1,721,909
*	GFT Technologies AG	22,600	54,867
*	GPC Biotech AG	40,762	505,085
	Grenkeleasing AG	16,343	830,457
	Grundstuecks & Baugesellschaft AG	3,567	145,329
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	182,557
	Hamborner AG	21,000	757,166
	Hawesko Holdings AG	5,291	216,206
*	Herlitz AG	6,962	46,857
*	Hoeft & Wessel AG	11,847	99,668
*	Hucke AG	11,123	43,981
	Hugo Boss AG	25,100	852,504
	Hutschenreuther AG	2,800	35,334
	Hyrican Informations Systeme AG	3,883	41,534
*	I-D Media AG	9,700	27,163
	IFA Hotel & Touristik AG	7,000	66,462
*	IM International Media AG	61,123	63,911
	Indus Holding	17,692	578,995
* #	InfoGenie Europe AG	168,653	796,594
*	Inka AG Fuer Beteiligungen	30	4,994
*	Innovation in Traffic Systems AG	12,300	73,766
	Interseroh AG	12,506	402,062
* #	Intershop Deutschland AG	15,053	31,479
*	Intertainment AG	8,500	13,791
*	Isra Vision Systems AG	3,650	89,665
*	itelligence AG	18,143	42,738
	IVG Immobilien AG	143,237	2,959,250
*	IVU Traffic Technologies AG	18,574	31,029

	Iwka AG	47,079	1,176,904
*	Jack White Productiions AG	10,481	114,125
*	Jenoptik AG	101,045	942,382
	K & S Aktiengesellschaft AG	75,152	5,284,711
	Kampa-Haus AG	10,375	66,960
	Keramag Keramische Werke AG	13,000	960,880
	Kloeckner-Werke AG	53,211	770,618
*	Kontron AG	92,611	735,723
	Krones AG	13,526	1,398,036
*	KSB AG	2,387	434,626
	KWS Kleinwanzlebener Saatzucht AG	1,650	1,378,222
*	Leica Camera AG	1,466	9,849
*	Leifheit AG	12,500	339,523
	Leoni AG	112,500	3,591,130
*	Loewe AG	7,100	104,446
	LPKF Laser & Electronics AG	12,071	72,828
*	Mania Technologie AG	12,670	16,141
	Masterflex AG	4,400	192,436
*	Maxdata AG	32,897	118,217
*	Mediclin AG	39,553	107,433
* #	Medigene AG	20,165	192,913
#	Medion AG	45,454	710,176
*	Mensch und Maschine Software AG	13,843	90,007
#	Mobilcom AG	118,599	2,732,459
*	Mologen AG	10,164	95,893
* #	Morphosys AG	6,656	305,582
*	Mosaic Software AG	5,200	9,062
#	Muehlabauer Holdings AG & Co. KGAA	9,969	446,182
	MVV Energie AG	59,215	1,370,688
*	MWG Biotech AG	30,700	10,331
	Nemetschek AG	12,386	215,998
*	Neschen AG	5,800	18,124
*	Net AG Infrastructure, Software & Solutions	45,649	88,879
*	Nexus AG	25,033	118,839
	Norddeutsche Affinerie AG	80,492	1,787,744
	Norddeutsche Steingutfabrik AG	5,960	54,869
*	Nordwest Handel AG	3,244	19,455
*	November AG	9,018	34,791
	Ohb Teledata	24,436	239,353
	Oldenburgische Landesbank AG	1,463	93,190
*	Pandatel AG	5,700	12,468
	Paragon AG	22,134	484,152
*	Parsytec AG	16,725	53,469
	PC-Spezialist Franchise AG	2,462	21,600
	PC-Ware Information Technologies AG	6,182	103,572
*	Personal & Informatik AG	5,900	100,762
	Pfeiffer Vacuum Technology AG	18,888	940,257
*	Pfleiderer AG	51,351	983,140
*	Pironet NDH AG	10,964	56,530
*	Pixelpark AG	9,740	17,910
*	Plambeck Neue Energien AG	24,626	28,413
*	Plasmaselect AG	30,655	271,899
*	Plenum AG	9,300	11,960
* #	Primacom AG	35,190	213,157

*	Produkte und Syteme der Informationstechnologie AG	25,150	132,997
	Progress-Werk Oberkirch AG	5,000	204,315
*	Pulsion Medical Systems AG	14,442	76,198
*	PVATepla AG	18,750	107,265
* #	Qs Communications AG	124,164	623,767
	Rational AG	15,083	1,592,321
*	Realtech AG	3,650	27,637
	Renk AG	19,400	688,985
* #	REpower Systems AG	8,044	333,535
	Rheinmetall Berlin AG	45,000	2,974,581
	Rhoen Klinikum AG	48,214	1,831,095
*	Rinol AG	5,900	13,615
*	Rohwedder AG	4,860	51,751
*	Ruecker AG	7,800	59,903
*	S.A.G. Solarstrom AG	16,678	158,351
	Sartorius AG	23,323	618,359
	Schlott Sebaldus AG	7,440	257,612
*	Secunet Security Networks AG	8,321	122,707
	Sektkellerei Schloss Wachenheim AG	15,120	196,076
*	Senator Entertainment AG	980	1,543
*	SGL Carbon AG	142,410	2,136,022
*	SHS Informationssysteme AG	16,831	66,754
*	Silicon Sensor International AG	3,130	50,333
* #	Singulus Technologies AG	63,485	848,450
	Sinner AG, Karlsruhe	4,160	59,996
*	SinnerSchrader AG	8,412	14,761
	Sixt AG	19,433	534,843
*	Sm Wirtschaftsberatungs AG	3,350	27,781
	Software AG	46,570	2,160,450
	Stada Arzneimittel AG	130,395	4,670,117
	Stahl (R.) AG	6,300	185,506
*	Steag Hamtech AG	35,473	78,445
*	Stoehr & Co. AG	16,000	73,073
*	Strabag AG	4,840	333,079
	Stratec Biomedical Systems AG	3,200	154,029
	Stuttgarter Hofbraeu AG	18,000	616,550
	Sued-Chemie AG	29,146	1,609,940
*	Suess Microtec AG	27,640	195,661
	Syskoplan AG	3,300	29,349
	Syzygy AG	18,000	101,244
	Takkt AG	87,707	948,697
*	TDS Informationstechnologie AG	10,411	26,276
*	Techem AG	29,076	1,243,344
	Technotrans AG	13,612	292,019
*	Telegate AG	20,500	450,874
	Teles AG Informationstechnologien	26,657	240,603
*	Textilgruppe Hof AG	12,170	104,287
*	TFG Venture Capital AG & Co. KGAA	23,262	72,689
*	Tomorrow Focus AG	42,650	117,383
	TTL Information Technology AG	6,400	17,845
*	TV Loonland AG	7,000	17,247
	Umweltbank AG	8,008	124,829
	United Internet AG	92,804	3,017,064
*	Utimaco Safeware AG	30,830	276,045

*	Value Management & Research AG	27,950	176,357
*	Varetis AG	11,100	131,004
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	30,891
*	Vereinigte Deutsche Nickel-Werke AG	12,150	4,527
*	Vivacon AG	30,676	934,603
	Vossloh AG	22,775	1,192,057
*	W.O.M. World of Medicine AG	19,193	70,816
	Wanderer-Werke AG	7,903	389,427
*	WaveLight Laser Technologies AG	9,102	202,923
*	WCM Beteiligungs AG	440,394	248,765
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	76,137
	Wuerttembergische Lebensversicherung AG	14,027	334,976
	Wuerttembergische Metallwarenfabrik AG	30,330	570,476
*	Zapf Creation AG	7,500	87,435
TOTAL COMMON STOCKS
(Cost $82,644,903)			115,956,084

RIGHTS/WARRANTS — (0.0%)
*	Intershop Communications AG Rights 10/13/05	15,053	13,207
*	Silicon Sensor International AG Rights 10/13/05	3,130	6,284
TOTAL RIGHTS/WARRANTS
(Cost $16,247)			19,491

TOTAL — GERMANY
(Cost $82,661,150)			115,975,575

NETHERLANDS — (7.5%)
COMMON STOCKS — (7.5%)
	Aalberts Industries NV	61,735	3,268,345
	Accell Group NV	25,437	623,047
	AFC Ajax NV	14,218	158,063
	Airspray NV	11,668	315,522
	AM NV	169,513	2,029,144
#	Arcadis NV	30,060	808,898
* #	ASM International NV	92,464	1,300,197
*	Atag Group NV	4,630	1,614
	Athlon Groep NV	34,250	905,183
	Batenburg Beheer NV	3,000	144,979
*	Begemann Groep NV	11,909	49,952
*	Begemann Groep NV Series B	13,451	3,072
	Beter Bed Holding NV	16,952	605,101
	Boskalis Westminster NV	65,442	3,256,173
	Brunel International NV	62,641	1,216,608
	Buhrmann NV	252,113	3,045,172
* #	Crucell NV	94,585	2,502,032
	DOCdata NV	3,025	22,359
* #	Draka Holding NV	29,614	453,793
*	Econosto NV	32,113	119,259
	Eriks Group NV	22,542	848,796
	Exact Holding NV	53,091	1,480,333
	Fornix Biosciences NV	8,767	221,269

* #	Fox Kids Europe NV	95,635	1,597,652
	Gamma Holding NV	15,705	700,265
	Gemeenschappeljk Bezit Crown van Gelder NV	12,000	302,866
#	Getronics NV	324,904	3,975,149
	Grolsche NV	32,100	883,083
	Grontmij NV	7,109	490,850
* #	Hagemeyer NV	1,501,704	4,421,819
	Heijmans NV	64,706	2,934,925
*	Hitt NV	3,804	32,460
	ICT Automatisering NV	16,982	299,004
	Imtech NV	50,634	1,703,926
	Kas Bank NV	42,888	906,676
* #	Kendrion NV	262,772	593,728
	Koninklijke Bam NV	52,841	4,851,935
*	Koninklijke Frans Maas Groep NV	12,349	367,331
	Koninklijke Ten Cate NV	16,195	1,751,758
	Koninklijke Vopak NV	62,575	1,766,585
* #	Laurus NV	92,984	317,378
	MacIntosh NV	15,590	655,790
*	Maverix Capital NV	1,500	68,506
	Nederlandsche Apparatenfabriek	14,000	476,173
	Nutreco Holding NV	81,396	3,580,426
	Oce NV	247,116	3,869,865
	Opg Groep NV Series A	35,113	2,669,187
*	Ordina NV	91,597	1,623,768
* #	Pharming Group NV	192,100	842,696
*	Prolion Holding NV	913,743	54,909
* #	Qiagen NV	386,783	5,034,385
	Reesink NV	2,050	185,031
	Roto Smeets de Boer NV	2,640	158,644
	Rubber Cultuur Maatschappij Amsterdam NV	40,800	163,779
*	Samas-Groep NV	32,988	257,703
*	Seagull Holding NV	6,767	23,098
* #	Semiconductor Industries NV	89,295	386,349
#	Sligro Food Group NV	47,787	1,892,412
	Smit Internationale NV	20,578	1,335,511
	Stern Groep NV	1,236	47,016
	Stork NV	85,074	4,212,546
	Telegraaf Media Groep NV	46,153	1,123,248
*	Textielgroep Twenthe NV	1,000	3,005
*	Tulip Computers NV	150,799	32,623
	Twentsche Kabel Holding NV	18,244	873,774
*	Unit 4 Agresso NV	36,020	612,563
#	United Services Group NV	41,880	1,429,472
	Univar NV	47,480	2,051,446
	Van Der Mollen Holding NV	69,136	373,079
* #	Versatel Telecom International NV	1,041,167	2,752,920
	Wegener Arcade NV	70,830	893,835

TOTAL — NETHERLANDS
(Cost $63,343,435)			88,960,060

SWEDEN — (7.3%)
COMMON STOCKS — (7.2%)
* #	Active Biotech AB	58,600	517,671
	Addtech AB Series B	38,900	441,467
	Alfa Laval AB	18,600	338,219
*	Alfaskop AB	3,200	330
	Angpannefoereningen AB Series B	10,800	277,168
*	Anoto Group AB	144,833	384,769
	Aros Quality Group AB	7,900	119,710
*	Artimplant AB Series B	46,000	35,297
	Axfood AB	73,400	1,817,453
#	Axis AB	76,994	432,922
	B & N Bylock & Nordsjoefrakt AB Series B	83,600	361,174
	Ballingslov International AB	15,300	273,279
	Beiger Electronics AB	11,700	175,783
	Beijer AB Series B	11,700	239,910
	Beijer Alma AB Series B	11,400	269,043
	Bergman & Beving AB Series B	36,200	490,189
	Biacore International AB	11,150	299,091
	Bilia AB Series A	116,725	2,084,872
	Billerud AB	74,000	944,784
*	BioGaia AB Series B	21,000	43,332
*	Boliden AB	554,400	2,724,043
*	Bong Ljungdahl AB	13,000	100,172
*	Boras Waefveri AB Series B	8,600	30,943
*	Boss Media AB	73,700	226,209
*	Capio AB	168,100	3,316,843
	Capona AB	25,400	383,253
	Carbo AB	45,000	1,030,094
	Castellum AB	82,100	3,028,133
#	Clas Ohlson AB Series B	64,150	1,356,770
	Cloetta AB Series B	22,250	639,883
	Concordia Maritime AB Series B	52,800	264,199
*	Consilium AB Series B	5,246	23,882
	D. Carnegie & Co. AB	98,300	1,261,370
*	Doro AB Series A	400	1,764
*	Duroc AB Series B	2,700	7,068
	Elekta AB	58,000	2,655,352
	Elverket Vallentuna AB	8,650	55,219
*	Enea Data AB Series B	657,000	420,255
#	Eniro AB	288,700	3,369,467
	Expanda AB	6,547	36,728
	Fabege AB	164,145	2,921,276
	Fagerhult AB	14,100	221,843
* #	Framtidsfabriken AB	1,946,000	205,789
*	Frontec AB Series B	50,800	65,186
	Getinge AB	125,000	1,724,883
	Geveko AB Series B	8,300	214,079
*	Glocalnet AB	187,500	86,325
#	Gunnebo AB	57,600	581,263
*	Gunnebo Industrier AB	10,000	119,936
	Haldex AB	46,900	892,135
	Heba Fastighets AB Series B	13,500	231,553
	Hexagon AB	10,716	263,956

	Hiq International AB	62,889	368,211
	HL Display AB Series B	6,000	99,818
	Hoganas AB Series B	46,400	1,089,068
*	IBS AB Series B	123,200	349,542
*	Industrial & Financial Systems AB Series B	297,600	299,360
*	Intentia International AB Series B	171,420	499,615
*	Intrum Justitia AB	115,700	1,040,743
* #	Invik and Co. AB Series B	15,540	131,268
*	JM AB	59,800	2,394,576
	Kinnevik Investment AB	155,400	1,237,524
*	Klippans Finpappersbruk AB	5,800	12,716
	Klovern AB	189,976	585,548
#	Kungsleden AB	91,800	2,456,556
	Lagercrantz Group AB Series B	38,800	116,588
*	LB Icon AB	25,730	199,093
	Lennart Wallenstam Byggnads AB Class B	87,800	1,024,729
	Lindex AB	25,700	1,330,713
	Ljungberg Gruppen AB Series B	3,800	96,297
*	Lundin Mining Corp.	4,322	46,680
*	Lundin Petroleum AB	205,000	2,590,871
*	Mandator AB	330,520	64,364
#	Meda AB Series A	67,125	1,159,992
*	Medivir Series B	10,650	81,377
*	Micronic Laser Systems AB	78,200	857,218
*	Modern Times Group AB Series B	13,000	489,544
*	Munters AB	31,650	746,948
	Naerkes Elektriska AB Series B	6,150	106,279
	NCC AB Series B	118,100	2,246,507
	Nefab AB	20,400	124,176
*	Net Insight AB Series B	869,000	291,379
	New Wave Group AB Series B	41,600	356,764
#	Nibe Industrier AB	25,900	688,070
	Nobia AB	108,200	1,820,973
	Nolato AB Series B	42,840	375,685
	Observer AB	161,556	633,377
	OEM International AB Series B	7,100	130,479
*	OMHEX AB	180,500	2,228,855
	Orc Software AB	20,100	178,859
*	Ortivus AB	23,007	99,396
	Partnertech AB	13,900	166,263
	PEAB AB Series B	105,200	1,278,683
*	Pergo AB	80,800	411,599
	Poolia AB Series B	18,150	98,309
	Prevas AB Series B	16,000	37,967
*	Pricer AB Series B	1,391,500	200,987
*	Proact It Group AB	22,500	70,511
*	Proffice AB	72,800	149,278
	Profilgruppen AB	4,000	32,370
	Protect Data AB	20,300	371,749
* #	PyroSequencing AB	51,940	65,644
#	Q-Med AB	34,000	835,295
*	Readsoft AB Series B	40,800	152,589
#	Rottneros Bruk AB	366,600	345,129
	Salus Ansvar AB Series B	12,900	56,563

	Sardus AB	11,200	138,661
*	Scribona AB Series A	40,100	79,640
*	Scribona AB Series B	56,300	113,266
*	Semcon AB	29,900	231,360
* #	Sigma AB Series B	25,800	41,923
*	Sintercast AB	8,200	107,336
*	Skanditek Industrifoervaltnings AB	63,975	253,288
	Skistar AB	27,000	571,049
	SSAB Swedish Steel Series A	60,300	1,823,585
	SSAB Swedish Steel Series B	17,100	490,673
*	Studsvik AB	8,700	197,468
	Sweco AB Series B	23,450	541,329
* #	Switchcore AB	185,784	44,325
*	Teleca AB Series B	73,000	367,158
* #	Telelogic AB	510,200	1,171,187
*	Teligent AB	33,200	114,746
*	Ticket Travel Group AB	27,152	63,029
	Trelleborg AB Series B	202,600	3,383,569
	TV 4 AB Series A	22,200	472,392
	Uniflex AB Series B	3,630	24,577
	VBG AB Series B	271	7,584
*	Vitrolife AB	36,000	124,424
*	Wedins Skor & Accessoarer AB	18,900	160,869
	Westergyllen AB Series B	8,600	71,813
*	Wihlborgs Fastigheter AB	32,829	768,423
	Wilh. Sonesson AB Series A	4,160	13,412
	Wilh. Sonesson AB Series B	4,160	12,661
#	WM-Data AB Series B	769,600	2,074,327
	Xponcard Group AB	4,300	98,708
TOTAL COMMON STOCKS
(Cost $54,365,872)			84,491,810

INVESTMENT IN CURRENCY — (0.1%)
*	Swedish Krona		1,364,804
(Cost $1,359,468)

RIGHTS/WARRANTS — (0.0%)
*	Kungsleden AB Rights 10/18/05	88,100	171,561
(Cost $0)

TOTAL — SWEDEN
(Cost $55,725,340)			86,028,175

ITALY — (6.1%)
COMMON STOCKS — (6.1%)
*	A.S. Roma SpA	29,265	21,543
	Acea SpA	163,000	1,799,357
	Acegas SpA	37,981	410,827
* #	Actelios SpA	25,801	520,950
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	138,401	1,044,599
#	Aem Torino SpA	507,240	1,313,746
	Aeroporto de Firenze SpA	6,000	97,710

* #	Alitalia Linee Aeree Italiane SpA	123,533	1,062,294
	Amplifon SpA	18,242	1,266,120
	Astaldi SpA	131,842	898,437
	Azienda Mediterranea Gas e Acqua SpA	360,014	807,387
	Banca Ifis SpA	19,351	331,180
	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,256,372
	Banca Popolare Dell’etruria e Del Lazio Scrl	97,485	1,745,720
	Banca Profilo SpA	114,243	299,321
	Banco di Desio e della Brianza SpA	109,105	1,025,420
	Banco Piccolo Valellinese Scarl SpA	174,300	2,476,084
*	Beghelli SpA	142,000	122,707
	Benetton Group SpA	8,444	90,524
	Beni Stabili SpA, Roma	1,309,500	1,380,243
	Biesse SpA	19,298	163,629
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	356,163
	Bremba SpA	74,782	570,718
	Buzzi Unicem SpA	21,076	331,319
	Caltagirone Editore SpA	132,868	1,221,610
	Caltagirone SpA	178,399	1,575,906
	CAMFIN (Cam Finanziaria)	36,527	99,872
	Carraro SpA	36,982	182,232
	Cementir Cementerie del Tirreno SpA	249,704	1,232,689
	Centrale del Latte di Torino & Co. SpA	6,216	34,869
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,797,348
*	Cirio Finanziaria SpA	175,000	36,596
#	Class Editore SpA	83,868	196,352
* #	CMI SpA	90,302	352,721
*	Coats Cucirini SpA	30,000	44,709
*	Compagnia Immobiliare Azionaria SpA	44,000	10,301
	Credito Artigiano SpA	114,446	491,731
#	Credito Bergamasco SpA	6,102	196,030
	Cremonini SpA	135,428	369,475
*	CSP International Industria Calze SpA	10,000	12,860
#	Danieli & C.Officine Meccaniche SpA	66,500	510,708
	Davide Campari - Milano SpA	275,990	2,069,801
#	De Longhi SpA	139,386	404,145
*	Ducati Motor Holding SpA	139,786	200,930
	Emak SpA	27,000	160,303
	Ergo Previdenza SpA	95,165	611,902
	Esprinet SpA	37,000	306,833
*	Fiera Milano SpA	13,699	163,818
*	Fin.Part SpA	133,481	23,823
*	Finarte Casa d’Aste SpA (Milano)	56,266	59,306
* #	Finmatica SpA	35,900	98,331
	Gabetti Holding SpA	55,000	272,670
	Gefran SpA	11,000	65,705
* #	Gemina SpA	445,935	1,125,489
	Gewiss SpA	221,700	1,349,571
*	Giovanni Crespi SpA	49,200	52,804
	Granitifiandre SpA	33,237	307,584
	Gruppo Ceramiche Ricchetti SpA	41,000	89,189
	I Grandi Viaggi SpA	28,100	48,463
*	Immobiliare Lombardia SpA	425,000	142,254
	Immsi SpA	373,100	1,136,721

*	Impregilo SpA	675,901	2,737,559
#	Industria Macchine Automatique SpA	33,671	433,002
	Industria Romagnola Conduttori Elettrici SpA	17,500	67,304
*	Intek SpA	208,462	193,542
	Interpump Group SpA	83,407	562,362
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	331,711
	Italmobiliare SpA, Milano	20,975	1,430,601
*	Juventus Footbal Club SpA	98,000	165,365
	La Doria SpA	22,000	68,746
	Lavorwash SpA	10,000	41,824
	Linificio and Canapificio Nazionale SpA	28,995	126,149
	Maffei SpA	52,500	129,980
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	687,885
	Mariella Burani Fashion Group SpA	26,077	376,715
* #	Meliorbanca SpA	90,667	365,316
#	Merloni Elettrodomestici SpA	155,000	1,736,194
	Mirato SpA	15,291	157,128
#	Modena Energia Territorio Ambiente SpA	140,840	497,650
	Monrif SpA	150,000	247,341
*	Montefibre SpA	143,130	67,432
	Navigazione Montanari SpA	110,917	447,907
*	Negri Bossi SpA	13,700	31,235
*	NGP SpA	17,891	7,526
*	Olidata SpA	28,426	33,993
*	Opengate Group SpA	4,000	9,182
*	Pagnossin SpA	9,000	11,790
*	Partecipazioni Italiane SpA	41,062	14,015
	Permasteelisa SpA	33,893	529,546
#	Pininfarina SpA	31,285	1,116,717
	Pirelli & C.Real Estate SpA	9,600	572,273
	Poligrafici Editoriale SpA	132,000	308,880
	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	362,982	828,875
	Premuda SpA	129,073	286,674
*	Ratti SpA	45,644	33,024
	Recordati SpA	234,576	1,787,407
*	Reno de Medici SpA, Milano	332,210	302,644
*	Richard-Ginori 1735 SpA	140,800	93,494
	Risanamento Napoli SpA	304,043	1,425,116
	Sabaf SpA	9,200	187,969
	SAES Getters SpA	15,386	342,096
*	Schiapparelli 1824 SpA, Milano	973,829	67,064
* #	Seat Pagine Gialle SpA, Torino	1,927,737	1,262,685
*	Sirti SpA	29,967	88,239
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	197,449
*	SNIA SpA	227,590	28,447
*	Societa Partecipazioni Finanziarie SpA	131,839	120,343
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,361,684
	Socotherm SpA	29,770	456,184
	Sogefi SpA	182,500	1,112,043
	Sol SpA	81,830	459,528
*	Sorin SpA	341,385	939,573
*	STA Metallurgica Italiana SpA	282,640	190,397
	Stefanel SpA	54,400	264,792
	Targetti Sankey SpA	14,500	97,765

*	Tecnodiffusione Italia SpA	3,332	8,009
	Terme Demaniali di Acqui SpA	532,000	880,433
* #	Tiscali SpA	296,735	1,028,881
#	Tod’s Group SpA	30,476	1,839,072
	Trevi-Finanziaria Industriale SpA	52,400	305,123
* #	Valentino Fashion Group	138,000	3,599,063
*	Vemer Siber Group SpA	46,000	21,672
*	Viaggi del Ventaglio SpA	58,380	72,269
	Vianini Industria SpA	52,520	198,358
	Vianini Lavori SpA	180,752	1,790,032
	Vittoria Assicurazioni SpA	51,500	579,650
*	Zucchi (Vincenzo) SpA	144,350	609,807

TOTAL — ITALY
(Cost $45,173,256)			72,820,752

GREECE — (4.4%)
COMMON STOCKS — (4.4%)
*	A. Cambas Holding & Real Estate S.A.	63,357	159,906
*	Aegek S.A.	143,725	115,733
*	Agrotiki Insurance S.A.	34,455	144,106
	Aktor Technical Co. S.A.	196,380	745,822
	Alco Hellas ABEE S.A.	38,730	56,788
*	Alfa Alfa Energy S.A.	3,810	6,365
*	Alfa-Beta Vassilopoulos S.A.	17,022	233,220
*	Alisida S.A.	2,160	5,659
*	Allatini Industrial & Commercial Co.	24,130	51,041
*	Alte Technological Co. S.A.	85,048	8,177
*	Altec Information & Communication Systems S.A.	80,278	53,065
	Alumil Milonas S.A.	27,516	94,581
*	Aluminum of Attica S.A.	104,982	23,973
	Anek Lines S.A.	171,271	257,303
	Arcadia Metal Industry C. Rokas S.A.	31,219	354,194
	AS Co. S.A.	25,370	30,186
*	Aspis Bank S.A.	115,344	449,149
*	Aspis Pronia General Insurance S.A.	56,470	48,865
*	Astir Palace Vouliagmenis S.A.	58,560	433,543
	Athens Medical Center S.A.	112,364	337,612
	Athens Water Supply & Sewage Co. S.A.	53,245	479,944
	Atlantic Super Market S.A.	24,406	40,479
	Attica Holdings S.A.	177,274	637,040
	Attica Publications S.A.	16,674	58,716
	Atti-Kat S.A.	147,934	94,231
	Autohellas S.A.	44,980	178,396
	Babis Vovos S.A.	50,982	841,888
*	Balafas Construction Holdings S.A.	15,200	3,471
*	Bank of Attica S.A.	115,721	764,937
	Bank of Greece	43,172	4,786,512
	Benrubi S.A.	11,121	61,750
	Betanet S.A.	11,220	41,533
*	Bitros Holdings S.A.	19,302	46,860
	Byte Computers S.A.	17,230	33,547

	Chipita S.A.	94,032	325,476
*	Compucon Computer Applications S.A.	11,260	5,413
	Computer Peripherals International S.A.	9,110	11,825
	Cyclon Hellas S.A	18,131	17,215
	Daios Plastics S.A.	16,350	100,609
	Delta Holdings S.A.	33,747	351,240
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	178,047
	Dionic S.A.	13,336	9,617
	Domiki Krittis S.A.	17,730	10,228
*	Dromeas S.A.	5,200	8,562
*	Dynamic Life S.A.	16,440	10,670
	Edrasi Psalllidas Technical Co. S.A.	31,108	25,423
	Egnatia Bank S.A.	161,747	773,695
	El. D. Mouzakis S.A.	31,653	22,825
	Elais Oleaginous Production S.A.	16,707	391,948
*	Elbisco Holding S.A.	56,000	309,597
	Elektrak S.A.	20,450	41,782
	Elektroniki of Athens S.A.	21,560	74,108
*	Elephant S.A.	26,310	2,530
	Elgeka S.A.	18,590	48,483
	Elmec Sport S.A.	75,336	172,031
*	Elton S.A.	18,640	16,802
*	Empedos S.A.	15,974	1,536
	ETEM S.A. Light Metals Industry	37,502	60,847
*	Ethniki General Insurance Co. S.A.	118,768	662,320
*	Etma Rayon S.A.	11,242	26,752
*	Euro Reliance General Insurance	14,830	31,726
	Eurodrip S.A.	11,620	29,328
	Euromedica S.A.	33,300	71,639
*	European Technical S.A.	32,750	9,053
	Everest S.A.	30,730	49,859
	Evrofarma S.A.	9,500	14,843
	F.G. Europe SA Common Registered Shares	4,536	16,082
*	Fanco S.A.	10,110	2,430
*	Forthnet S.A.	17,510	168,355
	Fourlis S.A.	74,690	615,796
	Frigoglass S.A.	49,990	301,604
	G.Polyhronos S.A.	10,580	8,647
	Galaxidi Fish S.A.	12,940	7,776
	General Commercial & Industry	24,060	19,663
*	General Hellenic Bank	65,894	720,672
	Germanos S.A.	150,280	2,431,066
	Goody’s S.A.	17,740	235,382
	Halkor S.A.	121,226	218,543
	Hatziioannou S.A.	44,200	47,278
	Hellas Can Packaging Manufacturers S.A.	27,902	230,714
*	Hellenic Cables S.A.	26,908	32,339
	Hellenic Duty Free Shops S.A.	80,020	1,502,208
	Hellenic Fabrics S.A.	17,110	51,615
	Hellenic Sugar Industry S.A.	35,750	171,865
	Hellenic Technodomiki S.A.	295,207	1,561,097
	Heracles General Cement Co.	93,293	1,015,846
	Hermes Real Estate S.A.	88,484	431,759
*	Hippotour S.A.	12,155	13,878

	Hyatt Regency S.A.	130,260	1,612,497
	Iaso S.A.	131,810	522,773
	Iktinos Hellas S.A.	6,500	10,156
	Inform P. Lykos S.A.	24,710	125,918
*	Informatics S.A.	3,778	1,771
*	Intersat S.A.	19,392	8,157
	Intertech S.A.	12,236	37,206
	Intracom Constructions S.A.	40,220	46,405
	Intracom S.A.	278,176	1,925,718
*	Ionian Hotel Enterprises S.A.	16,754	192,901
*	Ipirotiki Software & Publications S.A.	22,110	51,551
*	J Boutaris & Son Holding S.A.	28,150	23,344
	J&P-Avax S.A.	100,626	449,887
	Kalpinis - N. Simos Steel Service Center	12,432	46,318
	Karelia Tobacco Co., Inc. S.A.	2,160	155,760
	Kathimerini S.A.	21,240	151,122
	Katselis Sons S.A.	18,000	57,112
	Kego S.A.	21,670	30,472
*	Kekrops S.A.	4,254	57,262
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	9,346
*	Klonatex Group S.A. Bearer Shares	20,351	16,143
	Kordellou Brothers S.A.	12,300	20,105
	Lambrakis Press S.A.	118,587	401,917
	Lampsa Hotel Co.	39,501	280,098
*	Lan-Net S.A.	46,435	71,992
	Lavipharm S.A.	39,294	53,365
	Lazarides Vineyards S.A.	18,326	25,109
*	Logic Dis S.A.	129,140	51,218
*	Loulis Mills S.A.	15,382	30,873
	Mailis (M.J.) S.A.	113,544	510,371
*	Maritime Company of Lesvos S.A.	30,753	13,675
*	Maxim S.A.	16,360	4,916
	Medicon Hellas S.A.	2,860	12,581
*	Mesochoritis Bros. Construction Co. S.A.	23,700	12,818
	Metka S.A.	64,440	723,358
	Michaniki S.A.	123,415	281,820
	Minerva Knitwear	5,140	6,486
	Minoan Lines S.A.	179,999	594,913
	MLS Multimedia S.A.	8,300	9,277
	Mochlos S.A.	196,609	70,888
	Motor Oil (Hellas) Corinth Refineries S.A.	343,240	8,167,961
*	Multirama S.A.	6,740	53,463
	Mytilineos Holdings S.A.	83,930	1,230,630
	N. Levederis S.A.	8,355	6,929
	N.B.G. Real Estate Development Co.	163,170	851,100
*	Naoussa Spinning Mills S.A.	76,407	15,611
	Naytemporiki S.A.	26,080	42,001
	Neochimiki Lv Lavrentiadis S.A.	70,050	426,000
*	Neorion-Syro’s Shipyards S.A.	27,210	38,589
	Newsphone Hellas Audiotex S.A.	55,010	236,687
*	Nexans Hellas S.A.	3,003	6,677
	Nikas S.A.	25,287	142,839
	Notos Com.Holdings S.A.	99,854	405,632
	Pantechniki S.A.	50,460	91,575

*	Pegasus Publishing & Printing S.A.	58,590	111,962
	Persefs S.A. Health Care	23,592	16,729
	Petros Petropoulos S.A.	7,360	48,120
*	Petzetakis S.A.	32,935	50,666
*	Pilias S.A.	103,584	22,409
	Pipeworks L. Girakian Profil S.A.	11,730	13,675
	Piraeus Leasing S.A.	5,765	41,572
*	Prodeftiki Technical Co.	32,257	11,243
*	Promota Hellas S.A.	26,580	6,709
	Rilken S.A.	1,982	9,766
*	Sanyo Hellas S.A.	118,401	122,378
	Sarantis S.A.	54,030	429,876
	Sato S.A.	28,850	39,874
*	Selected Textile Industry Assoc. S.A.	44,649	20,928
	Sfakianakis S.A.	13,390	65,659
*	Sheet Steel S.A.	25,850	5,282
*	Shelman Hellenic-Swiss Wood S.A.	38,042	67,667
	Silver and Baryte Ores Mining Co. S.A.	42,861	375,011
	Spyroy Agricultural House S.A.	40,278	48,892
*	Stabilton S.A.	27,530	2,647
	Strintzis Shipping Lines S.A.	168,190	212,246
	Technical Olympic S.A.	238,420	1,598,923
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,511
	Teletypos S.A. Mega Channel	40,647	169,027
	Terna Tourist Technical & Maritime S.A.	63,180	455,598
*	Themeliodomi S.A.	37,422	16,641
	Thrace Plastics Co. S.A.	59,640	88,164
	Uncle Stathis S.A.	10,999	73,763
	Unisystems S.A.	41,820	79,916
	Vardas S.A.	13,780	31,301
*	Varvaressos S.A. European Spinning Mills	7,200	5,538
*	Veterin S.A.	18,984	26,238
	Viohalco S.A.	359,185	2,460,615
	Vioter S.A.	80,590	92,014
*	Vis Container Manufacturing Co.	4,259	10,442
*	Zampa S.A.	830	9,756
TOTAL COMMON STOCKS
(Cost $46,682,588)			52,617,287

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	11,523
(Cost $8,592)

TOTAL — GREECE
(Cost $46,691,180)			52,628,810

FINLAND — (4.2%)
COMMON STOCKS — (4.2%)
	Alandsbanken AB Series B	7,790	193,896
*	Aldata Solutions Oyj	124,635	296,590
	Amanda Capital Oyj	25,870	80,839
#	Amer-Yhtymae Oyj Series A	141,760	2,705,545

	Aspo Oyj	42,300	370,103
	Aspocomp Group Oyj	25,476	125,535
	Basware Oyj	7,050	99,474
*	Benefon Oyj	156,300	67,626
*	Biotie Therapies Oyj	39,754	34,878
	Capman Oyj Series B	12,485	48,016
	Componenta Oyj	11,200	95,571
	Comptel Oyj	149,541	314,521
	Efore Oyj	25,840	59,627
	Elcoteq Network Oyj	44,060	983,347
#	Elektrobit Group Oyj	138,920	420,742
	Elisa Communications Corp.	52,390	905,436
*	eQ Oyj	23,900	65,204
	Etteplan Oyj	6,000	43,916
*	Evox Rifa Group Oyj	189,210	22,740
	Finnair Oyj	118,150	1,537,846
	Finnlines Oyj	78,360	1,375,926
	Fiskars Oyj AB Series A	82,728	1,138,436
*	F-Secure Oyj	156,528	342,384
	HK Ruokatalo Oyj Series A	44,760	524,500
	Honkarakenne Oyj Series B	3,030	19,301
	Huhtamaki Van Leer Oyj	147,650	2,342,383
	Ilkka-Yhtyma Oyj	19,360	252,689
*	Incap Oyj	11,000	25,251
*	J.W. Suominen Yhtyma Oyj	17,955	77,038
	Jaakko Poyry Group Oyj	16,810	581,850
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	73,716
	KCI Konecranes International Oyj	29,900	1,383,511
	Kemira GrowHow Oyj	25,160	201,389
	Kemira Oyj	139,200	1,970,766
	Kesko Oyj	32,060	889,303
	Laennen Tehtaat Oyj	8,670	169,847
#	Lassila & Tikanoja Oyj	68,276	1,304,715
	Lemminkainen Oyj	16,600	548,645
	Leo Longlife Oyj	7,830	45,170
	Martela Oyj	1,060	8,408
	Metsaemarkka Oyj Series B	1,532	13,662
	M-Real Oyj Series B	132,000	715,486
	New Kyro Corp. Oyj	91,340	472,041
	Nokian Renkaat Oyj	145,500	3,446,674
	Nordic Aluminium Oyj	1,900	32,768
*	Okmetic Oyj	21,204	49,694
#	Okobank Class A	101,080	1,664,318
	Olvi Oyj Series A	8,020	161,933
	Orion-Yhtyma Oyj Series A	41,180	925,505
	Orion-Yhtyma Oyj Series B	51,000	1,137,011
	Oy Stockmann AB Series B	53,350	2,161,443
	Perlos Oyj	76,811	655,439
	PK Cables Oyj	19,990	289,982
*	Pmj Automec Oyj	45,410	91,142
#	Pohjola Group P.L.C. Series D	146,205	2,345,817
	Ponsse Oyj	12,600	287,723
*	Proha Oyj	82,532	40,668
	Raisio Group P.L.C. Series V	299,423	834,879

	Rakentajain Koneuokrammo Oyj	10,260	113,445
	Ramirent Oyj	24,540	585,444
	Rapala VMC Oyj	36,040	256,856
	Raute Oyj Series A	4,190	77,551
	Rocla Oyj	2,900	38,862
*	Satama Interactive Oyj	70,900	86,063
#	Scanfil Oyj	63,879	343,175
	Sponda Oyj	109,111	1,156,612
	SSH Communications Oyj	44,900	52,884
	Stockmann Oyj AB	35,240	1,427,304
*	Stonesoft Corp.	49,279	34,943
	SysOpen Digia Oyj	16,020	80,865
	Talentum Oyj	36,600	167,153
*	Tecnomen Holding Oyj	112,970	317,709
	Teleste Corp. Oyi	21,249	208,136
	Tieto-X Oyj	10,200	42,171
	Tulikivi Oyj	5,710	55,930
	Turkistuottajat Oyj	4,290	41,763
	Uponor Oyj Series A	129,000	2,984,496
	Vacon Oyj	14,537	297,012
#	Vaisala Oyj Series A	21,200	626,789
	Viking Line AB	10,560	268,299
	Wartsila Corp. Oyj Series B	36,300	1,156,120
	Yit-Yhtymae Oyj	67,708	2,872,535

TOTAL — FINLAND
(Cost $28,242,722)			50,364,982

NORWAY — (4.1%)
COMMON STOCKS — (3.8%)
*	Acta Holding ASA	280,000	777,831
	Aker Yards ASA	28,121	1,508,732
	Aktiv Kapital ASA	57,017	942,081
	Arendals Fosse Kompani ASA	100	13,417
*	Blom ASA	23,367	130,539
	Bonheur ASA	16,850	1,476,277
*	Consorte Group ASA	12,000	19,232
*	Corrocean ASA	19,321	11,826
	Det Norske Oljeselskap ASA	366,980	2,313,387
	DOF ASA	97,006	475,291
#	EDB Elektronisk Data Behandling ASA	149,417	1,103,828
	Ekornes ASA	56,490	1,090,732
* #	Eltek ASA	64,902	1,079,793
	Expert ASA	49,850	570,666
	Farstad Shipping ASA	60,790	858,282
* #	Fast Search & Transfer ASA	218,520	823,842
*	Fjord Seafood ASA	1,099,483	701,489
*	Fred Olsen Energy ASA	57,000	1,800,948
	Ganger Rolf ASA	8,946	708,683
	Gresvig ASA	4,590	33,278
	Home Invest ASA	15,077	0
*	Ignis ASA	394,282	71,616

*	Independent Oil Tools ASA	75,603	28,849
	Itera Consulting Group ASA	113,000	67,784
	Kongsberg Gruppen ASA	49,500	899,100
*	Kverneland ASA	16,160	217,060
#	Leroy Seafood Group ASA	38,400	316,505
*	Merkantildata ASA	320,521	88,061
	Natural ASA	10,143	42,575
* #	Nera ASA	187,753	412,672
*	Nordic Semiconductor ASA	41,700	362,800
*	Northern Offshore, Ltd.	411,400	280,690
* #	Ocean Rig ASA	157,031	1,803,632
	Odfjell ASA Series A	97,000	2,146,820
	Olav Thon Eiendomsselskap ASA	8,320	679,412
*	Opticom ASA	12,350	154,574
*	Otrum ASA	17,800	93,734
	P4 Radio Hele Norge ASA	32,200	143,023
*	Petrolia Drilling ASA	214,000	49,649
* #	Photocure ASA	26,690	215,914
	Prosafe ASA	69,703	2,606,595
*	Q-Free ASA	56,000	270,104
	Rieber and Son ASA Series A	72,054	588,393
*	Scana Industrier ASA	166,000	111,485
* #	Sinvest ASA	126,520	1,235,933
* #	Software Innovation ASA	35,943	115,758
	Solstad Offshore ASA	54,100	817,501
*	Sparebk Midt-Norge	13,450	743,168
#	Steen and Stroem ASA	19,512	598,624
*	Synnove Finden ASA	8,200	45,684
	Tandberg ASA Series A	217,280	2,901,909
*	Tandberg Data ASA	87,130	172,889
*	Tandberg Storage ASA	48,450	43,632
*	Tandberg Television ASA	121,366	1,579,237
*	Telecomputing ASA	62,603	143,332
*	Tgs-Nopec Geophysical Co. ASA	49,032	2,103,013
	Tomra Systems ASA	365,628	2,600,646
*	TTS Marine ASA	21,000	116,354
*	Tybring-Gjed ASA	183,146	159,341
	Veidekke ASA	27,596	753,972
	Visma ASA	54,575	745,543
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,125,176
TOTAL COMMON STOCKS
(Cost $22,757,079)			45,092,913

INVESTMENT IN CURRENCY — (0.3%)
*	Norwegian Krone		3,150,703
(Cost $3,169,631)

TOTAL — NORWAY
(Cost $25,926,710)			48,243,616

DENMARK — (3.9%)
COMMON STOCKS — (3.8%)
	Aarhus Oliefabrik A.S. Aeries A	1,000	92,121
*	Almindelig Brand A.S.	28,360	1,164,682
	Amagerbanken A.S.	4,014	764,110
	Ambu International A.S. Series B	7,460	127,953
	Amtssparekassen Fyn A.S.	2,343	498,844
	Arkil Holdings A.S. Series B	270	39,526
*	Auriga Industries A.S. Series B	12,200	341,877
#	Bang & Olufsen Holding A.S. Series B	22,987	1,980,601
* #	Bavarian Nordic A.S.	4,930	388,652
*	Brodrene Hartmann A.S. Series B	5,865	145,462
*	Brondbyernes I.F. Fodbold A.S. Series B	4,000	54,435
	Bryggerigruppen A.S.	8,515	747,381
#	Christian Hansen Holding A.S. Series B	15,055	2,371,267
	Codan A.S.	34,625	1,856,927
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	154,447
#	Dampskibsselsk Torm A.S.	49,460	2,831,748
	Dantherm Holding A.S.	9,100	175,867
	Danware A.S.	4,185	86,271
*	Denka Holding A.S.	250	36,035
	DFDS A.S., Copenhagen	11,760	801,140
	DiskontoBanken A.S.	1,168	301,911
	DSV, De Sammensluttede Vognmaend A.S.	11,000	1,169,223
	East Asiatic Co., Ltd.	37,723	2,797,671
	Edb Gruppen A.S.	3,230	137,331
*	Fimiston Resources & Technology, Ltd.	2,600	59,878
#	FLS Industries A.S. Series B	73,180	2,038,916
	Fluegger A.S. Series B	2,913	291,804
	Forstaedernes Bank	9,322	971,347
*	Genmab A.S.	28,629	576,338
*	Glostrup Plade Vaerksted Industri A.S.	1,700	61,054
	Glunz & Jensen A.S.	2,870	38,826
	H&H International A.S. Series B	1,140	240,512
*	Hadsten Bank	355	78,613
	Harboes Bryggeri A.S.	575	229,194
	Hedegaard (Peder P.) A.S.	660	67,496
	Hojgaard Holding A.S. Series B	2,500	97,033
* #	IC Co. A.S.	3,510	166,477
*	Incentive A.S.	3,575	10,651
*	Jyske Bank A.S.	12,000	605,870
	Kjobenhavns Sommer Tivoli A.S.	580	264,161
	Koebenhavns Lufthavne A.S.	9,910	2,478,597
	Lan & Spar Bank A.S.	2,750	150,582
*	Lastas A.S. Series B	4,600	53,340
	Lollands Bank A.S.	750	36,961
*	Maconomy A.S.	6,000	9,663
* #	Neurosearch A.S.	9,160	267,015
	NKT Holding A.S.	46,745	1,983,703
	Nordjyske Bank A.S.	1,365	318,758
	Norresundby Bank A.S.	460	214,841
*	NTR Holdings A.S.	1,130	17,016
	Oestjydsk Bank	1,070	151,645
	Per Aarsleff A.S. Series B	2,320	172,993
*	Pharmexa A.S.	12,940	50,432
	Ringkjobing Bank	2,645	281,145

#	Ringkjobing Landbobank	2,520	1,109,989
	Rockwool, Ltd.	24,520	2,096,891
*	RTX Telecom A.S.	9,200	200,765
	Salling Bank A.S.	750	98,442
	Sanistal A.S. Series B	2,686	263,874
* #	SAS Danmark A.S.	34,300	375,633
	Satair A.S.	3,550	116,061
	Schouw & Co. A.S.	15,485	603,514
*	SDC Dandisc A.S.	6,000	65,708
#	Simcorp A.S.	7,640	770,244
	Sjaelso Gruppen A.S.	3,288	820,775
	Skjern Bank A.S.	1,755	179,478
*	Sondagsavisen A.S.	21,165	211,335
	Spar Nord Bank A.S.	6,823	1,036,210
	Sparbank Vest A.S.	7,985	519,538
	Sparekassen Faaborg A.S.	566	255,232
	Sydbank A.S.	81,720	1,967,571
#	Thrane & Thrane A.S.	5,258	189,683
* #	TK Development	23,478	328,959
*	Topdanmark A.S.	28,300	2,251,512
	Treka A.S.	8,498	186,130
	Vestfyns Bank A.S.	340	48,186
	Vestjysk Bank A.S.	12,490	504,890
	VT Holdings Shares B	3,130	159,795
TOTAL COMMON STOCKS
(Cost $22,223,212)			45,410,758

INVESTMENT IN CURRENCY — (0.1%)
*	Danish Krone		480,840
(Cost $480,704)

TOTAL — DENMARK
(Cost $22,703,916)			45,891,598

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
	Abengoa SA	89,300	1,571,242
	Adolfo Dominguez SA	7,041	233,981
* #	Amper SA	56,800	569,331
*	Avanzit SA	17,275	34,880
* #	Azkoyen SA	52,500	461,871
	Banco de Andalucia	9,800	856,271
	Banco de Credito Balear SA	35,424	911,091
#	Banco Guipuzcoano SA	93,414	2,134,247
	Banco Pastor SA	34,300	1,565,668
*	Baron de Ley SA	7,980	392,262
	Bodegas Riojanas SA	3,373	37,214
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	778,799
	Campofrio Alimentacion SA	92,800	1,667,400
	Cementos Portland SA	16,881	1,457,725
	Compania de Distribucion Integral Logista SA	29,600	1,529,716
	Compania Vinicola del Norte de Espana SA	13,363	200,754

	Coporacion Financiera Reunida SA	21,703	335,437
*	Dogi International Fabrics SA	20,913	131,955
	Duro Felguera SA	10,860	168,242
	Electnor SA	91,500	1,418,605
* #	Ercros SA	1,103,370	1,392,390
*	Espanola del Zinc SA	29,250	64,684
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	174,940	1,118,540
*	Europistas Concesionaria Espanola SA Issue 05	24,990	159,782
#	Faes Farma SA	64,158	1,220,625
	Funespana SA	19,671	225,068
	Grupo Catalana Occidente SA	22,301	1,849,371
	Grupo Empresarial Ence SA	18,593	558,427
	Hullas del Coto Cortes	8,666	99,049
	Iberpapel Gestion SA	20,281	432,895
	Inbesos SA	8,050	107,391
	Indo Internacional SA	37,172	303,345
	Inmobiliaria del Sur SA	416	84,995
	Inmobiliaria Urbis SA	80,282	1,809,131
	Lingotes Especiales SA	22,080	142,768
* #	LSB (La Seda de Barcelona SA) Series B	32,010	105,027
* #	Mecalux SA	13,929	303,005
	Miquel y Costas y Miquel SA	8,512	296,777
	Natra SA	14,979	146,000
* #	Natraceutical SA	384,137	540,160
*	Nicolas Correa SA	15,750	98,621
	Obrascon Huarte Lain SA	65,366	980,431
	Pescanova SA	26,443	786,886
	Prim SA	9,430	249,336
	Prosegur Cia de Seguridad SA	56,221	1,459,496
* #	Service Point Solutions SA	28,674	95,115
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	60,587	229,372
#	Sol Melia SA	112,700	1,554,950
#	SOS Cuetara SA	96,714	1,226,288
	Tavex Algodonera SA	31,944	132,452
*	Tavez Algodonera SA	3,194	13,244
*	Tecnocom Telecomunicaciones y Energia SA	12,707	105,224
#	Tele Pizza SA	375,734	857,995
#	Transportes Azkar, SA	35,477	286,528
	Tubacex SA	277,869	1,292,414
	Tubos Reunidos SA	12,466	346,090
	Unipapel SA	44,264	1,005,456
#	Uralita SA	338,493	1,818,477
*	Urbanizzciones y Transportes SA	26,261	42,608
	Vidrala SA, Alava	47,040	1,116,002
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	1,159,991
#	Zeltia SA	384,496	2,786,504

TOTAL — SPAIN
(Cost $24,082,523)			45,059,601

BELGIUM — (3.6%)
COMMON STOCKS — (3.6%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	67,862	3,417,364
* #	Arinso International NV	14,739	238,254
	Associated Weavers International	5,057	53,788
	Banque Nationale de Belgique	710	3,105,210
	Barco (New) NV	24,203	1,867,475
	Bekaert SA	41,401	3,386,020
	Brantano NV	2,801	154,854
	Brederode SA	12,180	345,470
	Carrieres Unies Porphyre	45	86,533
	CFE (Compagnie Francois d’Entreprises)	2,080	1,154,931
	Cofinimmo SA	17,021	2,683,920
	Commerciale de Brasserie SA COBRHA	115	144,432
	Compagnie Maritime Belge	50,206	1,745,640
	Cumerio	9,586	172,238
	Deceuninck SA	63,700	1,998,161
	D’Ieteren SA	8,210	1,958,638
	Distrigaz	57	270,597
*	Docpharma SA NV	5,680	231,282
	Dolmen Computer Applications	5,036	58,649
	Duvel Moorgat NV	5,019	188,804
*	Econocom Group SA	27,967	211,421
	Euronav SA	41,185	1,351,302
	EVS Broadcast Equipment SA	5,500	197,644
#	Exmar NV	10,115	972,538
	Floridienne NV	2,033	154,909
	Glaces de Moustier-sur-Sambre SA	13,370	682,922
*	ICOS Vision Systems Corp. NV	18,618	675,757
*	Image Recognition Integrated Systems Group SA	2,582	111,683
*	Immobel (Cie Immobiliere de Belgique SA)	6,629	294,782
*	Innogenetics NV	56,493	649,087
*	Integrated Production & Test Engineering NV	5,430	29,367
*	International Brachtherapy SA	16,544	123,078
*	Ion Beam Application SA	39,424	301,348
	Ipso-Ilg SA	7,330	68,715
	Keytrade Bank SA	2,800	104,388
	Kinepolis Group NV	5,020	173,759
	Lotus Bakeries NV	792	124,219
#	Melexis NV	58,750	779,520
	Metiers Automatiques Picanol	16,120	278,402
	Neuhaus NV	870	43,131
	Nord-Sumatra Investissements SA	650	550,748
	Omega Pharma SA	54,295	3,065,656
*	Option NV	15,455	847,002
*	Papeteries de Catala SA	315	34,072
	Quick Restaurants SA	24,780	660,264
*	Real Software SA	55,542	30,039
	Recticel SA	22,870	225,388
*	Resilux NV	1,754	93,386
	Rosier SA	655	104,306
	Roularta Media Groep	9,837	588,175
*	Sait Radioholland	20,197	92,240
	Sapec SA	3,635	394,933

*	Sapec SA VVPR	75	356
	Sioen Industries NV	21,502	249,377
	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	299,920
*	Solvus SA Interim Strip VVPR	18,176	0
*	Spector Photo Group SA	5,408	28,923
*	Systemat SA	13,980	95,771
* #	Telindus Group SA	67,151	1,162,159
	Ter Beke NV	2,281	184,498
#	Tessenderlo Chemie	47,282	1,539,982
	UNIBRA	1,600	174,990
	Van de Velde NV	3,266	588,787
	VPK Packaging Group SA	7,185	227,540
	Warehouses de Pauw SCA	10,753	521,463

TOTAL — BELGIUM
(Cost $27,995,120)			42,350,207

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	62,626	662,351
*	Aminex P.L.C.	191,389	62,106
*	Ardagh P.L.C.	14,262	66,849
*	Datalex P.L.C.	164,871	112,946
	DCC P.L.C.	197,116	3,956,297
	Donegal Creameries P.L.C.	21,925	118,578
*	Dragon Oil P.L.C.	509,740	1,752,126
	FBD Holdings P.L.C.	30,323	1,207,745
	Fyffes P.L.C.	897,420	2,739,555
	Glanbia P.L.C.	390,240	1,149,075
*	Grafton Group P.L.C.	284,256	2,869,720
	Greencore Group P.L.C.	445,622	1,933,412
*	Horizon Technology Group P.L.C.	61,335	84,036
	IAWS Group P.L.C.	275,215	3,985,747
	IFG Group P.L.C.	122,416	214,804
	Independent News & Media P.L.C.	645,069	1,883,922
*	Iona Technologies P.L.C.	53,750	158,269
	Irish Intercontental Group P.L.C.	37,153	442,058
*	IWP International P.L.C.	39,611	2,285
	Jurys Hotel Group P.L.C.	121,042	2,734,919
*	Kenmare Resources P.L.C.	1,417,323	1,022,046
	Kingspan Group P.L.C.	185,024	2,379,372
	McInerney Holdings P.L.C.	73,588	751,755
	Paddy Power P.L.C.	123,744	2,178,775
	Qualceram Shires P.L.C.	15,136	23,649
	Readymix P.L.C.	109,762	307,368
	United Drug P.L.C.	602,325	2,417,842
*	Waterford Wedgwood P.L.C.	3,152,188	242,461

TOTAL — IRELAND
(Cost $25,047,775)			35,460,068

AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
*	Admiral Sportwetten AG	3,905	72,229
	Agrana Beteiligungs AG	4,142	402,626
	Andritz AG	26,338	2,626,678
	Austria Email AG	715	3,180
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	337,315
	Bank Fuer Kaernten und Steiermark AG	520	60,934
* #	Betandwin.com Interactive Entertainment AG	40,984	3,201,190
	Boehler-Uddeholm AG	26,152	4,399,998
#	BWT AG	24,819	1,063,394
*	CA Immobilien Anlagen AG	108,216	2,755,961
	Constantia-Verpackungen AG	21,263	873,468
*	Conwert Immobilien Invest AG	40,820	700,080
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	69,070
	Flughafen Wien AG	26,698	1,796,873
	Frauenthal Holding AG	977	133,742
	Lenzing AG	3,948	869,030
	Manner (Josef) & Co. AG	870	47,157
	Mayr-Melnhof Karton AG	11,760	1,710,186
	Oberbank AG	7,077	717,014
	Palfinger AG	11,176	979,990
* #	RHI AG, Wien	65,590	1,952,604
	Rosenbauer International AG	2,134	155,167
*	S&T System Integration & Technology Distribution AG	5,233	168,238
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	783,897
*	Sparkassen Immobilien AG	42,133	442,066
	Ubm Realitaetenentwicklung AG	1,440	77,880
#	Uniqa Versicherungen AG	128,555	2,705,364
*	Wolford AG	4,900	101,881
TOTAL COMMON STOCKS
(Cost $19,577,577)			29,207,212

RIGHTS/WARRANTS — (0.0%)
*	Jenbacher AG Rights 03/31/08	7,860	0
(Cost $0)

TOTAL — AUSTRIA
(Cost $19,577,577)			29,207,212

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Cin Corporacao Industrial do Norte SA	1,000	6,490
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	324,258
	EFACEC Capital SGPS SA	60,600	229,421
*	Fibras Sinteticas de Portugal SA	195,903	63,571
	Finibanco Holdings SGPS SA	81,326	172,025
* #	Gescartao SGPS SA	28,003	370,883

	Ibersol SGPS SA	20,401	132,402
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,188,466
*	Investimentos Participacoes e Gestao SA Inapa	43,702	148,641
	Jeronimo Martins SGPS SA	170,757	2,462,693
	Mota-Engil SGPS SA	250,900	1,013,189
* #	Novabase SGPS	56,005	447,609
* #	ParaRede SGPS SA	423,662	152,754
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	970,940
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	467,009
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	263,926
*	Sociedade Construcoes Soares da Costa SA	19,200	32,537
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,089,162
* #	Sonaecom SGPS SA	321,175	1,378,036
*	Sporting Sociedad Desportiva de Futebol SAD	15,071	50,354
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	40,358	73,242
	Teixeira Duarte Engenharia e Construcoes SA	609,000	914,909

TOTAL — PORTUGAL
(Cost $6,897,794)			11,952,517

EMU — (0.7%)
INVESTMENT IN CURRENCY — (0.7%)
*	Euro Currency		8,046,232
(Cost $8,043,072)

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Epicor Software Corp.	2,171	28,223
*	InFocus Corp.	10,455	36,070

TOTAL — UNITED STATES
(Cost $214,919)			64,293

		Face
		Amount
		(000)

TEMPORARY CASH INVESTMENTS — (11.7%)
	Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.30% and 3.35%, respectively, 10/03/05 (Collateralized by $204,063,602 FICO 8.60%, 09/26/19; U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 02/15/06 to 02/15/31; & U.S. Treasury Notes 3.375%, 02/15/08 & 4.75%, 05/15/14, valued at $137,471,395) to be repurchased at $134,809,562 (Cost $134,772,083)	$134,772	134,772,083
	Repurchase Agreement, PNC Capital Markets, Inc. 3.61%, 10/03/05 (Collateralized by $3,569,000 FNMA Note 2.95%, 11/14/07, valued at $3,600,229) to be repurchased at $3,548,067 (Cost $3,547,000)	3,547	3,547,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $138,319,083)	138,319,083

TOTAL INVESTMENTS - (100.0%)
(Cost $842,530,583)††	$1,184,600,391

†	Securities have been fair valued. See Security Valuation Note.
	Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $842,530,953.

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which four are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series (the “International Equity Portfolios”) which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which market quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of November 28, 2005.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS- INVESTMENT TRUST

By:	/s/ Al Steele

Al Steele
President ,Chief Executive Officer
And Principal Executive Officer

Date:	11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tara Maw

Tara Maw
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	11/28/05

By:	/s/ Al Steele

Al Steele
President ,Chief Executive Officer
And Principal Executive Officer

Date:	11/28/05